Banks UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (74.7%)
Associated Banc-Corp. (Banks)	2,843	$57,173
BancorpSouth Bank (Banks)	1,643	50,391
Bank of America Corp. (Banks)	146,909	4,593,844
Bank of Hawaii Corp. (Banks)	710	61,990
Bank OZK (Banks)	2,119	59,459
BankUnited, Inc. (Banks)	1,667	57,178
BB&T Corp. (Banks)	13,436	712,780
BOK Financial Corp. (Banks)	562	43,358
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,481	35,404
Cathay General Bancorp, Inc. (Banks)	1,328	47,237
CIT Group, Inc. (Banks)	1,660	71,197
Citigroup, Inc. (Banks)	39,616	2,846,806
Citizens Financial Group, Inc. (Banks)	7,840	275,654
Comerica, Inc. (Banks)	2,619	171,335
Commerce Bancshares, Inc. (Banks)	1,732	111,472
Cullen/Frost Bankers, Inc. (Banks)	1,001	90,170
East West Bancorp, Inc. (Banks)	2,553	109,575
F.N.B. Corp. (Banks)	5,697	68,706
Fifth Third Bancorp (Banks)	12,809	372,486
First Citizens BancShares, Inc. - Class A (Banks)	152	74,772
First Financial Bankshares, Inc. (Banks)	2,381	79,240
First Hawaiian, Inc. (Banks)	2,336	63,843
First Horizon National Corp. (Banks)	5,479	87,506
First Republic Bank (Banks)	2,951	313,868
Fulton Financial Corp. (Banks)	2,915	49,730
Glacier Bancorp, Inc. (Banks)	1,501	63,522
Hancock Holding Co. (Banks)	1,591	62,049
Home BancShares, Inc. (Banks)	2,733	50,506
Huntington Bancshares, Inc. (Banks)	18,198	257,138
IBERIABANK Corp. (Banks)	924	67,812
International Bancshares Corp. (Banks)	1,014	41,533
Investors Bancorp, Inc. (Banks)	3,930	47,357
JPMorgan Chase & Co. (Banks)	56,072	7,004,514
KeyCorp (Banks)	17,594	316,164
M&T Bank Corp. (Banks)	2,343	366,750
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	8,195	95,471
PacWest Bancorp (Banks)	2,073	76,680
People’s United Financial, Inc. (Banks)	6,991	113,044
Pinnacle Financial Partners, Inc. (Banks)	1,270	74,701
PNC Financial Services Group, Inc. (Banks)	7,809	1,145,580
Popular, Inc. (Banks)	1,695	92,310
Prosperity Bancshares, Inc. (Banks)	1,211	83,583
Regions Financial Corp. (Banks)	17,498	281,718
Signature Bank (Banks)	959	113,469
Sterling Bancorp (Banks)	3,598	70,701
SunTrust Banks, Inc. (Banks)	7,785	532,027
SVB Financial Group* (Banks)	904	200,218
Synovus Financial Corp. (Banks)	2,709	91,754
TCF Financial Corp. (Banks)	2,691	106,537
Texas Capital Bancshares, Inc.* (Banks)	883	47,735
TFS Financial Corp. (Thrifts & Mortgage Finance)	883	17,007
Trustmark Corp. (Banks)	1,128	38,713
U.S. Bancorp (Banks)	25,148	1,433,939
UMB Financial Corp. (Banks)	756	49,337
Umpqua Holdings Corp. (Banks)	3,861	61,081
United Bankshares, Inc. (Banks)	1,787	70,658
Valley National Bancorp (Banks)	5,817	67,361
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,394	50,825
Webster Financial Corp. (Banks)	1,615	71,222
Wells Fargo & Co. (Banks)	70,313	3,630,260
Western Alliance Bancorp (Banks)	1,673	82,529
Wintrust Financial Corp. (Banks)	994	63,437
Zions Bancorp (Banks)	3,102	150,354
TOTAL COMMON STOCKS (Cost $21,000,012)		27,694,770

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.6%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $9,122,406	$9,122,000	$9,122,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,122,000)		9,122,000

TOTAL INVESTMENT SECURITIES (Cost $30,122,012) - 99.3%		36,816,770
Net other assets (liabilities) - 0.7%		243,582

NET ASSETS - 100.0%		$37,060,352

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $3,767,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	11/25/19	2.16%	$13,846,176	$(42,055)
Dow Jones U.S. Banks Index	UBS AG	11/25/19	2.01%	13,993,550	(37,234)
				$27,839,726	$(79,289)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Banks	$27,496,063	74.2%
Thrifts & Mortgage Finance	198,707	0.5%
Other **	9,365,582	25.3%
Total	$37,060,352	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (77.6%)
Air Products & Chemicals, Inc. (Chemicals)	1,144	$243,969
Albemarle Corp. (Chemicals)	550	33,407
Alcoa Corp.* (Metals & Mining)	965	20,062
Allegheny Technologies, Inc.* (Metals & Mining)	654	13,741
Ashland Global Holdings, Inc. (Chemicals)	314	24,294
Axalta Coating Systems, Ltd.* (Chemicals)	1,079	31,820
Cabot Corp. (Chemicals)	301	13,121
Carpenter Technology Corp. (Metals & Mining)	248	12,157
Celanese Corp. (Chemicals)	642	77,778
CF Industries Holdings, Inc. (Chemicals)	1,133	51,382
Commercial Metals Co. (Metals & Mining)	613	11,849
Corteva, Inc. (Chemicals)	3,888	102,565
Domtar Corp. (Paper & Forest Products)	325	11,827
Dow, Inc. (Chemicals)	3,859	194,841
DuPont de Nemours, Inc. (Chemicals)	3,871	255,138
Eastman Chemical Co. (Chemicals)	711	54,064
Ecolab, Inc. (Chemicals)	1,299	249,499
Element Solutions, Inc.* (Chemicals)	1,174	12,750
FMC Corp. (Chemicals)	677	61,946
Freeport-McMoRan, Inc. (Metals & Mining)	7,533	73,974
H.B. Fuller Co. (Chemicals)	265	12,932
Huntsman Corp. (Chemicals)	1,061	23,480
Ingevity Corp.* (Chemicals)	217	18,274
International Flavors & Fragrances, Inc. (Chemicals)	555	67,716
Linde PLC (Chemicals)	2,807	556,767
LyondellBasell Industries N.V. - Class A (Chemicals)	1,340	120,198
NewMarket Corp. (Chemicals)	38	18,449
Newmont Mining Corp. (Metals & Mining)	4,259	169,210
Nucor Corp. (Metals & Mining)	1,574	84,760
Olin Corp. (Chemicals)	854	15,662
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	399	4,201
PolyOne Corp. (Chemicals)	400	12,820
PPG Industries, Inc. (Chemicals)	1,226	153,397
Reliance Steel & Aluminum Co. (Metals & Mining)	346	40,150
Royal Gold, Inc. (Metals & Mining)	340	39,250
RPM International, Inc. (Chemicals)	673	48,745
Sensient Technologies Corp. (Chemicals)	219	13,701
Steel Dynamics, Inc. (Metals & Mining)	1,141	34,641
The Chemours Co. (Chemicals)	849	13,932
The Mosaic Co. (Chemicals)	1,845	36,679
The Scotts Miracle-Gro Co. - Class A (Chemicals)	204	20,480
United States Steel Corp. (Metals & Mining)(a)	889	10,232
Valvoline, Inc. (Chemicals)	977	20,849
W.R. Grace & Co. (Chemicals)	291	19,337
Westlake Chemical Corp. (Chemicals)	180	11,374
Worthington Industries, Inc. (Metals & Mining)	193	7,104
TOTAL COMMON STOCKS (Cost $1,301,569)		3,124,524

	Principal Amount	Value
Repurchase Agreements(b)(c) (24.4%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $980,044	$980,000	$980,000
TOTAL REPURCHASE AGREEMENTS (Cost $980,000)		980,000

	Shares	Value
Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	1,884	$1,884
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	2,367	2,367
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	7,735	7,735
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,986)		11,986

TOTAL INVESTMENT SECURITIES (Cost $2,293,555) - 102.3%		4,116,510
Net other assets (liabilities) - (2.3)%		(93,442)

NET ASSETS - 100.0%		$4,023,068

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $10,612.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $461,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	11/25/19	2.16%	$1,128,600	$24,966
Dow Jones U.S. Basic Materials Index	UBS AG	11/25/19	2.01%	1,774,454	28,696
				$2,903,054	$53,662

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Chemicals	$2,591,366	64.3%
Metals & Mining	517,130	12.9%
Oil, Gas & Consumable Fuels	4,201	0.1%
Paper & Forest Products	11,827	0.3%
Other **	898,544	22.4%
Total	$4,023,068	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bear ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.4%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $16,881,752	$16,881,000	$16,881,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,881,000)		16,881,000

TOTAL INVESTMENT SECURITIES (Cost $16,881,000) - 99.4%		16,881,000
Net other assets (liabilities) - 0.6%		102,316

NET ASSETS - 100.0%		$16,983,316

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $1,771,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	14	12/23/19	$(2,125,200)	$(22,568)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/19	(2.01)%	$(12,624,103)	$7,891
S&P 500	UBS AG	11/27/19	(1.81)%	(2,171,425)	1,755
				$(14,795,528)	$9,646

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (80.1%)
AbbVie, Inc. (Biotechnology)	224,228	$17,837,338
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	16,002	678,645
Agilent Technologies, Inc. (Life Sciences Tools & Services)	46,928	3,554,796
Agios Pharmaceuticals, Inc.* (Biotechnology)	7,840	235,827
Alexion Pharmaceuticals, Inc.* (Biotechnology)	34,002	3,583,811
Alkermes PLC* (Biotechnology)	23,827	465,341
Allogene Therapeutics, Inc.* (Biotechnology)(a)	7,755	223,344
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	16,864	1,462,783
Amgen, Inc. (Biotechnology)	90,938	19,392,530
Avantor, Inc.* (Life Sciences Tools & Services)	33,646	478,110
Biogen, Inc.* (Biotechnology)	27,970	8,354,919
BioMarin Pharmaceutical, Inc.* (Biotechnology)	27,215	1,992,410
Bio-Techne Corp. (Life Sciences Tools & Services)	5,771	1,201,349
Bluebird Bio, Inc.* (Biotechnology)	8,381	678,861
Blueprint Medicines Corp.* (Biotechnology)	7,448	512,720
Celgene Corp.* (Biotechnology)	107,473	11,610,309
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	7,401	961,982
Exact Sciences Corp.* (Biotechnology)	19,635	1,708,245
Exelixis, Inc.* (Biotechnology)	45,933	709,665
FibroGen, Inc.* (Biotechnology)	11,861	464,358
Gilead Sciences, Inc. (Biotechnology)	192,045	12,235,188
Illumina, Inc.* (Life Sciences Tools & Services)	22,292	6,587,731
Immunomedics, Inc.* (Biotechnology)	25,909	414,544
Incyte Corp.* (Biotechnology)	27,069	2,271,630
Intercept Pharmaceuticals, Inc.* (Biotechnology)	3,818	277,874
Ionis Pharmaceuticals, Inc.* (Biotechnology)	19,389	1,080,355
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	27,625	3,989,603
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	3,732	2,630,836
Moderna, Inc.* (Biotechnology)	31,043	519,970
Myriad Genetics, Inc.* (Biotechnology)	11,200	377,104
Nektar Therapeutics* (Pharmaceuticals)(a)	26,578	455,148
Neurocrine Biosciences, Inc.* (Biotechnology)	13,888	1,381,717
Portola Pharmaceuticals, Inc.* (Biotechnology)	10,652	307,949
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	9,522	930,395
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	12,116	3,710,888
Repligen Corp.* (Biotechnology)	7,033	559,053
Sage Therapeutics, Inc.* (Biotechnology)	7,832	1,062,411
Sarepta Therapeutics, Inc.* (Biotechnology)	10,709	889,490
Seattle Genetics, Inc.* (Biotechnology)	17,156	1,842,554
Syneos Health, Inc.* (Life Sciences Tools & Services)	9,416	472,212
The Medicines Co.* (Pharmaceuticals)	11,190	587,363
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	8,223	330,071
United Therapeutics Corp.* (Biotechnology)	6,649	597,346
Vertex Pharmaceuticals, Inc.* (Biotechnology)	38,976	7,619,028
TOTAL COMMON STOCKS (Cost $59,504,070)		127,237,803

	Principal Amount	Value
Repurchase Agreements(b)(c) (18.9%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $29,993,335	$29,992,000	$29,992,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,992,000)		29,992,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	37,564	$37,564
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	47,182	47,182
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	154,187	154,187
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $238,933)		238,933

TOTAL INVESTMENT SECURITIES (Cost $89,735,003) - 99.2%		157,468,736
Net other assets (liabilities) - 0.8%		1,248,012

NET ASSETS - 100.0%		$158,716,748

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $225,802.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $20,122,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	11/25/19	2.16%	$53,364,369	$722,042
Dow Jones U.S. Biotechnology Index	UBS AG	11/25/19	2.16%	56,974,787	794,995
				$110,339,156	$1,517,037

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Biotechnology	$105,388,278	66.3%
Life Sciences Tools & Services	20,807,014	13.1%
Pharmaceuticals	1,042,511	0.7%
Other **	31,478,945	19.9%
Total	$158,716,748	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (65.5%)
3M Co. (Industrial Conglomerates)	1,029	$169,775
A.O. Smith Corp. (Building Products)	247	12,271
Abbott Laboratories (Health Care Equipment & Supplies)	3,160	264,208
AbbVie, Inc. (Biotechnology)	2,644	210,330
ABIOMED, Inc.* (Health Care Equipment & Supplies)	81	16,814
Accenture PLC - Class A (IT Services)	1,139	211,193
Activision Blizzard, Inc. (Entertainment)	1,371	76,817
Adobe Systems, Inc.* (Software)	868	241,243
Advance Auto Parts, Inc. (Specialty Retail)	127	20,635
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,940	65,824
Affiliated Managers Group, Inc. (Capital Markets)	91	7,269
Aflac, Inc. (Insurance)	1,323	70,331
Agilent Technologies, Inc. (Life Sciences Tools & Services)	554	41,966
Air Products & Chemicals, Inc. (Chemicals)	394	84,024
Akamai Technologies, Inc.* (IT Services)	295	25,518
Alaska Air Group, Inc. (Airlines)	221	15,344
Albemarle Corp. (Chemicals)	189	11,480
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	203	32,226
Alexion Pharmaceuticals, Inc.* (Biotechnology)	401	42,265
Align Technology, Inc.* (Health Care Equipment & Supplies)	130	32,798
Allegion PLC (Building Products)	167	19,379
Allergan PLC (Pharmaceuticals)	586	103,200
Alliance Data Systems Corp. (IT Services)	74	7,400
Alliant Energy Corp. (Electric Utilities)	424	22,616
Alphabet, Inc.* - Class A (Interactive Media & Services)	535	673,458
Alphabet, Inc.* - Class C (Interactive Media & Services)	540	680,459
Altria Group, Inc. (Tobacco)	3,340	149,599
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	743	1,320,057
Amcor PLC (Containers & Packaging)	2,905	27,656
Ameren Corp. (Multi-Utilities)	440	34,188
American Airlines Group, Inc. (Airlines)	708	21,282
American Electric Power Co., Inc. (Electric Utilities)	883	83,346
American Express Co. (Consumer Finance)	1,216	142,613
American International Group, Inc. (Insurance)	1,556	82,406
American Tower Corp. (Equity Real Estate Investment Trusts)	792	172,719
American Water Works Co., Inc. (Water Utilities)	323	39,816
Ameriprise Financial, Inc. (Capital Markets)	234	35,308
AmerisourceBergen Corp. (Health Care Providers & Services)	272	23,223
AMETEK, Inc. (Electrical Equipment)	408	37,393
Amgen, Inc. (Biotechnology)	1,072	228,605
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	532	53,375
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	661	70,482
ANSYS, Inc.* (Software)	150	33,023
Anthem, Inc. (Health Care Providers & Services)	457	122,970
Aon PLC (Insurance)	422	81,514
Apache Corp. (Oil, Gas & Consumable Fuels)	671	14,534
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	266	14,598
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,595	1,889,331
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,651	89,583
Aptiv PLC (Auto Components)	458	41,014
Archer-Daniels-Midland Co. (Food Products)	995	41,830
Arconic, Inc. (Aerospace & Defense)	691	18,982
Arista Networks, Inc.* (Communications Equipment)	98	23,968
Arthur J. Gallagher & Co. (Insurance)	333	30,376
Assurant, Inc. (Insurance)	109	13,742
AT&T, Inc. (Diversified Telecommunication Services)	13,065	502,871
Atmos Energy Corp. (Gas Utilities)	211	23,733
Autodesk, Inc.* (Software)	393	57,912
Automatic Data Processing, Inc. (IT Services)	776	125,890
AutoZone, Inc.* (Specialty Retail)	44	50,353
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	250	54,415
Avery Dennison Corp. (Containers & Packaging)	150	19,179
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	923	19,752
Ball Corp. (Containers & Packaging)	594	41,561
Bank of America Corp. (Banks)	14,979	468,393
Baxter International, Inc. (Health Care Equipment & Supplies)	913	70,027
BB&T Corp. (Banks)	1,370	72,679
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	483	123,648
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,506	745,305
Best Buy Co., Inc. (Specialty Retail)	415	29,809
Biogen, Inc.* (Biotechnology)	330	98,574
BlackRock, Inc. - Class A (Capital Markets)	210	96,957
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	76	155,707
BorgWarner, Inc. (Auto Components)	369	15,380
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	257	35,260
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,491	103,875
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,925	167,807
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	711	208,216
Broadridge Financial Solutions, Inc. (IT Services)	205	25,670
Brown-Forman Corp. - Class B (Beverages)	325	21,294

	Shares	Value
Common Stocks, continued
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	242	$18,305
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	747	13,924
Cadence Design Systems, Inc.* (Software)	501	32,740
Campbell Soup Co. (Food Products)	301	13,939
Capital One Financial Corp. (Consumer Finance)	841	78,423
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	270	8,389
Cardinal Health, Inc. (Health Care Providers & Services)	532	26,307
CarMax, Inc.* (Specialty Retail)	296	27,578
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	716	30,709
Caterpillar, Inc. (Machinery)	1,006	138,627
CBOE Holdings, Inc. (Capital Markets)	200	23,030
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	601	32,184
CBS Corp. - Class B (Media)	585	21,083
CDW Corp. (Electronic Equipment, Instruments & Components)	259	33,129
Celanese Corp. (Chemicals)	221	26,774
Celgene Corp.* (Biotechnology)	1,267	136,874
Centene Corp.* (Health Care Providers & Services)	739	39,226
CenterPoint Energy, Inc. (Multi-Utilities)	897	26,076
CenturyLink, Inc. (Diversified Telecommunication Services)	1,755	22,710
Cerner Corp. (Health Care Technology)	569	38,191
CF Industries Holdings, Inc. (Chemicals)	390	17,687
Charter Communications, Inc.* - Class A (Media)	289	135,212
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,395	394,295
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	46	35,795
Chubb, Ltd. (Insurance)	815	124,221
Church & Dwight Co., Inc. (Household Products)	442	30,913
Cigna Corp. (Health Care Providers & Services)	675	120,461
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	181	7,642
Cincinnati Financial Corp. (Insurance)	272	30,793
Cintas Corp. (Commercial Services & Supplies)	148	39,763
Cisco Systems, Inc. (Communications Equipment)	7,590	360,600
Citigroup, Inc. (Banks)	4,039	290,243
Citizens Financial Group, Inc. (Banks)	799	28,093
Citrix Systems, Inc. (Software)	220	23,949
CME Group, Inc. (Capital Markets)	641	131,885
CMS Energy Corp. (Multi-Utilities)	508	32,471
Cognizant Technology Solutions Corp. (IT Services)	988	60,209
Colgate-Palmolive Co. (Household Products)	1,534	105,232
Comcast Corp. - Class A (Media)	8,109	363,446
Comerica, Inc. (Banks)	267	17,467
ConAgra Foods, Inc. (Food Products)	869	23,506
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	360	24,307
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,985	109,572
Consolidated Edison, Inc. (Multi-Utilities)	594	54,779
Constellation Brands, Inc. - Class A (Beverages)	299	56,909
Copart, Inc.* (Commercial Services & Supplies)	360	29,750
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,395	41,334
Corteva, Inc. (Chemicals)	1,338	35,296
Costco Wholesale Corp. (Food & Staples Retailing)	786	233,528
Coty, Inc. (Personal Products)	525	6,137
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	743	103,121
CSX Corp. (Road & Rail)	1,428	100,346
Cummins, Inc. (Machinery)	282	48,639
CVS Health Corp. (Health Care Providers & Services)	2,325	154,357
D.R. Horton, Inc. (Household Durables)	601	31,473
Danaher Corp. (Health Care Equipment & Supplies)	1,142	157,390
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	220	24,699
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	173	10,138
Deere & Co. (Machinery)	563	98,041
Delta Air Lines, Inc. (Airlines)	1,034	56,953
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	401	21,967
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	722	14,642
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	292	25,042
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	373	47,386
Discover Financial Services (Consumer Finance)	569	45,668
Discovery Communications, Inc.* - Class A (Media)	282	7,601
Discovery Communications, Inc.* - Class C (Media)	620	15,649
Dish Network Corp.* - Class A (Media)	430	14,783
Dollar General Corp. (Multiline Retail)	460	73,756
Dollar Tree, Inc.* (Multiline Retail)	423	46,699
Dominion Resources, Inc. (Multi-Utilities)	1,470	121,348
Dover Corp. (Machinery)	260	27,011
Dow, Inc. (Chemicals)	1,329	67,101
DTE Energy Co. (Multi-Utilities)	328	41,761
Duke Energy Corp. (Electric Utilities)	1,302	122,727
Duke Realty Corp. (Equity Real Estate Investment Trusts)	646	22,700
DuPont de Nemours, Inc. (Chemicals)	1,333	87,858
DXC Technology Co. (IT Services)	468	12,950
E*TRADE Financial Corp. (Capital Markets)	428	17,886
Eastman Chemical Co. (Chemicals)	245	18,630

	Shares		Value
Common Stocks, continued
Eaton Corp. PLC (Electrical Equipment)	751		$65,420
eBay, Inc. (Internet & Direct Marketing Retail)	1,409		49,667
Ecolab, Inc. (Chemicals)	448		86,047
Edison International (Electric Utilities)	641		40,319
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	372		88,677
Electronic Arts, Inc.* (Entertainment)	527		50,803
Eli Lilly & Co. (Pharmaceuticals)	1,519		173,090
Emerson Electric Co. (Electrical Equipment)	1,100		77,165
Entergy Corp. (Electric Utilities)	356		43,247
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,038		71,944
Equifax, Inc. (Professional Services)	216		29,529
Equinix, Inc. (Equity Real Estate Investment Trusts)	152		86,151
Equity Residential (Equity Real Estate Investment Trusts)	623		55,235
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	118		38,601
Everest Re Group, Ltd. (Insurance)	73		18,768
Evergy, Inc. (Electric Utilities)	421		26,906
Eversource Energy (Electric Utilities)	579		48,485
Exelon Corp. (Electric Utilities)	1,737		79,016
Expedia, Inc. (Internet & Direct Marketing Retail)	250		34,165
Expeditors International of Washington, Inc. (Air Freight & Logistics)	305		22,247
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	229		25,710
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,566		511,235
F5 Networks, Inc.* (Communications Equipment)	107		15,417
Facebook, Inc.* - Class A (Interactive Media & Services)	4,302		824,479
Fastenal Co. (Trading Companies & Distributors)	1,024		36,803
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	124		16,865
FedEx Corp. (Air Freight & Logistics)	429		65,491
Fidelity National Information Services, Inc. (IT Services)	1,097		144,541
Fifth Third Bancorp (Banks)	1,305		37,949
First Horizon National Corp. (Banks)	—	†	6
First Republic Bank (Banks)	301		32,014
FirstEnergy Corp. (Electric Utilities)	966		46,677
Fiserv, Inc.* (IT Services)	1,020		108,263
FleetCor Technologies, Inc.* (IT Services)	155		45,604
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	243		12,529
Flowserve Corp. (Machinery)	234		11,429
FMC Corp. (Chemicals)	233		21,320
Ford Motor Co. (Automobiles)	6,995		60,087
Fortinet, Inc.* (Software)	253		20,635
Fortive Corp. (Machinery)	528		36,432
Fortune Brands Home & Security, Inc. (Building Products)	250		15,013
Fox Corp. - Class A (Media)	633		20,281
Fox Corp. - Class B (Media)	290		9,060
Franklin Resources, Inc. (Capital Markets)	503		13,858
Freeport-McMoRan, Inc. (Metals & Mining)	2,592		25,453
Garmin, Ltd. (Household Durables)	258		24,188
Gartner, Inc.* (IT Services)	162		24,961
General Dynamics Corp. (Aerospace & Defense)	418		73,902
General Electric Co. (Industrial Conglomerates)	15,603		155,718
General Mills, Inc. (Food Products)	1,078		54,827
General Motors Co. (Automobiles)	2,246		83,461
Genuine Parts Co. (Distributors)	261		26,773
Gilead Sciences, Inc. (Biotechnology)	2,264		144,239
Global Payments, Inc. (IT Services)	536		90,680
Globe Life, Inc. (Insurance)	180		17,519
H & R Block, Inc. (Diversified Consumer Services)(a)	358		8,946
Halliburton Co. (Energy Equipment & Services)	1,565		30,126
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	645		9,810
Harley-Davidson, Inc. (Automobiles)	280		10,895
Hartford Financial Services Group, Inc. (Insurance)	646		36,874
Hasbro, Inc. (Leisure Products)	209		20,338
HCA Holdings, Inc. (Health Care Providers & Services)	475		63,432
HCP, Inc. (Equity Real Estate Investment Trusts)	877		32,993
Helmerich & Payne, Inc. (Energy Equipment & Services)	196		7,350
Henry Schein, Inc.* (Health Care Providers & Services)	265		16,585
Hess Corp. (Oil, Gas & Consumable Fuels)	463		30,442
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,333		38,285
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	513		49,740
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	270		14,834
Hologic, Inc.* (Health Care Equipment & Supplies)	478		23,092
Honeywell International, Inc. (Industrial Conglomerates)	1,286		222,130
Hormel Foods Corp. (Food Products)	496		20,281
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,304		21,373
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,649		46,013
Humana, Inc. (Health Care Providers & Services)	242		71,196
Huntington Bancshares, Inc. (Banks)	1,855		26,211
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	74		16,699
IDEX Corp. (Machinery)	136		21,152
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	154		43,892
IHS Markit, Ltd.* (Professional Services)	717		50,204
Illinois Tool Works, Inc. (Machinery)	526		88,673

	Shares	Value
Common Stocks, continued
Illumina, Inc.* (Life Sciences Tools & Services)	263	$77,722
Incyte Corp.* (Biotechnology)	319	26,770
Ingersoll-Rand PLC (Machinery)	432	54,816
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,921	447,775
Intercontinental Exchange, Inc. (Capital Markets)	1,002	94,509
International Business Machines Corp. (IT Services)	1,584	211,828
International Flavors & Fragrances, Inc. (Chemicals)	191	23,304
International Paper Co. (Containers & Packaging)	702	30,663
Intuit, Inc. (Software)	465	119,738
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	207	114,461
Invesco, Ltd. (Capital Markets)	687	11,555
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	64	8,594
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	326	47,081
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	513	16,826
J.B. Hunt Transport Services, Inc. (Road & Rail)	153	17,987
Jack Henry & Associates, Inc. (IT Services)	138	19,535
Jacobs Engineering Group, Inc. (Construction & Engineering)	242	22,646
Johnson & Johnson (Pharmaceuticals)	4,719	623,097
Johnson Controls International PLC (Building Products)	1,423	61,658
JPMorgan Chase & Co. (Banks)	5,717	714,169
Juniper Networks, Inc. (Communications Equipment)	618	15,339
Kansas City Southern Industries, Inc. (Road & Rail)	180	25,340
Kellogg Co. (Food Products)	445	28,271
KeyCorp (Banks)	1,793	32,220
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	336	33,906
Kimberly-Clark Corp. (Household Products)	616	81,854
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	753	16,235
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,481	69,550
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	285	48,176
Kohl’s Corp. (Multiline Retail)	285	14,609
L Brands, Inc. (Specialty Retail)	414	7,055
L3Harris Technologies, Inc. (Aerospace & Defense)	400	82,524
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	175	28,835
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	258	69,928
Lamb Weston Holding, Inc. (Food Products)	260	20,290
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	605	37,413
Leggett & Platt, Inc. (Household Durables)	235	12,056
Leidos Holdings, Inc. (IT Services)	242	20,868
Lennar Corp. - Class A (Household Durables)	509	30,336
Lincoln National Corp. (Insurance)	358	20,220
Linde PLC (Chemicals)	967	191,805
LKQ Corp.* (Distributors)	550	18,695
Lockheed Martin Corp. (Aerospace & Defense)	445	167,623
Loews Corp. (Insurance)	465	22,785
Lowe’s Cos., Inc. (Specialty Retail)	1,380	154,022
LyondellBasell Industries N.V. - Class A (Chemicals)	462	41,441
M&T Bank Corp. (Banks)	239	37,411
Macy’s, Inc. (Multiline Retail)	552	8,368
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,436	16,557
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,177	75,269
MarketAxess Holdings, Inc. (Capital Markets)	68	25,064
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	490	61,960
Marsh & McLennan Cos., Inc. (Insurance)	906	93,879
Martin Marietta Materials, Inc. (Construction Materials)	112	29,334
Masco Corp. (Building Products)	517	23,911
MasterCard, Inc. - Class A (IT Services)	1,596	441,789
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	485	28,450
McCormick & Co., Inc. (Food Products)	220	35,352
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,358	267,120
McKesson Corp. (Health Care Providers & Services)	331	44,023
Medtronic PLC (Health Care Equipment & Supplies)	2,399	261,251
Merck & Co., Inc. (Pharmaceuticals)	4,578	396,729
MetLife, Inc. (Insurance)	1,423	66,582
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	44	31,017
MGM Resorts International (Hotels, Restaurants & Leisure)	932	26,562
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	426	40,168
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,973	93,816
Microsoft Corp. (Software)	13,653	1,957,431
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	204	28,354
Mohawk Industries, Inc.* (Household Durables)	107	15,342
Molson Coors Brewing Co. - Class B (Beverages)	336	17,714
Mondelez International, Inc. - Class A (Food Products)	2,579	135,270
Monster Beverage Corp.* (Beverages)	691	38,786
Moody’s Corp. (Capital Markets)	291	64,221
Morgan Stanley (Capital Markets)	2,246	103,428

	Shares	Value
Common Stocks, continued
Motorola Solutions, Inc. (Communications Equipment)	296	$49,231
MSCI, Inc. - Class A (Capital Markets)	151	35,419
Mylan N.V.* (Pharmaceuticals)	922	17,656
National Oilwell Varco, Inc. (Energy Equipment & Services)	689	15,585
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	425	23,749
Netflix, Inc.* (Entertainment)	783	225,042
Newell Rubbermaid, Inc. (Household Durables)	681	12,919
Newmont Mining Corp. (Metals & Mining)	1,465	58,205
News Corp. - Class A (Media)	688	9,432
News Corp. - Class B (Media)	217	3,064
NextEra Energy, Inc. (Electric Utilities)	874	208,309
Nielsen Holdings PLC (Professional Services)	635	12,802
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,239	200,503
NiSource, Inc. (Multi-Utilities)	667	18,703
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	854	16,448
Nordstrom, Inc. (Multiline Retail)	191	6,857
Norfolk Southern Corp. (Road & Rail)	471	85,722
Northern Trust Corp. (Capital Markets)	384	38,277
Northrop Grumman Corp. (Aerospace & Defense)	281	99,047
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	385	19,543
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	452	18,134
Nucor Corp. (Metals & Mining)	542	29,187
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,089	218,911
NVR, Inc.* (Household Durables)	6	21,820
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,599	64,760
Omnicom Group, Inc. (Media)	389	30,027
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	738	51,535
Oracle Corp. (Software)	3,937	214,527
O’Reilly Automotive, Inc.* (Specialty Retail)	137	59,665
PACCAR, Inc. (Machinery)	620	47,157
Packaging Corp. of America (Containers & Packaging)	169	18,499
Parker-Hannifin Corp. (Machinery)	229	42,019
Paychex, Inc. (IT Services)	572	47,842
PayPal Holdings, Inc.* (IT Services)	2,104	219,026
Pentair PLC (Machinery)	300	12,441
People’s United Financial, Inc. (Banks)	712	11,513
PepsiCo, Inc. (Beverages)	2,500	342,925
PerkinElmer, Inc. (Life Sciences Tools & Services)	199	17,106
Perrigo Co. PLC (Pharmaceuticals)	243	12,884
Pfizer, Inc. (Pharmaceuticals)	9,892	379,556
Philip Morris International, Inc. (Tobacco)	2,782	226,566
Phillips 66 (Oil, Gas & Consumable Fuels)	802	93,690
Pinnacle West Capital Corp. (Electric Utilities)	201	18,918
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	299	36,783
PNC Financial Services Group, Inc. (Banks)	797	116,920
PPG Industries, Inc. (Chemicals)	423	52,926
PPL Corp. (Electric Utilities)	1,291	43,236
Principal Financial Group, Inc. (Insurance)	464	24,768
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,128	98,993
Prudential Financial, Inc. (Insurance)	719	65,530
Public Service Enterprise Group, Inc. (Multi-Utilities)	905	57,296
Public Storage (Equity Real Estate Investment Trusts)	269	59,949
PulteGroup, Inc. (Household Durables)	460	18,050
PVH Corp. (Textiles, Apparel & Luxury Goods)	133	11,592
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	210	16,981
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,174	174,877
Quanta Services, Inc. (Construction & Engineering)	254	10,681
Quest Diagnostics, Inc. (Health Care Providers & Services)	241	24,401
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	93	8,934
Raymond James Financial, Inc. (Capital Markets)	221	18,451
Raytheon Co. (Aerospace & Defense)	498	105,681
Realty Income Corp. (Equity Real Estate Investment Trusts)	569	46,539
Regency Centers Corp. (Equity Real Estate Investment Trusts)	299	20,105
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	142	43,492
Regions Financial Corp. (Banks)	1,783	28,706
Republic Services, Inc. - Class A (Commercial Services & Supplies)	379	33,166
ResMed, Inc. (Health Care Equipment & Supplies)	257	38,015
Robert Half International, Inc. (Professional Services)	210	12,027
Rockwell Automation, Inc. (Electrical Equipment)	209	35,946
Rollins, Inc. (Commercial Services & Supplies)	251	9,566
Roper Technologies, Inc. (Industrial Conglomerates)	186	62,675
Ross Stores, Inc. (Specialty Retail)	652	71,505
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	307	33,411
S&P Global, Inc. (Capital Markets)	441	113,774
Salesforce.com, Inc.* (Software)	1,568	245,376
SBA Communications Corp. (Equity Real Estate Investment Trusts)	202	48,611
Schlumberger, Ltd. (Energy Equipment & Services)	2,472	80,810
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	423	24,547
Sealed Air Corp. (Containers & Packaging)	276	11,529
Sempra Energy (Multi-Utilities)	491	70,954

	Shares	Value
Common Stocks, continued
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	551	$83,025
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	307	27,955
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	147	12,289
Snap-on, Inc. (Machinery)	98	15,942
Southwest Airlines Co. (Airlines)	865	48,552
Stanley Black & Decker, Inc. (Machinery)	272	41,162
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,140	180,958
State Street Corp. (Capital Markets)	666	44,003
Stryker Corp. (Health Care Equipment & Supplies)	574	124,139
SunTrust Banks, Inc. (Banks)	794	54,262
SVB Financial Group* (Banks)	92	20,376
Symantec Corp. (Software)	1,015	23,223
Synchrony Financial (Consumer Finance)	1,090	38,553
Synopsys, Inc.* (Software)	269	36,517
Sysco Corp. (Food & Staples Retailing)	918	73,321
T. Rowe Price Group, Inc. (Capital Markets)	421	48,752
Take-Two Interactive Software, Inc.* (Entertainment)	203	24,431
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	512	13,240
Target Corp. (Multiline Retail)	913	97,610
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	601	53,789
TechnipFMC PLC (Energy Equipment & Services)	750	14,798
Teleflex, Inc. (Health Care Equipment & Supplies)	82	28,488
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,670	197,043
Textron, Inc. (Aerospace & Defense)	411	18,943
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,186	20,222
The Allstate Corp. (Insurance)	589	62,681
The Bank of New York Mellon Corp. (Capital Markets)	1,533	71,668
The Boeing Co. (Aerospace & Defense)	956	324,953
The Charles Schwab Corp. (Capital Markets)	2,079	84,636
The Clorox Co. (Household Products)	225	33,230
The Coca-Cola Co. (Beverages)	6,881	374,532
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	89	25,899
The Estee Lauder Cos., Inc. - Class A (Personal Products)	396	73,763
The Gap, Inc. (Specialty Retail)	382	6,211
The Goldman Sachs Group, Inc. (Capital Markets)	579	123,547
The Hershey Co. (Food Products)	267	39,214
The Home Depot, Inc. (Specialty Retail)	1,958	459,308
The Interpublic Group of Cos., Inc. (Media)	691	15,029
The JM Smucker Co. - Class A (Food Products)	204	21,559
The Kraft Heinz Co. (Food Products)	1,111	35,919
The Kroger Co. (Food & Staples Retailing)	1,428	35,186
The Macerich Co. (Equity Real Estate Investment Trusts)	196	5,390
The Mosaic Co. (Chemicals)	634	12,604
The Nasdaq OMX Group, Inc. (Capital Markets)	207	20,652
The Procter & Gamble Co. (Household Products)	4,475	557,183
The Progressive Corp. (Insurance)	1,045	72,837
The Sherwin-Williams Co. (Chemicals)	147	84,131
The Southern Co. (Electric Utilities)	1,869	117,112
The TJX Cos., Inc. (Specialty Retail)	2,162	124,639
The Travelers Cos., Inc. (Insurance)	466	61,074
The Walt Disney Co. (Entertainment)	3,221	418,472
The Western Union Co. (IT Services)	757	18,970
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,166	48,323
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	716	216,218
Tiffany & Co. (Specialty Retail)	194	24,155
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	565	46,703
Tractor Supply Co. (Specialty Retail)	213	20,239
TransDigm Group, Inc. (Aerospace & Defense)	89	46,839
TripAdvisor, Inc.* (Interactive Media & Services)	187	7,555
Twitter, Inc.* (Interactive Media & Services)	1,381	41,389
Tyson Foods, Inc. - Class A (Food Products)	527	43,630
U.S. Bancorp (Banks)	2,564	146,199
UDR, Inc. (Equity Real Estate Investment Trusts)	524	26,331
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	105	24,481
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	336	6,938
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	346	6,401
Union Pacific Corp. (Road & Rail)	1,259	208,314
United Continental Holdings, Inc.* (Airlines)	395	35,882
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,249	143,847
United Rentals, Inc.* (Trading Companies & Distributors)	138	18,433
United Technologies Corp. (Aerospace & Defense)	1,451	208,335
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,694	428,073
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	145	19,932
Unum Group (Insurance)	372	10,245
V.F. Corp. (Textiles, Apparel & Luxury Goods)	584	48,058
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	741	71,862
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	163	19,692
Ventas, Inc. (Equity Real Estate Investment Trusts)	666	43,357
VeriSign, Inc.* (IT Services)	186	35,344

	Shares	Value
Common Stocks, continued
Verisk Analytics, Inc. - Class A (Professional Services)	293	$42,397
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,395	447,176
Vertex Pharmaceuticals, Inc.* (Biotechnology)	460	89,921
Viacom, Inc. - Class B (Entertainment)	632	13,626
Visa, Inc. - Class A (IT Services)	3,088	552,320
Vornado Realty Trust (Equity Real Estate Investment Trusts)	283	18,573
Vulcan Materials Co. (Construction Materials)	236	33,717
W.W. Grainger, Inc. (Trading Companies & Distributors)	79	24,398
Wabtec Corp. (Machinery)	326	22,615
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,357	74,336
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,543	298,193
Waste Management, Inc. (Commercial Services & Supplies)	698	78,323
Waters Corp.* (Life Sciences Tools & Services)	120	25,394
WEC Energy Group, Inc. (Multi-Utilities)	564	53,242
WellCare Health Plans, Inc.* (Health Care Providers & Services)	90	26,694
Wells Fargo & Co. (Banks)	7,168	370,084
Welltower, Inc. (Equity Real Estate Investment Trusts)	725	65,750
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	530	27,375
WestRock Co. (Containers & Packaging)	459	17,153
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,331	38,879
Whirlpool Corp. (Household Durables)	114	17,342
Willis Towers Watson PLC (Insurance)	230	42,987
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	173	20,992
Xcel Energy, Inc. (Electric Utilities)	938	59,572
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	340	11,536
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	451	40,924
Xylem, Inc. (Machinery)	322	24,694
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	544	55,330
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	367	50,730
Zions Bancorp (Banks)	316	15,317
Zoetis, Inc. (Pharmaceuticals)	854	109,244
TOTAL COMMON STOCKS (Cost $17,150,631)		45,104,058

	Principal Amount	Value
Repurchase Agreements(b)(c) (31.7%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $21,850,973	$21,850,000	$21,850,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,850,000)		21,850,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	1,001	$1,001
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	1,258	1,258
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	4,111	4,111
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,370)		6,370

TOTAL INVESTMENT SECURITIES (Cost $39,007,001) - 97.2%		66,960,428
Net other assets (liabilities) - 2.8%		1,955,003

NET ASSETS - 100.0%		$68,915,431

*                 Non-income producing security.

†                 Number of shares is less than 0.50.

(a)         All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $6,123.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $2,066,000.

(d)         Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	59	12/23/19	$8,956,200	$94,872

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/19	2.21%	$3,665,733	$(1,476)
S&P 500	UBS AG	11/27/19	2.16%	11,186,262	(8,070)
				$14,851,995	$(9,546)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$1,163,528	1.7%
Air Freight & Logistics	249,890	0.4%
Airlines	178,013	0.3%
Auto Components	56,394	0.1%
Automobiles	154,443	0.2%
Banks	2,520,231	3.6%
Beverages	852,160	1.2%
Biotechnology	1,021,070	1.5%
Building Products	132,232	0.2%
Capital Markets	1,224,149	1.8%
Chemicals	862,428	1.3%
Commercial Services & Supplies	190,568	0.3%
Communications Equipment	464,555	0.7%
Construction & Engineering	33,327	NM
Construction Materials	63,051	0.1%
Consumer Finance	305,257	0.4%
Containers & Packaging	166,240	0.2%
Distributors	45,468	0.1%
Diversified Consumer Services	8,946	NM
Diversified Financial Services	745,305	1.1%
Diversified Telecommunication Services	972,757	1.4%
Electric Utilities	960,486	1.4%
Electrical Equipment	215,924	0.3%
Electronic Equipment, Instruments & Components	236,656	0.3%
Energy Equipment & Services	168,421	0.2%
Entertainment	809,191	1.2%
Equity Real Estate Investment Trusts	1,388,560	2.0%
Food & Staples Retailing	714,564	1.0%
Food Products	513,888	0.7%
Gas Utilities	23,733	NM
Health Care Equipment & Supplies	1,609,063	2.3%
Health Care Providers & Services	1,219,853	1.8%
Health Care Technology	38,191	0.1%
Hotels, Restaurants & Leisure	844,232	1.2%
Household Durables	183,526	0.3%
Household Products	808,412	1.2%
Independent Power and Renewable Electricity Producers	38,356	0.1%
Industrial Conglomerates	610,298	0.9%
Insurance	1,050,132	1.5%
Interactive Media & Services	2,227,339	3.2%
Internet & Direct Marketing Retail	1,559,597	2.3%
IT Services	2,450,401	3.5%
Leisure Products	20,338	NM
Life Sciences Tools & Services	456,504	0.7%
Machinery	730,850	1.1%
Media	644,667	0.9%
Metals & Mining	112,845	0.2%
Multiline Retail	247,899	0.4%
Multi-Utilities	510,818	0.7%
Oil, Gas & Consumable Fuels	1,777,190	2.6%
Personal Products	79,900	0.1%
Pharmaceuticals	1,983,264	2.9%
Professional Services	146,959	0.2%
Real Estate Management & Development	32,184	NM
Road & Rail	437,709	0.6%
Semiconductors & Semiconductor Equipment	1,839,109	2.7%
Software	3,006,313	4.4%
Specialty Retail	1,079,655	1.6%
Technology Hardware, Storage & Peripherals	2,060,836	3.0%
Textiles, Apparel & Luxury Goods	313,865	0.5%
Tobacco	376,165	0.5%
Trading Companies & Distributors	79,634	0.1%
Water Utilities	39,816	0.1%
Wireless Telecommunication Services	46,703	0.1%
Other **	23,811,373	34.5%
Total	$68,915,431	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (69.3%)
Activision Blizzard, Inc. (Entertainment)	4,459	$249,839
Alphabet, Inc.* - Class A (Interactive Media & Services)	512	644,506
Alphabet, Inc.* - Class C (Interactive Media & Services)	516	650,216
AT&T, Inc. (Diversified Telecommunication Services)	6,583	253,380
CBS Corp. - Class B (Media)	2,302	82,964
CenturyLink, Inc. (Diversified Telecommunication Services)	6,903	89,325
Charter Communications, Inc.* - Class A (Media)	586	274,165
Comcast Corp. - Class A (Media)	5,323	238,577
Discovery Communications, Inc.* - Class A (Media)	1,113	30,001
Discovery Communications, Inc.* - Class C (Media)	2,440	61,586
Dish Network Corp.* - Class A (Media)	1,693	58,205
Electronic Arts, Inc.* (Entertainment)	2,072	199,741
Facebook, Inc.* - Class A (Interactive Media & Services)	5,430	1,040,659
Fox Corp. - Class A (Media)	2,494	79,908
Fox Corp. - Class B (Media)	1,143	35,707
Netflix, Inc.* (Entertainment)	849	244,011
News Corp. - Class A (Media)	2,713	37,195
News Corp. - Class B (Media)	858	12,115
Omnicom Group, Inc. (Media)	1,530	118,101
Take-Two Interactive Software, Inc.* (Entertainment)	795	95,678
The Interpublic Group of Cos., Inc. (Media)	2,724	59,247
The Walt Disney Co. (Entertainment)	1,808	234,895
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,222	183,671
TripAdvisor, Inc.* (Interactive Media & Services)	740	29,896
Twitter, Inc.* (Interactive Media & Services)	5,435	162,887
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,162	251,676
Viacom, Inc. - Class B (Entertainment)	2,490	53,684
TOTAL COMMON STOCKS (Cost $5,234,771)		5,471,835

	Principal Amount	Value
Repurchase Agreements(a)(b) (30.6%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $2,414,107	$2,414,000	$2,414,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,414,000)		2,414,000

TOTAL INVESTMENT SECURITIES (Cost $7,648,771) - 99.9%		7,885,835
Net other assets (liabilities) - 0.1%		4,926

NET ASSETS - 100.0%		$7,890,761

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $740,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	11/25/19	2.16%	$2,780,536	$4,829
S&P Communication Services Select Sector Index	UBS AG	11/25/19	2.01%	3,577,467	(3,283)
				$6,358,003	$1,546

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Diversified Telecommunication Services	$594,381	7.5%
Entertainment	1,077,848	13.7%
Interactive Media & Services	2,528,164	32.0%
Media	1,087,771	13.8%
Wireless Telecommunication Services	183,671	2.3%
Other **	2,418,926	30.7%
Total	$7,890,761	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 October 31, 2019

	Shares	Value
Common Stocks (74.0%)
Activision Blizzard, Inc. (Entertainment)	1,645	$92,169
Adient PLC* (Auto Components)	188	3,984
Altria Group, Inc. (Tobacco)	4,007	179,474
Aptiv PLC (Auto Components)	549	49,163
Archer-Daniels-Midland Co. (Food Products)	1,195	50,238
Autoliv, Inc. (Auto Components)	168	13,077
Beyond Meat, Inc.* (Food Products)	21	1,773
BorgWarner, Inc. (Auto Components)	443	18,464
Brown-Forman Corp. - Class B (Beverages)	390	25,553
Brunswick Corp. (Leisure Products)	184	10,716
Bunge, Ltd. (Food Products)	304	16,416
Campbell Soup Co. (Food Products)	362	16,764
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	324	10,067
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	96	9,623
Church & Dwight Co., Inc. (Household Products)	531	37,138
Colgate-Palmolive Co. (Household Products)	1,841	126,293
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	62	5,608
ConAgra Foods, Inc. (Food Products)	1,044	28,240
Constellation Brands, Inc. - Class A (Beverages)	359	68,328
Coty, Inc. (Personal Products)	631	7,376
D.R. Horton, Inc. (Household Durables)	722	37,811
Dana Holding Corp. (Auto Components)	309	5,015
Darling Ingredients, Inc.* (Food Products)	352	6,794
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	62	9,480
Electronic Arts, Inc.* (Entertainment)	632	60,925
Energizer Holdings, Inc. (Household Products)	137	5,821
Flowers Foods, Inc. (Food Products)	414	8,992
Ford Motor Co. (Automobiles)	8,409	72,233
General Mills, Inc. (Food Products)	1,295	65,865
General Motors Co. (Automobiles)	2,695	100,146
Gentex Corp. (Auto Components)	547	15,343
Genuine Parts Co. (Distributors)	313	32,108
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	775	11,788
Harley-Davidson, Inc. (Automobiles)	335	13,035
Hasbro, Inc. (Leisure Products)	252	24,521
Helen of Troy, Ltd.* (Household Durables)	54	8,087
Herbalife, Ltd.* (Personal Products)	204	9,113
Herman Miller, Inc. (Commercial Services & Supplies)	127	5,906
Hormel Foods Corp. (Food Products)	595	24,330
Ingredion, Inc. (Food Products)	143	11,297
Jefferies Financial Group, Inc. (Diversified Financial Services)	541	10,100
Kellogg Co. (Food Products)	533	33,861
Keurig Dr Pepper, Inc. (Beverages)	573	16,136
Kimberly-Clark Corp. (Household Products)	739	98,198
Lamb Weston Holding, Inc. (Food Products)	312	24,348
Lancaster Colony Corp. (Food Products)	41	5,706
Lear Corp. (Auto Components)	119	14,015
Leggett & Platt, Inc. (Household Durables)	282	14,467
Lennar Corp. - Class A (Household Durables)	611	36,416
Lennar Corp. - Class B (Household Durables)	32	1,505
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	90	1,604
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	244	49,842
Mattel, Inc.* (Leisure Products)	740	8,836
McCormick & Co., Inc. (Food Products)	264	42,422
Mohawk Industries, Inc.* (Household Durables)	129	18,496
Molson Coors Brewing Co. - Class B (Beverages)	402	21,193
Mondelez International, Inc. - Class A (Food Products)	3,094	162,281
Monster Beverage Corp.* (Beverages)	829	46,532
National Beverage Corp. (Beverages)(a)	25	1,099
Newell Rubbermaid, Inc. (Household Durables)	817	15,498
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,685	240,441
Nu Skin Enterprises, Inc. - Class A (Personal Products)	119	5,305
NVR, Inc.* (Household Durables)	7	25,456
PepsiCo, Inc. (Beverages)	2,999	411,373
Performance Food Group Co.* (Food & Staples Retailing)	225	9,587
Philip Morris International, Inc. (Tobacco)	3,338	271,846
Pilgrim’s Pride Corp.* (Food Products)	112	3,400
Polaris Industries, Inc. (Leisure Products)	124	12,233
Pool Corp. (Distributors)	85	17,629
Post Holdings, Inc.* (Food Products)	148	15,229
PulteGroup, Inc. (Household Durables)	552	21,660
PVH Corp. (Textiles, Apparel & Luxury Goods)	159	13,858
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	112	10,759
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	286	10,688
Spectrum Brands Holdings, Inc. (Household Products)	99	4,971
Stanley Black & Decker, Inc. (Machinery)	326	49,333
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	167	6,877
Take-Two Interactive Software, Inc.* (Entertainment)	244	29,365
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	615	15,904
Tempur Sealy International, Inc.* (Household Durables)	98	8,913
Tesla Motors, Inc.* (Automobiles)	304	95,736
The Boston Beer Co., Inc.* - Class A (Beverages)	20	7,489
The Clorox Co. (Household Products)	270	39,876
The Coca-Cola Co. (Beverages)	8,257	449,430
The Estee Lauder Cos., Inc. - Class A (Personal Products)	475	88,478
The Goodyear Tire & Rubber Co. (Auto Components)	500	7,935
The Hain Celestial Group, Inc.* (Food Products)	172	4,066
The Hershey Co. (Food Products)	320	46,998
The JM Smucker Co. - Class A (Food Products)	245	25,892
The Kraft Heinz Co. (Food Products)	1,334	43,128

	Shares	Value
Common Stocks, continued
The Procter & Gamble Co. (Household Products)	5,370	$668,619
Thor Industries, Inc. (Automobiles)	117	7,401
Toll Brothers, Inc. (Household Durables)	276	10,977
TreeHouse Foods, Inc.* (Food Products)	119	6,428
Tyson Foods, Inc. - Class A (Food Products)	632	52,324
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	404	8,343
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	416	7,696
US Foods Holding Corp.* (Food & Staples Retailing)	469	18,605
V.F. Corp. (Textiles, Apparel & Luxury Goods)	700	57,603
Veoneer, Inc.* (Auto Components)	216	3,439
WABCO Holdings, Inc.* (Machinery)	110	14,808
Whirlpool Corp. (Household Durables)	136	20,688
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	181	5,372
Zynga, Inc.* (Entertainment)	2,021	12,470
TOTAL COMMON STOCKS (Cost $3,077,519)		4,810,257

	Principal Amount	Value
Repurchase Agreements(b)(c) (33.6%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $2,183,097	$2,183,000	$2,183,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,183,000)		2,183,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	99	$99
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	124	124
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	407	407
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $630)		630

TOTAL INVESTMENT SECURITIES (Cost $5,261,149) - 107.6%		6,993,887
Net other assets (liabilities) - (7.6)%		(495,701)

NET ASSETS - 100.0%		$6,498,186

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $615.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $1,066,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

NM                   Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	11/25/19	2.16%	$2,042,152	$(3,087)
Dow Jones U.S. Consumer Goods Index	UBS AG	11/25/19	2.01%	2,899,677	(1,147)
				$4,941,829	$(4,234)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Auto Components	$130,435	2.0%
Automobiles	288,551	4.4%
Beverages	1,047,133	16.1%
Commercial Services & Supplies	5,906	0.1%
Distributors	49,737	0.8%
Diversified Financial Services	10,100	0.2%
Entertainment	194,929	3.0%
Food & Staples Retailing	28,192	0.4%
Food Products	696,792	10.7%
Household Durables	219,974	3.4%
Household Products	980,916	15.1%
Leisure Products	56,306	0.9%
Machinery	64,142	1.0%
Personal Products	110,272	1.7%
Textiles, Apparel & Luxury Goods	475,552	7.3%
Tobacco	451,320	6.9%
Other **	1,687,929	26.0%
Total	$6,498,186	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (78.6%)
Aaron’s, Inc. (Specialty Retail)	686	$51,402
Adtalem Global Education, Inc.* (Diversified Consumer Services)	558	16,617
Advance Auto Parts, Inc. (Specialty Retail)	726	117,960
Alaska Air Group, Inc. (Airlines)	1,252	86,926
Allegiant Travel Co. (Airlines)	134	22,422
Altice USA, Inc.* - Class A (Media)	3,140	97,183
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,221	7,499,281
AMC Networks, Inc.* - Class A (Media)	450	19,598
AMERCO (Road & Rail)	81	32,808
American Airlines Group, Inc. (Airlines)	4,026	121,022
American Eagle Outfitters, Inc. (Specialty Retail)	1,614	24,823
AmerisourceBergen Corp. (Health Care Providers & Services)	1,546	131,997
Aramark (Hotels, Restaurants & Leisure)	2,508	109,750
AutoNation, Inc.* (Specialty Retail)	598	30,408
AutoZone, Inc.* (Specialty Retail)	248	283,806
Avis Budget Group, Inc.* (Road & Rail)	594	17,648
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	697	21,635
Best Buy Co., Inc. (Specialty Retail)	2,357	169,303
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	432	885,068
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	812	22,127
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	591	87,776
Burlington Stores, Inc.* (Specialty Retail)	673	129,330
Cable One, Inc. (Media)	51	67,594
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	5,649	69,370
Cardinal Health, Inc. (Health Care Providers & Services)	3,030	149,834
CarMax, Inc.* (Specialty Retail)	1,683	156,805
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	4,130	177,136
Carvana Co.* (Specialty Retail)	507	41,108
Casey’s General Stores, Inc. (Food & Staples Retailing)	373	63,712
CBS Corp. - Class B (Media)	3,325	119,833
Charter Communications, Inc.* - Class A (Media)	1,643	768,694
Chegg, Inc.* (Diversified Consumer Services)	1,156	35,443
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	259	201,543
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	323	28,579
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	362	47,056
Cinemark Holdings, Inc. (Entertainment)	1,084	39,674
Comcast Corp. - Class A (Media)	46,084	2,065,485
Copart, Inc.* (Commercial Services & Supplies)	2,048	169,247
Costco Wholesale Corp. (Food & Staples Retailing)	4,469	1,327,785
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	243	37,787
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,249	140,225
Delta Air Lines, Inc. (Airlines)	5,879	323,815
Dick’s Sporting Goods, Inc. (Specialty Retail)	670	26,083
Discovery Communications, Inc.* - Class A (Media)	1,606	43,290
Discovery Communications, Inc.* - Class C (Media)	3,526	88,996
Dish Network Corp.* - Class A (Media)	2,444	84,025
Dollar General Corp. (Multiline Retail)	2,613	418,968
Dollar Tree, Inc.* (Multiline Retail)	2,405	265,512
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	419	113,809
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	841	66,119
Expedia, Inc. (Internet & Direct Marketing Retail)	1,422	194,331
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,914	27,198
Five Below, Inc.* (Specialty Retail)	566	70,812
Floor & Decor Holdings, Inc.* (Specialty Retail)	699	32,035
Foot Locker, Inc. (Specialty Retail)	1,115	48,514
Fox Corp. - Class A (Media)	3,601	115,376
Fox Corp. - Class B (Media)	1,651	51,577
frontdoor, Inc.* - Class A (Diversified Consumer Services)	860	41,478
Graham Holdings Co. - Class B (Diversified Consumer Services)	46	28,964
Grand Canyon Education, Inc.* (Diversified Consumer Services)	491	45,152
H & R Block, Inc. (Diversified Consumer Services)	2,039	50,955
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	872	30,285
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,914	282,541
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	381	28,476
IAA, Inc.* (Commercial Services & Supplies)	1,355	51,693
IHS Markit, Ltd.* (Professional Services)	4,075	285,332
JetBlue Airways Corp.* (Airlines)	3,011	58,112
John Wiley & Sons, Inc. - Class A (Media)	449	20,685
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,356	33,710
Kohl’s Corp. (Multiline Retail)	1,617	82,887
L Brands, Inc. (Specialty Retail)	2,358	40,180
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,443	212,915
Liberty Broadband Corp.* - Class A (Media)	246	29,026
Liberty Broadband Corp.* - Class C (Media)	1,552	183,245
Liberty Global PLC* - Class A (Media)	1,658	41,699
Liberty Global PLC* - Class C (Media)	4,181	99,800
Liberty Latin America, Ltd.* - Class A (Media)	460	8,597
Liberty Latin America, Ltd.* - Class C (Media)	1,159	21,337
Liberty Media Group* - Class A (Entertainment)	261	10,552
Liberty Media Group* - Class C (Entertainment)	2,063	87,678
Liberty SiriusXM Group* - Class A (Media)	848	38,084
Liberty SiriusXM Group* - Class C (Media)	1,543	69,728
Lions Gate Entertainment Corp.* - Class A (Entertainment)	563	4,498

	Shares	Value
Common Stocks, continued
Lions Gate Entertainment Corp.* - Class B (Entertainment)	1,098	$8,224
Lithia Motors, Inc. - Class A (Specialty Retail)	227	35,748
Live Nation Entertainment, Inc.* (Entertainment)	1,412	99,546
LiveRamp Holdings, Inc.* (IT Services)	687	26,855
LKQ Corp.* (Distributors)	3,133	106,491
Lowe’s Cos., Inc. (Specialty Retail)	7,843	875,357
Lyft, Inc.* (Road & Rail)	2,020	83,709
Macy’s, Inc. (Multiline Retail)	3,141	47,618
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,777	351,448
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	393	43,202
McDonald’s Corp. (Hotels, Restaurants & Leisure)	7,717	1,517,934
Meredith Corp. (Media)	407	15,344
MGM Resorts International (Hotels, Restaurants & Leisure)	5,297	150,965
Murphy USA, Inc.* (Specialty Retail)	305	35,969
National Vision Holdings, Inc.* (Specialty Retail)	797	18,969
Netflix, Inc.* (Entertainment)	4,448	1,278,400
News Corp. - Class A (Media)	3,918	53,716
News Corp. - Class B (Media)	1,237	17,466
Nexstar Broadcasting Group, Inc. - Class A (Media)	469	45,629
Nordstrom, Inc. (Multiline Retail)	1,086	38,987
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,191	111,215
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	555	35,453
Omnicom Group, Inc. (Media)	2,211	170,667
O’Reilly Automotive, Inc.* (Specialty Retail)	778	338,827
Penske Automotive Group, Inc. (Specialty Retail)	342	16,662
Pinterest, Inc.* (Interactive Media & Services)	879	22,098
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	855	54,429
Qurate Retail, Inc.* - Class A (Internet & Direct Marketing Retail)	3,947	37,654
Roku, Inc.* (Household Durables)	868	127,770
Rollins, Inc. (Commercial Services & Supplies)	1,431	54,535
Ross Stores, Inc. (Specialty Retail)	3,706	406,437
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,746	190,017
Service Corp. International (Diversified Consumer Services)	1,852	84,229
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,382	55,805
Sinclair Broadcast Group, Inc. - Class A (Media)	680	27,091
Sirius XM Holdings, Inc. (Media)	14,017	94,194
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	797	33,625
Southwest Airlines Co. (Airlines)	4,915	275,879
Spirit Airlines, Inc.* (Airlines)	697	26,179
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,200	23,292
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,162	1,028,419
Sysco Corp. (Food & Staples Retailing)	5,216	416,602
Target Corp. (Multiline Retail)	5,192	555,078
TEGNA, Inc. (Media)	2,201	33,081
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	664	37,516
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	417	17,426
The Gap, Inc. (Specialty Retail)	2,176	35,382
The Home Depot, Inc. (Specialty Retail)	11,126	2,609,938
The Interpublic Group of Cos., Inc. (Media)	3,933	85,543
The Kroger Co. (Food & Staples Retailing)	8,116	199,978
The Madison Square Garden Co.* - Class A (Entertainment)	174	46,444
The New York Times Co. - Class A (Media)	1,460	45,114
The TJX Cos., Inc. (Specialty Retail)	12,284	708,173
The Walt Disney Co. (Entertainment)	18,303	2,377,927
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,875	39,713
Tiffany & Co. (Specialty Retail)	1,105	137,584
Tractor Supply Co. (Specialty Retail)	1,212	115,164
TripAdvisor, Inc.* (Interactive Media & Services)	1,068	43,147
Uber Technologies, Inc.* (Road & Rail)(a)	2,072	65,268
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	599	139,657
United Continental Holdings, Inc.* (Airlines)	2,246	204,027
Urban Outfitters, Inc.* (Specialty Retail)	717	20,578
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	409	95,039
Viacom, Inc. - Class A (Entertainment)	96	2,293
Viacom, Inc. - Class B (Entertainment)	3,596	77,530
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,710	422,354
Wal-Mart Stores, Inc. (Food & Staples Retailing)	14,453	1,694,758
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	660	54,272
Williams-Sonoma, Inc. (Specialty Retail)	794	53,031
World Wrestling Entertainment, Inc. - Class A (Entertainment)	483	27,067
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	938	43,533
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	980	52,891
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	984	119,399
Yelp, Inc.* (Interactive Media & Services)	657	22,673
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	3,090	314,284
TOTAL COMMON STOCKS (Cost $17,367,741)		38,522,387

	Principal Amount	Value
Repurchase Agreements(b)(c) (21.2%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $10,421,464	$10,421,000	$10,421,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,421,000)		10,421,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	9,861	$9,861
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	12,385	12,385
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	40,475	40,475
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $62,721)		62,721
TOTAL INVESTMENT SECURITIES (Cost $27,851,462) - 99.9%		49,006,108
Net other assets (liabilities) - 0.1%		48,005

NET ASSETS - 100.0%		$49,054,113

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $57,267.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $6,451,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	11/25/19	2.16%	$17,123,033	$49,506
Dow Jones U.S. Consumer Services Index	UBS AG	11/25/19	2.01%	17,892,335	48,643
				$35,015,368	$98,149

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Airlines	$1,118,383	2.3%
Commercial Services & Supplies	309,186	0.6%
Distributors	106,491	0.2%
Diversified Consumer Services	446,419	0.9%
Entertainment	4,059,833	8.3%
Food & Staples Retailing	4,148,481	8.5%
Health Care Providers & Services	281,831	0.6%
Hotels, Restaurants & Leisure	5,795,970	11.8%
Household Durables	127,770	0.3%
Interactive Media & Services	87,918	0.2%
Internet & Direct Marketing Retail	8,670,606	17.7%
IT Services	26,855	0.1%
Media	4,621,697	9.4%
Multiline Retail	1,444,503	2.9%
Professional Services	285,332	0.6%
Road & Rail	199,433	0.4%
Specialty Retail	6,770,044	13.8%
Trading Companies & Distributors	21,635	NM
Other **	10,531,726	21.4%
Total	$49,054,113	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (100.0%)
Amarin Corp. PLC*ADR (Biotechnology)	6,031	$99,030
Anheuser-Busch InBev N.V.ADR (Beverages)	2,882	232,779
ArcelorMittalNYS - Class A (Metals & Mining)	4,484	66,453
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	799	209,314
AstraZeneca PLCADR (Pharmaceuticals)	4,323	211,956
Banco Santander S.A.ADR (Banks)(a)	31,480	124,661
Barclays PLCADR (Banks)	13,820	119,267
BP PLCADR (Oil, Gas & Consumable Fuels)	5,124	194,251
British American Tobacco PLCADR (Tobacco)	4,376	152,985
Diageo PLCADR (Beverages)	1,068	175,013
Equinor ASAADR (Oil, Gas & Consumable Fuels)	6,727	124,517
EricssonADR (Communications Equipment)	11,847	103,306
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,217	193,138
Grifols SAADR (Biotechnology)	4,911	107,600
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	747	99,964
HSBC Holdings PLCADR (Banks)	5,070	191,595
ING Groep N.V.ADR (Banks)	10,512	119,101
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	2,988	131,173
National Grid PLCADR (Multi-Utilities)	2,135	124,620
Nokia Corp.ADR (Communications Equipment)	18,196	66,415
NOVO Nordisk A/SADR (Pharmaceuticals)	3,363	185,705
Rio Tinto PLCADR (Metals & Mining)	3,096	161,023
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	5,282	306,198
Ryanair Holdings PLC*ADR (Airlines)	1,282	95,688
S.A.P. SEADR (Software)	1,920	254,554
SanofiADR (Pharmaceuticals)	3,577	164,828
Tenaris S.A.ADR (Energy Equipment & Services)	4,059	82,398
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	3,735	196,573
Unilever N.V.NYS (Personal Products)	4,109	243,417
Vodafone Group PLCADR (Wireless Telecommunication Services)	6,246	127,543
TOTAL COMMON STOCKS (Cost $3,602,416)		4,665,065

Collateral for Securities Loaned (2.7%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(b)	19,474	19,474
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(b)	24,461	24,461
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(b)	79,936	79,936
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $123,871)		123,871
TOTAL INVESTMENT SECURITIES (Cost $3,726,287) - 102.7%		4,788,936

Net other assets (liabilities) - (2.7)%		(123,737)

NET ASSETS - 100.0%		$4,665,199

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $115,418.

(b)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

NYS               New York Shares

ADR              American Depositary Receipt

Europe 30 ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Airlines	$95,688	2.1%
Banks	554,624	11.9%
Beverages	407,792	8.7%
Biotechnology	206,629	4.4%
Communications Equipment	169,721	3.6%
Energy Equipment & Services	82,398	1.8%
Health Care Equipment & Supplies	131,173	2.8%
Metals & Mining	227,476	4.9%
Multi-Utilities	124,620	2.7%
Oil, Gas & Consumable Fuels	821,538	17.6%
Personal Products	243,417	5.2%
Pharmaceuticals	855,593	18.4%
Semiconductors & Semiconductor Equipment	209,314	4.5%
Software	254,554	5.5%
Tobacco	152,985	3.3%
Wireless Telecommunication Services	127,543	2.7%
Other **	134	NM
Total	$4,665,199	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2019:

	Value	% of Net Assets
Belgium	$232,779	5.0%
Denmark	185,705	4.0%
Finland	66,415	1.4%
France	361,401	7.8%
Germany	254,554	5.5%
Ireland	194,718	4.2%
Luxembourg	148,851	3.2%
Netherlands	765,786	16.4%
Norway	124,517	2.7%
Spain	232,261	5.0%
Sweden	103,306	2.2%
United Kingdom	1,994,772	42.8%
Other **	134	NM
Total	$4,665,199	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.9%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $1,090,049	$1,090,000	$1,090,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,090,000)		1,090,000

TOTAL INVESTMENT SECURITIES (Cost $1,090,000) - 99.9%		1,090,000
Net other assets (liabilities) - 0.1%		1,590

NET ASSETS - 100.0%		$1,091,590

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $188,000.

At October 31, 2019, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	31,346	U.S. dollar	$38,622	11/8/19	$40,606	$1,984
Canadian dollar	45,330	U.S. dollar	34,103	11/8/19	34,422	319
Euro	135,760	U.S. dollar	148,964	11/8/19	151,478	2,514
Japanese yen	2,463,065	U.S. dollar	22,996	11/8/19	22,823	(173)
Swedish krona	37,068	U.S. dollar	3,757	11/8/19	3,841	84
Swiss franc	5,899	U.S. dollar	5,924	11/8/19	5,984	60
Total Long Contracts			$254,366		$259,154	$4,788

At October 31, 2019, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	70,780	U.S. dollar	88,620	11/8/19	91,688	3,068
Canadian dollar	86,816	U.S. dollar	65,640	11/8/19	65,926	286
Euro	435,623	U.S. dollar	480,591	11/8/19	486,057	5,466
Japanese yen	13,841,110	U.S. dollar	128,661	11/8/19	128,253	(408)
Swedish krona	413,210	U.S. dollar	42,075	11/8/19	42,821	746
Swiss franc	33,319	U.S. dollar	33,558	11/8/19	33,802	244
Total Long Contracts			$839,145		$848,547	$9,402

		Total unrealized appreciation				$14,771
		Total unrealized (depreciation)				(581)
		Total net unrealized appreciation/(depreciation)				$14,190

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (72.0%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	394	$11,024
Affiliated Managers Group, Inc. (Capital Markets)	237	18,932
Aflac, Inc. (Insurance)	3,447	183,243
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,550	43,478
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	527	83,661
Alleghany Corp.* (Insurance)	68	52,924
Ally Financial, Inc. (Consumer Finance)	1,817	55,655
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	640	31,987
American Express Co. (Consumer Finance)	3,164	371,073
American Financial Group, Inc. (Insurance)	348	36,206
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,186	31,393
American International Group, Inc. (Insurance)	4,047	214,329
American Tower Corp. (Equity Real Estate Investment Trusts)	2,060	449,244
Americold Realty Trust (Equity Real Estate Investment Trusts)	891	35,720
Ameriprise Financial, Inc. (Capital Markets)	611	92,194
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6,774	60,830
Aon PLC (Insurance)	1,097	211,897
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	693	38,032
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	977	16,101
Arch Capital Group, Ltd.* (Insurance)	1,883	78,634
Arthur J. Gallagher & Co. (Insurance)	864	78,814
Associated Banc-Corp. (Banks)	756	15,203
Assurant, Inc. (Insurance)	283	35,678
Assured Guaranty, Ltd. (Insurance)	461	21,630
Athene Holding, Ltd.* (Insurance)	562	24,363
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	653	142,132
AXA Equitable Holdings, Inc. (Diversified Financial Services)	1,393	30,089
Axis Capital Holdings, Ltd. (Insurance)	391	23,237
BancorpSouth Bank (Banks)	433	13,280
Bank of America Corp. (Banks)	37,391	1,169,217
Bank of Hawaii Corp. (Banks)	187	16,327
Bank OZK (Banks)	562	15,770
BankUnited, Inc. (Banks)	442	15,161
BB&T Corp. (Banks)	3,564	189,070
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	9,125	1,939,792
BlackRock, Inc. - Class A (Capital Markets)	548	253,012
Blackstone Group, Inc. - Class A (Capital Markets)	3,077	163,573
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	626	22,724
BOK Financial Corp. (Banks)	149	11,495
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	669	91,787
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	820	12,530
Brighthouse Financial, Inc.* (Insurance)	516	19,484
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,385	30,498
Brown & Brown, Inc. (Insurance)	1,086	40,920
Camden Property Trust (Equity Real Estate Investment Trusts)	449	51,352
Capital One Financial Corp. (Consumer Finance)	2,186	203,844
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	659	9,404
Cathay General Bancorp, Inc. (Banks)	353	12,556
CBOE Holdings, Inc. (Capital Markets)	520	59,878
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,565	83,805
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	873	17,687
Chubb, Ltd. (Insurance)	2,120	323,130
Cincinnati Financial Corp. (Insurance)	708	80,153
CIT Group, Inc. (Banks)	442	18,957
Citigroup, Inc. (Banks)	10,511	755,320
Citizens Financial Group, Inc. (Banks)	2,081	73,168
CME Group, Inc. (Capital Markets)	1,666	342,779
CNA Financial Corp. (Insurance)	128	5,740
CNO Financial Group, Inc. (Insurance)	726	11,362
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	2,267	12,695
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	543	11,142
Comerica, Inc. (Banks)	696	45,532
Commerce Bancshares, Inc. (Banks)	461	29,670
Corecivic, Inc. (Equity Real Estate Investment Trusts)	554	8,454
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	172	20,210
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	520	15,413
CoStar Group, Inc.* (Professional Services)	168	92,319
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	681	27,329
Credit Acceptance Corp.* (Consumer Finance)	64	28,020
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,935	268,558
CubeSmart (Equity Real Estate Investment Trusts)	895	28,372
Cullen/Frost Bankers, Inc. (Banks)	266	23,961
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	527	37,565
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	932	9,301
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	970	123,229
Discover Financial Services (Consumer Finance)	1,480	118,784
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	768	33,270
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,681	59,070
E*TRADE Financial Corp. (Capital Markets)	1,115	46,596
East West Bancorp, Inc. (Banks)	678	29,100
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	175	23,441
Eaton Vance Corp. (Capital Markets)	523	23,849
Enstar Group, Ltd.* (Insurance)	68	13,661
EPR Properties (Equity Real Estate Investment Trusts)	358	27,849
Equinix, Inc. (Equity Real Estate Investment Trusts)	394	223,311

	Shares	Value
Common Stocks, continued
Equity Commonwealth (Equity Real Estate Investment Trusts)	566	$18,214
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	846	59,169
Equity Residential (Equity Real Estate Investment Trusts)	1,622	143,807
Erie Indemnity Co. - Class A (Insurance)	86	15,847
Essent Group, Ltd. (Thrifts & Mortgage Finance)	458	23,857
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	307	100,429
Evercore Partners, Inc. - Class A (Capital Markets)	187	13,771
Everest Re Group, Ltd. (Insurance)	192	49,361
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	599	67,250
F.N.B. Corp. (Banks)	1,513	18,247
FactSet Research Systems, Inc. (Capital Markets)	179	45,380
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	325	44,203
Federated Investors, Inc. - Class B (Capital Markets)	446	14,245
Fifth Third Bancorp (Banks)	3,401	98,901
First American Financial Corp. (Insurance)	520	32,126
First Citizens BancShares, Inc. - Class A (Banks)	42	20,661
First Financial Bankshares, Inc. (Banks)	632	21,033
First Hawaiian, Inc. (Banks)	622	16,999
First Horizon National Corp. (Banks)	1,453	23,200
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	587	24,719
First Republic Bank (Banks)	782	83,174
FirstCash, Inc. (Consumer Finance)	199	16,794
FNF Group (Insurance)	1,225	56,154
Franklin Resources, Inc. (Capital Markets)	1,309	36,063
Fulton Financial Corp. (Banks)	775	13,222
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	947	38,221
Genworth Financial, Inc.* - Class A (Insurance)	2,342	10,024
Glacier Bancorp, Inc. (Banks)	396	16,759
Globe Life, Inc. (Insurance)	469	45,648
Green Dot Corp.* - Class A (Consumer Finance)	221	6,374
Hancock Holding Co. (Banks)	423	16,497
Hartford Financial Services Group, Inc. (Insurance)	1,681	95,951
HCP, Inc. (Equity Real Estate Investment Trusts)	2,284	85,924
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	603	20,966
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	955	29,605
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	483	22,604
Home BancShares, Inc. (Banks)	726	13,416
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,396	55,660
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	719	25,826
Huntington Bancshares, Inc. (Banks)	4,830	68,248
IBERIABANK Corp. (Banks)	244	17,907
Interactive Brokers Group, Inc. - Class A (Capital Markets)	355	16,887
Intercontinental Exchange, Inc. (Capital Markets)	2,606	245,798
International Bancshares Corp. (Banks)	269	11,018
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	662	10,420
Invesco, Ltd. (Capital Markets)	1,794	30,175
Investors Bancorp, Inc. (Banks)	1,044	12,580
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,228	68,600
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,336	43,821
Janus Henderson Group PLC (Capital Markets)	740	17,116
JBG Smith Properties (Equity Real Estate Investment Trusts)	551	22,183
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	240	35,165
JPMorgan Chase & Co. (Banks)	14,877	1,858,436
Kemper Corp. (Insurance)	292	20,989
KeyCorp (Banks)	4,670	83,920
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	430	36,090
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,963	42,322
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	401	32,084
Lazard, Ltd. - Class A (Capital Markets)	603	22,510
Legg Mason, Inc. (Capital Markets)	378	14,084
LendingTree, Inc.* (Thrifts & Mortgage Finance)	37	13,314
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,153	12,545
Liberty Property Trust (Equity Real Estate Investment Trusts)	734	43,357
Life Storage, Inc. (Equity Real Estate Investment Trusts)	217	23,636
Lincoln National Corp. (Insurance)	932	52,639
Loews Corp. (Insurance)	1,210	59,290
LPL Financial Holdings, Inc. (Capital Markets)	381	30,800
M&T Bank Corp. (Banks)	622	97,362
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	423	9,061
Markel Corp.* (Insurance)	64	74,944
MarketAxess Holdings, Inc. (Capital Markets)	175	64,503
Marsh & McLennan Cos., Inc. (Insurance)	2,356	244,129
MasterCard, Inc. - Class A (IT Services)	3,984	1,102,811
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,077	43,056
Mercury General Corp. (Insurance)	128	6,152
MetLife, Inc. (Insurance)	3,704	173,310
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,098	15,924
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,647	22,580
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	531	73,804
Moody’s Corp. (Capital Markets)	756	166,842
Morgan Stanley (Capital Markets)	5,846	269,208
Morningstar, Inc. (Capital Markets)	96	15,537

	Shares	Value
Common Stocks, continued
MSCI, Inc. - Class A (Capital Markets)	394	$92,417
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	202	17,330
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	798	47,010
Navient Corp. (Consumer Finance)	943	12,985
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,933	30,619
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,175	25,339
Northern Trust Corp. (Capital Markets)	1,000	99,680
Old Republic International Corp. (Insurance)	1,326	29,623
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,006	44,304
Onemain Holdings, Inc. (Consumer Finance)	355	14,200
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	666	17,522
PacWest Bancorp (Banks)	551	20,381
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	935	12,594
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,116	25,947
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	607	15,606
People’s United Financial, Inc. (Banks)	1,853	29,963
Physicians Realty Trust (Equity Real Estate Investment Trusts)	862	16,094
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	583	13,083
Pinnacle Financial Partners, Inc. (Banks)	338	19,881
PNC Financial Services Group, Inc. (Banks)	2,071	303,816
Popular, Inc. (Banks)	449	24,453
Potlatch Corp. (Equity Real Estate Investment Trusts)	311	13,208
Primerica, Inc. (Insurance)	195	24,605
Principal Financial Group, Inc. (Insurance)	1,206	64,376
ProAssurance Corp. (Insurance)	251	9,844
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,936	257,662
Prosperity Bancshares, Inc. (Banks)	321	22,155
Prudential Financial, Inc. (Insurance)	1,872	170,614
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	94	16,972
Public Storage (Equity Real Estate Investment Trusts)	700	156,002
Radian Group, Inc. (Thrifts & Mortgage Finance)	947	23,770
Raymond James Financial, Inc. (Capital Markets)	577	48,174
Rayonier, Inc. (Equity Real Estate Investment Trusts)	603	16,269
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,480	121,049
Regency Centers Corp. (Equity Real Estate Investment Trusts)	779	52,380
Regions Financial Corp. (Banks)	4,643	74,752
Reinsurance Group of America, Inc. (Insurance)	292	47,441
RenaissanceRe Holdings, Ltd. (Insurance)	206	38,559
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	991	13,636
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	509	24,478
RLI Corp. (Insurance)	187	18,199
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	802	13,161
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	240	20,201
S&P Global, Inc. (Capital Markets)	1,146	295,656
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	880	21,648
Santander Consumer USA Holdings, Inc. (Consumer Finance)	483	12,114
SBA Communications Corp. (Equity Real Estate Investment Trusts)	527	126,823
SEI Investments Co. (Capital Markets)	590	35,353
Selective Insurance Group, Inc. (Insurance)	278	19,215
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,104	10,957
Service Properties Trust (Equity Real Estate Investment Trusts)	764	19,329
Signature Bank (Banks)	254	30,053
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,434	216,075
SITE Centers Corp. (Equity Real Estate Investment Trusts)	647	10,048
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	381	31,852
SLM Corp. (Consumer Finance)	1,983	16,737
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	419	20,883
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,309	32,201
State Street Corp. (Capital Markets)	1,735	114,631
Sterling Bancorp (Banks)	955	18,766
Stifel Financial Corp. (Capital Markets)	321	17,970
STORE Capital Corp. (Equity Real Estate Investment Trusts)	977	39,569
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	423	68,801
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,045	14,118
SunTrust Banks, Inc. (Banks)	2,068	141,327
SVB Financial Group* (Banks)	240	53,155
Synchrony Financial (Consumer Finance)	2,838	100,380
Synovus Financial Corp. (Banks)	719	24,353
T. Rowe Price Group, Inc. (Capital Markets)	1,097	127,033
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	283	10,126
TCF Financial Corp. (Banks)	716	28,346
TD Ameritrade Holding Corp. (Capital Markets)	1,250	47,975
Texas Capital Bancshares, Inc.* (Banks)	237	12,812
TFS Financial Corp. (Thrifts & Mortgage Finance)	234	4,507
The Allstate Corp. (Insurance)	1,532	163,035
The Bank of New York Mellon Corp. (Capital Markets)	3,991	186,579
The Charles Schwab Corp. (Capital Markets)	5,415	220,445
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	566	8,615
The Goldman Sachs Group, Inc. (Capital Markets)	1,505	321,136

	Shares	Value
Common Stocks, continued
The Hanover Insurance Group, Inc. (Insurance)	183	$24,103
The Howard Hughes Corp.* (Real Estate Management & Development)	202	22,588
The Macerich Co. (Equity Real Estate Investment Trusts)	512	14,080
The Nasdaq OMX Group, Inc. (Capital Markets)	535	53,377
The Progressive Corp. (Insurance)	2,719	189,514
The Travelers Cos., Inc. (Insurance)	1,213	158,976
Tradeweb Markets, Inc. - Class A (Capital Markets)	213	8,893
Trustmark Corp. (Banks)	301	10,330
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,270	17,615
U.S. Bancorp (Banks)	6,673	380,494
UDR, Inc. (Equity Real Estate Investment Trusts)	1,361	68,390
UMB Financial Corp. (Banks)	202	13,183
Umpqua Holdings Corp. (Banks)	1,025	16,216
United Bankshares, Inc. (Banks)	476	18,821
Unum Group (Insurance)	970	26,714
Urban Edge Properties (Equity Real Estate Investment Trusts)	534	11,273
Valley National Bancorp (Banks)	1,543	17,868
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,735	112,949
VEREIT, Inc. (Equity Real Estate Investment Trusts)	4,526	44,536
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,146	50,538
Virtu Financial, Inc. - Class A (Capital Markets)	344	5,834
Visa, Inc. - Class A (IT Services)	7,709	1,378,832
Vornado Realty Trust (Equity Real Estate Investment Trusts)	737	48,369
Voya Financial, Inc. (Diversified Financial Services)	653	35,236
W.R. Berkley Corp. (Insurance)	675	47,183
Washington Federal, Inc. (Thrifts & Mortgage Finance)	370	13,490
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	375	11,633
Webster Financial Corp. (Banks)	430	18,963
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	561	17,801
Wells Fargo & Co. (Banks)	18,655	963,158
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,888	171,223
Western Alliance Bancorp (Banks)	442	21,804
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,468	101,300
White Mountains Insurance Group, Ltd. (Insurance)	15	16,065
Willis Towers Watson PLC (Insurance)	599	111,953
Wintrust Financial Corp. (Banks)	263	16,785
WP Carey, Inc. (Equity Real Estate Investment Trusts)	794	73,096
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	523	11,009
Zions Bancorp (Banks)	824	39,939
TOTAL COMMON STOCKS (Cost $22,158,199)		25,934,745

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.4%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $9,523,424	$9,523,000	$9,523,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,523,000)		9,523,000

TOTAL INVESTMENT SECURITIES (Cost $31,681,199) - 98.4%		35,457,745
Net other assets (liabilities) - 1.6%		592,764

NET ASSETS - 100.0%		$36,050,509

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $4,999,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	11/25/19	2 .16%	$13,821,476	$75,722
Dow Jones U.S. Financials Index	UBS AG	11/25/19	2 .31%	14,248,705	72,701
				$28,070,181	$148,423

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Banks	$7,247,141	20.0%
Capital Markets	3,678,885	10.2%
Consumer Finance	956,960	2.7%
Diversified Financial Services	2,005,117	5.6%
Equity Real Estate Investment Trusts	5,391,375	14.9%
Insurance	3,551,988	9.9%
IT Services	2,481,643	6.9%
Mortgage Real Estate Investment Trusts	251,498	0.7%
Professional Services	92,319	0.3%
Real Estate Management & Development	141,558	0.4%
Thrifts & Mortgage Finance	136,261	0.4%
Other **	10,115,764	28.0%
Total	$36,050,509	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (71.9%)
Abbott Laboratories (Health Care Equipment & Supplies)	5,744	$480,255
AbbVie, Inc. (Biotechnology)	4,806	382,317
ABIOMED, Inc.* (Health Care Equipment & Supplies)	148	30,722
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	288	8,637
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	343	14,547
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,006	76,205
Agios Pharmaceuticals, Inc.* (Biotechnology)	168	5,053
Alexion Pharmaceuticals, Inc.* (Biotechnology)	728	76,731
Align Technology, Inc.* (Health Care Equipment & Supplies)	237	59,793
Alkermes PLC* (Biotechnology)	510	9,960
Allergan PLC (Pharmaceuticals)	1,066	187,733
Allogene Therapeutics, Inc.* (Biotechnology)(a)	166	4,781
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	361	31,313
Amedisys, Inc.* (Health Care Providers & Services)	105	13,495
Amgen, Inc. (Biotechnology)	1,949	415,625
Anthem, Inc. (Health Care Providers & Services)	831	223,605
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	155	6,826
Avantor, Inc.* (Life Sciences Tools & Services)	718	10,203
Baxter International, Inc. (Health Care Equipment & Supplies)	1,660	127,322
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	877	224,512
Biogen, Inc.* (Biotechnology)	600	179,226
BioMarin Pharmaceutical, Inc.* (Biotechnology)	584	42,755
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	70	23,213
Bio-Techne Corp. (Life Sciences Tools & Services)	124	25,813
Bluebird Bio, Inc.* (Biotechnology)	180	14,580
Blueprint Medicines Corp.* (Biotechnology)	160	11,014
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,527	188,776
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,315	304,922
Bruker Corp. (Life Sciences Tools & Services)	332	14,774
Cantel Medical Corp. (Health Care Equipment & Supplies)	120	8,747
Catalent, Inc.* (Pharmaceuticals)	474	23,060
Celgene Corp.* (Biotechnology)	2,304	248,901
Centene Corp.* (Health Care Providers & Services)	1,345	71,393
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	159	20,667
Chemed Corp. (Health Care Providers & Services)	51	20,089
Cigna Corp. (Health Care Providers & Services)	1,228	219,149
Covetrus, Inc.* (Health Care Providers & Services)	316	3,133
CVS Health Corp. (Health Care Providers & Services)	4,227	280,631
Danaher Corp. (Health Care Equipment & Supplies)	2,075	285,977
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	315	18,459
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	728	39,880
DexCom, Inc.* (Health Care Equipment & Supplies)	296	45,655
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	676	161,145
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,212	32,748
Eli Lilly & Co. (Pharmaceuticals)	2,762	314,730
Encompass Health Corp. (Health Care Providers & Services)	320	20,486
Exact Sciences Corp.* (Biotechnology)	421	36,627
Exelixis, Inc.* (Biotechnology)	983	15,187
FibroGen, Inc.* (Biotechnology)	253	9,905
Gilead Sciences, Inc. (Biotechnology)	4,116	262,230
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	249	13,040
Guardant Health, Inc.* (Health Care Providers & Services)	130	9,035
Haemonetics Corp.* (Health Care Equipment & Supplies)	165	19,920
HCA Holdings, Inc. (Health Care Providers & Services)	865	115,512
HealthEquity, Inc.* (Health Care Providers & Services)	230	13,062
Henry Schein, Inc.* (Health Care Providers & Services)	482	30,166
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	218	22,822
Hologic, Inc.* (Health Care Equipment & Supplies)	869	41,981
Horizon Therapeutics PLC* (Pharmaceuticals)	606	17,519
Humana, Inc. (Health Care Providers & Services)	439	129,154
ICU Medical, Inc.* (Health Care Equipment & Supplies)	62	10,020
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	280	79,803
Illumina, Inc.* (Life Sciences Tools & Services)	478	141,259
Immunomedics, Inc.* (Biotechnology)	553	8,848
Incyte Corp.* (Biotechnology)	581	48,758
Insulet Corp.* (Health Care Equipment & Supplies)	196	28,483
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	231	13,412
Intercept Pharmaceuticals, Inc.* (Biotechnology)	81	5,895
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	375	207,356
Ionis Pharmaceuticals, Inc.* (Biotechnology)	415	23,124

	Shares	Value
Common Stocks, continued
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	593	$85,641
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	185	23,242
Johnson & Johnson (Pharmaceuticals)	8,578	1,132,639
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	317	52,232
LivaNova PLC* (Health Care Equipment & Supplies)	157	11,105
Masimo Corp.* (Health Care Equipment & Supplies)	160	23,326
McKesson Corp. (Health Care Providers & Services)	601	79,933
MEDNAX, Inc.* (Health Care Providers & Services)	274	6,017
Medtronic PLC (Health Care Equipment & Supplies)	4,360	474,804
Merck & Co., Inc. (Pharmaceuticals)	8,321	721,098
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	80	56,395
Moderna, Inc.* (Biotechnology)	664	11,122
Molina Healthcare, Inc.* (Health Care Providers & Services)	203	23,881
Mylan N.V.* (Pharmaceuticals)	1,675	32,076
Myriad Genetics, Inc.* (Biotechnology)	239	8,047
Nektar Therapeutics* (Pharmaceuticals)	569	9,744
Neogen Corp.* (Health Care Equipment & Supplies)	171	11,125
Neurocrine Biosciences, Inc.* (Biotechnology)	297	29,549
NuVasive, Inc.* (Health Care Equipment & Supplies)	169	11,921
Penumbra, Inc.* (Health Care Equipment & Supplies)	104	16,221
Perrigo Co. PLC (Pharmaceuticals)	443	23,488
Pfizer, Inc. (Pharmaceuticals)	17,977	689,777
Portola Pharmaceuticals, Inc.* (Biotechnology)	228	6,591
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	204	19,933
Premier, Inc.* (Health Care Providers & Services)	205	6,679
Quest Diagnostics, Inc. (Health Care Providers & Services)	438	44,348
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	259	79,327
Repligen Corp.* (Biotechnology)	151	12,003
ResMed, Inc. (Health Care Equipment & Supplies)	467	69,079
Sage Therapeutics, Inc.* (Biotechnology)	168	22,789
Sarepta Therapeutics, Inc.* (Biotechnology)	230	19,104
Seattle Genetics, Inc.* (Biotechnology)	367	39,416
STERIS PLC (Health Care Equipment & Supplies)	276	39,073
Stryker Corp. (Health Care Equipment & Supplies)	1,043	225,570
Syneos Health, Inc.* (Life Sciences Tools & Services)	201	10,080
Teladoc, Inc.* (Health Care Technology)(a)	235	18,001
Teleflex, Inc. (Health Care Equipment & Supplies)	150	52,112
Tenet Healthcare Corp.* (Health Care Providers & Services)	335	8,489
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	161	46,851
The Medicines Co.* (Pharmaceuticals)	239	12,545
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,301	392,876
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	177	7,105
United Therapeutics Corp.* (Biotechnology)	142	12,757
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,081	778,568
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	263	36,152
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	295	35,639
Vertex Pharmaceuticals, Inc.* (Biotechnology)	835	163,226
Waters Corp.* (Life Sciences Tools & Services)	218	46,133
WellCare Health Plans, Inc.* (Health Care Providers & Services)	164	48,642
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	239	34,378
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	667	92,199
Zoetis, Inc. (Pharmaceuticals)	1,552	198,532
TOTAL COMMON STOCKS (Cost $4,898,903)		12,424,256

	Principal Amount	Value
Repurchase Agreements(b)(c) (23.7%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $4,096,182	$4,096,000	$4,096,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,096,000)		4,096,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	2,990	$2,990
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	3,755	3,755
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	12,273	12,273
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,018)		19,018

TOTAL INVESTMENT SECURITIES (Cost $9,013,921) - 95.7%		16,539,274
Net other assets (liabilities) - 4.3%		735,448

NET ASSETS - 100.0%		$17,274,722

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $19,927.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $2,284,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	11/25/19	2 .16%	$7,006,259	$141,018
Dow Jones U.S. Health Care Index	UBS AG	11/25/19	2 .01%	6,446,659	139,645
				$13,452,918	$280,663

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Biotechnology	$2,258,413	13.1%
Health Care Equipment & Supplies	3,239,850	18.8%
Health Care Providers & Services	2,260,947	13.1%
Health Care Technology	18,001	0.1%
Life Sciences Tools & Services	923,192	5.3%
Pharmaceuticals	3,723,853	21.5%
Other **	4,850,466	28.1%
Total	$17,274,722	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (74.7%)
3M Co. (Industrial Conglomerates)	1,113	$183,634
A.O. Smith Corp. (Building Products)	267	13,265
Accenture PLC - Class A (IT Services)	1,232	228,437
Acuity Brands, Inc. (Electrical Equipment)	77	9,609
ADT, Inc. (Commercial Services & Supplies)(a)	199	1,540
AECOM Technology Corp.* (Construction & Engineering)	305	12,203
AGCO Corp. (Machinery)	122	9,356
Air Lease Corp. (Trading Companies & Distributors)	201	8,840
Allegion PLC (Building Products)	180	20,887
Alliance Data Systems Corp. (IT Services)	79	7,900
Allison Transmission Holdings, Inc. (Machinery)	233	10,161
Amcor PLC (Containers & Packaging)	3,143	29,921
AMETEK, Inc. (Electrical Equipment)	442	40,509
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	575	57,690
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	58	4,800
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	75	4,488
AptarGroup, Inc. (Containers & Packaging)	124	14,651
Arconic, Inc. (Aerospace & Defense)	749	20,575
Armstrong World Industries, Inc. (Building Products)	93	8,698
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	161	12,764
ASGN, Inc.* (Professional Services)	103	6,550
Automatic Data Processing, Inc. (IT Services)	840	136,273
Avery Dennison Corp. (Containers & Packaging)	162	20,713
Avnet, Inc. (Electronic Equipment, Instruments & Components)	200	7,912
Axon Enterprise, Inc.* (Aerospace & Defense)	114	5,829
Ball Corp. (Containers & Packaging)	642	44,921
Barnes Group, Inc. (Machinery)	92	5,377
Belden, Inc. (Electronic Equipment, Instruments & Components)	75	3,846
Berry Plastics Group, Inc.* (Containers & Packaging)	255	10,585
Black Knight, Inc.* (IT Services)	289	18,554
Broadridge Financial Solutions, Inc. (IT Services)	221	27,674
BWX Technologies, Inc. (Aerospace & Defense)	185	10,749
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	261	19,742
Carlisle Cos., Inc. (Industrial Conglomerates)	109	16,597
Caterpillar, Inc. (Machinery)	1,088	149,927
Cintas Corp. (Commercial Services & Supplies)	161	43,256
Clean Harbors, Inc.* (Commercial Services & Supplies)	100	8,246
Cognex Corp. (Electronic Equipment, Instruments & Components)	331	17,043
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	47	6,999
Colfax Corp.* (Machinery)	162	5,443
CoreLogic, Inc.* (IT Services)	155	6,276
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,511	44,771
Covanta Holding Corp. (Commercial Services & Supplies)	226	3,263
Crane Co. (Machinery)	99	7,575
Crown Holdings, Inc.* (Containers & Packaging)	262	19,084
CSX Corp. (Road & Rail)	1,544	108,497
Cummins, Inc. (Machinery)	305	52,606
Curtiss-Wright Corp. (Aerospace & Defense)	83	11,226
Deere & Co. (Machinery)	609	106,051
Deluxe Corp. (Commercial Services & Supplies)	83	4,302
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	124	7,977
Donaldson Co., Inc. (Machinery)	247	13,027
Dover Corp. (Machinery)	281	29,193
Eagle Materials, Inc. (Construction Materials)	81	7,399
Eaton Corp. PLC (Electrical Equipment)	812	70,732
EMCOR Group, Inc. (Construction & Engineering)	108	9,473
Emerson Electric Co. (Electrical Equipment)	1,190	83,478
EnerSys (Electrical Equipment)	82	5,483
Equifax, Inc. (Professional Services)	234	31,990
Euronet Worldwide, Inc.* (IT Services)	105	14,707
Expeditors International of Washington, Inc. (Air Freight & Logistics)	330	24,070
Fastenal Co. (Trading Companies & Distributors)	1,110	39,893
FedEx Corp. (Air Freight & Logistics)	465	70,987
Fidelity National Information Services, Inc. (IT Services)	1,187	156,399
Fiserv, Inc.* (IT Services)	1,104	117,179
FleetCor Technologies, Inc.* (IT Services)	168	49,429
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	263	13,560
Flowserve Corp. (Machinery)	253	12,357
Fluor Corp. (Construction & Engineering)	271	4,366
Fortive Corp. (Machinery)	571	39,399
Fortune Brands Home & Security, Inc. (Building Products)	271	16,274
FTI Consulting, Inc.* (Professional Services)	73	7,948
Gardner Denver Holdings, Inc.* (Machinery)	256	8,148
Gates Industrial Corp. PLC* (Machinery)	90	900
GATX Corp. (Trading Companies & Distributors)	69	5,489
Generac Holdings, Inc.* (Electrical Equipment)	120	11,590
General Dynamics Corp. (Aerospace & Defense)	453	80,090
General Electric Co. (Industrial Conglomerates)	16,883	168,492
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	109	12,102

	Shares	Value
Common Stocks, continued
Genpact, Ltd. (IT Services)	299	$11,712
Global Payments, Inc. (IT Services)	581	98,294
Graco, Inc. (Machinery)	322	14,554
GrafTech International, Ltd. (Electrical Equipment)	119	1,438
Graphic Packaging Holding Co. (Containers & Packaging)	569	8,911
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	331	13,088
HEICO Corp. (Aerospace & Defense)	78	9,621
HEICO Corp. - Class A (Aerospace & Defense)	139	13,243
Hexcel Corp. (Aerospace & Defense)	165	12,312
Hillenbrand, Inc. (Machinery)	121	3,726
Honeywell International, Inc. (Industrial Conglomerates)	1,392	240,441
Hubbell, Inc. (Electrical Equipment)	105	14,879
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	80	18,053
IDEX Corp. (Machinery)	147	22,863
Illinois Tool Works, Inc. (Machinery)	569	95,922
Ingersoll-Rand PLC (Machinery)	468	59,385
Insperity, Inc. (Professional Services)	75	7,922
International Paper Co. (Containers & Packaging)	760	33,197
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	69	9,265
Itron, Inc.* (Electronic Equipment, Instruments & Components)	68	5,186
ITT, Inc. (Machinery)	171	10,166
J.B. Hunt Transport Services, Inc. (Road & Rail)	165	19,397
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	269	9,905
Jack Henry & Associates, Inc. (IT Services)	149	21,092
Jacobs Engineering Group, Inc. (Construction & Engineering)	262	24,517
Johnson Controls International PLC (Building Products)	1,540	66,729
Kansas City Southern Industries, Inc. (Road & Rail)	194	27,311
Kennametal, Inc. (Machinery)	160	4,952
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	363	36,630
Kirby Corp.* (Marine)	116	9,183
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	238	8,677
Korn/Ferry International (Professional Services)	109	3,999
L3Harris Technologies, Inc. (Aerospace & Defense)	432	89,126
Landstar System, Inc. (Road & Rail)	77	8,713
Lennox International, Inc. (Building Products)	68	16,820
Lincoln Electric Holdings, Inc. (Machinery)	119	10,659
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	48	8,427
Lockheed Martin Corp. (Aerospace & Defense)	481	181,182
Louisiana-Pacific Corp. (Paper & Forest Products)	239	6,986
Macquarie Infrastructure Corp. (Transportation Infrastructure)	150	6,471
ManpowerGroup, Inc. (Professional Services)	116	10,547
Martin Marietta Materials, Inc. (Construction Materials)	120	31,429
Masco Corp. (Building Products)	560	25,900
MasTec, Inc.* (Construction & Engineering)	117	7,364
MAXIMUS, Inc. (IT Services)	123	9,439
Mercury Systems, Inc.* (Aerospace & Defense)	107	7,882
Moog, Inc. - Class A (Aerospace & Defense)	63	5,274
MSA Safety, Inc. (Commercial Services & Supplies)	69	8,285
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	87	6,369
National Instruments Corp. (Electronic Equipment, Instruments & Components)	230	9,520
Navistar International Corp.* (Machinery)	127	3,973
Nielsen Holdings PLC (Professional Services)	688	13,870
Nordson Corp. (Machinery)	99	15,524
Norfolk Southern Corp. (Road & Rail)	509	92,638
Northrop Grumman Corp. (Aerospace & Defense)	304	107,154
nVent Electric PLC (Electrical Equipment)	301	6,941
Old Dominion Freight Line, Inc. (Road & Rail)	123	22,396
Oshkosh Corp. (Machinery)	133	11,356
Owens Corning (Building Products)	210	12,869
Owens-Illinois, Inc. (Containers & Packaging)	301	2,559
PACCAR, Inc. (Machinery)	670	50,960
Packaging Corp. of America (Containers & Packaging)	184	20,141
Parker-Hannifin Corp. (Machinery)	248	45,506
Paychex, Inc. (IT Services)	619	51,773
PayPal Holdings, Inc.* (IT Services)	2,277	237,037
Pentair PLC (Machinery)	324	13,436
PerkinElmer, Inc. (Life Sciences Tools & Services)	215	18,481
Quanta Services, Inc. (Construction & Engineering)	276	11,606
Raytheon Co. (Aerospace & Defense)	539	114,381
Regal Beloit Corp. (Electrical Equipment)	81	5,998
Republic Services, Inc. - Class A (Commercial Services & Supplies)	410	35,879
Resideo Technologies, Inc.* (Building Products)	238	2,268
Robert Half International, Inc. (Professional Services)	227	13,000
Rockwell Automation, Inc. (Electrical Equipment)	226	38,870
Roper Technologies, Inc. (Industrial Conglomerates)	202	68,066
Ryder System, Inc. (Road & Rail)	104	5,058
Sabre Corp. (IT Services)	530	12,444
Sealed Air Corp. (Containers & Packaging)	299	12,489

	Shares	Value
Common Stocks, continued
Sensata Technologies Holding PLC* (Electrical Equipment)	312	$15,971
Silgan Holdings, Inc. (Containers & Packaging)	151	4,646
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	80	7,045
Snap-on, Inc. (Machinery)	106	17,243
Sonoco Products Co. (Containers & Packaging)	193	11,136
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	201	16,446
Square, Inc.* - Class A (IT Services)	663	40,728
Stericycle, Inc.* (Commercial Services & Supplies)	177	10,195
Summit Materials, Inc.* - Class A (Construction Materials)	218	4,999
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	651	58,265
Teledyne Technologies, Inc.* (Aerospace & Defense)	70	23,072
Terex Corp. (Machinery)	126	3,471
Tetra Tech, Inc. (Commercial Services & Supplies)	105	9,184
Textron, Inc. (Aerospace & Defense)	446	20,556
The Boeing Co. (Aerospace & Defense)	1,034	351,466
The Brink’s Co. (Commercial Services & Supplies)	97	8,241
The Middleby Corp.* (Machinery)	107	12,942
The Sherwin-Williams Co. (Chemicals)	159	90,999
The Timken Co. (Machinery)	132	6,468
The Toro Co. (Machinery)	206	15,889
The Western Union Co. (IT Services)	820	20,549
TransDigm Group, Inc. (Aerospace & Defense)	96	50,523
TransUnion (Professional Services)	363	29,991
Trex Co., Inc.* (Building Products)	114	10,019
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	488	19,442
TriNet Group, Inc.* (Professional Services)	85	4,504
Trinity Industries, Inc. (Machinery)	198	3,916
Union Pacific Corp. (Road & Rail)	1,363	225,522
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,351	155,595
United Rentals, Inc.* (Trading Companies & Distributors)	149	19,902
United Technologies Corp. (Aerospace & Defense)	1,569	225,276
Univar, Inc.* (Trading Companies & Distributors)	245	5,258
Valmont Industries, Inc. (Construction & Engineering)	41	5,625
Verisk Analytics, Inc. - Class A (Professional Services)	316	45,725
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	256	5,158
Vulcan Materials Co. (Construction Materials)	256	36,574
W.W. Grainger, Inc. (Trading Companies & Distributors)	86	26,560
Wabtec Corp. (Machinery)	352	24,418
Waste Management, Inc. (Commercial Services & Supplies)	755	84,720
Watsco, Inc. (Trading Companies & Distributors)	63	11,107
Welbilt, Inc.* (Machinery)	254	4,816
WESCO International, Inc.* (Trading Companies & Distributors)	81	4,062
WestRock Co. (Containers & Packaging)	498	18,610
WEX, Inc.* (IT Services)	84	15,891
Woodward, Inc. (Machinery)	108	11,519
XPO Logistics, Inc.* (Air Freight & Logistics)	178	13,599
Xylem, Inc. (Machinery)	348	26,688
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	105	24,976
TOTAL COMMON STOCKS (Cost $3,912,512)		7,035,089

	Principal Amount	Value
Repurchase Agreements(b)(c) (26.4%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $2,480,110	$2,480,000	$2,480,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,480,000)		2,480,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	230	$230
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	288	288
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	942	942
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,460)		1,460
TOTAL INVESTMENT SECURITIES (Cost $6,393,972) - 101.1%		9,516,549
Net other assets (liabilities) - (1.1)%		(107,085)
NET ASSETS - 100.0%		$9,409,464

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $1,370.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $1,462,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	11/25/19	2.16%	$3,303,870	$33,085
Dow Jones U.S. Industrials Index	UBS AG	11/25/19	2.01%	3,757,561	33,845
				$7,061,431	$66,930

(1)      Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)      Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$1,374,036	14.5%
Air Freight & Logistics	283,993	3.0%
Building Products	193,729	2.1%
Chemicals	90,999	1.0%
Commercial Services & Supplies	217,111	2.3%
Construction & Engineering	75,154	0.8%
Construction Materials	80,401	0.9%
Containers & Packaging	251,563	2.7%
Electrical Equipment	305,498	3.2%
Electronic Equipment, Instruments & Components	364,136	3.9%
Industrial Conglomerates	677,230	7.2%
IT Services	1,281,787	13.5%
Life Sciences Tools & Services	18,481	0.2%
Machinery	939,873	10.0%
Marine	9,183	0.1%
Paper & Forest Products	6,986	0.1%
Professional Services	176,046	1.9%
Road & Rail	530,311	5.6%
Trading Companies & Distributors	152,101	1.6%
Transportation Infrastructure	6,471	0.1%
Other **	2,374,375	25.3%
Total	$9,409,464	100.0%

**       Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (78.6%)
2U, Inc.* (Software)(a)	56,452	$1,011,902
8x8, Inc.* (Software)	60,728	1,173,265
Akamai Technologies, Inc.* (IT Services)	34,230	2,960,895
Alphabet, Inc.* - Class A (Interactive Media & Services)	4,987	6,277,636
Alphabet, Inc.* - Class C (Interactive Media & Services)	5,031	6,339,613
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	6,796	12,074,180
Arista Networks, Inc.* (Communications Equipment)	11,926	2,916,742
Box, Inc.* - Class A (Software)	83,575	1,414,089
Ciena Corp.* (Communications Equipment)	52,721	1,957,004
Cisco Systems, Inc. (Communications Equipment)	155,571	7,391,177
Citrix Systems, Inc. (Software)	28,933	3,149,646
CommScope Holding Co., Inc.* (Communications Equipment)	111,075	1,244,040
Cornerstone OnDemand, Inc.* (Software)	28,135	1,647,867
DocuSign, Inc.* (Software)	36,973	2,447,243
Dropbox, Inc.* (Software)	90,291	1,789,568
E*TRADE Financial Corp. (Capital Markets)	59,794	2,498,791
eBay, Inc. (Internet & Direct Marketing Retail)	103,906	3,662,687
Etsy, Inc.* (Internet & Direct Marketing Retail)	40,675	1,809,631
Expedia, Inc. (Internet & Direct Marketing Retail)	25,644	3,504,509
Facebook, Inc.* - Class A (Interactive Media & Services)	53,920	10,333,768
GoDaddy, Inc.* - Class A (IT Services)	41,973	2,729,504
Groupon, Inc.* (Internet & Direct Marketing Retail)	379,029	1,053,701
GrubHub, Inc.* (Internet & Direct Marketing Retail)	31,580	1,075,615
Hubspot, Inc.* (Software)	13,076	2,028,088
j2 Global, Inc. (Software)	19,957	1,895,117
Juniper Networks, Inc. (Communications Equipment)	98,951	2,455,964
LogMeIn, Inc. (Software)	23,706	1,557,010
Netflix, Inc.* (Entertainment)	22,013	6,326,756
New Relic, Inc.* (Software)	26,012	1,666,329
Okta, Inc.* (IT Services)	25,695	2,802,554
PayPal Holdings, Inc.* (IT Services)	60,194	6,266,195
Pluralsight, Inc.* - Class A (Software)	68,291	1,234,701
Salesforce.com, Inc.* (Software)	42,417	6,637,836
Smartsheet, Inc.* (Software)	41,998	1,654,721
Snap, Inc.* (Interactive Media & Services)	180,916	2,724,595
TD Ameritrade Holding Corp. (Capital Markets)	59,513	2,284,109
TripAdvisor, Inc.* (Interactive Media & Services)	43,519	1,758,168
Twitter, Inc.* (Interactive Media & Services)	98,418	2,949,587
Veeva Systems, Inc.* - Class A (Health Care Technology)	23,602	3,347,472
VeriSign, Inc.* (IT Services)	18,207	3,459,694
Vonage Holdings Corp.* (Diversified Telecommunication Services)	120,302	1,175,351
TOTAL COMMON STOCKS (Cost $72,164,458)		132,687,320

	Principal Amount	Value
Repurchase Agreements(b)(c) (21.5%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $36,210,612	$36,209,000	$36,209,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,209,000)		36,209,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	48,690	$48,690
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	61,156	61,156
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	199,854	199,854
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $309,700)		309,700
TOTAL INVESTMENT SECURITIES (Cost $108,683,158) - 100.3%		169,206,020
Net other assets (liabilities) - (0.3)%		(469,725)
NET ASSETS - 100.0%		$168,736,295

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $292,178.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $22,275,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	11/25/19	2 .16%	$60,666,335	$174,655
Dow Jones Internet Composite Index	UBS AG	11/25/19	2 .01%	59,773,967	187,045
				$120,440,302	$361,700

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Capital Markets	$4,782,900	2.8%
Communications Equipment	15,964,927	9.5%
Diversified Telecommunication Services	1,175,351	0.7%
Entertainment	6,326,756	3.7%
Health Care Technology	3,347,472	2.0%
Interactive Media & Services	30,383,367	18.0%
Internet & Direct Marketing Retail	23,180,323	13.7%
IT Services	18,218,842	10.8%
Software	29,307,382	17.4%
Other **	36,048,975	21.4%
Total	$168,736,295	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (100.2%)
3M Co. (Industrial Conglomerates)	429	$70,781
Abbott Laboratories (Health Care Equipment & Supplies)	2,587	216,299
AbbVie, Inc. (Biotechnology)	1,126	89,573
ABIOMED, Inc.* (Health Care Equipment & Supplies)	68	14,115
Accenture PLC - Class A (IT Services)	429	79,545
Adobe Systems, Inc.* (Software)	710	197,330
Advance Auto Parts, Inc. (Specialty Retail)	68	11,049
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,585	53,779
Agilent Technologies, Inc. (Life Sciences Tools & Services)	241	18,256
Air Products & Chemicals, Inc. (Chemicals)	322	68,670
Akamai Technologies, Inc.* (IT Services)	241	20,847
Alexion Pharmaceuticals, Inc.* (Biotechnology)	327	34,466
Align Technology, Inc.* (Health Care Equipment & Supplies)	53	13,371
Allegion PLC (Building Products)	70	8,123
Alliance Data Systems Corp. (IT Services)	60	6,000
Alliant Energy Corp. (Electric Utilities)	196	10,455
Alphabet, Inc.* - Class A (Interactive Media & Services)	436	548,837
Alphabet, Inc.* - Class C (Interactive Media & Services)	443	558,229
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	608	1,080,210
Amcor PLC (Containers & Packaging)	1,159	11,034
Ameren Corp. (Multi-Utilities)	360	27,972
American Express Co. (Consumer Finance)	498	58,405
American Tower Corp. (Equity Real Estate Investment Trusts)	647	141,099
American Water Works Co., Inc. (Water Utilities)	167	20,586
Ameriprise Financial, Inc. (Capital Markets)	103	15,542
AMETEK, Inc. (Electrical Equipment)	333	30,520
Amgen, Inc. (Biotechnology)	579	123,471
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	167	16,755
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	291	31,029
ANSYS, Inc.* (Software)	125	27,519
Aon PLC (Insurance)	218	42,109
Apache Corp. (Oil, Gas & Consumable Fuels)	545	11,805
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	218	11,964
Aptiv PLC (Auto Components)	227	20,328
Arista Networks, Inc.* (Communications Equipment)	79	19,321
Arthur J. Gallagher & Co. (Insurance)	184	16,784
Atmos Energy Corp. (Gas Utilities)	101	11,360
Autodesk, Inc.* (Software)	321	47,303
Automatic Data Processing, Inc. (IT Services)	634	102,854
AutoZone, Inc.* (Specialty Retail)	36	41,198
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	137	29,819
Avery Dennison Corp. (Containers & Packaging)	55	7,032
Ball Corp. (Containers & Packaging)	324	22,670
Baxter International, Inc. (Health Care Equipment & Supplies)	321	24,621
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	249	63,744
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,377	292,723
Biogen, Inc.* (Biotechnology)	145	43,313
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	31	63,512
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	111	15,229
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,036	84,901
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,220	69,991
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	584	171,024
Broadridge Financial Solutions, Inc. (IT Services)	168	21,037
Brown-Forman Corp. - Class B (Beverages)	267	17,494
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	418	7,792
Cadence Design Systems, Inc.* (Software)	242	15,815
CarMax, Inc.* (Specialty Retail)	110	10,249
CBOE Holdings, Inc. (Capital Markets)	165	19,000
CDW Corp. (Electronic Equipment, Instruments & Components)	89	11,384
Celanese Corp. (Chemicals)	96	11,630
Celgene Corp.* (Biotechnology)	489	52,827
Cerner Corp. (Health Care Technology)	466	31,278
CF Industries Holdings, Inc. (Chemicals)	136	6,168
Charter Communications, Inc.* - Class A (Media)	101	47,254
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	38	29,570
Church & Dwight Co., Inc. (Household Products)	361	25,248
Cigna Corp. (Health Care Providers & Services)	316	56,393
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	81	3,420
Cincinnati Financial Corp. (Insurance)	107	12,113
Cintas Corp. (Commercial Services & Supplies)	123	33,046
Cisco Systems, Inc. (Communications Equipment)	6,209	294,990
Citrix Systems, Inc. (Software)	181	19,704
CMS Energy Corp. (Multi-Utilities)	232	14,829
Colgate-Palmolive Co. (Household Products)	714	48,980
Comcast Corp. - Class A (Media)	3,049	136,657
Comerica, Inc. (Banks)	99	6,477
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	162	10,938
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,623	89,589
Constellation Brands, Inc. - Class A (Beverages)	244	46,441

	Shares	Value
Common Stocks, continued
Copart, Inc.* (Commercial Services & Supplies)	202	$16,693
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	249	34,559
CSX Corp. (Road & Rail)	1,168	82,075
Danaher Corp. (Health Care Equipment & Supplies)	523	72,080
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	127	14,258
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	142	8,321
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	588	11,925
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	238	20,411
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	171	21,724
Discover Financial Services (Consumer Finance)	302	24,239
Dollar General Corp. (Multiline Retail)	376	60,287
Dominion Resources, Inc. (Multi-Utilities)	565	46,641
Duke Realty Corp. (Equity Real Estate Investment Trusts)	353	12,404
E*TRADE Financial Corp. (Capital Markets)	207	8,651
Eastman Chemical Co. (Chemicals)	109	8,288
Eaton Corp. PLC (Electrical Equipment)	295	25,697
eBay, Inc. (Internet & Direct Marketing Retail)	436	15,369
Ecolab, Inc. (Chemicals)	366	70,298
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	304	72,468
Electronic Arts, Inc.* (Entertainment)	207	19,955
Eli Lilly & Co. (Pharmaceuticals)	1,243	141,640
Equifax, Inc. (Professional Services)	108	14,765
Equinix, Inc. (Equity Real Estate Investment Trusts)	75	42,509
Equity Residential (Equity Real Estate Investment Trusts)	346	30,676
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	72	23,553
Eversource Energy (Electric Utilities)	261	21,856
Expedia, Inc. (Internet & Direct Marketing Retail)	128	17,492
Expeditors International of Washington, Inc. (Air Freight & Logistics)	250	18,235
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	126	14,146
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,467	234,264
F5 Networks, Inc.* (Communications Equipment)	88	12,679
Facebook, Inc.* - Class A (Interactive Media & Services)	3,519	674,416
Fastenal Co. (Trading Companies & Distributors)	835	30,010
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	48	6,528
FedEx Corp. (Air Freight & Logistics)	158	24,120
Fidelity National Information Services, Inc. (IT Services)	896	118,057
First Horizon National Corp. (Banks)	1	13
First Republic Bank (Banks)	245	26,058
Fiserv, Inc.* (IT Services)	835	88,627
FleetCor Technologies, Inc.* (IT Services)	76	22,361
Flowserve Corp. (Machinery)	100	4,884
FMC Corp. (Chemicals)	84	7,686
Fortinet, Inc.* (Software)	207	16,883
Fox Corp. - Class A (Media)	236	7,561
Fox Corp. - Class B (Media)	105	3,280
Freeport-McMoRan, Inc. (Metals & Mining)	952	9,349
Garmin, Ltd. (Household Durables)	131	12,281
Gartner, Inc.* (IT Services)	131	20,184
Global Payments, Inc. (IT Services)	437	73,932
Globe Life, Inc. (Insurance)	66	6,424
H & R Block, Inc. (Diversified Consumer Services)	179	4,473
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	229	3,483
Hasbro, Inc. (Leisure Products)	97	9,439
HCA Holdings, Inc. (Health Care Providers & Services)	390	52,081
HCP, Inc. (Equity Real Estate Investment Trusts)	716	26,936
Henry Schein, Inc.* (Health Care Providers & Services)	96	6,008
Hess Corp. (Oil, Gas & Consumable Fuels)	209	13,742
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	419	40,626
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	222	12,197
Hologic, Inc.* (Health Care Equipment & Supplies)	214	10,338
Honeywell International, Inc. (Industrial Conglomerates)	527	91,028
Hormel Foods Corp. (Food Products)	404	16,520
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	499	8,179
Humana, Inc. (Health Care Providers & Services)	197	57,958
IDEX Corp. (Machinery)	111	17,264
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	127	36,196
IHS Markit, Ltd.* (Professional Services)	588	41,172
Illinois Tool Works, Inc. (Machinery)	172	28,996
Illumina, Inc.* (Life Sciences Tools & Services)	217	64,128
Incyte Corp.* (Biotechnology)	127	10,658
Ingersoll-Rand PLC (Machinery)	354	44,918
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,341	245,397
Intercontinental Exchange, Inc. (Capital Markets)	821	77,436
Intuit, Inc. (Software)	380	97,850
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	169	93,449
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	194	28,017
J.B. Hunt Transport Services, Inc. (Road & Rail)	84	9,875
Jack Henry & Associates, Inc. (IT Services)	53	7,503

	Shares	Value
Common Stocks, continued
Johnson & Johnson (Pharmaceuticals)	2,279	$300,919
Kansas City Southern Industries, Inc. (Road & Rail)	65	9,151
Kellogg Co. (Food Products)	363	23,061
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	275	27,750
Kimberly-Clark Corp. (Household Products)	273	36,276
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	129	21,806
L3Harris Technologies, Inc. (Aerospace & Defense)	170	35,073
Lamb Weston Holding, Inc. (Food Products)	212	16,544
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	277	17,130
Leidos Holdings, Inc. (IT Services)	199	17,160
Linde PLC (Chemicals)	529	104,927
Lockheed Martin Corp. (Aerospace & Defense)	219	82,493
Lowe’s Cos., Inc. (Specialty Retail)	519	57,926
Macy’s, Inc. (Multiline Retail)	185	2,805
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,171	13,502
MarketAxess Holdings, Inc. (Capital Markets)	55	20,272
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	160	20,210
Marsh & McLennan Cos., Inc. (Insurance)	468	48,495
Martin Marietta Materials, Inc. (Construction Materials)	51	13,357
Masco Corp. (Building Products)	199	9,204
MasterCard, Inc. - Class A (IT Services)	1,307	361,791
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	237	13,902
McCormick & Co., Inc. (Food Products)	181	29,085
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,112	218,731
Medtronic PLC (Health Care Equipment & Supplies)	1,962	213,662
Merck & Co., Inc. (Pharmaceuticals)	3,747	324,716
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	24	16,919
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	178	16,784
Microsoft Corp. (Software)	11,172	1,601,729
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	93	12,926
Monster Beverage Corp.* (Beverages)	566	31,770
Moody’s Corp. (Capital Markets)	117	25,821
Motorola Solutions, Inc. (Communications Equipment)	241	40,083
MSCI, Inc. - Class A (Capital Markets)	126	29,555
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	349	19,502
Netflix, Inc.* (Entertainment)	640	183,942
Newell Rubbermaid, Inc. (Household Durables)	286	5,425
NextEra Energy, Inc. (Electric Utilities)	713	169,937
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	936	83,819
Nordstrom, Inc. (Multiline Retail)	75	2,693
Norfolk Southern Corp. (Road & Rail)	266	48,412
Northern Trust Corp. (Capital Markets)	168	16,746
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	369	14,804
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	472	94,881
NVR, Inc.* (Household Durables)	3	10,910
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,309	53,014
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	343	23,952
Oracle Corp. (Software)	1,610	87,729
O’Reilly Automotive, Inc.* (Specialty Retail)	112	48,777
Paychex, Inc. (IT Services)	290	24,256
PayPal Holdings, Inc.* (IT Services)	1,721	179,156
PepsiCo, Inc. (Beverages)	1,248	171,188
PerkinElmer, Inc. (Life Sciences Tools & Services)	86	7,393
Pfizer, Inc. (Pharmaceuticals)	8,094	310,567
Philip Morris International, Inc. (Tobacco)	1,162	94,633
Pinnacle West Capital Corp. (Electric Utilities)	166	15,624
PPG Industries, Inc. (Chemicals)	159	19,894
Public Storage (Equity Real Estate Investment Trusts)	220	49,029
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	924	74,327
Raytheon Co. (Aerospace & Defense)	175	37,137
Realty Income Corp. (Equity Real Estate Investment Trusts)	340	27,809
Regency Centers Corp. (Equity Real Estate Investment Trusts)	110	7,396
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	70	21,440
Republic Services, Inc. - Class A (Commercial Services & Supplies)	132	11,551
ResMed, Inc. (Health Care Equipment & Supplies)	211	31,211
Robert Half International, Inc. (Professional Services)	78	4,467
Rockwell Automation, Inc. (Electrical Equipment)	87	14,963
Rollins, Inc. (Commercial Services & Supplies)	205	7,813
Roper Technologies, Inc. (Industrial Conglomerates)	152	51,218
Ross Stores, Inc. (Specialty Retail)	304	33,340
S&P Global, Inc. (Capital Markets)	361	93,133
Salesforce.com, Inc.* (Software)	1,283	200,777
SBA Communications Corp. (Equity Real Estate Investment Trusts)	96	23,102
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	222	12,883
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	303	45,656
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	153	13,932

	Shares	Value
Common Stocks, continued
Starbucks Corp. (Hotels, Restaurants & Leisure)	892	$75,428
Stryker Corp. (Health Care Equipment & Supplies)	277	59,907
SVB Financial Group* (Banks)	76	16,832
Synopsys, Inc.* (Software)	126	17,105
Sysco Corp. (Food & Staples Retailing)	473	37,779
T. Rowe Price Group, Inc. (Capital Markets)	172	19,918
Take-Two Interactive Software, Inc.* (Entertainment)	166	19,978
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	278	7,189
Teleflex, Inc. (Health Care Equipment & Supplies)	68	23,624
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	901	106,309
The Boeing Co. (Aerospace & Defense)	783	266,149
The Charles Schwab Corp. (Capital Markets)	883	35,947
The Clorox Co. (Household Products)	185	27,323
The Coca-Cola Co. (Beverages)	2,928	159,371
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	31	9,021
The Estee Lauder Cos., Inc. - Class A (Personal Products)	220	40,979
The Hershey Co. (Food Products)	132	19,387
The Home Depot, Inc. (Specialty Retail)	736	172,650
The Mosaic Co. (Chemicals)	240	4,771
The Nasdaq OMX Group, Inc. (Capital Markets)	118	11,773
The Procter & Gamble Co. (Household Products)	2,050	255,246
The Progressive Corp. (Insurance)	454	31,644
The Sherwin-Williams Co. (Chemicals)	75	42,924
The TJX Cos., Inc. (Specialty Retail)	1,768	101,925
The Walt Disney Co. (Entertainment)	1,477	191,892
The Western Union Co. (IT Services)	257	6,440
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	588	177,563
Tiffany & Co. (Specialty Retail)	71	8,840
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	115	9,506
Tractor Supply Co. (Specialty Retail)	174	16,533
TransDigm Group, Inc. (Aerospace & Defense)	73	38,418
TripAdvisor, Inc.* (Interactive Media & Services)	102	4,121
Twitter, Inc.* (Interactive Media & Services)	1,129	33,836
U.S. Bancorp (Banks)	2,099	119,685
UDR, Inc. (Equity Real Estate Investment Trusts)	233	11,708
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	87	20,284
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	176	3,634
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	180	3,330
Union Pacific Corp. (Road & Rail)	1,031	170,589
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	510	58,737
United Rentals, Inc.* (Trading Companies & Distributors)	60	8,014
United Technologies Corp. (Aerospace & Defense)	570	81,841
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	68	9,347
V.F. Corp. (Textiles, Apparel & Luxury Goods)	476	39,170
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	132	15,947
VeriSign, Inc.* (IT Services)	152	28,883
Verisk Analytics, Inc. - Class A (Professional Services)	166	24,020
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,052	365,964
Vertex Pharmaceuticals, Inc.* (Biotechnology)	376	73,500
Visa, Inc. - Class A (IT Services)	2,526	451,799
Vornado Realty Trust (Equity Real Estate Investment Trusts)	116	7,613
Vulcan Materials Co. (Construction Materials)	93	13,287
W.W. Grainger, Inc. (Trading Companies & Distributors)	65	20,075
Wabtec Corp. (Machinery)	123	8,533
Waste Management, Inc. (Commercial Services & Supplies)	571	64,072
Waters Corp.* (Life Sciences Tools & Services)	58	12,274
WEC Energy Group, Inc. (Multi-Utilities)	222	20,957
WellCare Health Plans, Inc.* (Health Care Providers & Services)	74	21,948
Welltower, Inc. (Equity Real Estate Investment Trusts)	591	53,598
Xcel Energy, Inc. (Electric Utilities)	344	21,847
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	371	33,665
Xylem, Inc. (Machinery)	264	20,246
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	448	45,566
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	300	41,469
Zoetis, Inc. (Pharmaceuticals)	384	49,121
TOTAL COMMON STOCKS (Cost $9,297,150)		19,659,498

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $19,001	$19,000	$19,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,000)		19,000

	Principal Amount	Value
TOTAL INVESTMENT SECURITIES (Cost $9,316,150) - 100.3%		$19,678,498
Net other assets (liabilities) - (0.3)%		(67,277)
NET ASSETS - 100.0%		$19,611,221

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$541,111	2.8%
Air Freight & Logistics	101,092	0.5%
Auto Components	20,328	0.1%
Banks	169,065	0.9%
Beverages	426,263	2.2%
Biotechnology	449,248	2.3%
Building Products	17,327	0.1%
Capital Markets	373,794	1.9%
Chemicals	345,256	1.8%
Commercial Services & Supplies	133,175	0.7%
Communications Equipment	367,073	1.9%
Construction Materials	26,644	0.1%
Consumer Finance	82,644	0.4%
Containers & Packaging	40,736	0.2%
Diversified Consumer Services	4,473	NM
Diversified Financial Services	292,723	1.5%
Diversified Telecommunication Services	365,964	1.9%
Electric Utilities	239,719	1.2%
Electrical Equipment	71,180	0.4%
Electronic Equipment, Instruments & Components	55,889	0.3%
Entertainment	415,767	2.1%
Equity Real Estate Investment Trusts	658,162	3.4%
Food & Staples Retailing	37,779	0.2%
Food Products	104,597	0.5%
Gas Utilities	11,360	0.1%
Health Care Equipment & Supplies	1,096,423	5.6%
Health Care Providers & Services	212,056	1.1%
Health Care Technology	31,278	0.2%
Hotels, Restaurants & Leisure	461,519	2.4%
Household Durables	28,616	0.1%
Household Products	393,073	2.0%
Independent Power and Renewable Electricity Producers	14,804	0.1%
Industrial Conglomerates	213,027	1.1%
Insurance	157,569	0.8%
Interactive Media & Services	1,819,440	9.2%
Internet & Direct Marketing Retail	1,176,583	6.0%
IT Services	1,630,433	8.3%
Leisure Products	9,439	NM
Life Sciences Tools & Services	324,550	1.7%
Machinery	124,841	0.6%
Media	194,752	1.0%
Metals & Mining	9,349	NM
Multiline Retail	65,785	0.3%
Multi-Utilities	110,399	0.6%
Oil, Gas & Consumable Fuels	506,551	2.6%
Personal Products	40,979	0.2%
Pharmaceuticals	1,196,953	6.1%
Professional Services	84,424	0.4%
Road & Rail	320,102	1.6%
Semiconductors & Semiconductor Equipment	876,835	4.5%
Software	2,329,744	11.7%
Specialty Retail	522,771	2.7%
Technology Hardware, Storage & Peripherals	32,385	0.2%
Textiles, Apparel & Luxury Goods	140,625	0.7%
Tobacco	94,633	0.5%
Trading Companies & Distributors	58,099	0.3%
Water Utilities	20,586	0.1%
Wireless Telecommunication Services	9,506	NM
Other **	(48,277)	(0.2)%
Total	$19,611,221	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (100.1%)
3M Co. (Industrial Conglomerates)	647	$106,749
A.O. Smith Corp. (Building Products)	316	15,699
AbbVie, Inc. (Biotechnology)	1,627	129,428
Accenture PLC - Class A (IT Services)	788	146,111
Activision Blizzard, Inc. (Entertainment)	1,753	98,221
Advance Auto Parts, Inc. (Specialty Retail)	59	9,586
Affiliated Managers Group, Inc. (Capital Markets)	115	9,186
Aflac, Inc. (Insurance)	1,695	90,106
Agilent Technologies, Inc. (Life Sciences Tools & Services)	336	25,452
Alaska Air Group, Inc. (Airlines)	284	19,718
Albemarle Corp. (Chemicals)	243	14,760
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	257	40,799
Align Technology, Inc.* (Health Care Equipment & Supplies)	82	20,688
Allegion PLC (Building Products)	106	12,300
Allergan PLC (Pharmaceuticals)	751	132,259
Alliant Energy Corp. (Electric Utilities)	235	12,535
Altria Group, Inc. (Tobacco)	4,280	191,701
Amcor PLC (Containers & Packaging)	1,913	18,212
American Airlines Group, Inc. (Airlines)	911	27,385
American Electric Power Co., Inc. (Electric Utilities)	1,129	106,566
American Express Co. (Consumer Finance)	780	91,478
American International Group, Inc. (Insurance)	1,994	105,602
American Water Works Co., Inc. (Water Utilities)	160	19,723
Ameriprise Financial, Inc. (Capital Markets)	140	21,125
AmerisourceBergen Corp. (Health Care Providers & Services)	350	29,883
Amgen, Inc. (Biotechnology)	463	98,735
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	427	42,841
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	387	41,266
Anthem, Inc. (Health Care Providers & Services)	587	157,950
Aon PLC (Insurance)	199	38,439
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,719	2,417,699
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,113	114,651
Aptiv PLC (Auto Components)	225	20,148
Archer-Daniels-Midland Co. (Food Products)	1,273	53,517
Arconic, Inc. (Aerospace & Defense)	889	24,421
Arthur J. Gallagher & Co. (Insurance)	143	13,044
Assurant, Inc. (Insurance)	143	18,028
AT&T, Inc. (Diversified Telecommunication Services)	16,725	643,745
Atmos Energy Corp. (Gas Utilities)	110	12,373
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	106	23,072
Avery Dennison Corp. (Containers & Packaging)	106	13,553
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	1,185	25,359
Ball Corp. (Containers & Packaging)	251	17,562
Bank of America Corp. (Banks)	19,173	599,540
Baxter International, Inc. (Health Care Equipment & Supplies)	665	51,006
BB&T Corp. (Banks)	1,753	92,997
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	225	57,600
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,333	495,949
Best Buy Co., Inc. (Specialty Retail)	532	38,214
Biogen, Inc.* (Biotechnology)	197	58,846
BlackRock, Inc. - Class A (Capital Markets)	271	125,121
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	49	100,389
BorgWarner, Inc. (Auto Components)	473	19,715
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	160	21,952
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,835	105,274
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	311	23,524
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	304	5,667
Cadence Design Systems, Inc.* (Software)	264	17,252
Campbell Soup Co. (Food Products)	389	18,015
Capital One Financial Corp. (Consumer Finance)	1,078	100,523
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	351	10,906
Cardinal Health, Inc. (Health Care Providers & Services)	680	33,626
CarMax, Inc.* (Specialty Retail)	210	19,566
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	916	39,287
Caterpillar, Inc. (Machinery)	1,285	177,073
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	766	41,019
CBS Corp. - Class B (Media)	750	27,030
CDW Corp. (Electronic Equipment, Instruments & Components)	193	24,687
Celanese Corp. (Chemicals)	130	15,750
Celgene Corp.* (Biotechnology)	860	92,906
Centene Corp.* (Health Care Providers & Services)	948	50,320
CenterPoint Energy, Inc. (Multi-Utilities)	1,151	33,460
CenturyLink, Inc. (Diversified Telecommunication Services)	2,257	29,206
CF Industries Holdings, Inc. (Chemicals)	287	13,015
Charter Communications, Inc.* - Class A (Media)	212	99,187
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,344	504,511
Chubb, Ltd. (Insurance)	1,040	158,517
Cigna Corp. (Health Care Providers & Services)	369	65,852
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	106	4,475
Cincinnati Financial Corp. (Insurance)	183	20,717
Citigroup, Inc. (Banks)	5,169	371,444
Citizens Financial Group, Inc. (Banks)	1,024	36,004
CME Group, Inc. (Capital Markets)	821	168,920

	Shares	Value
Common Stocks, continued
CMS Energy Corp. (Multi-Utilities)	288	$18,409
Cognizant Technology Solutions Corp. (IT Services)	1,260	76,784
Colgate-Palmolive Co. (Household Products)	847	58,104
Comcast Corp. - Class A (Media)	5,603	251,127
Comerica, Inc. (Banks)	185	12,103
ConAgra Foods, Inc. (Food Products)	1,115	30,161
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	205	13,842
Consolidated Edison, Inc. (Multi-Utilities)	756	69,718
Copart, Inc.* (Commercial Services & Supplies)	148	12,231
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,791	53,067
Corteva, Inc. (Chemicals)	1,716	45,268
Costco Wholesale Corp. (Food & Staples Retailing)	1,007	299,190
Coty, Inc. (Personal Products)	687	8,031
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	558	77,445
Cummins, Inc. (Machinery)	359	61,920
CVS Health Corp. (Health Care Providers & Services)	2,975	197,510
D.R. Horton, Inc. (Household Durables)	766	40,115
Danaher Corp. (Health Care Equipment & Supplies)	646	89,031
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	83	9,318
Deere & Co. (Machinery)	722	125,729
Delta Air Lines, Inc. (Airlines)	1,322	72,816
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	513	28,102
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	212	26,932
Discover Financial Services (Consumer Finance)	252	20,226
Discovery Communications, Inc.* - Class A (Media)	367	9,892
Discovery Communications, Inc.* - Class C (Media)	797	20,116
Dish Network Corp.* - Class A (Media)	556	19,115
Dollar Tree, Inc.* (Multiline Retail)	539	59,505
Dominion Resources, Inc. (Multi-Utilities)	999	82,467
Dover Corp. (Machinery)	336	34,907
Dow, Inc. (Chemicals)	1,701	85,883
DTE Energy Co. (Multi-Utilities)	419	53,347
Duke Energy Corp. (Electric Utilities)	1,666	157,037
Duke Realty Corp. (Equity Real Estate Investment Trusts)	274	9,628
DuPont de Nemours, Inc. (Chemicals)	1,709	112,641
DXC Technology Co. (IT Services)	602	16,657
E*TRADE Financial Corp. (Capital Markets)	226	9,445
Eastman Chemical Co. (Chemicals)	143	10,874
Eaton Corp. PLC (Electrical Equipment)	498	43,381
eBay, Inc. (Internet & Direct Marketing Retail)	1,122	39,551
Edison International (Electric Utilities)	821	51,641
Electronic Arts, Inc.* (Entertainment)	351	33,836
Emerson Electric Co. (Electrical Equipment)	1,401	98,280
Entergy Corp. (Electric Utilities)	458	55,638
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,330	92,182
Equifax, Inc. (Professional Services)	107	14,628
Equinix, Inc. (Equity Real Estate Investment Trusts)	77	43,642
Equity Residential (Equity Real Estate Investment Trusts)	252	22,342
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	39	12,758
Everest Re Group, Ltd. (Insurance)	94	24,166
Evergy, Inc. (Electric Utilities)	537	34,320
Eversource Energy (Electric Utilities)	336	28,137
Exelon Corp. (Electric Utilities)	2,226	101,261
Expedia, Inc. (Internet & Direct Marketing Retail)	124	16,946
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	104	11,676
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,260	287,848
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	83	11,289
FedEx Corp. (Air Freight & Logistics)	303	46,256
Fifth Third Bancorp (Banks)	1,676	48,738
First Horizon National Corp. (Banks)	1	14
FirstEnergy Corp. (Electric Utilities)	1,239	59,868
FleetCor Technologies, Inc.* (IT Services)	80	23,538
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	311	16,035
Flowserve Corp. (Machinery)	143	6,984
FMC Corp. (Chemicals)	168	15,372
Ford Motor Co. (Automobiles)	8,966	77,018
Fortive Corp. (Machinery)	676	46,644
Fortune Brands Home & Security, Inc. (Building Products)	320	19,216
Fox Corp. - Class A (Media)	437	14,001
Fox Corp. - Class B (Media)	200	6,248
Franklin Resources, Inc. (Capital Markets)	644	17,742
Freeport-McMoRan, Inc. (Metals & Mining)	1,836	18,030
Garmin, Ltd. (Household Durables)	126	11,813
General Dynamics Corp. (Aerospace & Defense)	536	94,765
General Electric Co. (Industrial Conglomerates)	19,981	199,409
General Mills, Inc. (Food Products)	1,378	70,085
General Motors Co. (Automobiles)	2,875	106,835
Genuine Parts Co. (Distributors)	336	34,467
Gilead Sciences, Inc. (Biotechnology)	2,900	184,759
Globe Life, Inc. (Insurance)	126	12,264
H & R Block, Inc. (Diversified Consumer Services)	181	4,523
Halliburton Co. (Energy Equipment & Services)	2,007	38,635
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	470	7,149
Harley-Davidson, Inc. (Automobiles)	362	14,085
Hartford Financial Services Group, Inc. (Insurance)	826	47,148
Hasbro, Inc. (Leisure Products)	115	11,191

	Shares	Value
Common Stocks, continued
Helmerich & Payne, Inc. (Energy Equipment & Services)	252	$9,450
Henry Schein, Inc.* (Health Care Providers & Services)	187	11,703
Hess Corp. (Oil, Gas & Consumable Fuels)	264	17,358
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,993	49,115
Hologic, Inc.* (Health Care Equipment & Supplies)	276	13,334
Honeywell International, Inc. (Industrial Conglomerates)	824	142,330
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	893	14,636
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,399	59,041
Huntington Bancshares, Inc. (Banks)	2,385	33,700
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	94	21,212
Illinois Tool Works, Inc. (Machinery)	405	68,275
Incyte Corp.* (Biotechnology)	212	17,791
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,347	189,206
International Business Machines Corp. (IT Services)	2,032	271,740
International Flavors & Fragrances, Inc. (Chemicals)	244	29,770
International Paper Co. (Containers & Packaging)	898	39,225
Invesco, Ltd. (Capital Markets)	885	14,886
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	82	11,011
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	113	16,319
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	659	21,615
J.B. Hunt Transport Services, Inc. (Road & Rail)	64	7,524
Jack Henry & Associates, Inc. (IT Services)	88	12,457
Jacobs Engineering Group, Inc. (Construction & Engineering)	311	29,104
Johnson & Johnson (Pharmaceuticals)	2,471	326,271
Johnson Controls International PLC (Building Products)	1,820	78,860
JPMorgan Chase & Co. (Banks)	7,319	914,289
Juniper Networks, Inc. (Communications Equipment)	798	19,806
Kansas City Southern Industries, Inc. (Road & Rail)	126	17,738
KeyCorp (Banks)	2,304	41,403
Kimberly-Clark Corp. (Household Products)	359	47,704
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	973	20,978
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,460	89,111
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	162	27,384
Kohl’s Corp. (Multiline Retail)	360	18,454
L Brands, Inc. (Specialty Retail)	543	9,253
L3Harris Technologies, Inc. (Aerospace & Defense)	244	50,340
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	225	37,073
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	332	89,985
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	343	21,211
Leggett & Platt, Inc. (Household Durables)	300	15,390
Lennar Corp. - Class A (Household Durables)	650	38,740
Lincoln National Corp. (Insurance)	458	25,868
Linde PLC (Chemicals)	406	80,530
LKQ Corp.* (Distributors)	710	24,133
Lockheed Martin Corp. (Aerospace & Defense)	225	84,753
Loews Corp. (Insurance)	597	29,253
Lowe’s Cos., Inc. (Specialty Retail)	954	106,476
LyondellBasell Industries N.V. - Class A (Chemicals)	592	53,102
M&T Bank Corp. (Banks)	305	47,742
Macy’s, Inc. (Multiline Retail)	418	6,337
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,506	96,309
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	375	47,411
Marsh & McLennan Cos., Inc. (Insurance)	429	44,453
Martin Marietta Materials, Inc. (Construction Materials)	63	16,500
Masco Corp. (Building Products)	350	16,188
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	248	14,548
McKesson Corp. (Health Care Providers & Services)	427	56,791
MetLife, Inc. (Insurance)	1,823	85,298
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	19	13,394
MGM Resorts International (Hotels, Restaurants & Leisure)	1,197	34,115
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	268	25,270
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,528	120,206
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	115	15,984
Mohawk Industries, Inc.* (Household Durables)	136	19,500
Molson Coors Brewing Co. - Class B (Beverages)	429	22,617
Mondelez International, Inc. - Class A (Food Products)	3,305	173,346
Moody’s Corp. (Capital Markets)	190	41,931
Morgan Stanley (Capital Markets)	2,874	132,347
Mylan N.V.* (Pharmaceuticals)	1,189	22,769
National Oilwell Varco, Inc. (Energy Equipment & Services)	888	20,087
Newell Rubbermaid, Inc. (Household Durables)	425	8,062
Newmont Mining Corp. (Metals & Mining)	1,877	74,572

	Shares	Value
Common Stocks, continued
News Corp. - Class A (Media)	890	$12,202
News Corp. - Class B (Media)	283	3,996
Nielsen Holdings PLC (Professional Services)	822	16,572
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,401	125,459
NiSource, Inc. (Multi-Utilities)	855	23,974
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,101	21,205
Nordstrom, Inc. (Multiline Retail)	123	4,416
Norfolk Southern Corp. (Road & Rail)	187	34,034
Northern Trust Corp. (Capital Markets)	232	23,126
Northrop Grumman Corp. (Aerospace & Defense)	359	126,540
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	489	24,822
Nucor Corp. (Metals & Mining)	695	37,426
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	659	132,472
NVR, Inc.* (Household Durables)	3	10,910
Omnicom Group, Inc. (Media)	498	38,441
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	406	28,351
Oracle Corp. (Software)	2,520	137,316
PACCAR, Inc. (Machinery)	792	60,240
Packaging Corp. of America (Containers & Packaging)	216	23,643
Parker-Hannifin Corp. (Machinery)	293	53,763
Paychex, Inc. (IT Services)	278	23,252
Pentair PLC (Machinery)	386	16,007
People’s United Financial, Inc. (Banks)	923	14,925
PepsiCo, Inc. (Beverages)	1,245	170,777
PerkinElmer, Inc. (Life Sciences Tools & Services)	124	10,659
Perrigo Co. PLC (Pharmaceuticals)	311	16,489
Philip Morris International, Inc. (Tobacco)	1,743	141,950
Phillips 66 (Oil, Gas & Consumable Fuels)	1,028	120,091
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	383	47,117
PNC Financial Services Group, Inc. (Banks)	1,018	149,341
PPG Industries, Inc. (Chemicals)	293	36,660
PPL Corp. (Electric Utilities)	1,656	55,459
Principal Financial Group, Inc. (Insurance)	594	31,708
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,447	126,989
Prudential Financial, Inc. (Insurance)	918	83,667
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,156	73,186
PulteGroup, Inc. (Household Durables)	592	23,230
PVH Corp. (Textiles, Apparel & Luxury Goods)	172	14,992
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	271	21,913
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,336	107,468
Quanta Services, Inc. (Construction & Engineering)	326	13,708
Quest Diagnostics, Inc. (Health Care Providers & Services)	311	31,489
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	118	11,335
Raymond James Financial, Inc. (Capital Markets)	284	23,711
Raytheon Co. (Aerospace & Defense)	359	76,183
Realty Income Corp. (Equity Real Estate Investment Trusts)	199	16,276
Regency Centers Corp. (Equity Real Estate Investment Trusts)	212	14,255
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	73	22,358
Regions Financial Corp. (Banks)	2,288	36,837
Republic Services, Inc. - Class A (Commercial Services & Supplies)	276	24,152
Robert Half International, Inc. (Professional Services)	143	8,190
Rockwell Automation, Inc. (Electrical Equipment)	130	22,359
Ross Stores, Inc. (Specialty Retail)	357	39,152
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	394	42,879
SBA Communications Corp. (Equity Real Estate Investment Trusts)	107	25,750
Schlumberger, Ltd. (Energy Equipment & Services)	3,168	103,562
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	197	11,432
Sealed Air Corp. (Containers & Packaging)	356	14,870
Sempra Energy (Multi-Utilities)	626	90,464
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	235	35,410
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	160	14,570
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	187	15,633
Snap-on, Inc. (Machinery)	126	20,496
Southwest Airlines Co. (Airlines)	1,110	62,304
Stanley Black & Decker, Inc. (Machinery)	350	52,966
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,339	113,226
State Street Corp. (Capital Markets)	851	56,226
Stryker Corp. (Health Care Equipment & Supplies)	300	64,881
SunTrust Banks, Inc. (Banks)	1,012	69,160
Symantec Corp. (Software)	1,305	29,858
Synchrony Financial (Consumer Finance)	1,397	49,412
Synopsys, Inc.* (Software)	148	20,091
Sysco Corp. (Food & Staples Retailing)	433	34,584
T. Rowe Price Group, Inc. (Capital Markets)	271	31,382
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	219	5,663
Target Corp. (Multiline Retail)	1,170	125,084
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	766	68,557
TechnipFMC PLC (Energy Equipment & Services)	965	19,039
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	730	86,133
Textron, Inc. (Aerospace & Defense)	525	24,197
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,524	25,984

	Shares	Value
Common Stocks, continued
The Allstate Corp. (Insurance)	752	$80,028
The Bank of New York Mellon Corp. (Capital Markets)	1,962	91,724
The Charles Schwab Corp. (Capital Markets)	1,278	52,027
The Coca-Cola Co. (Beverages)	4,232	230,347
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	64	18,624
The Estee Lauder Cos., Inc. - Class A (Personal Products)	162	30,176
The Gap, Inc. (Specialty Retail)	496	8,065
The Goldman Sachs Group, Inc. (Capital Markets)	740	157,900
The Hershey Co. (Food Products)	130	19,093
The Home Depot, Inc. (Specialty Retail)	1,355	317,856
The Interpublic Group of Cos., Inc. (Media)	891	19,379
The JM Smucker Co. - Class A (Food Products)	259	27,371
The Kraft Heinz Co. (Food Products)	1,427	46,135
The Kroger Co. (Food & Staples Retailing)	1,834	45,190
The Macerich Co. (Equity Real Estate Investment Trusts)	254	6,985
The Mosaic Co. (Chemicals)	440	8,747
The Nasdaq OMX Group, Inc. (Capital Markets)	80	7,982
The Procter & Gamble Co. (Household Products)	2,520	313,765
The Progressive Corp. (Insurance)	626	43,632
The Sherwin-Williams Co. (Chemicals)	71	40,635
The Southern Co. (Electric Utilities)	2,392	149,883
The Travelers Cos., Inc. (Insurance)	597	78,243
The Walt Disney Co. (Entertainment)	1,811	235,285
The Western Union Co. (IT Services)	568	14,234
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,776	61,933
Tiffany & Co. (Specialty Retail)	136	16,933
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	539	44,554
TripAdvisor, Inc.* (Interactive Media & Services)	78	3,151
Tyson Foods, Inc. - Class A (Food Products)	673	55,718
UDR, Inc. (Equity Real Estate Investment Trusts)	302	15,176
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	154	3,180
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	160	2,960
United Continental Holdings, Inc.* (Airlines)	505	45,874
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	799	92,021
United Rentals, Inc.* (Trading Companies & Distributors)	83	11,086
United Technologies Corp. (Aerospace & Defense)	966	138,699
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,168	547,853
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	80	10,997
Unum Group (Insurance)	482	13,274
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	949	92,034
Ventas, Inc. (Equity Real Estate Investment Trusts)	851	55,400
Verisk Analytics, Inc. - Class A (Professional Services)	115	16,640
Viacom, Inc. - Class B (Entertainment)	812	17,507
Vornado Realty Trust (Equity Real Estate Investment Trusts)	178	11,682
Vulcan Materials Co. (Construction Materials)	160	22,860
Wabtec Corp. (Machinery)	225	15,608
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,734	94,989
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,251	381,212
Waters Corp.* (Life Sciences Tools & Services)	63	13,332
WEC Energy Group, Inc. (Multi-Utilities)	374	35,306
Wells Fargo & Co. (Banks)	9,173	473,602
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	676	34,915
WestRock Co. (Containers & Packaging)	591	22,086
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,709	49,920
Whirlpool Corp. (Household Durables)	143	21,753
Willis Towers Watson PLC (Insurance)	293	54,762
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	217	26,331
Xcel Energy, Inc. (Electric Utilities)	661	41,980
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	439	14,895
Zions Bancorp (Banks)	405	19,630
Zoetis, Inc. (Pharmaceuticals)	488	62,425
TOTAL COMMON STOCKS (Cost $24,365,138)		26,984,658

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $73,003	$73,000	$73,000
TOTAL REPURCHASE AGREEMENTS (Cost $73,000)		73,000
TOTAL INVESTMENT SECURITIES (Cost $24,438,138) - 100.4%		27,057,658
Net other assets (liabilities) - (0.4)%		(106,890)

NET ASSETS - 100.0%		$26,950,768

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Value ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$641,110	2.4%
Air Freight & Logistics	161,801	0.6%
Airlines	228,097	0.8%
Auto Components	39,863	0.1%
Automobiles	197,938	0.7%
Banks	2,961,469	10.9%
Beverages	423,741	1.6%
Biotechnology	604,823	2.2%
Building Products	142,263	0.5%
Capital Markets	984,781	3.7%
Chemicals	563,007	2.1%
Commercial Services & Supplies	36,383	0.1%
Communications Equipment	19,806	0.1%
Construction & Engineering	42,812	0.2%
Construction Materials	39,360	0.1%
Consumer Finance	261,639	1.0%
Containers & Packaging	149,151	0.6%
Distributors	58,600	0.2%
Diversified Consumer Services	4,523	NM
Diversified Financial Services	495,949	1.8%
Diversified Telecommunication Services	672,951	2.5%
Electric Utilities	854,325	3.2%
Electrical Equipment	164,020	0.6%
Electronic Equipment, Instruments & Components	216,198	0.8%
Energy Equipment & Services	216,132	0.8%
Entertainment	384,849	1.4%
Equity Real Estate Investment Trusts	748,224	2.8%
Food & Staples Retailing	855,164	3.2%
Food Products	493,441	1.8%
Gas Utilities	12,373	NM
Health Care Equipment & Supplies	343,266	1.3%
Health Care Providers & Services	1,231,048	4.6%
Hotels, Restaurants & Leisure	358,600	1.3%
Household Durables	189,513	0.7%
Household Products	419,573	1.6%
Independent Power and Renewable Electricity Producers	25,984	0.1%
Industrial Conglomerates	448,488	1.7%
Insurance	1,098,217	4.1%
Interactive Media & Services	3,151	NM
Internet & Direct Marketing Retail	156,886	0.6%
IT Services	584,773	2.2%
Leisure Products	11,191	NM
Life Sciences Tools & Services	79,156	0.3%
Machinery	740,612	2.7%
Media	520,734	1.9%
Metals & Mining	130,028	0.5%
Multiline Retail	213,796	0.8%
Multi-Utilities	480,331	1.8%
Oil, Gas & Consumable Fuels	1,482,034	5.5%
Personal Products	38,207	0.1%
Pharmaceuticals	665,487	2.5%
Professional Services	56,030	0.2%
Real Estate Management & Development	41,019	0.2%
Road & Rail	59,296	0.2%
Semiconductors & Semiconductor Equipment	985,072	3.7%
Software	204,517	0.8%
Specialty Retail	565,101	2.1%
Technology Hardware, Storage & Peripherals	2,587,097	9.6%
Textiles, Apparel & Luxury Goods	181,644	0.7%
Tobacco	333,651	1.2%
Trading Companies & Distributors	11,086	NM
Water Utilities	19,723	0.1%
Wireless Telecommunication Services	44,554	0.2%
Other **	(33,890)	(0.1)%
Total	$26,950,768	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (67.3%)
Aaron’s, Inc. (Specialty Retail)	179	$13,412
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	234	7,018
ACI Worldwide, Inc.* (Software)	309	9,700
Acuity Brands, Inc. (Electrical Equipment)	106	13,228
Adient PLC* (Auto Components)	230	4,874
Adtalem Global Education, Inc.* (Diversified Consumer Services)	145	4,318
AECOM Technology Corp.* (Construction & Engineering)	418	16,724
AGCO Corp. (Machinery)	168	12,884
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	180	4,232
Alleghany Corp.* (Insurance)	38	29,575
Allegheny Technologies, Inc.* (Metals & Mining)	334	7,017
ALLETE, Inc. (Electric Utilities)	137	11,790
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	441	4,825
AMC Networks, Inc.* - Class A (Media)	117	5,095
Amedisys, Inc.* (Health Care Providers & Services)	85	10,924
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	364	18,193
American Eagle Outfitters, Inc. (Specialty Retail)	420	6,460
American Financial Group, Inc. (Insurance)	198	20,600
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)(a)	684	4,405
Apergy Corp.* (Energy Equipment & Services)	205	5,159
AptarGroup, Inc. (Containers & Packaging)	170	20,085
Aqua America, Inc. (Water Utilities)	571	25,883
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	220	17,442
ASGN, Inc.* (Professional Services)	140	8,903
Ashland Global Holdings, Inc. (Chemicals)	160	12,379
Associated Banc-Corp. (Banks)	429	8,627
AutoNation, Inc.* (Specialty Retail)	156	7,933
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	126	5,549
Avis Budget Group, Inc.* (Road & Rail)	155	4,605
Avnet, Inc. (Electronic Equipment, Instruments & Components)	274	10,839
Axon Enterprise, Inc.* (Aerospace & Defense)	157	8,027
BancorpSouth Bank (Banks)	248	7,606
Bank of Hawaii Corp. (Banks)	108	9,429
Bank OZK (Banks)	320	8,979
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	338	4,631
Belden, Inc. (Electronic Equipment, Instruments & Components)	102	5,231
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	57	18,902
Bio-Techne Corp. (Life Sciences Tools & Services)	101	21,025
Black Hills Corp. (Multi-Utilities)	162	12,770
Blackbaud, Inc. (Software)	130	10,914
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	212	5,777
Brighthouse Financial, Inc.* (Insurance)	295	11,139
Brinker International, Inc. (Hotels, Restaurants & Leisure)	99	4,401
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	788	17,352
Brown & Brown, Inc. (Insurance)	618	23,286
Brunswick Corp. (Leisure Products)	227	13,220
Cable One, Inc. (Media)	13	17,231
Cabot Corp. (Chemicals)	153	6,669
CACI International, Inc.* - Class A (IT Services)	66	14,768
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,471	18,064
Camden Property Trust (Equity Real Estate Investment Trusts)	256	29,278
Cantel Medical Corp. (Health Care Equipment & Supplies)	97	7,070
Carlisle Cos., Inc. (Industrial Conglomerates)	150	22,841
Carpenter Technology Corp. (Metals & Mining)	126	6,177
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	118	11,828
Casey’s General Stores, Inc. (Food & Staples Retailing)	97	16,569
Catalent, Inc.* (Pharmaceuticals)	387	18,828
Cathay General Bancorp, Inc. (Banks)	201	7,150
CDK Global, Inc. (Software)	321	16,223
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	129	16,767
Chemed Corp. (Health Care Providers & Services)	42	16,544
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	2,985	4,000
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	94	12,219
Ciena Corp.* (Communications Equipment)	411	15,255
Cinemark Holdings, Inc. (Entertainment)	282	10,321
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	154	10,466
Clean Harbors, Inc.* (Commercial Services & Supplies)	136	11,215
CNO Financial Group, Inc. (Insurance)	413	6,463
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	496	4,181
Cognex Corp. (Electronic Equipment, Instruments & Components)	452	23,273
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	63	9,382
Colfax Corp.* (Machinery)	221	7,426
Commerce Bancshares, Inc. (Banks)	261	16,798
Commercial Metals Co. (Metals & Mining)	312	6,031
CommVault Systems, Inc.* (Software)	110	5,464
Compass Minerals International, Inc. (Metals & Mining)	90	5,083
Core Laboratories N.V. (Energy Equipment & Services)	117	5,153
Corecivic, Inc. (Equity Real Estate Investment Trusts)	315	4,807
CoreLogic, Inc.* (IT Services)	212	8,584

	Shares	Value
Common Stocks, continued
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	98	$11,515
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	296	8,773
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	388	15,570
Covetrus, Inc.* (Health Care Providers & Services)	258	2,558
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	64	9,952
Crane Co. (Machinery)	135	10,330
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	283	13,508
Cullen/Frost Bankers, Inc. (Banks)	151	13,602
Curtiss-Wright Corp. (Aerospace & Defense)	113	15,283
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	978	22,757
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	300	21,384
Dana Holding Corp. (Auto Components)	381	6,184
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	76	11,620
Delphi Technologies PLC (Auto Components)	231	2,821
Deluxe Corp. (Commercial Services & Supplies)	114	5,909
Dick’s Sporting Goods, Inc. (Specialty Retail)	174	6,774
Dillard’s, Inc. - Class A (Multiline Retail)(a)	27	1,862
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	109	29,606
Domtar Corp. (Paper & Forest Products)	166	6,041
Donaldson Co., Inc. (Machinery)	338	17,826
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	436	18,888
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	219	17,218
Dycom Industries, Inc.* (Construction & Engineering)	83	3,784
Eagle Materials, Inc. (Construction Materials)	111	10,139
East West Bancorp, Inc. (Banks)	385	16,524
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	99	13,261
Eaton Vance Corp. (Capital Markets)	299	13,634
Edgewell Personal Care Co.* (Personal Products)	143	5,005
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	173	7,745
EMCOR Group, Inc. (Construction & Engineering)	149	13,069
Encompass Health Corp. (Health Care Providers & Services)	261	16,709
Energizer Holdings, Inc. (Household Products)	170	7,223
EnerSys (Electrical Equipment)	112	7,488
EPR Properties (Equity Real Estate Investment Trusts)	205	15,947
EQT Corp. (Oil, Gas & Consumable Fuels)	676	7,260
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	540	7,517
Etsy, Inc.* (Internet & Direct Marketing Retail)	319	14,192
Evercore Partners, Inc. - Class A (Capital Markets)	106	7,806
Exelixis, Inc.* (Biotechnology)	802	12,391
F.N.B. Corp. (Banks)	860	10,372
FactSet Research Systems, Inc. (Capital Markets)	101	25,606
Fair Isaac Corp.* (Software)	76	23,107
Federated Investors, Inc. - Class B (Capital Markets)	254	8,113
First American Financial Corp. (Insurance)	297	18,349
First Financial Bankshares, Inc. (Banks)	359	11,948
First Horizon National Corp. (Banks)	827	13,207
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	335	14,107
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	201	10,410
FirstCash, Inc. (Consumer Finance)	114	9,621
Five Below, Inc.* (Specialty Retail)	147	18,390
Flowers Foods, Inc. (Food Products)	510	11,077
Fluor Corp. (Construction & Engineering)	370	5,961
Foot Locker, Inc. (Specialty Retail)	290	12,618
FTI Consulting, Inc.* (Professional Services)	99	10,778
Fulton Financial Corp. (Banks)	440	7,506
GATX Corp. (Trading Companies & Distributors)	95	7,557
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	150	16,654
Gentex Corp. (Auto Components)	674	18,905
Genworth Financial, Inc.* - Class A (Insurance)	1,332	5,701
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	203	10,631
Graco, Inc. (Machinery)	442	19,978
Graham Holdings Co. - Class B (Diversified Consumer Services)	12	7,556
Granite Construction, Inc. (Construction & Engineering)	124	2,919
Green Dot Corp.* - Class A (Consumer Finance)	126	3,634
Greif, Inc. - Class A (Containers & Packaging)	70	2,742
GrubHub, Inc.* (Internet & Direct Marketing Retail)	242	8,243
Haemonetics Corp.* (Health Care Equipment & Supplies)	134	16,178
Hancock Holding Co. (Banks)	240	9,360
Hawaiian Electric Industries, Inc. (Electric Utilities)	288	13,003
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	342	11,891
Healthcare Services Group, Inc. (Commercial Services & Supplies)	196	4,775
HealthEquity, Inc.* (Health Care Providers & Services)	187	10,620
Helen of Troy, Ltd.* (Household Durables)	66	9,884
Herman Miller, Inc. (Commercial Services & Supplies)	156	7,254

	Shares	Value
Common Stocks, continued
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	275	$12,870
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	177	18,530
HNI Corp. (Commercial Services & Supplies)	113	4,294
Home BancShares, Inc. (Banks)	412	7,614
Hubbell, Inc. (Electrical Equipment)	144	20,404
ICU Medical, Inc.* (Health Care Equipment & Supplies)	51	8,242
IDACORP, Inc. (Electric Utilities)	133	14,313
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	230	7,625
Ingevity Corp.* (Chemicals)	111	9,347
Ingredion, Inc. (Food Products)	177	13,983
Insperity, Inc. (Professional Services)	102	10,774
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	188	10,915
Interactive Brokers Group, Inc. - Class A (Capital Markets)	203	9,657
InterDigital, Inc. (Communications Equipment)	82	4,398
International Bancshares Corp. (Banks)	153	6,267
ITT, Inc. (Machinery)	233	13,852
j2 Global, Inc. (Software)	123	11,680
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	368	13,550
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	68	5,713
Janus Henderson Group PLC (Capital Markets)	421	9,738
JBG Smith Properties (Equity Real Estate Investment Trusts)	312	12,561
Jefferies Financial Group, Inc. (Diversified Financial Services)	669	12,490
JetBlue Airways Corp.* (Airlines)	784	15,131
John Wiley & Sons, Inc. - Class A (Media)	117	5,390
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	136	19,927
KAR Auction Services, Inc. (Commercial Services & Supplies)	353	8,776
KB Home (Household Durables)	226	8,066
KBR, Inc. (IT Services)	375	10,560
Kemper Corp. (Insurance)	166	11,932
Kennametal, Inc. (Machinery)	218	6,747
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	246	20,647
Kirby Corp.* (Marine)	159	12,586
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	325	11,850
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	228	18,242
Lancaster Colony Corp. (Food Products)	52	7,237
Landstar System, Inc. (Road & Rail)	105	11,881
Legg Mason, Inc. (Capital Markets)	216	8,048
LendingTree, Inc.* (Thrifts & Mortgage Finance)	20	7,197
Lennox International, Inc. (Building Products)	93	23,004
Liberty Property Trust (Equity Real Estate Investment Trusts)	418	24,691
Life Storage, Inc. (Equity Real Estate Investment Trusts)	123	13,397
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	50	5,441
Lincoln Electric Holdings, Inc. (Machinery)	164	14,689
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	65	11,412
LivaNova PLC* (Health Care Equipment & Supplies)	128	9,053
Live Nation Entertainment, Inc.* (Entertainment)	368	25,944
LiveRamp Holdings, Inc.* (IT Services)	179	6,997
LogMeIn, Inc. (Software)	131	8,604
Louisiana-Pacific Corp. (Paper & Forest Products)	327	9,558
Lumentum Holdings, Inc.* (Communications Equipment)	204	12,783
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	240	5,141
Manhattan Associates, Inc.* (Software)	170	12,742
ManpowerGroup, Inc. (Professional Services)	158	14,365
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	103	11,323
Masimo Corp.* (Health Care Equipment & Supplies)	130	18,953
MasTec, Inc.* (Construction & Engineering)	160	10,070
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	290	4,034
Mattel, Inc.* (Leisure Products)	915	10,925
MAXIMUS, Inc. (IT Services)	169	12,969
MDU Resources Group, Inc. (Multi-Utilities)	527	15,225
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,181	24,482
MEDNAX, Inc.* (Health Care Providers & Services)	223	4,897
Mercury General Corp. (Insurance)	72	3,460
Mercury Systems, Inc.* (Aerospace & Defense)	146	10,754
Meredith Corp. (Media)	106	3,996
Minerals Technologies, Inc. (Chemicals)	93	4,599
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	144	15,584
Molina Healthcare, Inc.* (Health Care Providers & Services)	166	19,528
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	106	15,892
MSA Safety, Inc. (Commercial Services & Supplies)	94	11,286
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	119	8,712
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	408	8,417
Murphy USA, Inc.* (Specialty Retail)	80	9,434
National Fuel Gas Co. (Gas Utilities)	228	10,331

	Shares	Value
Common Stocks, continued
National Instruments Corp. (Electronic Equipment, Instruments & Components)	314	$12,996
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	454	26,744
Navient Corp. (Consumer Finance)	537	7,394
NCR Corp.* (Technology Hardware, Storage & Peripherals)	319	9,318
Nektar Therapeutics* (Pharmaceuticals)	463	7,929
NetScout Systems, Inc.* (Communications Equipment)	177	4,287
New Jersey Resources Corp. (Gas Utilities)	238	10,377
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,237	14,411
NewMarket Corp. (Chemicals)	20	9,710
Nordson Corp. (Machinery)	135	21,169
NorthWestern Corp. (Multi-Utilities)	134	9,718
NOW, Inc.* (Trading Companies & Distributors)	288	3,036
Nu Skin Enterprises, Inc. - Class A (Personal Products)	147	6,553
NuVasive, Inc.* (Health Care Equipment & Supplies)	138	9,735
nVent Electric PLC (Electrical Equipment)	412	9,501
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	767	2,002
Oceaneering International, Inc.* (Energy Equipment & Services)	262	3,710
OGE Energy Corp. (Electric Utilities)	530	22,822
Old Dominion Freight Line, Inc. (Road & Rail)	169	30,771
Old Republic International Corp. (Insurance)	754	16,844
Olin Corp. (Chemicals)	435	7,978
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	145	9,263
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	573	25,234
ONE Gas, Inc. (Gas Utilities)	140	12,998
Oshkosh Corp. (Machinery)	181	15,454
Owens Corning (Building Products)	288	17,649
Owens-Illinois, Inc. (Containers & Packaging)	412	3,502
PacWest Bancorp (Banks)	313	11,578
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	58	3,396
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	635	14,764
Patterson Cos., Inc. (Health Care Providers & Services)	228	3,906
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	536	4,460
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	270	8,716
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	346	8,896
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	288	6,139
Penumbra, Inc.* (Health Care Equipment & Supplies)	85	13,257
Perspecta, Inc. (IT Services)	365	9,687
Pilgrim’s Pride Corp.* (Food Products)	139	4,220
Pinnacle Financial Partners, Inc. (Banks)	191	11,235
Plantronics, Inc. (Communications Equipment)	86	3,390
PNM Resources, Inc. (Electric Utilities)	211	11,004
Polaris Industries, Inc. (Leisure Products)	152	14,995
PolyOne Corp. (Chemicals)	203	6,506
Pool Corp. (Distributors)	106	21,984
Post Holdings, Inc.* (Food Products)	182	18,728
Potlatch Corp. (Equity Real Estate Investment Trusts)	178	7,560
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	166	16,220
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	133	4,716
Primerica, Inc. (Insurance)	111	14,006
Prosperity Bancshares, Inc. (Banks)	251	17,324
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	53	9,569
PTC, Inc.* (Software)	274	18,333
Rayonier, Inc. (Equity Real Estate Investment Trusts)	343	9,254
Regal Beloit Corp. (Electrical Equipment)	111	8,220
Reinsurance Group of America, Inc. (Insurance)	166	26,970
Reliance Steel & Aluminum Co. (Metals & Mining)	176	20,423
RenaissanceRe Holdings, Ltd. (Insurance)	117	21,900
Repligen Corp.* (Biotechnology)	123	9,777
Resideo Technologies, Inc.* (Building Products)	325	3,097
Royal Gold, Inc. (Metals & Mining)	174	20,087
RPM International, Inc. (Chemicals)	343	24,842
Ryder System, Inc. (Road & Rail)	141	6,857
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	502	12,349
Sabre Corp. (IT Services)	724	16,999
Sally Beauty Holdings, Inc.* (Specialty Retail)	319	4,945
Sanderson Farms, Inc. (Food Products)	52	8,050
Science Applications International Corp. (IT Services)	130	10,741
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	143	3,431
SEI Investments Co. (Capital Markets)	336	20,133
Selective Insurance Group, Inc. (Insurance)	157	10,852
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	176	8,881
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	629	6,243
Sensient Technologies Corp. (Chemicals)	112	7,007
Service Corp. International (Diversified Consumer Services)	483	21,967
Service Properties Trust (Equity Real Estate Investment Trusts)	435	11,006
Signature Bank (Banks)	145	17,156
Silgan Holdings, Inc. (Containers & Packaging)	206	6,339
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	115	12,218

	Shares	Value
Common Stocks, continued
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	208	$8,776
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	354	13,230
SLM Corp. (Consumer Finance)	1,129	9,529
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	127	10,790
Sonoco Products Co. (Containers & Packaging)	265	15,291
Southwest Gas Corp. (Gas Utilities)	144	12,571
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,433	2,938
Spire, Inc. (Gas Utilities)	134	11,264
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	239	11,912
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	313	6,075
Steel Dynamics, Inc. (Metals & Mining)	581	17,639
Stericycle, Inc.* (Commercial Services & Supplies)	241	13,881
STERIS PLC (Health Care Equipment & Supplies)	224	31,712
Sterling Bancorp (Banks)	543	10,670
Stifel Financial Corp. (Capital Markets)	184	10,300
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	87	3,664
Syneos Health, Inc.* (Life Sciences Tools & Services)	164	8,225
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	108	12,716
Synovus Financial Corp. (Banks)	408	13,819
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)(a)	248	3,998
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	162	5,796
TCF Financial Corp. (Banks)	406	16,074
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	94	11,421
TEGNA, Inc. (Media)	573	8,612
Teledyne Technologies, Inc.* (Aerospace & Defense)	96	31,643
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	258	6,731
Tempur Sealy International, Inc.* (Household Durables)	122	11,096
Tenet Healthcare Corp.* (Health Care Providers & Services)	274	6,943
Teradata Corp.* (IT Services)	302	9,039
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	450	27,548
Terex Corp. (Machinery)	173	4,766
Tetra Tech, Inc. (Commercial Services & Supplies)	145	12,682
Texas Capital Bancshares, Inc.* (Banks)	133	7,190
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	173	9,775
The Boston Beer Co., Inc.* - Class A (Beverages)	24	8,987
The Brink’s Co. (Commercial Services & Supplies)	132	11,215
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	109	4,555
The Chemours Co. (Chemicals)	433	7,106
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	321	4,886
The Goodyear Tire & Rubber Co. (Auto Components)	615	9,760
The Hain Celestial Group, Inc.* (Food Products)	212	5,012
The Hanover Insurance Group, Inc. (Insurance)	105	13,830
The New York Times Co. - Class A (Media)	380	11,742
The Scotts Miracle-Gro Co. - Class A (Chemicals)	104	10,441
The Timken Co. (Machinery)	181	8,869
The Toro Co. (Machinery)	282	21,752
The Wendy’s Co. (Hotels, Restaurants & Leisure)	488	10,336
Thor Industries, Inc. (Automobiles)	146	9,236
Toll Brothers, Inc. (Household Durables)	342	13,601
Tootsie Roll Industries, Inc. (Food Products)	45	1,543
Transocean, Ltd.* (Energy Equipment & Services)	1,522	7,229
TreeHouse Foods, Inc.* (Food Products)	149	8,049
Trex Co., Inc.* (Building Products)	155	13,623
TRI Pointe Group, Inc.* (Household Durables)	377	5,934
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	667	26,573
Trinity Industries, Inc. (Machinery)	271	5,360
Trustmark Corp. (Banks)	170	5,834
Tyler Technologies, Inc.* (Software)	102	27,388
UGI Corp. (Gas Utilities)	553	26,362
UMB Financial Corp. (Banks)	114	7,440
Umpqua Holdings Corp. (Banks)	583	9,223
United Bankshares, Inc. (Banks)	270	10,676
United States Steel Corp. (Metals & Mining)(a)	452	5,203
United Therapeutics Corp.* (Biotechnology)	116	10,421
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	511	3,536
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	112	22,420
Urban Edge Properties (Equity Real Estate Investment Trusts)	305	6,439
Urban Outfitters, Inc.* (Specialty Retail)	187	5,367
Valley National Bancorp (Banks)	878	10,167
Valmont Industries, Inc. (Construction & Engineering)	57	7,820
Valvoline, Inc. (Chemicals)	498	10,627
ViaSat, Inc.* (Communications Equipment)	153	10,533
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	350	7,053
Visteon Corp.* (Auto Components)	74	6,883
W.R. Berkley Corp. (Insurance)	383	26,772
Washington Federal, Inc. (Thrifts & Mortgage Finance)	210	7,657

	Shares	Value
Common Stocks, continued
Watsco, Inc. (Trading Companies & Distributors)	86	$15,162
Webster Financial Corp. (Banks)	244	10,760
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	320	10,154
Werner Enterprises, Inc. (Road & Rail)	117	4,271
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	195	28,049
WEX, Inc.* (IT Services)	115	21,755
Williams-Sonoma, Inc. (Specialty Retail)	207	13,825
Wintrust Financial Corp. (Banks)	150	9,573
Woodward, Inc. (Machinery)	149	15,892
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	173	7,226
World Wrestling Entertainment, Inc. - Class A (Entertainment)	126	7,061
Worthington Industries, Inc. (Metals & Mining)	98	3,607
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,118	11,158
WW International, Inc.* (Diversified Consumer Services)	123	4,289
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	244	11,324
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	255	13,762
XPO Logistics, Inc.* (Air Freight & Logistics)	244	18,642
Yelp, Inc.* (Interactive Media & Services)	171	5,901
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	143	34,015
TOTAL COMMON STOCKS (Cost $2,623,632)		4,629,191

	Principal Amount	Value
Repurchase Agreements(b)(c) (31.3%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $2,149,096	$2,149,000	$2,149,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,149,000)		2,149,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	4,087	$4,087
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	5,133	5,133
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	16,774	16,774
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $25,994)		25,994
TOTAL INVESTMENT SECURITIES (Cost $4,798,626) - 99.0%		6,804,185
Net other assets (liabilities) - 1.0%		71,432
NET ASSETS - 100.0%		$6,875,617

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $23,758.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $319,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	6	12/23/19	$1,172,760	$(7,152)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/19	2.11%	$788,200	$(6,018)
S&P MidCap 400	UBS AG	11/27/19	2.01%	248,674	(1,897)
				$1,036,874	$(7,915)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$65,707	1.0%
Air Freight & Logistics	18,642	0.3%
Airlines	15,131	0.2%
Auto Components	49,427	0.7%
Automobiles	9,236	0.1%
Banks	323,708	4.7%
Beverages	8,987	0.1%
Biotechnology	38,030	0.6%
Building Products	57,373	0.8%
Capital Markets	113,035	1.6%
Chemicals	117,212	1.7%
Commercial Services & Supplies	91,287	1.3%
Communications Equipment	50,646	0.7%
Construction & Engineering	60,347	0.9%
Construction Materials	10,139	0.1%
Consumer Finance	30,178	0.4%
Containers & Packaging	47,959	0.7%
Distributors	21,984	0.3%
Diversified Consumer Services	38,130	0.6%
Diversified Financial Services	12,490	0.2%
Electric Utilities	72,932	1.1%
Electrical Equipment	58,841	0.9%
Electronic Equipment, Instruments & Components	203,528	3.0%
Energy Equipment & Services	25,711	0.4%
Entertainment	43,326	0.6%
Equity Real Estate Investment Trusts	515,571	7.6%
Food & Staples Retailing	22,644	0.3%
Food Products	77,899	1.1%
Gas Utilities	83,902	1.2%
Health Care Equipment & Supplies	187,874	2.7%
Health Care Providers & Services	99,647	1.4%
Health Care Technology	4,825	0.1%
Hotels, Restaurants & Leisure	193,511	2.8%
Household Durables	48,581	0.7%
Household Products	7,223	0.1%
Industrial Conglomerates	22,841	0.3%
Insurance	261,679	3.8%
Interactive Media & Services	5,901	0.1%
Internet & Direct Marketing Retail	22,435	0.3%
IT Services	122,099	1.8%
Leisure Products	39,140	0.6%
Life Sciences Tools & Services	81,139	1.2%
Machinery	196,994	2.9%
Marine	12,586	0.2%
Media	52,066	0.8%
Metals & Mining	91,267	1.3%
Multiline Retail	11,125	0.2%
Multi-Utilities	37,713	0.5%
Oil, Gas & Consumable Fuels	71,853	1.0%
Paper & Forest Products	15,599	0.2%
Personal Products	11,558	0.2%
Pharmaceuticals	31,473	0.5%
Professional Services	44,820	0.7%
Real Estate Management & Development	19,927	0.3%
Road & Rail	86,889	1.3%
Semiconductors & Semiconductor Equipment	174,138	2.5%
Software	144,155	2.1%
Specialty Retail	103,789	1.5%
Technology Hardware, Storage & Peripherals	9,318	0.1%
Textiles, Apparel & Luxury Goods	36,678	0.5%
Thrifts & Mortgage Finance	29,265	0.4%
Trading Companies & Distributors	34,467	0.5%
Water Utilities	25,883	0.4%
Wireless Telecommunication Services	6,731	0.1%
Other **	2,246,426	32.7%
Total	$6,875,617	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (100.2%)
Aaron’s, Inc. (Specialty Retail)	320	$23,978
ACI Worldwide, Inc.* (Software)	1,041	32,677
Adtalem Global Education, Inc.* (Diversified Consumer Services)	490	14,592
Allegheny Technologies, Inc.* (Metals & Mining)	1,124	23,615
AMC Networks, Inc.* - Class A (Media)	193	8,405
Amedisys, Inc.* (Health Care Providers & Services)	286	36,757
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,225	61,226
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)(a)	575	3,703
Apergy Corp.* (Energy Equipment & Services)	353	8,885
AptarGroup, Inc. (Containers & Packaging)	315	37,217
Aqua America, Inc. (Water Utilities)	885	40,117
ASGN, Inc.* (Professional Services)	471	29,951
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	426	18,761
Axon Enterprise, Inc.* (Aerospace & Defense)	528	26,997
BancorpSouth Bank (Banks)	401	12,299
Bank of Hawaii Corp. (Banks)	171	14,930
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	192	63,671
Bio-Techne Corp. (Life Sciences Tools & Services)	339	70,570
Black Hills Corp. (Multi-Utilities)	544	42,883
Blackbaud, Inc. (Software)	272	22,834
Brinker International, Inc. (Hotels, Restaurants & Leisure)	335	14,891
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,300	28,626
Brown & Brown, Inc. (Insurance)	2,083	78,488
Cable One, Inc. (Media)	28	37,110
Cabot Corp. (Chemicals)	288	12,554
Camden Property Trust (Equity Real Estate Investment Trusts)	509	58,214
Cantel Medical Corp. (Health Care Equipment & Supplies)	154	11,225
Carlisle Cos., Inc. (Industrial Conglomerates)	324	49,335
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	203	20,349
Catalent, Inc.* (Pharmaceuticals)	743	36,147
CDK Global, Inc. (Software)	443	22,389
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	243	31,585
Chemed Corp. (Health Care Providers & Services)	141	55,541
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	4,926	6,601
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	317	41,207
Ciena Corp.* (Communications Equipment)	1,382	51,300
Cinemark Holdings, Inc. (Entertainment)	427	15,628
Clean Harbors, Inc.* (Commercial Services & Supplies)	266	21,934
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,670	14,078
Cognex Corp. (Electronic Equipment, Instruments & Components)	746	38,412
Commerce Bancshares, Inc. (Banks)	564	36,299
CommVault Systems, Inc.* (Software)	370	18,378
Core Laboratories N.V. (Energy Equipment & Services)	221	9,733
Corecivic, Inc. (Equity Real Estate Investment Trusts)	509	7,767
CoreLogic, Inc.* (IT Services)	715	28,950
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	198	23,265
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	642	25,763
Covetrus, Inc.* (Health Care Providers & Services)	390	3,867
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	119	18,505
Crane Co. (Machinery)	268	20,507
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	953	45,487
Curtiss-Wright Corp. (Aerospace & Defense)	381	51,530
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,292	76,604
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,009	71,922
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	258	39,448
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	367	99,685
Donaldson Co., Inc. (Machinery)	739	38,975
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	764	33,096
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	434	34,121
Eagle Materials, Inc. (Construction Materials)	191	17,446
East West Bancorp, Inc. (Banks)	649	27,855
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	334	44,739
Eaton Vance Corp. (Capital Markets)	615	28,044
Edgewell Personal Care Co.* (Personal Products)	237	8,295
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	583	26,101
Encompass Health Corp. (Health Care Providers & Services)	880	56,338
Energizer Holdings, Inc. (Household Products)	291	12,365
EnerSys (Electrical Equipment)	253	16,916
EPR Properties (Equity Real Estate Investment Trusts)	456	35,472
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,818	25,307
Etsy, Inc.* (Internet & Direct Marketing Retail)	848	37,727
Evercore Partners, Inc. - Class A (Capital Markets)	160	11,782
Exelixis, Inc.* (Biotechnology)	1,377	21,275
F.N.B. Corp. (Banks)	1,331	16,052

	Shares	Value
Common Stocks, continued
FactSet Research Systems, Inc. (Capital Markets)	342	$86,704
Fair Isaac Corp.* (Software)	258	78,442
Federated Investors, Inc. - Class B (Capital Markets)	412	13,159
First Financial Bankshares, Inc. (Banks)	1,212	40,336
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	733	30,867
FirstCash, Inc. (Consumer Finance)	384	32,406
Five Below, Inc.* (Specialty Retail)	496	62,054
Flowers Foods, Inc. (Food Products)	858	18,636
Foot Locker, Inc. (Specialty Retail)	480	20,885
FTI Consulting, Inc.* (Professional Services)	160	17,419
GATX Corp. (Trading Companies & Distributors)	140	11,137
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	253	28,091
Gentex Corp. (Auto Components)	1,658	46,507
Genworth Financial, Inc.* - Class A (Insurance)	2,018	8,637
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	684	35,821
Graco, Inc. (Machinery)	878	39,686
Green Dot Corp.* - Class A (Consumer Finance)	425	12,257
Greif, Inc. - Class A (Containers & Packaging)	106	4,152
GrubHub, Inc.* (Internet & Direct Marketing Retail)	644	21,935
Haemonetics Corp.* (Health Care Equipment & Supplies)	452	54,570
Hawaiian Electric Industries, Inc. (Electric Utilities)	477	21,537
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	679	23,609
Healthcare Services Group, Inc. (Commercial Services & Supplies)	363	8,843
HealthEquity, Inc.* (Health Care Providers & Services)	631	35,834
Helen of Troy, Ltd.* (Household Durables)	224	33,546
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	444	20,779
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	595	62,291
Home BancShares, Inc. (Banks)	624	11,532
Hubbell, Inc. (Electrical Equipment)	296	41,943
ICU Medical, Inc.* (Health Care Equipment & Supplies)	173	27,959
IDACORP, Inc. (Electric Utilities)	257	27,658
Ingevity Corp.* (Chemicals)	212	17,853
Insperity, Inc. (Professional Services)	345	36,442
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	633	36,752
Interactive Brokers Group, Inc. - Class A (Capital Markets)	466	22,168
InterDigital, Inc. (Communications Equipment)	164	8,795
ITT, Inc. (Machinery)	785	46,668
j2 Global, Inc. (Software)	415	39,408
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	145	12,183
JBG Smith Properties (Equity Real Estate Investment Trusts)	738	29,712
John Wiley & Sons, Inc. - Class A (Media)	252	11,610
KAR Auction Services, Inc. (Commercial Services & Supplies)	832	20,684
KBR, Inc. (IT Services)	592	16,671
Kemper Corp. (Insurance)	239	17,179
Kennametal, Inc. (Machinery)	734	22,717
Kirby Corp.* (Marine)	241	19,078
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	452	36,165
Lancaster Colony Corp. (Food Products)	178	24,774
Landstar System, Inc. (Road & Rail)	227	25,685
LendingTree, Inc.* (Thrifts & Mortgage Finance)	68	24,470
Lennox International, Inc. (Building Products)	315	77,918
Liberty Property Trust (Equity Real Estate Investment Trusts)	774	45,720
Life Storage, Inc. (Equity Real Estate Investment Trusts)	417	45,420
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	170	18,498
Lincoln Electric Holdings, Inc. (Machinery)	291	26,065
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	220	38,625
LivaNova PLC* (Health Care Equipment & Supplies)	432	30,555
Live Nation Entertainment, Inc.* (Entertainment)	1,240	87,420
LiveRamp Holdings, Inc.* (IT Services)	603	23,571
Louisiana-Pacific Corp. (Paper & Forest Products)	474	13,855
Lumentum Holdings, Inc.* (Communications Equipment)	356	22,307
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	524	11,224
Manhattan Associates, Inc.* (Software)	395	29,605
Masimo Corp.* (Health Care Equipment & Supplies)	437	63,710
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	625	8,694
Mattel, Inc.* (Leisure Products)	1,509	18,017
MAXIMUS, Inc. (IT Services)	569	43,665
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,979	82,485
Mercury General Corp. (Insurance)	111	5,335
Mercury Systems, Inc.* (Aerospace & Defense)	296	21,803
Molina Healthcare, Inc.* (Health Care Providers & Services)	559	65,761
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	358	53,671
MSA Safety, Inc. (Commercial Services & Supplies)	317	38,061
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	212	15,520

	Shares	Value
Common Stocks, continued
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,374	$28,345
National Fuel Gas Co. (Gas Utilities)	770	34,889
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,058	43,791
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,531	90,192
NewMarket Corp. (Chemicals)	44	21,362
Nordson Corp. (Machinery)	196	30,735
NorthWestern Corp. (Multi-Utilities)	261	18,928
NOW, Inc.* (Trading Companies & Distributors)	433	4,564
NuVasive, Inc.* (Health Care Equipment & Supplies)	464	32,731
OGE Energy Corp. (Electric Utilities)	999	43,017
Old Dominion Freight Line, Inc. (Road & Rail)	383	69,736
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	487	31,110
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,931	85,042
ONE Gas, Inc. (Gas Utilities)	244	22,653
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	100	5,855
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,196	27,807
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	418	13,493
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	547	14,063
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	563	12,000
Penumbra, Inc.* (Health Care Equipment & Supplies)	285	44,451
Plantronics, Inc. (Communications Equipment)	168	6,623
Pool Corp. (Distributors)	356	73,834
Post Holdings, Inc.* (Food Products)	612	62,974
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	560	54,718
Primerica, Inc. (Insurance)	374	47,191
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	102	18,416
PTC, Inc.* (Software)	924	61,825
Rayonier, Inc. (Equity Real Estate Investment Trusts)	682	18,400
Regal Beloit Corp. (Electrical Equipment)	195	14,440
Repligen Corp.* (Biotechnology)	413	32,829
Royal Gold, Inc. (Metals & Mining)	375	43,290
RPM International, Inc. (Chemicals)	1,156	83,728
Sabre Corp. (IT Services)	2,440	57,291
Sally Beauty Holdings, Inc.* (Specialty Retail)	676	10,478
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	480	11,515
SEI Investments Co. (Capital Markets)	622	37,270
Selective Insurance Group, Inc. (Insurance)	344	23,777
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	593	29,923
Sensient Technologies Corp. (Chemicals)	178	11,136
Service Corp. International (Diversified Consumer Services)	1,626	73,951
Signature Bank (Banks)	292	34,549
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	386	41,009
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	329	13,881
SLM Corp. (Consumer Finance)	3,803	32,097
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	285	24,214
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,221	4,553
Spire, Inc. (Gas Utilities)	200	16,812
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	458	22,827
STERIS PLC (Health Care Equipment & Supplies)	754	106,743
Sterling Bancorp (Banks)	914	17,960
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	165	6,948
Syneos Health, Inc.* (Life Sciences Tools & Services)	322	16,148
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)(a)	350	5,642
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	322	11,521
Teledyne Technologies, Inc.* (Aerospace & Defense)	159	52,407
Tempur Sealy International, Inc.* (Household Durables)	230	20,919
Tenet Healthcare Corp.* (Health Care Providers & Services)	415	10,516
Teradata Corp.* (IT Services)	1,017	30,439
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	940	57,547
Tetra Tech, Inc. (Commercial Services & Supplies)	238	20,818
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	380	21,470
The Boston Beer Co., Inc.* - Class A (Beverages)	82	30,706
The Brink’s Co. (Commercial Services & Supplies)	237	20,136
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	184	7,689
The Chemours Co. (Chemicals)	1,458	23,925
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	453	6,895
The Hanover Insurance Group, Inc. (Insurance)	147	19,361
The New York Times Co. - Class A (Media)	1,282	39,614
The Scotts Miracle-Gro Co. - Class A (Chemicals)	225	22,588
The Toro Co. (Machinery)	581	44,813
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,646	34,862
Tootsie Roll Industries, Inc. (Food Products)	151	5,176
Transocean, Ltd.* (Energy Equipment & Services)	2,358	11,200
Trex Co., Inc.* (Building Products)	338	29,707

	Shares	Value
Common Stocks, continued
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,246	$89,481
Tyler Technologies, Inc.* (Software)	344	92,371
UGI Corp. (Gas Utilities)	1,863	88,809
UMB Financial Corp. (Banks)	385	25,125
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,720	11,902
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	250	50,045
Urban Edge Properties (Equity Real Estate Investment Trusts)	513	10,829
Urban Outfitters, Inc.* (Specialty Retail)	629	18,052
Valvoline, Inc. (Chemicals)	705	15,045
ViaSat, Inc.* (Communications Equipment)	257	17,692
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	636	20,180
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	658	94,647
WEX, Inc.* (IT Services)	385	72,835
Williams-Sonoma, Inc. (Specialty Retail)	362	24,178
Woodward, Inc. (Machinery)	503	53,650
World Wrestling Entertainment, Inc. - Class A (Entertainment)	425	23,817
WW International, Inc.* (Diversified Consumer Services)	415	14,471
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	535	24,829
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	860	46,414
XPO Logistics, Inc.* (Air Freight & Logistics)	345	26,358
Yelp, Inc.* (Interactive Media & Services)	577	19,912
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	482	114,653
TOTAL COMMON STOCKS (Cost $5,877,801)		7,914,409

Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(b)	3,280	3,280
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(b)	4,119	4,119
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(b)	13,461	13,461
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,860)		20,860

TOTAL INVESTMENT SECURITIES (Cost $5,898,661) - 100.5%		7,935,269
Net other assets (liabilities) - (0.5)%		(41,691)
NET ASSETS - 100.0%		$7,893,578

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $19,205.

(b)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$152,737	1.9%
Air Freight & Logistics	26,358	0.3%
Auto Components	46,507	0.6%
Banks	236,936	3.0%
Beverages	30,706	0.4%
Biotechnology	72,602	0.9%
Building Products	107,625	1.4%
Capital Markets	199,127	2.5%
Chemicals	208,191	2.6%
Commercial Services & Supplies	130,476	1.7%
Communications Equipment	106,717	1.4%
Construction Materials	17,446	0.2%
Consumer Finance	76,760	1.0%
Containers & Packaging	41,369	0.5%
Distributors	73,834	0.9%
Diversified Consumer Services	103,014	1.3%
Electric Utilities	92,212	1.2%
Electrical Equipment	73,299	0.9%
Electronic Equipment, Instruments & Components	324,962	4.1%
Energy Equipment & Services	29,818	0.4%
Entertainment	126,865	1.6%
Equity Real Estate Investment Trusts	1,059,786	13.3%
Food Products	111,561	1.4%
Gas Utilities	163,163	2.1%
Health Care Equipment & Supplies	620,216	7.8%
Health Care Providers & Services	264,614	3.4%
Hotels, Restaurants & Leisure	425,208	5.4%
Household Durables	54,465	0.7%
Household Products	12,365	0.2%
Industrial Conglomerates	49,335	0.6%
Insurance	199,968	2.5%
Interactive Media & Services	19,912	0.3%
Internet & Direct Marketing Retail	59,662	0.8%
IT Services	273,422	3.5%
Leisure Products	18,017	0.2%
Life Sciences Tools & Services	236,692	3.0%
Machinery	323,816	4.1%
Marine	19,078	0.2%
Media	96,739	1.2%
Metals & Mining	66,905	0.8%
Multiline Retail	31,110	0.4%
Multi-Utilities	61,811	0.8%
Oil, Gas & Consumable Fuels	104,774	1.3%
Paper & Forest Products	13,855	0.2%
Personal Products	8,295	0.1%
Pharmaceuticals	36,147	0.5%
Professional Services	83,812	1.1%
Road & Rail	123,512	1.6%
Semiconductors & Semiconductor Equipment	385,448	4.9%
Software	397,930	5.0%
Specialty Retail	159,625	2.0%
Textiles, Apparel & Luxury Goods	59,797	0.8%
Thrifts & Mortgage Finance	24,470	0.3%
Trading Companies & Distributors	31,221	0.4%
Water Utilities	40,117	0.5%
Other **	(20,831)	(0.2)%
Total	$7,893,578	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (100.1%)
Aaron’s, Inc. (Specialty Retail)	219	$16,410
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	610	18,293
Acuity Brands, Inc. (Electrical Equipment)	274	34,193
Adient PLC* (Auto Components)	599	12,693
AECOM Technology Corp.* (Construction & Engineering)	1,086	43,450
AGCO Corp. (Machinery)	437	33,514
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	467	10,979
Alleghany Corp.* (Insurance)	100	77,830
ALLETE, Inc. (Electric Utilities)	356	30,637
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,146	12,537
AMC Networks, Inc.* - Class A (Media)	155	6,750
American Eagle Outfitters, Inc. (Specialty Retail)	1,093	16,810
American Financial Group, Inc. (Insurance)	516	53,685
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)(a)	1,335	8,597
Apergy Corp.* (Energy Equipment & Services)	262	6,595
AptarGroup, Inc. (Containers & Packaging)	199	23,512
Aqua America, Inc. (Water Utilities)	803	36,400
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	573	45,426
Ashland Global Holdings, Inc. (Chemicals)	417	32,263
Associated Banc-Corp. (Banks)	1,118	22,483
AutoNation, Inc.* (Specialty Retail)	406	20,645
Avis Budget Group, Inc.* (Road & Rail)	404	12,003
Avnet, Inc. (Electronic Equipment, Instruments & Components)	715	28,285
BancorpSouth Bank (Banks)	336	10,305
Bank of Hawaii Corp. (Banks)	148	12,922
Bank OZK (Banks)	834	23,402
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	880	12,056
Belden, Inc. (Electronic Equipment, Instruments & Components)	267	13,692
Blackbaud, Inc. (Software)	129	10,830
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	552	15,042
Brighthouse Financial, Inc.* (Insurance)	766	28,924
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,046	23,033
Brunswick Corp. (Leisure Products)	592	34,478
Cable One, Inc. (Media)	13	17,230
Cabot Corp. (Chemicals)	176	7,672
CACI International, Inc.* - Class A (IT Services)	173	38,709
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	3,830	47,032
Camden Property Trust (Equity Real Estate Investment Trusts)	273	31,223
Cantel Medical Corp. (Health Care Equipment & Supplies)	134	9,767
Carlisle Cos., Inc. (Industrial Conglomerates)	140	21,318
Carpenter Technology Corp. (Metals & Mining)	328	16,079
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	150	15,036
Casey’s General Stores, Inc. (Food & Staples Retailing)	255	43,556
Catalent, Inc.* (Pharmaceuticals)	433	21,065
Cathay General Bancorp, Inc. (Banks)	523	18,603
CDK Global, Inc. (Software)	493	24,916
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	148	19,237
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	3,959	5,305
Cinemark Holdings, Inc. (Entertainment)	405	14,823
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	401	27,252
Clean Harbors, Inc.* (Commercial Services & Supplies)	148	12,204
CNO Financial Group, Inc. (Insurance)	1,075	16,824
Cognex Corp. (Electronic Equipment, Instruments & Components)	600	30,894
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	166	24,721
Colfax Corp.* (Machinery)	577	19,387
Commerce Bancshares, Inc. (Banks)	245	15,768
Commercial Metals Co. (Metals & Mining)	810	15,657
Compass Minerals International, Inc. (Metals & Mining)	234	13,216
Core Laboratories N.V. (Energy Equipment & Services)	135	5,945
Corecivic, Inc. (Equity Real Estate Investment Trusts)	425	6,486
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	103	12,103
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	771	22,852
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	517	20,747
Covetrus, Inc.* (Health Care Providers & Services)	366	3,629
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	75	11,663
Crane Co. (Machinery)	145	11,095
Cullen/Frost Bankers, Inc. (Banks)	395	35,582
Dana Holding Corp. (Auto Components)	990	16,068
Delphi Technologies PLC (Auto Components)	600	7,326
Deluxe Corp. (Commercial Services & Supplies)	296	15,342
Dick’s Sporting Goods, Inc. (Specialty Retail)	455	17,713
Dillard’s, Inc. - Class A (Multiline Retail)(a)	70	4,829
Domtar Corp. (Paper & Forest Products)	432	15,720
Donaldson Co., Inc. (Machinery)	307	16,191
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	545	23,609
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	234	18,397
Dycom Industries, Inc.* (Construction & Engineering)	218	9,939
Eagle Materials, Inc. (Construction Materials)	143	13,062
East West Bancorp, Inc. (Banks)	504	21,632

	Shares	Value
Common Stocks, continued
Eaton Vance Corp. (Capital Markets)	306	$13,954
Edgewell Personal Care Co.* (Personal Products)	191	6,685
EMCOR Group, Inc. (Construction & Engineering)	387	33,944
Energizer Holdings, Inc. (Household Products)	216	9,178
EnerSys (Electrical Equipment)	98	6,552
EPR Properties (Equity Real Estate Investment Trusts)	183	14,236
EQT Corp. (Oil, Gas & Consumable Fuels)	1,762	18,924
Etsy, Inc.* (Internet & Direct Marketing Retail)	176	7,830
Evercore Partners, Inc. - Class A (Capital Markets)	150	11,046
Exelixis, Inc.* (Biotechnology)	1,022	15,790
F.N.B. Corp. (Banks)	1,209	14,581
Federated Investors, Inc. - Class B (Capital Markets)	344	10,987
First American Financial Corp. (Insurance)	771	47,632
First Horizon National Corp. (Banks)	2,151	34,351
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	12,886
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	523	27,086
Flowers Foods, Inc. (Food Products)	663	14,400
Fluor Corp. (Construction & Engineering)	962	15,498
Foot Locker, Inc. (Specialty Retail)	386	16,795
FTI Consulting, Inc.* (Professional Services)	134	14,589
Fulton Financial Corp. (Banks)	1,146	19,551
GATX Corp. (Trading Companies & Distributors)	138	10,978
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	195	21,651
Gentex Corp. (Auto Components)	475	13,324
Genworth Financial, Inc.* - Class A (Insurance)	1,908	8,166
Graco, Inc. (Machinery)	474	21,425
Graham Holdings Co. - Class B (Diversified Consumer Services)	31	19,519
Granite Construction, Inc. (Construction & Engineering)	322	7,580
Greif, Inc. - Class A (Containers & Packaging)	100	3,917
GrubHub, Inc.* (Internet & Direct Marketing Retail)	132	4,496
Hancock Holding Co. (Banks)	623	24,297
Hawaiian Electric Industries, Inc. (Electric Utilities)	385	17,383
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	366	12,726
Healthcare Services Group, Inc. (Commercial Services & Supplies)	228	5,554
Herman Miller, Inc. (Commercial Services & Supplies)	406	18,879
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	372	17,410
HNI Corp. (Commercial Services & Supplies)	295	11,210
Home BancShares, Inc. (Banks)	588	10,866
Hubbell, Inc. (Electrical Equipment)	147	20,830
IDACORP, Inc. (Electric Utilities)	148	15,928
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	599	19,857
Ingevity Corp.* (Chemicals)	124	10,442
Ingredion, Inc. (Food Products)	461	36,420
Interactive Brokers Group, Inc. - Class A (Capital Markets)	168	7,992
InterDigital, Inc. (Communications Equipment)	89	4,773
International Bancshares Corp. (Banks)	398	16,302
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	960	35,347
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	65	5,461
Janus Henderson Group PLC (Capital Markets)	1,097	25,374
JBG Smith Properties (Equity Real Estate Investment Trusts)	245	9,864
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,740	32,486
JetBlue Airways Corp.* (Airlines)	2,043	39,430
John Wiley & Sons, Inc. - Class A (Media)	110	5,068
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	356	52,161
KAR Auction Services, Inc. (Commercial Services & Supplies)	277	6,886
KB Home (Household Durables)	590	21,057
KBR, Inc. (IT Services)	518	14,587
Kemper Corp. (Insurance)	247	17,754
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	643	53,966
Kirby Corp.* (Marine)	227	17,969
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	845	30,808
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	243	19,442
Landstar System, Inc. (Road & Rail)	100	11,315
Legg Mason, Inc. (Capital Markets)	562	20,940
Liberty Property Trust (Equity Real Estate Investment Trusts)	488	28,826
Lincoln Electric Holdings, Inc. (Machinery)	201	18,004
LogMeIn, Inc. (Software)	341	22,397
Louisiana-Pacific Corp. (Paper & Forest Products)	486	14,206
Lumentum Holdings, Inc.* (Communications Equipment)	255	15,979
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	217	4,648
Manhattan Associates, Inc.* (Software)	138	10,343
ManpowerGroup, Inc. (Professional Services)	411	37,368
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	267	29,351
MasTec, Inc.* (Construction & Engineering)	416	26,183
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	271	3,770
Mattel, Inc.* (Leisure Products)	1,213	14,483
MDU Resources Group, Inc. (Multi-Utilities)	1,375	39,724

	Shares	Value
Common Stocks, continued
MEDNAX, Inc.* (Health Care Providers & Services)	582	$12,781
Mercury General Corp. (Insurance)	102	4,902
Mercury Systems, Inc.* (Aerospace & Defense)	154	11,344
Meredith Corp. (Media)	275	10,368
Minerals Technologies, Inc. (Chemicals)	243	12,016
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	376	40,690
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	147	10,762
Murphy USA, Inc.* (Specialty Retail)	206	24,293
Navient Corp. (Consumer Finance)	1,399	19,264
NCR Corp.* (Technology Hardware, Storage & Peripherals)	831	24,274
Nektar Therapeutics* (Pharmaceuticals)	1,205	20,636
NetScout Systems, Inc.* (Communications Equipment)	460	11,141
New Jersey Resources Corp. (Gas Utilities)	622	27,119
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,223	37,548
NewMarket Corp. (Chemicals)	18	8,739
Nordson Corp. (Machinery)	201	31,519
NorthWestern Corp. (Multi-Utilities)	147	10,660
NOW, Inc.* (Trading Companies & Distributors)	410	4,321
Nu Skin Enterprises, Inc. - Class A (Personal Products)	383	17,074
nVent Electric PLC (Electrical Equipment)	1,072	24,720
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,994	5,204
Oceaneering International, Inc.* (Energy Equipment & Services)	681	9,643
OGE Energy Corp. (Electric Utilities)	607	26,137
Old Dominion Freight Line, Inc. (Road & Rail)	145	26,402
Old Republic International Corp. (Insurance)	1,965	43,898
Olin Corp. (Chemicals)	1,131	20,743
ONE Gas, Inc. (Gas Utilities)	174	16,154
Oshkosh Corp. (Machinery)	474	40,470
Owens Corning (Building Products)	750	45,960
Owens-Illinois, Inc. (Containers & Packaging)	1,070	9,095
PacWest Bancorp (Banks)	814	30,110
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	74	4,333
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	727	16,903
Patterson Cos., Inc. (Health Care Providers & Services)	591	10,124
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,394	11,598
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	380	12,266
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	479	12,315
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	314	6,693
Perspecta, Inc. (IT Services)	952	25,266
Pilgrim’s Pride Corp.* (Food Products)	362	10,990
Pinnacle Financial Partners, Inc. (Banks)	498	29,292
Plantronics, Inc. (Communications Equipment)	94	3,705
PNM Resources, Inc. (Electric Utilities)	547	28,526
Polaris Industries, Inc. (Leisure Products)	397	39,164
PolyOne Corp. (Chemicals)	530	16,987
Potlatch Corp. (Equity Real Estate Investment Trusts)	463	19,664
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	346	12,269
Prosperity Bancshares, Inc. (Banks)	653	45,069
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	60	10,833
Rayonier, Inc. (Equity Real Estate Investment Trusts)	366	9,875
Regal Beloit Corp. (Electrical Equipment)	139	10,293
Reinsurance Group of America, Inc. (Insurance)	433	70,350
Reliance Steel & Aluminum Co. (Metals & Mining)	461	53,494
RenaissanceRe Holdings, Ltd. (Insurance)	306	57,277
Resideo Technologies, Inc.* (Building Products)	843	8,034
Royal Gold, Inc. (Metals & Mining)	162	18,701
Ryder System, Inc. (Road & Rail)	366	17,799
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,307	32,151
Sally Beauty Holdings, Inc.* (Specialty Retail)	306	4,743
Sanderson Farms, Inc. (Food Products)	135	20,899
Science Applications International Corp. (IT Services)	337	27,843
SEI Investments Co. (Capital Markets)	395	23,668
Selective Insurance Group, Inc. (Insurance)	145	10,022
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,638	16,257
Sensient Technologies Corp. (Chemicals)	154	9,634
Service Properties Trust (Equity Real Estate Investment Trusts)	1,132	28,640
Signature Bank (Banks)	150	17,748
Silgan Holdings, Inc. (Containers & Packaging)	535	16,462
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	287	12,109
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	921	34,418
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	111	9,431
Sonoco Products Co. (Containers & Packaging)	690	39,813
Southwest Gas Corp. (Gas Utilities)	376	32,825
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,009	4,118
Spire, Inc. (Gas Utilities)	196	16,476
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	267	13,307
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	814	15,800
Steel Dynamics, Inc. (Metals & Mining)	1,514	45,965

	Shares	Value
Common Stocks, continued
Stericycle, Inc.* (Commercial Services & Supplies)	626	$36,057
Sterling Bancorp (Banks)	706	13,873
Stifel Financial Corp. (Capital Markets)	479	26,814
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	100	4,211
Syneos Health, Inc.* (Life Sciences Tools & Services)	180	9,027
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	282	33,203
Synovus Financial Corp. (Banks)	1,063	36,004
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)(a)	373	6,013
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	174	6,226
TCF Financial Corp. (Banks)	1,059	41,926
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	247	30,011
TEGNA, Inc. (Media)	1,493	22,440
Teledyne Technologies, Inc.* (Aerospace & Defense)	128	42,188
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	672	17,532
Tempur Sealy International, Inc.* (Household Durables)	140	12,733
Tenet Healthcare Corp.* (Health Care Providers & Services)	390	9,883
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	445	27,243
Terex Corp. (Machinery)	452	12,453
Tetra Tech, Inc. (Commercial Services & Supplies)	192	16,794
Texas Capital Bancshares, Inc.* (Banks)	346	18,705
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	158	8,927
The Brink’s Co. (Commercial Services & Supplies)	162	13,764
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	140	5,851
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	483	7,351
The Goodyear Tire & Rubber Co. (Auto Components)	1,601	25,407
The Hain Celestial Group, Inc.* (Food Products)	554	13,097
The Hanover Insurance Group, Inc. (Insurance)	158	20,810
The Scotts Miracle-Gro Co. - Class A (Chemicals)	99	9,939
The Timken Co. (Machinery)	472	23,128
The Toro Co. (Machinery)	287	22,136
Thor Industries, Inc. (Automobiles)	381	24,102
Toll Brothers, Inc. (Household Durables)	891	35,435
Transocean, Ltd.* (Energy Equipment & Services)	2,139	10,160
TreeHouse Foods, Inc.* (Food Products)	387	20,906
Trex Co., Inc.* (Building Products)	142	12,480
TRI Pointe Group, Inc.* (Household Durables)	980	15,425
Trinity Industries, Inc. (Machinery)	705	13,945
Trustmark Corp. (Banks)	445	15,272
Umpqua Holdings Corp. (Banks)	1,516	23,983
United Bankshares, Inc. (Banks)	702	27,757
United States Steel Corp. (Metals & Mining)(a)	1,176	13,536
United Therapeutics Corp.* (Biotechnology)	302	27,132
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	100	20,018
Urban Edge Properties (Equity Real Estate Investment Trusts)	397	8,381
Valley National Bancorp (Banks)	2,286	26,472
Valmont Industries, Inc. (Construction & Engineering)	148	20,304
Valvoline, Inc. (Chemicals)	751	16,026
ViaSat, Inc.* (Communications Equipment)	199	13,699
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	912	18,377
Visteon Corp.* (Auto Components)	193	17,953
W.R. Berkley Corp. (Insurance)	998	69,760
Washington Federal, Inc. (Thrifts & Mortgage Finance)	547	19,944
Watsco, Inc. (Trading Companies & Distributors)	226	39,844
Webster Financial Corp. (Banks)	635	28,004
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	341	10,820
Werner Enterprises, Inc. (Road & Rail)	306	11,169
Williams-Sonoma, Inc. (Specialty Retail)	259	17,299
Wintrust Financial Corp. (Banks)	392	25,017
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	451	18,838
Worthington Industries, Inc. (Metals & Mining)	255	9,387
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,912	29,063
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	224	10,396
XPO Logistics, Inc.* (Air Freight & Logistics)	367	28,039
TOTAL COMMON STOCKS (Cost $4,472,542)		5,944,540

Collateral for Securities Loaned (0.8%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(b)	7,161	7,161
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(b)	8,995	8,995
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(b)	29,395	29,395
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $45,551)		45,551

TOTAL INVESTMENT SECURITIES (Cost $4,518,093) - 100.9%		5,990,091
Net other assets (liabilities) - (0.9)%		(53,005)
NET ASSETS - 100.0%		$5,937,086

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $41,429.

(b)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Mid-Cap Value ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$53,532	0.9%
Air Freight & Logistics	28,039	0.5%
Airlines	39,430	0.7%
Auto Components	92,771	1.6%
Automobiles	24,102	0.4%
Banks	659,879	11.2%
Biotechnology	42,922	0.7%
Building Products	66,474	1.1%
Capital Markets	140,775	2.4%
Chemicals	144,461	2.4%
Commercial Services & Supplies	136,690	2.3%
Communications Equipment	49,297	0.8%
Construction & Engineering	156,898	2.6%
Construction Materials	13,062	0.2%
Consumer Finance	19,264	0.3%
Containers & Packaging	92,799	1.6%
Diversified Consumer Services	19,519	0.3%
Diversified Financial Services	32,486	0.5%
Electric Utilities	118,611	2.0%
Electrical Equipment	96,588	1.6%
Electronic Equipment, Instruments & Components	279,813	4.7%
Energy Equipment & Services	43,941	0.7%
Entertainment	14,823	0.2%
Equity Real Estate Investment Trusts	523,773	8.8%
Food & Staples Retailing	59,356	1.0%
Food Products	116,711	2.0%
Gas Utilities	92,574	1.6%
Health Care Equipment & Supplies	9,767	0.2%
Health Care Providers & Services	54,710	0.9%
Health Care Technology	12,537	0.2%
Hotels, Restaurants & Leisure	175,254	3.0%
Household Durables	84,650	1.4%
Household Products	9,178	0.2%
Industrial Conglomerates	21,318	0.4%
Insurance	527,835	8.9%
Internet & Direct Marketing Retail	12,326	0.2%
IT Services	106,405	1.8%
Leisure Products	88,125	1.5%
Life Sciences Tools & Services	28,264	0.5%
Machinery	263,266	4.4%
Marine	17,969	0.3%
Media	61,855	1.0%
Metals & Mining	186,035	3.1%
Multiline Retail	4,829	0.1%
Multi-Utilities	50,384	0.8%
Oil, Gas & Consumable Fuels	106,085	1.8%
Paper & Forest Products	29,926	0.5%
Personal Products	23,759	0.4%
Pharmaceuticals	53,970	0.9%
Professional Services	51,957	0.9%
Real Estate Management & Development	52,161	0.9%
Road & Rail	131,147	2.2%
Semiconductors & Semiconductor Equipment	155,931	2.6%
Software	68,486	1.2%
Specialty Retail	146,764	2.5%
Technology Hardware, Storage & Peripherals	24,274	0.4%
Textiles, Apparel & Luxury Goods	49,454	0.8%
Thrifts & Mortgage Finance	57,492	1.0%
Trading Companies & Distributors	65,905	1.1%
Water Utilities	36,400	0.6%
Wireless Telecommunication Services	17,532	0.3%
Other **	(7,454)	(0.1)%
Total	$5,937,086	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (58.7%)
Activision Blizzard, Inc. (Entertainment)	5,081	$284,688
Adobe Systems, Inc.* (Software)	3,216	893,822
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,191	243,991
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,486	156,624
Align Technology, Inc.* (Health Care Equipment & Supplies)	529	133,461
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,838	2,313,674
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,089	2,632,370
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,953	5,246,477
American Airlines Group, Inc. (Airlines)	2,949	88,647
Amgen, Inc. (Biotechnology)	3,973	847,243
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,447	260,924
Apple, Inc. (Technology Hardware, Storage & Peripherals)	26,978	6,711,047
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,120	332,071
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	481	126,008
Autodesk, Inc.* (Software)	1,455	214,409
Automatic Data Processing, Inc. (IT Services)	2,874	466,249
Baidu, Inc.*ADR (Interactive Media & Services)	1,866	190,052
Biogen, Inc.* (Biotechnology)	1,222	365,024
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,189	87,047
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	282	577,753
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,637	772,245
Cadence Design Systems, Inc.* (Software)	1,856	121,290
Celgene Corp.* (Biotechnology)	4,695	507,201
Cerner Corp. (Health Care Technology)	2,108	141,489
Charter Communications, Inc.* - Class A (Media)	1,467	686,351
Check Point Software Technologies, Ltd.* (Software)	1,008	113,309
Cintas Corp. (Commercial Services & Supplies)	679	182,427
Cisco Systems, Inc. (Communications Equipment)	28,359	1,347,336
Citrix Systems, Inc. (Software)	867	94,382
Cognizant Technology Solutions Corp. (IT Services)	3,658	222,919
Comcast Corp. - Class A (Media)	30,047	1,346,706
Costco Wholesale Corp. (Food & Staples Retailing)	2,914	865,778
CSX Corp. (Road & Rail)	5,287	371,517
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,226	106,426
Dollar Tree, Inc.* (Multiline Retail)	1,567	172,997
eBay, Inc. (Internet & Direct Marketing Retail)	5,556	195,849
Electronic Arts, Inc.* (Entertainment)	1,953	188,269
Expedia, Inc. (Internet & Direct Marketing Retail)	906	123,814
Facebook, Inc.* - Class A (Interactive Media & Services)	14,497	2,778,351
Fastenal Co. (Trading Companies & Distributors)	3,798	136,500
Fiserv, Inc.* (IT Services)	4,503	477,948
Fox Corp. - Class A (Media)	2,286	73,243
Fox Corp. - Class B (Media)	1,738	54,295
Gilead Sciences, Inc. (Biotechnology)	8,390	534,528
Hasbro, Inc. (Leisure Products)	836	81,351
Henry Schein, Inc.* (Health Care Providers & Services)	982	61,458
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	570	162,456
Illumina, Inc.* (Life Sciences Tools & Services)	974	287,836
Incyte Corp.* (Biotechnology)	1,425	119,586
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,348	1,659,042
Intuit, Inc. (Software)	1,723	443,672
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	764	422,454
J.B. Hunt Transport Services, Inc. (Road & Rail)	707	83,115
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,128	190,887
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,055	178,337
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	958	259,656
Liberty Global PLC* - Class A (Media)	1,357	34,129
Liberty Global PLC* - Class C (Media)	3,399	81,134
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	814	166,276
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,182	276,132
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,797	105,412
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	329	171,580
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,577	148,695
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,312	347,686
Microsoft Corp. (Software)	45,580	6,534,804
Mondelez International, Inc. - Class A (Food Products)	9,554	501,107
Monster Beverage Corp.* (Beverages)	3,610	202,629
Mylan N.V.* (Pharmaceuticals)	3,416	65,416
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,576	88,067
Netease.com, Inc.ADR (Entertainment)	483	138,070
Netflix, Inc.* (Entertainment)	2,901	833,777
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,035	811,116
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,178	247,595

	Shares	Value
Common Stocks, continued
O’Reilly Automotive, Inc.* (Specialty Retail)	507	$220,804
PACCAR, Inc. (Machinery)	2,295	174,558
Paychex, Inc. (IT Services)	2,381	199,147
PayPal Holdings, Inc.* (IT Services)	7,795	811,459
PepsiCo, Inc. (Beverages)	9,263	1,270,606
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,054	647,864
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	716	219,296
Ross Stores, Inc. (Specialty Retail)	2,416	264,962
Sirius XM Holdings, Inc. (Media)	29,480	198,106
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,137	103,535
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,930	670,561
Symantec Corp. (Software)	4,094	93,671
Synopsys, Inc.* (Software)	996	135,207
Take-Two Interactive Software, Inc.* (Entertainment)	750	90,263
Tesla Motors, Inc.* (Automobiles)	1,187	373,810
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,185	729,768
The Kraft Heinz Co. (Food Products)	8,081	261,259
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,661	467,938
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	90,929
United Continental Holdings, Inc.* (Airlines)	1,702	154,610
VeriSign, Inc.* (IT Services)	784	148,976
Verisk Analytics, Inc. - Class A (Professional Services)	1,083	156,710
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,703	332,902
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,983	327,749
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,961	101,286
Willis Towers Watson PLC (Insurance)	855	159,800
Workday, Inc.* - Class A (Software)	1,087	176,268
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	713	86,515
Xcel Energy, Inc. (Electric Utilities)	3,412	216,696
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,673	151,808
TOTAL COMMON STOCKS (Cost $20,878,285)		57,527,289

	Principal Amount	Value
Repurchase Agreements(a)(b) (34.4%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $33,778,504	$33,777,000	$33,777,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,777,000)		33,777,000

TOTAL INVESTMENT SECURITIES (Cost $54,655,285) - 93.1%		$91,304,289
Net other assets (liabilities) - 6.9%		6,772,227

NET ASSETS - 100.0%		$98,076,516

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $2,948,000.

NYS               New York Shares

ADR              American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	73	12/23/19	$11,812,860	$466,595

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/19	2.21%	$18,357,247	$(40,016)
Nasdaq-100 Index	UBS AG	11/27/19	2.46%	9,980,019	(33,585)
				$28,337,266	$(73,601)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Airlines	$243,257	0.2%
Automobiles	373,810	0.4%
Beverages	1,473,235	1.5%
Biotechnology	3,169,450	3.2%
Commercial Services & Supplies	182,427	0.2%
Communications Equipment	1,347,336	1.4%
Electric Utilities	216,696	0.2%
Entertainment	1,535,067	1.6%
Food & Staples Retailing	1,193,527	1.2%
Food Products	762,366	0.8%
Health Care Equipment & Supplies	718,371	0.7%
Health Care Providers & Services	61,458	0.1%
Health Care Technology	141,489	0.1%
Hotels, Restaurants & Leisure	1,033,208	1.1%
Insurance	159,800	0.2%
Interactive Media & Services	7,914,446	8.0%
Internet & Direct Marketing Retail	6,612,786	6.7%
IT Services	2,326,698	2.4%
Leisure Products	81,351	0.1%
Life Sciences Tools & Services	287,836	0.3%
Machinery	174,558	0.2%
Media	2,473,964	2.5%
Multiline Retail	172,997	0.2%
Pharmaceuticals	65,416	0.1%
Professional Services	156,710	0.2%
Road & Rail	454,632	0.5%
Semiconductors & Semiconductor Equipment	7,125,753	7.3%
Software	8,820,836	8.9%
Specialty Retail	576,695	0.6%
Technology Hardware, Storage & Peripherals	6,900,400	7.0%
Textiles, Apparel & Luxury Goods	166,276	0.2%
Trading Companies & Distributors	136,500	0.1%
Wireless Telecommunication Services	467,938	0.5%
Other **	40,549,227	41.3%
Total	$98,076,516	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (75.2%)
Apache Corp. (Oil, Gas & Consumable Fuels)	3,063	$66,345
Apergy Corp.* (Energy Equipment & Services)	630	15,857
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	5,270	112,778
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,406	63,488
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,903	117,130
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	9,180	12,301
Chevron Corp. (Oil, Gas & Consumable Fuels)	15,454	1,794,828
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	826	34,874
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	1,637	110,530
ConocoPhillips (Oil, Gas & Consumable Fuels)	9,038	498,898
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	701	20,658
Core Laboratories N.V. (Energy Equipment & Services)	362	15,942
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	237	11,239
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	613	24,489
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	3,291	66,741
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,328	113,889
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	4,725	327,490
EQT Corp. (Oil, Gas & Consumable Fuels)	2,080	22,339
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,660	23,107
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	34,445	2,327,448
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	618	32,006
Halliburton Co. (Energy Equipment & Services)	7,131	137,272
Helmerich & Payne, Inc. (Energy Equipment & Services)	891	33,413
Hess Corp. (Oil, Gas & Consumable Fuels)	2,107	138,535
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,233	67,741
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	15,850	316,683
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	6,545	75,464
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,359	342,708
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	892	12,408
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,255	25,891
National Oilwell Varco, Inc. (Energy Equipment & Services)	3,142	71,072
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	3,893	74,979
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,282	294,921
OGE Energy Corp. (Electric Utilities)	1,630	70,188
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,362	234,768
Parsley Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	2,289	36,189
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,648	13,711
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	829	26,760
Phillips 66 (Oil, Gas & Consumable Fuels)	3,651	426,510
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,360	167,307
Schlumberger, Ltd. (Energy Equipment & Services)	11,259	368,056
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,895	73,678
TechnipFMC PLC (Energy Equipment & Services)	3,416	67,398
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	9,867	220,133
Transocean, Ltd.* (Energy Equipment & Services)	4,681	22,235
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3,373	327,114
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	532	22,222
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,438	34,311
TOTAL COMMON STOCKS (Cost $4,645,252)		9,514,044

	Principal Amount	Value
Repurchase Agreements(b)(c) (23.5%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $2,976,133	$2,976,000	$2,976,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,976,000)		2,976,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	1,942	$1,942
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	2,439	2,439
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	7,969	7,969
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,350)		12,350

TOTAL INVESTMENT SECURITIES (Cost $7,633,602) - 98.8%		12,502,394
Net other assets (liabilities) - 1.2%		155,870

NET ASSETS - 100.0%		$12,658,264

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $11,032.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $2,239,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/25/19	2.16%	$4,795,392	$(102,769)
Dow Jones U.S. Oil & Gas Index	UBS AG	11/25/19	1.66%	4,601,836	(126,774)
				$9,397,228	$(229,543)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Electric Utilities	$70,188	0.6%
Energy Equipment & Services	857,734	6.8%
Oil, Gas & Consumable Fuels	8,554,116	67.5%
Semiconductors & Semiconductor Equipment	32,006	0.3%
Other **	3,144,220	24.8%
Total	$12,658,264	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (71.2%)
Apergy Corp.* (Energy Equipment & Services)	5,308	$133,602
Archrock, Inc. (Energy Equipment & Services)	8,750	84,350
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	17,671	378,159
Cactus, Inc.* - Class A (Energy Equipment & Services)	3,227	95,906
Core Laboratories N.V. (Energy Equipment & Services)	3,041	133,926
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	4,436	23,466
DMC Global, Inc. (Machinery)	1,003	44,874
Dril-Quip, Inc.* (Energy Equipment & Services)	2,482	101,812
Exterran Corp.* (Energy Equipment & Services)	2,032	25,745
Frank’s International N.V.* (Energy Equipment & Services)	6,950	34,055
Halliburton Co. (Energy Equipment & Services)	40,795	785,304
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	9,686	83,203
Helmerich & Payne, Inc. (Energy Equipment & Services)	5,330	199,875
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	3,500	32,235
Matrix Service Co.* (Energy Equipment & Services)	1,860	34,894
McDermott International, Inc.* (Energy Equipment & Services)(a)	12,458	20,307
Nabors Industries, Ltd. (Energy Equipment & Services)	23,169	42,863
National Oilwell Varco, Inc. (Energy Equipment & Services)	9,461	214,008
Newpark Resources, Inc.* (Energy Equipment & Services)	6,171	37,026
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	10,908	47,123
Noble Corp. PLC* (Energy Equipment & Services)	17,073	21,000
Oceaneering International, Inc.* (Energy Equipment & Services)	6,780	96,005
Oil States International, Inc.* (Energy Equipment & Services)	4,146	59,163
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	13,885	115,523
ProPetro Holding Corp.* (Energy Equipment & Services)	5,645	43,749
RPC, Inc. (Energy Equipment & Services)	3,533	14,627
Schlumberger, Ltd. (Energy Equipment & Services)	30,475	996,227
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,198	51,406
Select Energy Services, Inc.* (Energy Equipment & Services)	4,289	32,596
TechnipFMC PLC (Energy Equipment & Services)	9,120	179,938
Tidewater, Inc.* (Energy Equipment & Services)	2,623	42,571
Transocean, Ltd.* (Energy Equipment & Services)	39,219	186,290
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	5,043	22,492
Valaris PLC (Energy Equipment & Services)	13,565	55,752
TOTAL COMMON STOCKS (Cost $4,351,328)		4,470,072

	Principal Amount	Value
Repurchase Agreements(b)(c) (28.1%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $1,768,079	$1,768,000	$1,768,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,768,000)		1,768,000

	Shares	Value
Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	3,083	$3,083
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	3,873	3,873
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	12,656	12,656
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,612)		19,612

TOTAL INVESTMENT SECURITIES (Cost $6,138,940) - 99.6%		6,257,684
Net other assets (liabilities) - 0.4%		27,956

NET ASSETS - 100.0%		$6,285,640

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $18,267.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $1,077,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	11/25/19	2.16%	$2,354,341	$(159,359)
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	11/25/19	2.01%	2,616,998	(146,073)
				$4,971,339	$(305,432)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Energy Equipment & Services	$4,425,198	70.5%
Machinery	44,874	0.7%
Other **	1,815,568	28.8%
Total	$6,285,640	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (77.4%)
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	517	$11,472
Akorn, Inc.* (Pharmaceuticals)	1,182	5,898
Allergan PLC (Pharmaceuticals)	794	139,831
AMAG Pharmaceuticals, Inc.* (Biotechnology)	424	4,115
Amicus Therapeutics, Inc.* (Biotechnology)	3,183	26,833
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,313	4,044
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	431	8,325
Axsome Therapeutics, Inc.* (Pharmaceuticals)	314	7,561
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,674	153,406
Cara Therapeutics, Inc.* (Biotechnology)	524	10,878
Catalent, Inc.* (Pharmaceuticals)	1,825	88,786
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,196	5,657
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,279	18,661
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	799	3,588
Dermira, Inc.* (Pharmaceuticals)	585	3,914
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,581	123,779
Eli Lilly & Co. (Pharmaceuticals)	1,179	134,347
Endo International PLC* (Pharmaceuticals)	2,518	11,558
Horizon Therapeutics PLC* (Pharmaceuticals)	2,330	67,360
Innoviva, Inc.* (Pharmaceuticals)	835	9,703
Intersect ENT, Inc.* (Pharmaceuticals)	393	7,003
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	572	5,291
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,956	19,638
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	708	88,946
Johnson & Johnson (Pharmaceuticals)	5,018	662,576
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	102	9,428
Merck & Co., Inc. (Pharmaceuticals)	7,368	638,510
Mylan N.V.* (Pharmaceuticals)	5,843	111,893
Myokardia, Inc.* (Pharmaceuticals)	576	33,022
Omeros Corp.* (Pharmaceuticals)	579	9,171
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	520	21,055
Perrigo Co. PLC (Pharmaceuticals)	1,701	90,187
Pfizer, Inc. (Pharmaceuticals)	3,519	135,024
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	254	6,086
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	628	22,269
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	288	59,351
Revance Therapeutics, Inc.* (Pharmaceuticals)	463	7,251
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,411	10,949
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	2,472	6,576
Theravance Biopharma, Inc.* (Pharmaceuticals)	538	8,673
Tricida, Inc.* (Pharmaceuticals)	333	12,458
Vanda Pharmaceuticals, Inc.* (Biotechnology)	666	8,998
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	219	5,539
Zoetis, Inc. (Pharmaceuticals)	1,091	139,561
Zogenix, Inc.* (Pharmaceuticals)	500	22,325
TOTAL COMMON STOCKS (Cost $2,055,228)		2,981,496

	Principal Amount	Value
Repurchase Agreements(b)(c) (20.9%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $803,036	$803,000	$803,000
TOTAL REPURCHASE AGREEMENTS (Cost $803,000)		803,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	959	$959
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	1,205	1,205
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	3,938	3,938
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,102)		6,102

TOTAL INVESTMENT SECURITIES (Cost $2,864,330) - 98.5%		3,790,598
Net other assets (liabilities) - 1.5%		59,262

NET ASSETS - 100.0%		$3,849,860

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $5,903.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $600,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	11/25/19	2.16%	$1,551,833	$42,987
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	11/25/19	2.01%	1,272,293	35,545
				$2,824,126	$78,532

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Biotechnology	$96,496	2.5%
Pharmaceuticals	2,885,000	74.9%
Other **	868,364	22.6%
Total	$3,849,860	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (73.6%)
Agnico Eagle Mines, Ltd. (Metals & Mining)	36,769	$2,260,190
Alamos Gold, Inc. (Metals & Mining)	60,172	327,336
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	63,649	1,405,370
B2gold Corp.* (Metals & Mining)	156,401	548,968
Barrick Gold Corp.ADR (Metals & Mining)	274,180	4,759,765
Coeur Mining, Inc.* (Metals & Mining)	34,282	189,237
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	34,784	533,587
Eldorado Gold Corp.* (Metals & Mining)	24,506	206,341
First Majestic Silver Corp.* (Metals & Mining)(a)	27,503	293,457
Fortuna Silver Mines, Inc.* (Metals & Mining)	24,735	78,905
Franco-Nevada Corp. (Metals & Mining)	28,893	2,801,754
Gold Fields, Ltd.ADR (Metals & Mining)	126,774	783,463
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	71,539	248,956
Hecla Mining Co. (Metals & Mining)	75,650	173,995
IAMGOLD Corp.* (Metals & Mining)	72,216	270,088
Kinross Gold Corp.* (Metals & Mining)	193,272	937,369
Kirkland Lake Gold, Ltd. (Metals & Mining)	29,515	1,385,729
McEwen Mining, Inc. (Metals & Mining)(a)	43,572	72,765
Newmont Mining Corp. (Metals & Mining)	126,551	5,027,871
Novagold Resources, Inc.* (Metals & Mining)	36,762	267,627
Osisko Gold Royalties, Ltd. (Metals & Mining)	20,519	201,907
Pan American Silver Corp. (Metals & Mining)	32,325	551,141
Pretium Resources, Inc.* (Metals & Mining)	28,485	288,268
Royal Gold, Inc. (Metals & Mining)	10,117	1,167,906
Sandstorm Gold, Ltd.* (Metals & Mining)	27,412	194,625
Seabridge Gold, Inc.* (Metals & Mining)(a)	7,658	98,558
Sibanye Gold, Ltd.*ADR (Metals & Mining)	82,149	628,440
SSR Mining, Inc.* (Metals & Mining)	18,738	277,135
Wheaton Precious Metals Corp. (Metals & Mining)	68,867	1,933,097
Yamana Gold, Inc. (Metals & Mining)	146,662	533,850
TOTAL COMMON STOCKS (Cost $17,677,271)		28,447,700

	Principal Amount	Value
Repurchase Agreements(b)(c) (24.1%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $9,307,414	$9,307,000	$9,307,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,307,000)		9,307,000

	Shares	Value
Collateral for Securities Loaned (1.0%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	59,827	$59,827
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	75,146	75,146
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	245,572	245,572
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $380,545)		380,545

TOTAL INVESTMENT SECURITIES (Cost $27,364,816) - 98.7%		38,135,245
Net other assets (liabilities) - 1.3%		488,303

NET ASSETS - 100.0%		$38,623,548

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $372,379.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $3,563,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

ADR              American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/25/19	2.16%	$15,338,938	$730,222
Dow Jones Precious Metals Index	UBS AG	11/25/19	2.41%	14,178,155	680,096
				$29,517,093	$1,410,318

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Metals & Mining	$28,447,700	73.6%
Other **	10,175,848	26.4%
Total	$38,623,548	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (74.9%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,482	$69,446
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	16,099	274,488
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	3,334	529,273
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	4,039	201,869
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	7,489	198,234
American Tower Corp. (Equity Real Estate Investment Trusts)	13,011	2,837,438
Americold Realty Trust (Equity Real Estate Investment Trusts)	5,633	225,827
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	42,794	384,290
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	4,376	240,155
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	6,184	101,912
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	4,104	893,277
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	3,947	143,276
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	4,225	579,670
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	5,177	79,105
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	8,753	192,741
Camden Property Trust (Equity Real Estate Investment Trusts)	2,845	325,383
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	9,885	529,341
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	5,498	111,389
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	14,308	80,125
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	3,436	70,507
Corecivic, Inc. (Equity Real Estate Investment Trusts)	3,499	53,395
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,084	127,370
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	3,290	97,516
CoStar Group, Inc.* (Professional Services)	1,075	590,734
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,313	173,081
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	12,219	1,695,874
CubeSmart (Equity Real Estate Investment Trusts)	5,657	179,327
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,326	237,077
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	5,881	58,692
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	6,124	777,993
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	4,842	209,755
Duke Realty Corp. (Equity Real Estate Investment Trusts)	10,623	373,292
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,104	147,881
EPR Properties (Equity Real Estate Investment Trusts)	2,280	177,361
Equinix, Inc. (Equity Real Estate Investment Trusts)	2,493	1,412,983
Equity Commonwealth (Equity Real Estate Investment Trusts)	3,584	115,317
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	5,352	374,319
Equity Residential (Equity Real Estate Investment Trusts)	10,244	908,233
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,931	631,688
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	3,778	424,156
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	2,048	278,548
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,717	156,523
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	5,993	241,877
HCP, Inc. (Equity Real Estate Investment Trusts)	14,434	543,007
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,798	132,056
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	6,029	186,899
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	3,048	142,646
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	21,451	351,582
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	4,538	163,005
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	4,196	66,045
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	14,047	432,507
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	8,439	276,799
JBG Smith Properties (Equity Real Estate Investment Trusts)	3,468	139,622
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,515	221,978
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,729	229,045
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	12,405	267,452
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,526	202,105
Lexington Realty Trust (Equity Real Estate Investment Trusts)	7,280	79,206
Liberty Property Trust (Equity Real Estate Investment Trusts)	4,637	273,908
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,372	149,438
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	2,660	56,977

	Shares	Value
Common Stocks, continued
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	13,116	$271,895
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	13,239	100,484
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	3,351	465,755
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	1,274	109,296
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	5,044	297,142
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	12,211	193,422
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	6,364	280,271
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	4,213	110,844
Paramount Group, Inc. (Equity Real Estate Investment Trusts)(a)	5,916	79,689
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	7,048	163,866
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	3,839	98,701
Physicians Realty Trust (Equity Real Estate Investment Trusts)	5,445	101,658
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	3,697	82,961
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,974	83,836
Prologis, Inc. (Equity Real Estate Investment Trusts)	18,550	1,627,948
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	589	106,344
Public Storage (Equity Real Estate Investment Trusts)	4,414	983,704
Rayonier, Inc. (Equity Real Estate Investment Trusts)	3,810	102,794
Realty Income Corp. (Equity Real Estate Investment Trusts)	9,354	765,064
Regency Centers Corp. (Equity Real Estate Investment Trusts)	4,926	331,224
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	6,278	86,385
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	3,225	155,090
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	5,057	82,985
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	1,512	127,265
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	5,570	137,022
SBA Communications Corp. (Equity Real Estate Investment Trusts)	3,324	799,921
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	6,985	69,326
Service Properties Trust (Equity Real Estate Investment Trusts)	4,833	122,275
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	9,053	1,364,106
SITE Centers Corp. (Equity Real Estate Investment Trusts)	4,085	63,440
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	2,422	202,479
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,649	132,026
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	8,273	203,516
STORE Capital Corp. (Equity Real Estate Investment Trusts)	6,177	250,169
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	2,664	433,300
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	6,608	89,274
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,799	64,368
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,562	54,214
The Howard Hughes Corp.* (Real Estate Management & Development)	1,267	141,676
The Macerich Co. (Equity Real Estate Investment Trusts)	3,239	89,073
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	8,019	111,224
UDR, Inc. (Equity Real Estate Investment Trusts)	8,606	432,452
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,382	71,394
Ventas, Inc. (Equity Real Estate Investment Trusts)	10,950	712,845
VEREIT, Inc. (Equity Real Estate Investment Trusts)	28,603	281,454
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	13,548	319,055
Vornado Realty Trust (Equity Real Estate Investment Trusts)	4,655	305,508
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,354	73,021
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	3,555	112,800
Welltower, Inc. (Equity Real Estate Investment Trusts)	11,910	1,080,118
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	21,893	639,495
WP Carey, Inc. (Equity Real Estate Investment Trusts)	5,020	462,141
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,310	69,676
TOTAL COMMON STOCKS (Cost $31,369,290)		37,121,006

	Principal Amount	Value
Repurchase Agreements(b)(c) (26.7%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $13,262,591	$13,262,000	$13,262,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,262,000)		13,262,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	4,622	$4,622
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	5,806	5,806
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	18,972	18,972
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $29,400)		29,400

TOTAL INVESTMENT SECURITIES (Cost $44,660,690) - 101.7%		50,412,406
Net other assets (liabilities) - (1.7)%		(827,305)

NET ASSETS - 100.0%		$49,585,101

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $28,287.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $7,571,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/25/19	2.16%	$18,287,578	$(192,041)
Dow Jones U.S. Real Estate Index	UBS AG	11/25/19	2.01%	19,082,996	(197,092)
				$37,370,574	$(389,133)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$34,049,143	68.7%
Mortgage Real Estate Investment Trusts	1,588,134	3.2%
Professional Services	590,734	1.2%
Real Estate Management & Development	892,995	1.8%
Other **	12,464,095	25.1%
Total	$49,585,101	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.9%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $11,118,495	$11,118,000	$11,118,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,118,000)		11,118,000

TOTAL INVESTMENT SECURITIES
(Cost $11,118,000) - 97.9%		11,118,000
Net other assets (liabilities) - 2.1%		236,917

NET ASSETS - 100.0%		$11,354,917

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $213,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/49	Citibank North America	11/15/19	(1.55)%	$(2,892,082)	$(24,175)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/49	Societe’ Generale	11/15/19	(1.54)%	(11,365,375)	(136,485)
				$(14,257,457)	$(160,660)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (102.0%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $3,444,153	$3,444,000	$3,444,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,444,000)		3,444,000

TOTAL INVESTMENT SECURITIES (Cost $3,444,000) - 102.0%		3,444,000
Net other assets (liabilities) - (2.0)%		(67,875)

NET ASSETS - 100.0%		$3,376,125

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $94,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 1.625% due on 8/15/29	Citibank North America	11/15/19	(1.30)%	$(1,859,043)	$(15,195)
10-Year U.S. Treasury Note, 1.625% due on 8/15/29	Societe’ Generale	11/15/19	(1.50)%	(1,521,035)	(11,448)
				$(3,380,078)	$(26,643)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.0%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $9,308,414	$9,308,000	$9,308,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,308,000)		9,308,000

TOTAL INVESTMENT SECURITIES (Cost $9,308,000) - 96.0%		9,308,000
Net other assets (liabilities) - 4.0%		383,704
NET ASSETS - 100.0%		$9,691,704

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $1,917,000.

At October 31, 2019, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$355,061	British pound	288,173	11/8/19	$373,299	$(18,238)
U.S. dollar	107,952	Canadian dollar	143,489	11/8/19	108,962	(1,010)
U.S. dollar	1,636,666	Euro	1,491,591	11/8/19	1,664,280	(27,614)
U.S. dollar	50,059	Japanese yen	5,361,730	11/8/19	49,682	377
U.S. dollar	55,725	Swedish krona	549,744	11/8/19	56,970	(1,245)
U.S. dollar	183,207	Swiss franc	182,433	11/8/19	185,077	(1,870)
Total Short Contracts	$2,388,670				$2,438,270	$(49,600)

At October 31, 2019, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,763,758	British pound	1,430,852	11/8/19	$1,853,522	$(89,764)
U.S. dollar	1,501,289	Canadian dollar	1,997,548	11/8/19	1,516,887	(15,598)
U.S. dollar	8,540,619	Euro	7,779,299	11/8/19	8,679,947	(139,328)
U.S. dollar	2,351,129	Japanese yen	251,482,960	11/8/19	2,330,274	20,855
U.S. dollar	690,817	Swedish krona	6,815,397	11/8/19	706,286	(15,469)
U.S. dollar	449,483	Swiss franc	447,616	11/8/19	454,103	(4,620)
Total Short Contracts	$15,297,095				$15,541,019	$(243,924)

Long:
British pound	808,789	U.S. dollar	$1,020,691	11/8/19	$1,047,703	$27,012
Canadian dollar	972,342	U.S. dollar	737,067	11/8/19	738,372	1,305
Euro	4,169,444	U.S. dollar	4,616,742	11/8/19	4,652,162	35,420
Japanese yen	111,236,578	U.S. dollar	1,029,739	11/8/19	1,030,732	993
Swedish krona	3,359,513	U.S. dollar	343,402	11/8/19	348,150	4,748
Swiss franc	278,193	U.S. dollar	280,663	11/8/19	282,225	1,562
Total Long Contracts			$8,028,304		$8,099,344	$71,040

		Total unrealized appreciation				$92,272
		Total unrealized (depreciation)				(314,756)
		Total net unrealized appreciation/(depreciation)				$(222,484)

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (70.4%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	50,875	$1,726,189
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	17,311	1,845,872
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	43,291	2,348,970
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	18,656	5,463,410
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,724	185,123
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	5,014	239,318
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	17,308	402,757
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	6,334	304,032
Intel Corp. (Semiconductors & Semiconductor Equipment)	207,611	11,736,250
InterDigital, Inc. (Communications Equipment)	1,459	78,246
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	7,464	1,261,715
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,773	1,835,754
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	30,978	755,553
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	12,713	745,745
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	11,156	1,051,899
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	51,731	2,459,809
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,553	276,286
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,885	282,599
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	28,541	5,737,312
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	19,236	392,414
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	5,521	446,428
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	56,972	4,582,828
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,117	157,284
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	2,031	215,773
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	8,048	732,851
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	7,964	487,556
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	43,754	5,162,534
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,988	397,958
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	11,838	1,074,180
TOTAL COMMON STOCKS (Cost $35,508,304)		52,386,645

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.7%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $18,388,819	$18,388,000	$18,388,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,388,000)		18,388,000

TOTAL INVESTMENT SECURITIES (Cost $53,896,304) - 95.1%		70,774,645
Net other assets (liabilities) - 4.9%		3,661,463
NET ASSETS - 100.0%		$74,436,108

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $10,148,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	11/25/19	2.16%	$31,623,236	$1,120,326
Dow Jones U.S. Semiconductors Index	UBS AG	11/25/19	2.01%	27,565,637	1,260,078
				$59,188,873	$2,380,404

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Communications Equipment	$78,246	0.1%
Semiconductors & Semiconductor Equipment	52,308,399	70.3%
Other **	22,049,463	29.6%
Total	$74,436,108	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.5%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $4,335,193	$4,335,000	$4,335,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,335,000)		4,335,000

TOTAL INVESTMENT SECURITIES (Cost $4,335,000) - 99.5%		4,335,000
Net other assets (liabilities) - 0.5%		20,700

NET ASSETS - 100.0%		$4,355,700

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $798,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	4	12/23/19	$(647,280)	$(14,440)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/19	(1.96)%	$(1,848,566)	$5,952
Nasdaq-100 Index	UBS AG	11/27/19	(1.81)%	(1,851,669)	7,042
				$(3,700,235)	$12,994

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.2%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $1,922,086	$1,922,000	$1,922,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,922,000)		1,922,000

TOTAL INVESTMENT SECURITIES (Cost $1,922,000) - 100.2%		1,922,000
Net other assets (liabilities) - (0.2)%		(3,520)

NET ASSETS - 100.0%		$1,918,480

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $516,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/25/19	(1.81)%	$(873,414)	$21,992
Dow Jones U.S. Oil & Gas Index	UBS AG	11/25/19	(1.51)%	(1,044,620)	23,557
				$(1,918,034)	$45,549

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (222.9%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $4,303,192	$4,303,000	$4,303,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,303,000)		4,303,000

TOTAL INVESTMENT SECURITIES (Cost $4,303,000) - 222.9%		4,303,000
Net other assets (liabilities) - (122.9)%(c)		(2,372,709)

NET ASSETS - 100.0%		$1,930,291

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $960,000.

(c)                    Amount includes $2,170,158 of net payable for capital shares redeemed.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/25/19	(1.56)%	$(1,064,510)	$(115,556)
Dow Jones Precious Metals Index	UBS AG	11/25/19	(1.41)%	(864,665)	(108,529)
				$(1,929,175)	$(224,085)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Real Estate ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (111.8%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $800,036	$800,000	$800,000
TOTAL REPURCHASE AGREEMENTS (Cost $800,000)		800,000

TOTAL INVESTMENT SECURITIES (Cost $800,000) - 111.8%		800,000
Net other assets (liabilities) - (11.8)%		(84,691)

NET ASSETS - 100.0%		$715,309

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $237,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/25/19	(1.81)%	$(256,027)	$3,229
Dow Jones U.S. Real Estate Index	UBS AG	11/25/19	(1.41)%	(459,845)	4,687
				$(715,872)	$7,916

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (36.1%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $1,217,054	$1,217,000	$1,217,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,217,000)		1,217,000

TOTAL INVESTMENT SECURITIES (Cost $1,217,000) - 36.1%		1,217,000
Net other assets (liabilities) - 63.9%(c)		2,154,401

NET ASSETS - 100.0%		$3,371,401

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $352,000.

(c)                    Amount includes $2,103,927 of net receivable for capital shares issued.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	12/23/19	$(390,725)	$(2,812)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/19	(1.41)%	$(2,289,515)	$1,195
Russell 2000 Index	UBS AG	11/27/19	(1.16)%	(685,082)	4,131
				$(2,974,597)	$5,326

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (38.6%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	35	$499
1st Source Corp. (Banks)	24	1,228
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	151	1,433
8x8, Inc.* (Software)	117	2,260
AAON, Inc. (Building Products)	58	2,822
AAR Corp. (Aerospace & Defense)	47	1,962
Aaron’s, Inc. (Specialty Retail)	94	7,042
Abercrombie & Fitch Co. - Class A (Specialty Retail)	81	1,311
ABM Industries, Inc. (Commercial Services & Supplies)	82	2,990
Acacia Communications, Inc.* (Communications Equipment)	47	3,086
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	140	5,938
Acadia Realty Trust (Equity Real Estate Investment Trusts)	105	2,938
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)(a)	35	539
Acceleron Pharma, Inc.* (Biotechnology)	58	2,602
ACCO Brands Corp. (Commercial Services & Supplies)	128	1,171
ACI Worldwide, Inc.* (Software)	140	4,395
Actuant Corp. - Class A (Machinery)	70	1,734
Acushnet Holdings Corp. (Leisure Products)	46	1,309
Addus Homecare Corp.* (Health Care Providers & Services)	12	1,011
Adient PLC* (Auto Components)	117	2,479
Adtalem Global Education, Inc.* (Diversified Consumer Services)	70	2,085
ADTRAN, Inc. (Communications Equipment)	57	502
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	94	3,081
Advanced Drainage Systems, Inc. (Building Products)	46	1,703
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	47	2,778
AdvanSix, Inc.* (Chemicals)	35	797
Adverum Biotechnologies, Inc.* (Biotechnology)	69	502
Aegion Corp.* (Construction & Engineering)	35	758
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	58	1,287
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	94	4,064
Aerovironment, Inc.* (Aerospace & Defense)	24	1,392
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	46	719
Agree Realty Corp. (Equity Real Estate Investment Trusts)	47	3,702
Aimmune Therapeutics, Inc.* (Biotechnology)	58	1,614
Air Transport Services Group, Inc.* (Air Freight & Logistics)	81	1,694
Aircastle, Ltd. (Trading Companies & Distributors)	70	1,905
AK Steel Holding Corp.* (Metals & Mining)	407	961
Akebia Therapeutics, Inc.* (Biotechnology)	151	563
Akorn, Inc.* (Pharmaceuticals)	116	579
Alamo Group, Inc. (Machinery)	12	1,285
Alarm.com Holdings, Inc.* (Software)	47	2,322
Albany International Corp. - Class A (Machinery)	35	2,939
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	94	2,210
Allakos, Inc.* (Biotechnology)	24	1,646
Allegheny Technologies, Inc.* (Metals & Mining)	163	3,424
Allegiance Bancshares, Inc.* (Banks)	23	765
Allegiant Travel Co. (Airlines)	12	2,008
ALLETE, Inc. (Electric Utilities)	70	6,024
Allogene Therapeutics, Inc.* (Biotechnology)(a)	46	1,325
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	221	2,418
Altair Engineering, Inc.* - Class A (Software)	47	1,733
Altra Industrial Motion Corp. (Machinery)	82	2,526
Ambac Financial Group, Inc.* (Insurance)	58	1,189
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	47	2,474
AMC Entertainment Holdings, Inc. - Class A (Entertainment)(a)	69	647
Amedisys, Inc.* (Health Care Providers & Services)	47	6,039
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	58	2,840
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	151	1,262
American Eagle Outfitters, Inc. (Specialty Retail)	210	3,230
American Equity Investment Life Holding Co. (Insurance)	117	2,888
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)(a)	139	2,057
American Outdoor Brands Corp.* (Leisure Products)	69	489
American Public Education, Inc.* (Diversified Consumer Services)	23	500
American States Water Co. (Water Utilities)	47	4,472
American Vanguard Corp. (Chemicals)	34	475
American Woodmark Corp.* (Building Products)	24	2,380
America’s Car-Mart, Inc.* (Specialty Retail)	12	1,092
Ameris Bancorp (Banks)	82	3,514
AMERISAFE, Inc. (Insurance)	24	1,525
Amicus Therapeutics, Inc.* (Biotechnology)	303	2,554
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	128	1,591
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	58	3,408
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	116	357
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	46	888
AnaptysBio, Inc.* (Biotechnology)	35	1,320
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	46	704
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	12	937

	Shares	Value
Common Stocks, continued
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	24	$1,689
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	35	2,896
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	210	706
Anterix, Inc.* (Diversified Telecommunication Services)	12	487
Apellis Pharmaceuticals, Inc.* (Biotechnology)	58	1,705
Apogee Enterprises, Inc. (Building Products)	35	1,314
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	198	3,623
Appfolio, Inc.* (Software)	24	2,334
Appian Corp.* (Software)	35	1,562
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	47	2,812
ArcBest Corp. (Road & Rail)	35	1,011
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	24	1,893
Archrock, Inc. (Energy Equipment & Services)	163	1,571
Arcosa, Inc. (Construction & Engineering)	58	2,228
Arena Pharmaceuticals, Inc.* (Biotechnology)	70	3,410
Ares Management Corp. (Capital Markets)	82	2,425
Argan, Inc. (Construction & Engineering)	24	908
Argo Group International Holdings, Ltd. (Insurance)	47	2,908
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	70	1,312
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	81	1,355
ArQule, Inc.* (Biotechnology)	128	1,294
Arrow Financial Corp. (Banks)	12	421
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	117	4,687
Artisan Partners Asset Management, Inc. (Capital Markets)	70	1,915
Arvinas, Inc.* (Pharmaceuticals)	23	475
Asbury Automotive Group, Inc.* (Specialty Retail)	24	2,475
ASGN, Inc.* (Professional Services)	70	4,451
Astec Industries, Inc. (Machinery)	35	1,228
Astronics Corp.* (Aerospace & Defense)	35	1,013
Atara Biotherapeutics, Inc.* (Biotechnology)	58	633
Athenex, Inc.* (Biotechnology)	81	894
Atkore International Group, Inc.* (Electrical Equipment)	58	2,013
Atlantic Union Bankshares (Banks)	105	3,870
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	35	768
ATN International, Inc. (Diversified Telecommunication Services)	12	711
AtriCure, Inc.* (Health Care Equipment & Supplies)	47	1,250
Audentes Therapeutics, Inc.* (Biotechnology)	58	1,560
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	58	2,554
Avaya Holdings Corp.* - Class C (Software)	139	1,681
Avis Budget Group, Inc.* (Road & Rail)	82	2,436
Avista Corp. (Multi-Utilities)	82	3,938
AVX Corp. (Electronic Equipment, Instruments & Components)	58	889
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	46	882
AxoGen, Inc.* (Health Care Equipment & Supplies)	46	572
Axon Enterprise, Inc.* (Aerospace & Defense)	82	4,193
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	24	593
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	70	2,034
Axsome Therapeutics, Inc.* (Pharmaceuticals)	35	843
AZZ, Inc. (Electrical Equipment)	35	1,358
B&G Foods, Inc. - Class A (Food Products)(a)	81	1,260
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	35	2,023
Balchem Corp. (Chemicals)	47	4,757
Banc of California, Inc. (Banks)	58	799
Bancfirst Corp. (Banks)	24	1,389
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	35	722
BancorpSouth Bank (Banks)	129	3,956
Bandwidth, Inc.* (Diversified Telecommunication Services)	24	1,348
Bank of Marin BanCorp (Banks)	12	526
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	70	2,307
Banner Corp. (Banks)	47	2,537
Barnes Group, Inc. (Machinery)	58	3,390
Barrett Business Services, Inc. (Professional Services)	12	1,053
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	93	2,887
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	163	2,233
Belden, Inc. (Electronic Equipment, Instruments & Components)	47	2,410
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	46	1,559
Benefitfocus, Inc.* (Software)	35	796
Berkshire Hills Bancorp, Inc. (Banks)	58	1,800
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	81	761
Big Lots, Inc. (Multiline Retail)	46	997
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	47	2,158
BioTelemetry, Inc.* (Health Care Providers & Services)	47	1,850
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	24	950
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	152	4,058
Black Hills Corp. (Multi-Utilities)	82	6,465

	Shares	Value
Common Stocks, continued
Blackbaud, Inc. (Software)	58	$4,869
Blackline, Inc.* (Software)	58	2,711
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	164	5,952
Bloom Energy Corp.* (Electrical Equipment)	69	211
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	116	2,298
Blucora, Inc.* (Capital Markets)	58	1,255
Blueprint Medicines Corp.* (Biotechnology)	58	3,993
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	82	2,213
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	57	540
Boise Cascade Co. (Paper & Forest Products)	46	1,646
Boot Barn Holdings, Inc.* (Specialty Retail)	35	1,227
Boston Private Financial Holdings, Inc. (Banks)	104	1,170
Bottomline Technologies, Inc.* (Software)	58	2,375
Box, Inc.* - Class A (Software)	186	3,147
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	105	2,861
Brady Corp. - Class A (Commercial Services & Supplies)	58	3,268
Bridge BanCorp, Inc. (Banks)	23	745
Brightsphere Investment Group, Inc. (Capital Markets)	93	913
Brightview Holdings, Inc.* (Commercial Services & Supplies)	35	623
Brinker International, Inc. (Hotels, Restaurants & Leisure)	47	2,089
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	244	1,793
Brookline Bancorp, Inc. (Banks)	105	1,649
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	94	3,992
Bryn Mawr Bank Corp. (Banks)	24	915
Builders FirstSource, Inc.* (Building Products)	151	3,414
Byline BanCorp, Inc.* (Banks)	35	607
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	35	5,289
Cactus, Inc.* - Class A (Energy Equipment & Services)	58	1,724
Cadence Bancorp. (Banks)	163	2,507
CAI International, Inc.* (Trading Companies & Distributors)	23	547
Calavo Growers, Inc. (Food Products)	24	2,082
Caleres, Inc. (Specialty Retail)	58	1,248
California Resources Corp.* (Oil, Gas & Consumable Fuels)	57	319
California Water Service Group (Water Utilities)	58	3,246
Callaway Golf Co. (Leisure Products)	117	2,366
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	303	1,151
Cal-Maine Foods, Inc. (Food Products)	47	1,875
Cambrex Corp.* (Life Sciences Tools & Services)	47	2,807
Camden National Corp. (Banks)	24	1,063
Cannae Holdings, Inc.* (Diversified Financial Services)	93	2,715
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	175	2,497
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	104	804
Cara Therapeutics, Inc.* (Biotechnology)	46	955
Carbonite, Inc.* (IT Services)	46	790
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	47	2,092
Cardtronics PLC* - Class A (IT Services)	46	1,576
CareDx, Inc.* (Biotechnology)	59	1,546
Career Education Corp.* (Diversified Consumer Services)	93	1,317
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	129	3,127
Cargurus, Inc.* (Interactive Media & Services)	94	3,157
Carolina Financial Corp. (Banks)	24	911
Carpenter Technology Corp. (Metals & Mining)	58	2,843
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	116	854
Cars.com, Inc.* (Interactive Media & Services)	93	1,052
Carter Bank & Trust* (Banks)	35	688
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	59	2,572
Cass Information Systems, Inc. (IT Services)	24	1,375
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	57	654
Cathay General Bancorp, Inc. (Banks)	105	3,735
Cavco Industries, Inc.* (Household Durables)	12	2,300
CBIZ, Inc.* (Professional Services)	70	1,916
CBTX, Inc. (Banks)	23	659
CenterState Banks, Inc. (Banks)	163	4,134
Central Garden & Pet Co.* - Class A (Household Products)	58	1,640
Central Pacific Financial Corp. (Banks)	35	1,012
Century Communities, Inc.* (Household Durables)	35	1,056
Cerus Corp.* (Health Care Equipment & Supplies)	174	757
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	23	626
Chart Industries, Inc.* (Machinery)	47	2,756
Chase Corp. (Chemicals)	12	1,406
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	58	1,047
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	35	1,159
Chegg, Inc.* (Diversified Consumer Services)	152	4,660
Chesapeake Utilities Corp. (Gas Utilities)	24	2,275
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	47	6,110
Cimpress N.V.* (Commercial Services & Supplies)	24	3,171
CIRCOR International, Inc.* (Machinery)	24	919

	Shares	Value
Common Stocks, continued
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	82	$5,573
Cision, Ltd.* (Software)	116	1,168
City Holding Co. (Banks)	24	1,904
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	46	623
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	46	790
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	93	1,686
Cleveland-Cliffs, Inc. (Metals & Mining)(a)	373	2,697
Cloudera, Inc.* (Software)	303	2,569
Clovis Oncology, Inc.* (Biotechnology)	57	181
CNO Financial Group, Inc. (Insurance)	210	3,287
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	256	2,157
Coca-Cola Consolidated, Inc. (Beverages)	12	3,292
Codexis, Inc.* (Life Sciences Tools & Services)	69	933
Coeur Mining, Inc.* (Metals & Mining)	268	1,479
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	58	3,400
Cohen & Steers, Inc. (Capital Markets)	35	2,290
Coherus Biosciences, Inc.* (Biotechnology)	81	1,407
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	57	947
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	46	552
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	104	1,490
Columbia Banking System, Inc. (Banks)	94	3,694
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	69	1,138
Columbus McKinnon Corp. (Machinery)	35	1,313
Comfort Systems USA, Inc. (Construction & Engineering)	47	2,369
Commercial Metals Co. (Metals & Mining)	151	2,918
Community Bank System, Inc. (Banks)	70	4,745
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	24	1,162
Community Trust Bancorp, Inc. (Banks)	24	1,051
CommVault Systems, Inc.* (Software)	47	2,334
Compass Minerals International, Inc. (Metals & Mining)	47	2,655
Comtech Telecommunications Corp. (Communications Equipment)	35	1,223
Conduent, Inc.* (IT Services)	221	1,366
CONMED Corp. (Health Care Equipment & Supplies)	35	3,851
ConnectOne Bancorp, Inc. (Banks)	46	1,117
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	35	463
Continental Building Products, Inc.* (Building Products)	46	1,376
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	23	528
Cooper Tire & Rubber Co. (Auto Components)	70	1,977
Cooper-Standard Holding, Inc.* (Auto Components)	24	765
Corcept Therapeutics, Inc.* (Pharmaceuticals)	128	1,868
Corecivic, Inc. (Equity Real Estate Investment Trusts)	152	2,320
Core-Mark Holding Co., Inc. (Distributors)	58	1,770
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	12	578
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	57	561
Cornerstone OnDemand, Inc.* (Software)	70	4,100
CorVel Corp.* (Health Care Providers & Services)	12	949
Covanta Holding Corp. (Commercial Services & Supplies)	151	2,180
Cowen Group, Inc.* - Class A (Capital Markets)	35	524
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	24	3,732
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	82	2,869
CryoLife, Inc.* (Health Care Equipment & Supplies)	46	1,033
CryoPort, Inc.* (Health Care Equipment & Supplies)	35	491
CSG Systems International, Inc. (IT Services)	47	2,709
CSW Industrials, Inc. (Building Products)	24	1,661
CTS Corp. (Electronic Equipment, Instruments & Components)	46	1,227
Cubic Corp. (Aerospace & Defense)	47	3,466
Cushman & Wakefield PLC* (Real Estate Management & Development)	128	2,387
Customers Bancorp, Inc.* (Banks)	35	825
CVB Financial Corp. (Banks)	175	3,637
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	35	1,660
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	93	418
Cytokinetics, Inc.* (Biotechnology)	69	804
Cytomx Therapeutics, Inc.* (Biotechnology)	57	349
Dana Holding Corp. (Auto Components)	186	3,019
Darling Ingredients, Inc.* (Food Products)	210	4,053
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	47	1,870
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	35	5,352
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	105	4,194
Deluxe Corp. (Commercial Services & Supplies)	58	3,006
Denali Therapeutics, Inc.* (Biotechnology)	58	909
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	595	594
Denny’s Corp.* (Hotels, Restaurants & Leisure)	82	1,650
Dermira, Inc.* (Pharmaceuticals)	57	381
Designer Brands, Inc. (Specialty Retail)	81	1,337
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	116	897

	Shares	Value
Common Stocks, continued
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	81	$428
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	268	2,675
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	69	1,138
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	104	728
Digimarc Corp.* (Software)	12	427
Dillard’s, Inc. - Class A (Multiline Retail)(a)	12	828
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	46	887
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	24	1,756
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	58	2,706
DMC Global, Inc. (Machinery)	24	1,074
Domo, Inc.* (Software)	23	370
Dorman Products, Inc.* (Auto Components)	35	2,518
Douglas Dynamics, Inc. (Machinery)	35	1,639
Dril-Quip, Inc.* (Energy Equipment & Services)	47	1,927
Ducommun, Inc.* (Aerospace & Defense)	12	595
DXP Enterprises, Inc.* (Trading Companies & Distributors)	23	794
Dycom Industries, Inc.* (Construction & Engineering)	35	1,596
Eagle Bancorp, Inc. (Banks)	47	2,122
Eagle Pharmaceuticals, Inc.* (Biotechnology)	12	752
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	93	2,076
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	47	6,295
Ebix, Inc. (Software)	35	1,492
Echo Global Logistics, Inc.* (Air Freight & Logistics)	35	697
Edgewell Personal Care Co.* (Personal Products)	70	2,450
Editas Medicine, Inc.* (Biotechnology)	70	1,459
eHealth, Inc.* (Insurance)	35	2,416
El Paso Electric Co. (Electric Utilities)	58	3,869
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)(a)	82	3,671
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	35	645
EMCOR Group, Inc. (Construction & Engineering)	70	6,141
Emergent BioSolutions, Inc.* (Biotechnology)	58	3,315
Employers Holdings, Inc. (Insurance)	47	1,990
Enanta Pharmaceuticals, Inc.* (Biotechnology)	24	1,461
Encore Capital Group, Inc.* (Consumer Finance)	35	1,162
Encore Wire Corp. (Electrical Equipment)	24	1,349
Endo International PLC* (Pharmaceuticals)	291	1,336
EnerSys (Electrical Equipment)	58	3,877
Ennis, Inc. (Commercial Services & Supplies)	35	686
Enova International, Inc.* (Consumer Finance)	46	1,081
Enphase Energy, Inc.* (Electrical Equipment)	117	2,273
EnPro Industries, Inc. (Machinery)	24	1,669
Enstar Group, Ltd.* (Insurance)	12	2,411
Entercom Communications Corp. - Class A (Media)	163	567
Enterprise Financial Services Corp. (Banks)	35	1,533
Envestnet, Inc.* (Software)	58	3,624
Epizyme, Inc.* (Biotechnology)	105	1,209
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	12	938
ESCO Technologies, Inc. (Machinery)	35	2,957
Esperion Therapeutics, Inc.* (Biotechnology)	35	1,392
Essent Group, Ltd. (Thrifts & Mortgage Finance)	129	6,720
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	94	2,412
Ethan Allen Interiors, Inc. (Household Durables)	35	690
Eventbrite, Inc.* (Interactive Media & Services)	46	827
Everbridge, Inc.* (Software)	47	3,267
Everi Holdings, Inc.* (IT Services)	93	936
EVERTEC, Inc. (IT Services)	82	2,508
Evo Payments, Inc.* (IT Services)	46	1,308
Evolent Health, Inc.* (Health Care Technology)	93	709
Evoqua Water Technologies Corp.* (Machinery)	93	1,615
ExlService Holdings, Inc.* (IT Services)	47	3,273
Exponent, Inc. (Professional Services)	70	4,447
Exterran Corp.* (Energy Equipment & Services)	46	583
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)(a)	128	218
Extreme Networks, Inc.* (Communications Equipment)	151	972
EZCORP, Inc.* - Class A (Consumer Finance)	69	363
Fabrinet* (Electronic Equipment, Instruments & Components)	47	2,643
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	24	1,144
Fate Therapeutics, Inc.* (Biotechnology)	70	1,047
FB Financial Corp. (Banks)	24	904
FBL Financial Group, Inc. - Class A (Insurance)	12	689
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	12	1,016
Federal Signal Corp. (Machinery)	82	2,660
Federated Investors, Inc. - Class B (Capital Markets)	129	4,120
Ferro Corp.* (Chemicals)	104	1,158
FGL Holdings (Diversified Financial Services)	186	1,680
FibroGen, Inc.* (Biotechnology)	105	4,111

	Shares	Value
Common Stocks, continued
Financial Institutions, Inc. (Banks)	23	$723
First Bancorp (Banks)	35	1,321
First BanCorp. (Banks)	280	2,946
First Bancshares, Inc. (Banks)	23	758
First Busey Corp. (Banks)	70	1,846
First Commonwealth Financial Corp. (Banks)	128	1,804
First Community Bancshares, Inc. (Banks)	24	764
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	23	711
First Financial Bancorp (Banks)	129	3,024
First Financial Bankshares, Inc. (Banks)	175	5,824
First Financial Corp. (Banks)	12	526
First Foundation, Inc. (Banks)	46	736
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	164	6,905
First Interstate BancSystem - Class A (Banks)	47	1,972
First Merchants Corp. (Banks)	82	3,243
First Mid Bancshares, Inc. (Banks)	23	803
First Midwest Bancorp, Inc. (Banks)	140	2,876
First of Long Island Corp. (Banks)	35	820
FirstCash, Inc. (Consumer Finance)	58	4,894
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	291	1,798
Five9, Inc.* (Software)	82	4,552
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	35	1,272
Fluidigm Corp.* (Life Sciences Tools & Services)	93	458
Flushing Financial Corp. (Banks)	35	757
Focus Financial Partners, Inc.* (Capital Markets)	35	766
ForeScout Technologies, Inc.* (Software)	58	1,784
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	93	2,030
Forrester Research, Inc. (Professional Services)	12	414
Forward Air Corp. (Air Freight & Logistics)	35	2,420
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	57	620
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	93	2,664
Fox Factory Holding Corp.* (Auto Components)	47	2,864
Franklin Electric Co., Inc. (Machinery)	58	3,123
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	139	1,195
Frank’s International N.V.* (Energy Equipment & Services)	139	681
Fresh Del Monte Produce, Inc. (Food Products)	35	1,117
Freshpet, Inc.* (Food Products)	35	1,829
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	69	854
FTI Consulting, Inc.* (Professional Services)	47	5,116
Fulton Financial Corp. (Banks)	210	3,583
Funko, Inc.* (Distributors)	23	414
G1 Therapeutics, Inc.* (Biotechnology)	47	997
GameStop Corp. - Class A (Specialty Retail)(a)	128	696
Gannett Co., Inc. (Media)	139	1,508
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	57	781
GATX Corp. (Trading Companies & Distributors)	47	3,740
GCP Applied Technologies, Inc.* (Chemicals)	70	1,446
Generac Holdings, Inc.* (Electrical Equipment)	82	7,919
Genesco, Inc.* (Specialty Retail)	24	932
Genomic Health, Inc.* (Biotechnology)	35	2,334
Gentherm, Inc.* (Auto Components)	47	1,963
Genworth Financial, Inc.* - Class A (Insurance)	665	2,846
German American BanCorp, Inc. (Banks)	35	1,157
Getty Realty Corp. (Equity Real Estate Investment Trusts)	46	1,543
Gibraltar Industries, Inc.* (Building Products)	47	2,502
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	58	1,456
Glacier Bancorp, Inc. (Banks)	105	4,444
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	35	825
Glaukos Corp.* (Health Care Equipment & Supplies)	47	3,000
Global Blood Therapeutics, Inc.* (Biotechnology)	70	3,357
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	105	2,045
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	105	5,499
Glu Mobile, Inc.* (Entertainment)	151	895
Gms, Inc.* (Trading Companies & Distributors)	46	1,378
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	128	1,763
Goosehead Insurance, Inc. (Insurance)	12	614
GoPro, Inc.* - Class A (Household Durables)	163	678
Gorman-Rupp Co. (Machinery)	23	850
Gossamer Bio, Inc.* (Biotechnology)	23	473
Granite Construction, Inc. (Construction & Engineering)	58	1,365
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	70	1,302
Gray Television, Inc.* (Media)	116	1,904
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	81	871
Great Southern BanCorp, Inc. (Banks)	12	725
Great Western Bancorp, Inc. (Banks)	70	2,441
Green Dot Corp.* - Class A (Consumer Finance)	70	2,019
Greif, Inc. - Class A (Containers & Packaging)	35	1,371
Griffon Corp. (Building Products)	46	980
Group 1 Automotive, Inc. (Specialty Retail)	24	2,387
Groupon, Inc.* (Internet & Direct Marketing Retail)	595	1,654
GTT Communications, Inc.* (IT Services)	46	346

	Shares	Value
Common Stocks, continued
GUESS?, Inc. (Specialty Retail)	69	$1,156
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	210	585
H&E Equipment Services, Inc. (Trading Companies & Distributors)	46	1,561
H.B. Fuller Co. (Chemicals)	70	3,416
Haemonetics Corp.* (Health Care Equipment & Supplies)	70	8,452
Halozyme Therapeutics, Inc.* (Biotechnology)	187	2,865
Hamilton Lane, Inc. (Capital Markets)	24	1,431
Hancock Holding Co. (Banks)	117	4,563
Hanger, Inc.* (Health Care Providers & Services)	46	1,040
Hanmi Financial Corp. (Banks)	35	674
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	82	2,449
Harmonic, Inc.* (Communications Equipment)	116	902
Harsco Corp.* (Machinery)	105	2,128
Hawaiian Holdings, Inc. (Airlines)	58	1,659
Hawkins, Inc. (Chemicals)	12	513
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	164	5,702
Healthcare Services Group, Inc. (Commercial Services & Supplies)	93	2,265
HealthEquity, Inc.* (Health Care Providers & Services)	82	4,656
HealthStream, Inc.* (Health Care Technology)	35	982
Heartland Express, Inc. (Road & Rail)	58	1,212
Heartland Financial USA, Inc. (Banks)	47	2,199
Hecla Mining Co. (Metals & Mining)	630	1,449
Heidrick & Struggles International, Inc. (Professional Services)	23	655
Helen of Troy, Ltd.* (Household Durables)	35	5,241
Helios Technologies, Inc. (Machinery)	35	1,387
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	186	1,598
Herc Holdings, Inc.* (Trading Companies & Distributors)	35	1,549
Heritage Commerce Corp. (Banks)	57	685
Heritage Financial Corp. (Banks)	46	1,266
Herman Miller, Inc. (Commercial Services & Supplies)	82	3,813
Heron Therapeutics, Inc.* (Biotechnology)	93	1,976
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	46	635
Hertz Global Holdings, Inc.* (Road & Rail)	128	1,729
Heska Corp.* (Health Care Equipment & Supplies)	12	972
Hillenbrand, Inc. (Machinery)	82	2,525
Hilltop Holdings, Inc. (Banks)	93	2,172
HMS Holdings Corp.* (Health Care Technology)	117	3,825
HNI Corp. (Commercial Services & Supplies)	58	2,204
Home BancShares, Inc. (Banks)	198	3,659
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	35	1,050
Homology Medicines, Inc.* (Biotechnology)	35	460
Hope Bancorp, Inc. (Banks)	163	2,326
Horace Mann Educators Corp. (Insurance)	58	2,526
Horizon BanCorp, Inc. (Banks)	46	840
Hostess Brands, Inc.* (Food Products)	128	1,636
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	139	898
Houlihan Lokey, Inc. (Capital Markets)	47	2,221
Hub Group, Inc.* - Class A (Air Freight & Logistics)	47	2,153
Hudson, Ltd.* - Class A (Specialty Retail)	46	571
Huron Consulting Group, Inc.* (Professional Services)	35	2,315
Hyster-Yale Materials Handling, Inc. (Machinery)	12	609
IBERIABANK Corp. (Banks)	70	5,137
ICF International, Inc. (Professional Services)	24	2,057
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	23	670
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	84	2,785
IMAX Corp.* (Entertainment)	70	1,494
Immunomedics, Inc.* (Biotechnology)	233	3,728
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	24	789
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	116	1,786
Independent Bank Corp. (Banks)	47	3,858
Independent Bank Corp. (Banks)	35	788
Independent Bank Group, Inc. (Banks)	47	2,513
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	81	1,720
Infinera Corp.* (Communications Equipment)	233	1,302
Ingevity Corp.* (Chemicals)	58	4,883
Ingles Markets, Inc. (Food & Staples Retailing)	24	946
Innophos Holdings, Inc. (Chemicals)	23	750
Innospec, Inc. (Chemicals)	35	3,198
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)(a)	12	912
Innoviva, Inc.* (Pharmaceuticals)	81	941
Inogen, Inc.* (Health Care Equipment & Supplies)	24	1,306
Inovalon Holdings, Inc.* (Health Care Technology)	93	1,454
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	58	4,169
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	47	2,885
Insmed, Inc.* (Biotechnology)	105	1,952
Insperity, Inc. (Professional Services)	47	4,965
Inspire Medical Systems, Inc.* (Health Care Technology)	12	732
Installed Building Products, Inc.* (Household Durables)	35	2,283
Instructure, Inc.* (Software)	47	2,196

	Shares	Value
Common Stocks, continued
Integer Holdings Corp.* (Health Care Equipment & Supplies)	47	$3,640
Intellia Therapeutics, Inc.* (Biotechnology)	46	574
Intelsat S.A.* (Diversified Telecommunication Services)	93	2,361
Inter Parfums, Inc. (Personal Products)	24	1,858
Intercept Pharmaceuticals, Inc.* (Biotechnology)	35	2,547
InterDigital, Inc. (Communications Equipment)	47	2,521
Interface, Inc. (Commercial Services & Supplies)	81	1,347
International Bancshares Corp. (Banks)	70	2,867
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	35	880
Intersect ENT, Inc.* (Pharmaceuticals)	35	624
INTL FCStone, Inc.* (Capital Markets)	24	960
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	57	527
Intrexon Corp.* (Biotechnology)(a)	93	472
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	163	2,566
Investors Bancorp, Inc. (Banks)	303	3,651
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	12	908
Invitae Corp.* (Biotechnology)	117	1,885
Iovance Biotherapeutics, Inc.* (Biotechnology)	151	3,191
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	35	2,339
Iridium Communications, Inc.* (Diversified Telecommunication Services)	129	3,157
iRobot Corp.* (Household Durables)	35	1,682
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	198	1,988
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	81	1,054
Itron, Inc.* (Electronic Equipment, Instruments & Components)	47	3,584
J & J Snack Foods Corp. (Food Products)	24	4,578
j2 Global, Inc. (Software)	58	5,509
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	35	2,941
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	81	574
James River Group Holdings, Ltd. (Insurance)	35	1,253
Jeld-Wen Holding, Inc.* (Building Products)	93	1,589
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	23	437
John B. Sanfilippo & Son, Inc. (Food Products)	12	1,273
John Bean Technologies Corp. (Machinery)	35	3,597
K12, Inc.* (Diversified Consumer Services)	46	910
Kadant, Inc. (Machinery)	12	1,090
Kaiser Aluminum Corp. (Metals & Mining)	24	2,570
Kaman Corp. - Class A (Trading Companies & Distributors)	35	2,053
KB Home (Household Durables)	105	3,747
KBR, Inc. (IT Services)	187	5,266
Kearny Financial Corp. (Thrifts & Mortgage Finance)	104	1,459
Kelly Services, Inc. - Class A (Professional Services)	46	1,104
KEMET Corp. (Electronic Equipment, Instruments & Components)	70	1,522
Kennametal, Inc. (Machinery)	105	3,250
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	163	3,752
Kforce, Inc. (Professional Services)	35	1,432
Kimball International, Inc. - Class B (Commercial Services & Supplies)	46	937
Kinsale Capital Group, Inc. (Insurance)	24	2,537
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	105	1,871
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	35	702
Knoll, Inc. (Commercial Services & Supplies)	58	1,551
Knowles Corp.* (Electronic Equipment, Instruments & Components)	105	2,266
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	58	2,204
Koppers Holdings, Inc.* (Chemicals)	23	738
Korn/Ferry International (Professional Services)	70	2,568
Kraton Performance Polymers, Inc.* (Chemicals)	46	1,031
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	117	2,209
Kura Oncology, Inc.* (Biotechnology)	35	524
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	140	2,418
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	151	341
Lakeland Bancorp, Inc. (Banks)	58	960
Lakeland Financial Corp. (Banks)	35	1,629
Lancaster Colony Corp. (Food Products)	24	3,340
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	46	959
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	233	550
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	163	3,193
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	128	1,978
La-Z-Boy, Inc. (Household Durables)	58	2,060
LCI Industries (Auto Components)	35	3,398
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	23	796
LendingClub Corp.* (Consumer Finance)	85	1,074
Lexington Realty Trust (Equity Real Estate Investment Trusts)	303	3,297
LGI Homes, Inc.* (Household Durables)	24	1,884
LHC Group, Inc.* (Health Care Providers & Services)	35	3,884
Liberty Braves Group* - Class C (Entertainment)	46	1,353

	Shares	Value
Common Stocks, continued
Liberty Latin America, Ltd.* - Class A (Media)	58	$1,084
Liberty Latin America, Ltd.* - Class C (Media)	151	2,780
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	57	525
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	93	897
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	24	2,611
Lindsay Corp. (Machinery)	12	1,133
Lithia Motors, Inc. - Class A (Specialty Retail)	24	3,780
LivaNova PLC* (Health Care Equipment & Supplies)	58	4,102
Live Oak Bancshares, Inc. (Banks)	35	635
Livent Corp.* (Chemicals)	186	1,276
LivePerson, Inc.* (Software)	82	3,366
LiveRamp Holdings, Inc.* (IT Services)	94	3,674
Loral Space & Communications, Inc.* (Media)	12	480
Louisiana-Pacific Corp. (Paper & Forest Products)	163	4,765
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	47	2,437
Lumentum Holdings, Inc.* (Communications Equipment)	105	6,580
Luminex Corp. (Life Sciences Tools & Services)	58	1,189
Luxfer Holdings PLC (Machinery)	35	590
M.D.C. Holdings, Inc. (Household Durables)	70	2,710
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	58	1,319
M/I Homes, Inc.* (Household Durables)	35	1,546
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	117	2,506
MacroGenics, Inc.* (Biotechnology)	58	493
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	12	1,109
Magellan Health, Inc.* (Health Care Providers & Services)	24	1,558
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	128	1,257
Malibu Boats, Inc.* (Leisure Products)	23	750
Mallinckrodt PLC* (Pharmaceuticals)(a)	104	329
ManTech International Corp. - Class A (IT Services)	35	2,771
Marcus & Millichap, Inc.* (Real Estate Management & Development)	35	1,250
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	58	6,376
Marten Transport, Ltd. (Road & Rail)	46	996
Masonite International Corp.* (Building Products)	35	2,149
MasTec, Inc.* (Construction & Engineering)	82	5,161
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	139	1,933
Materion Corp. (Metals & Mining)	24	1,364
Matrix Service Co.* (Energy Equipment & Services)	35	657
Matson, Inc. (Marine)	58	2,214
Matthews International Corp. - Class A (Commercial Services & Supplies)	35	1,294
Maxar Technologies, Inc. (Aerospace & Defense)	81	688
MAXIMUS, Inc. (IT Services)	82	6,293
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	81	1,536
MBIA, Inc.* (Insurance)	104	966
McDermott International, Inc.* (Energy Equipment & Services)(a)	233	380
McGrath RentCorp (Commercial Services & Supplies)	35	2,671
Medifast, Inc. (Personal Products)	12	1,331
Medpace Holdings* (Life Sciences Tools & Services)	35	2,577
Mercantile Bank Corp. (Banks)	23	810
Mercury Systems, Inc.* (Aerospace & Defense)	70	5,155
Meredith Corp. (Media)	47	1,772
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	58	1,134
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	57	558
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	70	1,446
Meritage Homes Corp.* (Household Durables)	47	3,388
Meritor, Inc.* (Machinery)	105	2,313
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	46	1,456
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	46	1,582
MGE Energy, Inc. (Electric Utilities)	47	3,621
MGP Ingredients, Inc. (Beverages)	12	515
MicroStrategy, Inc.* - Class A (Software)	12	1,839
Middlesex Water Co. (Water Utilities)	24	1,614
Midland States BanCorp, Inc. (Banks)	23	616
Milacron Holdings Corp.* (Machinery)	93	1,555
Minerals Technologies, Inc. (Chemicals)	47	2,324
Mirati Therapeutics, Inc.* (Biotechnology)	35	3,296
Mobile Mini, Inc. (Commercial Services & Supplies)	58	2,182
MobileIron, Inc.* (Software)	128	801
Model N, Inc.* (Software)	46	1,370
Modine Manufacturing Co.* (Auto Components)	69	789
Moelis & Co. (Capital Markets)	58	2,069
Momenta Pharmaceuticals, Inc.* (Biotechnology)	128	1,981
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	12	518
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	116	1,749
Monro Muffler Brake, Inc. (Specialty Retail)	47	3,295
Moog, Inc. - Class A (Aerospace & Defense)	47	3,934

	Shares	Value
Common Stocks, continued
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	23	$599
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	104	1,331
MRC Global, Inc.* (Trading Companies & Distributors)	104	1,181
MSA Safety, Inc. (Commercial Services & Supplies)	47	5,643
MSG Networks, Inc.* - Class A (Media)	81	1,313
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	24	1,356
Mueller Industries, Inc. (Machinery)	70	2,154
Mueller Water Products, Inc. - Class A (Machinery)	210	2,457
Murphy USA, Inc.* (Specialty Retail)	35	4,128
Myers Industries, Inc. (Containers & Packaging)	46	779
Myokardia, Inc.* (Pharmaceuticals)	58	3,325
MYR Group, Inc.* (Construction & Engineering)	23	791
Myriad Genetics, Inc.* (Biotechnology)	93	3,131
Nabors Industries, Ltd. (Energy Equipment & Services)	456	844
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	46	1,040
Natera, Inc.* (Biotechnology)	70	2,696
National Bank Holdings Corp. (Banks)	35	1,204
National Beverage Corp. (Beverages)(a)	12	528
National General Holdings Corp. (Insurance)	93	1,983
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	58	4,976
National Healthcare Corp. (Health Care Providers & Services)	12	986
National Presto Industries, Inc. (Aerospace & Defense)	12	1,033
National Research Corp. (Health Care Providers & Services)	12	689
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	70	2,392
National Vision Holdings, Inc.* (Specialty Retail)	102	2,428
Natus Medical, Inc.* (Health Care Equipment & Supplies)	46	1,549
Navistar International Corp.* (Machinery)	70	2,190
NBT Bancorp, Inc. (Banks)	58	2,306
Neenah, Inc. (Paper & Forest Products)	24	1,548
Nelnet, Inc. - Class A (Consumer Finance)	24	1,470
Neogen Corp.* (Health Care Equipment & Supplies)	70	4,554
NeoGenomics, Inc.* (Life Sciences Tools & Services)	116	2,660
NETGEAR, Inc.* (Communications Equipment)	35	951
NetScout Systems, Inc.* (Communications Equipment)	93	2,252
Nevro Corp.* (Health Care Equipment & Supplies)	35	3,017
New Jersey Resources Corp. (Gas Utilities)	117	5,101
New Media Investment Group, Inc. (Media)(a)	81	714
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	104	732
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	268	1,678
Newmark Group, Inc. (Real Estate Management & Development)	186	1,975
Newpark Resources, Inc.* (Energy Equipment & Services)	116	696
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	24	1,170
NextGen Healthcare, Inc.* (Health Care Technology)	69	1,166
NIC, Inc. (IT Services)	81	1,905
Nicolet Bankshares, Inc.* (Banks)	12	828
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	46	615
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	82	2,399
Noble Corp. PLC* (Energy Equipment & Services)	326	401
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	361	708
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	58	987
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	128	2,159
Northwest Natural Holding Co. (Gas Utilities)	35	2,428
NorthWestern Corp. (Multi-Utilities)	70	5,076
Novagold Resources, Inc.* (Metals & Mining)	303	2,206
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	47	4,184
Novocure, Ltd.* (Health Care Equipment & Supplies)	105	7,522
NOW, Inc.* (Trading Companies & Distributors)	139	1,465
NuVasive, Inc.* (Health Care Equipment & Supplies)	70	4,938
NV5 Global, Inc.* (Construction & Engineering)	12	869
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	420	1,096
Oceaneering International, Inc.* (Energy Equipment & Services)	128	1,812
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	70	1,675
Office Depot, Inc. (Specialty Retail)	711	1,465
Office Properties Income Trust (Equity Real Estate Investment Trusts)	58	1,849
OFG Bancorp (Banks)	70	1,422
Oil States International, Inc.* (Energy Equipment & Services)	81	1,156
Old National Bancorp (Banks)	221	3,977
Omeros Corp.* (Pharmaceuticals)	58	919
Omnicell, Inc.* (Health Care Technology)	58	4,083
ONE Gas, Inc. (Gas Utilities)	70	6,499
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	23	653
OneSpan, Inc.* (Software)	46	861
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	58	902

	Shares	Value
Common Stocks, continued
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	70	$2,254
OPKO Health, Inc.* (Biotechnology)	443	629
Opus Bank (Banks)	23	570
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	81	692
ORBCOMM, Inc.* (Diversified Telecommunication Services)	93	373
Origin BanCorp, Inc. (Banks)	23	809
Orion Engineered Carbons SA (Chemicals)	81	1,341
Oritani Financial Corp. (Thrifts & Mortgage Finance)	46	858
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	47	3,598
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	24	1,009
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	24	2,382
Otter Tail Corp. (Electric Utilities)	47	2,664
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	24	1,653
P.H. Glatfelter Co. (Paper & Forest Products)	58	1,044
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	186	900
Pacific Premier Bancorp, Inc. (Banks)	82	2,768
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	58	2,348
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	24	1,405
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	46	1,042
Park National Corp. (Banks)	24	2,430
Parsons Corp.* (Aerospace & Defense)	24	854
Patrick Industries, Inc.* (Building Products)	35	1,729
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	117	3,280
Patterson Cos., Inc. (Health Care Providers & Services)	105	1,799
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	82	1,636
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	93	979
Peapack Gladstone Financial Corp. (Banks)	23	672
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	175	4,499
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	140	2,984
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	93	513
Pennymac Financial Services, Inc.* (Thrifts & Mortgage Finance)	35	1,090
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	93	2,129
Peoples BanCorp, Inc. (Banks)	23	752
People’s Utah BanCorp (Banks)	23	669
Perficient, Inc.* (IT Services)	47	1,842
Performance Food Group Co.* (Food & Staples Retailing)	140	5,966
Perspecta, Inc. (IT Services)	187	4,963
Petiq, Inc.* (Health Care Providers & Services)	23	569
PGT, Inc.* (Building Products)	69	1,219
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	23	551
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	81	956
Physicians Realty Trust (Equity Real Estate Investment Trusts)	245	4,574
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	163	3,658
Piper Jaffray Cos. (Capital Markets)	24	1,885
Pitney Bowes, Inc. (Commercial Services & Supplies)	233	1,025
PJT Partners, Inc. (Capital Markets)	35	1,454
Plantronics, Inc. (Communications Equipment)	46	1,813
Playags, Inc.* (Hotels, Restaurants & Leisure)	34	392
Plexus Corp.* (Electronic Equipment, Instruments & Components)	35	2,588
Plug Power, Inc.* (Electrical Equipment)(a)	303	803
PNM Resources, Inc. (Electric Utilities)	105	5,476
PolyOne Corp. (Chemicals)	105	3,365
Portland General Electric Co. (Electric Utilities)	117	6,655
Portola Pharmaceuticals, Inc.* (Biotechnology)	82	2,371
Potlatch Corp. (Equity Real Estate Investment Trusts)	82	3,483
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	35	3,189
PQ Group Holdings, Inc.* (Chemicals)	46	758
PRA Group, Inc.* (Consumer Finance)	58	1,968
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	58	831
Preferred Bank (Banks)	24	1,279
Presidio, Inc. (IT Services)	58	963
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	70	2,482
PriceSmart, Inc. (Food & Staples Retailing)	35	2,594
Primo Water Corp.* (Beverages)	46	556
Primoris Services Corp. (Construction & Engineering)	58	1,186
Principia BioPharma, Inc.* (Biotechnology)	12	424
ProAssurance Corp. (Insurance)	70	2,745
Progenics Pharmaceuticals, Inc.* (Biotechnology)	116	616
Progress Software Corp. (Software)	58	2,313
ProPetro Holding Corp.* (Energy Equipment & Services)	104	806
PROS Holdings, Inc.* (Software)	47	2,408
Proto Labs, Inc.* (Machinery)	35	3,394
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	82	2,046
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	24	4,333

	Shares	Value
Common Stocks, continued
PTC Therapeutics, Inc.* (Biotechnology)	70	$2,862
Q2 Holdings, Inc.* (Software)	47	3,360
QAD, Inc. (Software)	12	558
QCR Holdings, Inc. (Banks)	24	974
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	314	1,046
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	70	3,751
Quaker Chemical Corp. (Chemicals)	12	1,835
Qualys, Inc.* (Software)	47	4,011
Quanex Building Products Corp. (Building Products)	46	887
Quidel Corp.* (Health Care Equipment & Supplies)	47	2,674
QuinStreet, Inc.* (Interactive Media & Services)	57	731
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	104	895
R1 RCM, Inc.* (Health Care Providers & Services)	128	1,361
Ra Pharmaceuticals, Inc.* (Biotechnology)	46	2,165
Radian Group, Inc. (Thrifts & Mortgage Finance)	269	6,753
Radius Health, Inc.* (Biotechnology)	58	1,650
RadNet, Inc.* (Health Care Providers & Services)	58	906
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	139	1,924
Rapid7, Inc.* (Software)	58	2,905
Raven Industries, Inc. (Industrial Conglomerates)	46	1,604
RBC Bearings, Inc.* (Machinery)	35	5,616
RE/MAX Holdings, Inc. (Real Estate Management & Development)	23	769
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	35	554
Realogy Holdings Corp. (Real Estate Management & Development)	151	1,190
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	24	4,946
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	12	366
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	93	2,026
Redfin Corp.* (Real Estate Management & Development)	117	2,035
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	128	2,092
Regenxbio, Inc.* (Biotechnology)	47	1,677
Regis Corp.* (Diversified Consumer Services)	35	721
Renasant Corp. (Banks)	70	2,429
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	46	752
Rent-A-Center, Inc. (Specialty Retail)	58	1,500
Repligen Corp.* (Biotechnology)	58	4,610
Republic Bancorp, Inc. (Banks)	12	534
Resources Connection, Inc. (Professional Services)	35	513
Restoration Hardware, Inc.* (Specialty Retail)	24	4,360
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	151	2,818
Retail Value, Inc. (Equity Real Estate Investment Trusts)	24	879
Retrophin, Inc.* (Biotechnology)	58	696
Revance Therapeutics, Inc.* (Pharmaceuticals)	57	893
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	140	6,732
Rexnord Corp.* (Machinery)	140	3,961
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	35	746
Rite Aid Corp.* (Food & Staples Retailing)(a)	69	635
RLI Corp. (Insurance)	47	4,574
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	221	3,627
Rocket Pharmaceuticals, Inc.* (Biotechnology)	34	494
Rogers Corp.* (Electronic Equipment, Instruments & Components)	24	3,252
Rosetta Stone, Inc.* (Entertainment)	23	441
RPC, Inc. (Energy Equipment & Services)	81	335
RPT Realty (Equity Real Estate Investment Trusts)	104	1,508
Rubius Therapeutics, Inc.* (Biotechnology)(a)	46	407
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	35	1,529
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	35	720
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	58	4,882
S&T Bancorp, Inc. (Banks)	47	1,770
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	233	5,732
Safety Insurance Group, Inc. (Insurance)	24	2,333
Saia, Inc.* (Road & Rail)	35	3,123
SailPoint Technologies Holding, Inc.* (Software)	117	2,265
Sally Beauty Holdings, Inc.* (Specialty Retail)	163	2,527
Sanderson Farms, Inc. (Food Products)	24	3,715
Sandy Spring Bancorp, Inc. (Banks)	47	1,622
Sangamo BioSciences, Inc.* (Biotechnology)	151	1,367
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	93	2,858
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	12	642
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	35	1,131
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	35	747
Scholastic Corp. (Media)	35	1,348
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	35	1,417
Science Applications International Corp. (IT Services)	82	6,775
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	70	1,679

	Shares	Value
Common Stocks, continued
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	59	$1,877
Seacoast Banking Corp. of Florida* (Banks)	70	1,960
SEACOR Holdings, Inc.* (Energy Equipment & Services)	24	1,030
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	70	1,849
Select Energy Services, Inc.* (Energy Equipment & Services)	81	616
Select Medical Holdings Corp.* (Health Care Providers & Services)	139	2,533
Selective Insurance Group, Inc. (Insurance)	82	5,667
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	104	1,674
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	82	4,138
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	314	3,116
Sensient Technologies Corp. (Chemicals)	58	3,628
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	47	2,044
ServisFirst Bancshares, Inc. (Banks)	58	2,030
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	35	2,880
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	58	1,865
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	104	1,505
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	24	974
Signet Jewelers, Ltd. (Specialty Retail)	69	1,107
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	58	6,162
Simmons First National Corp. - Class A (Banks)	117	2,799
Simply Good Foods Co.* (Food Products)	93	2,282
Simpson Manufacturing Co., Inc. (Building Products)	58	4,793
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	58	5,108
SJW Corp. (Water Utilities)	35	2,532
Skyline Corp.* (Household Durables)	70	1,976
SkyWest, Inc. (Airlines)	70	4,168
Sleep Number Corp.* (Specialty Retail)	35	1,684
SM Energy Co. (Oil, Gas & Consumable Fuels)	151	1,184
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	35	372
Sonic Automotive, Inc. - Class A (Specialty Retail)	35	1,128
Sonos, Inc.* (Household Durables)	93	1,216
South Jersey Industries, Inc. (Gas Utilities)	117	3,763
South State Corp. (Banks)	47	3,706
Southside Bancshares, Inc. (Banks)	46	1,585
Southwest Gas Corp. (Gas Utilities)	70	6,111
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	712	1,460
SP Plus Corp.* (Commercial Services & Supplies)	35	1,546
Spark Therapeutics, Inc.* (Biotechnology)	47	5,132
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	139	1,079
Spire, Inc. (Gas Utilities)	70	5,884
Spirit Airlines, Inc.* (Airlines)	94	3,531
SPS Commerce, Inc.* (Software)	48	2,533
SPX Corp.* (Machinery)	58	2,641
SPX FLOW, Inc.* (Machinery)	58	2,626
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	314	980
STAAR Surgical Co.* (Health Care Equipment & Supplies)	58	1,901
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	163	5,060
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	24	2,027
Standard Motor Products, Inc. (Auto Components)	24	1,257
Standex International Corp. (Machinery)	12	909
State Auto Financial Corp. (Insurance)	24	794
Steelcase, Inc. - Class A (Commercial Services & Supplies)	116	2,027
Stemline Therapeutics, Inc.* (Biotechnology)	46	460
Stepan Co. (Chemicals)	24	2,345
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	117	4,818
Stewart Information Services Corp. (Insurance)	35	1,432
Stifel Financial Corp. (Capital Markets)	94	5,262
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)(a)	58	1,326
Stock Yards BanCorp, Inc. (Banks)	24	959
Stoneridge, Inc.* (Auto Components)	35	1,081
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	70	1,448
Strategic Education, Inc. (Diversified Consumer Services)	24	2,953
Sturm, Ruger & Co., Inc. (Leisure Products)	24	1,098
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	139	1,704
Summit Materials, Inc.* - Class A (Construction Materials)	151	3,463
SunCoke Energy, Inc.* (Metals & Mining)	116	614
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	81	710
Sunrun, Inc.* (Electrical Equipment)	140	2,176
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	303	4,094
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	70	1,945
SurModics, Inc.* (Health Care Equipment & Supplies)	12	570
SVMK, Inc.* (Software)	105	1,932
Sykes Enterprises, Inc.* (IT Services)	47	1,452
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	47	1,979
Syneos Health, Inc.* (Life Sciences Tools & Services)	82	4,112
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	24	1,223

	Shares	Value
Common Stocks, continued
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	24	$1,090
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	23	495
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	70	4,311
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)(a)	116	1,870
Taylor Morrison Home Corp.* - Class A (Household Durables)	140	3,507
Team, Inc.* (Commercial Services & Supplies)	35	636
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	47	5,710
TechTarget, Inc.* (Media)	35	854
TEGNA, Inc. (Media)	280	4,207
Teladoc, Inc.* (Health Care Technology)	94	7,199
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)(a)	128	1,020
Tenable Holdings, Inc.* (Software)	46	1,159
Tenet Healthcare Corp.* (Health Care Providers & Services)	140	3,548
Tennant Co. (Machinery)	24	1,858
Tenneco, Inc. (Auto Components)	69	869
Terex Corp. (Machinery)	82	2,259
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	93	1,579
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	82	4,626
Tetra Tech, Inc. (Commercial Services & Supplies)	70	6,123
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	94	5,311
TG Therapeutics, Inc.* (Biotechnology)	104	710
The Andersons, Inc. (Food & Staples Retailing)	46	847
The Bancorp, Inc.* (Banks)	69	752
The Boston Beer Co., Inc.* - Class A (Beverages)	12	4,493
The Brink’s Co. (Commercial Services & Supplies)	70	5,947
The Buckle, Inc. (Specialty Retail)	35	732
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	58	2,424
The Children’s Place, Inc. (Specialty Retail)	24	1,966
The E.W. Scripps Co. - Class A (Media)	69	927
The Ensign Group, Inc. (Health Care Providers & Services)	70	2,958
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	151	2,298
The Greenbrier Cos., Inc. (Machinery)	46	1,347
The Manitowoc Co., Inc.* (Machinery)	46	587
The Marcus Corp. (Entertainment)	35	1,264
The Medicines Co.* (Pharmaceuticals)	94	4,934
The Michaels Cos., Inc.* (Specialty Retail)	116	1,013
The Providence Service Corp.* (Health Care Providers & Services)	12	766
The St Joe Co.* (Real Estate Management & Development)	46	853
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	256	681
Theravance Biopharma, Inc.* (Pharmaceuticals)	58	935
Thermon Group Holdings, Inc.* (Electrical Equipment)	46	1,096
Third Point Reinsurance, Ltd.* (Insurance)	93	883
Tidewater, Inc.* (Energy Equipment & Services)	46	747
Tivity Health, Inc.* (Health Care Providers & Services)	58	940
TiVo Corp. (Software)	163	1,327
Tompkins Financial Corp. (Banks)	24	2,100
Tootsie Roll Industries, Inc. (Food Products)	24	823
TopBuild Corp.* (Household Durables)	47	4,884
TowneBank (Banks)	82	2,303
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	70	1,416
TPI Composites, Inc.* (Electrical Equipment)	35	719
Tredegar Corp. (Chemicals)	35	696
Trex Co., Inc.* (Building Products)	82	7,208
TRI Pointe Group, Inc.* (Household Durables)	186	2,928
Tricida, Inc.* (Pharmaceuticals)	24	898
TriCo Bancshares (Banks)	35	1,317
TriMas Corp.* (Machinery)	58	1,875
TriNet Group, Inc.* (Professional Services)	58	3,073
Trinseo SA (Chemicals)	58	2,465
Triple-S Management Corp.* (Health Care Providers & Services)	24	363
Tristate Capital Holdings, Inc.* (Banks)	35	809
Triton International, Ltd. (Trading Companies & Distributors)	70	2,569
Triumph BanCorp, Inc.* (Banks)	35	1,136
Triumph Group, Inc. (Aerospace & Defense)	70	1,454
Tronox Holdings PLC - Class A (Chemicals)	128	1,087
TrueBlue, Inc.* (Professional Services)	46	1,053
TrueCar, Inc.* (Interactive Media & Services)	139	456
Trupanion, Inc.* (Insurance)	35	830
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	128	1,106
Trustmark Corp. (Banks)	82	2,814
TTEC Holdings, Inc. (IT Services)	24	1,137
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	128	1,499
Tucows, Inc.* (IT Services)	12	666
Tupperware Brands Corp. (Household Durables)	58	559
Tutor Perini Corp.* (Construction & Engineering)	46	712
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	23	577
Twist Bioscience Corp.* (Biotechnology)	23	548
U.S. Concrete, Inc.* (Construction Materials)	24	1,254
U.S. Ecology, Inc. (Commercial Services & Supplies)	24	1,494
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	12	1,698
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	93	415

	Shares	Value
Common Stocks, continued
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	46	$983
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	70	2,810
UMB Financial Corp. (Banks)	58	3,785
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	46	687
UniFirst Corp. (Commercial Services & Supplies)	24	4,820
Unisys Corp.* (IT Services)	69	708
Unit Corp.* (Energy Equipment & Services)	70	143
United Bankshares, Inc. (Banks)	129	5,101
United Community Banks, Inc. (Banks)	105	3,172
United Community Financial Corp. (Thrifts & Mortgage Finance)	57	649
United Fire Group, Inc. (Insurance)	24	1,092
United Natural Foods, Inc.* (Food & Staples Retailing)	69	518
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	244	1,688
Unitil Corp. (Multi-Utilities)	24	1,494
Universal Corp. (Tobacco)	35	1,918
Universal Electronics, Inc.* (Household Durables)	24	1,251
Universal Forest Products, Inc. (Building Products)	82	4,130
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	12	1,431
Universal Insurance Holdings, Inc. (Insurance)	35	949
Univest Corp. of Pennsylvania (Banks)	35	901
Upland Software, Inc.* (Software)	35	1,312
Upwork, Inc.* (Professional Services)	69	1,038
Urban Edge Properties (Equity Real Estate Investment Trusts)	151	3,188
Urogen Pharma, Ltd.* (Biotechnology)	24	543
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	35	852
USANA Health Sciences, Inc.* (Personal Products)	24	1,779
Valley National Bancorp (Banks)	420	4,864
Vanda Pharmaceuticals, Inc.* (Biotechnology)	69	932
Varex Imaging Corp.* (Health Care Equipment & Supplies)	46	1,380
Varonis Systems, Inc.* (Software)	35	2,504
Vector Group, Ltd. (Tobacco)	145	1,769
Vectrus, Inc.* (Aerospace & Defense)	12	549
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	57	777
Veracyte, Inc.* (Biotechnology)	58	1,330
Vericel Corp.* (Biotechnology)	58	920
Verint Systems, Inc.* (Software)	82	3,722
Veritex Holdings, Inc. (Banks)	70	1,723
Verra Mobility Corp.* - Class C (IT Services)	128	1,837
Verso Corp.* - Class A (Paper & Forest Products)	46	673
Viad Corp. (Commercial Services & Supplies)	24	1,464
Viavi Solutions, Inc.* (Communications Equipment)	303	4,837
Vicor Corp.* (Electrical Equipment)	23	836
ViewRay, Inc.* (Health Care Equipment & Supplies)	93	242
Viking Therapeutics, Inc.* (Biotechnology)	81	524
Virtus Investment Partners, Inc. (Capital Markets)	12	1,302
Virtusa Corp.* (IT Services)	35	1,305
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	175	3,526
Vista Outdoor, Inc.* (Leisure Products)	69	462
Visteon Corp.* (Auto Components)	35	3,256
Vocera Communications, Inc.* (Health Care Technology)	35	697
Vonage Holdings Corp.* (Diversified Telecommunication Services)	292	2,853
Voyager Therapeutics, Inc.* (Biotechnology)	35	539
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	128	516
Wabash National Corp. (Machinery)	69	984
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	93	1,540
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	35	2,205
Warrior Met Coal, Inc. (Metals & Mining)	70	1,364
Washington Federal, Inc. (Thrifts & Mortgage Finance)	105	3,828
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)(a)	244	1,030
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	105	3,257
Washington Trust BanCorp, Inc. (Banks)	24	1,226
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	35	652
Watford Holdings, Ltd.* (Insurance)	23	620
Watts Water Technologies, Inc. - Class A (Machinery)	35	3,264
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	35	885
WD-40 Co. (Household Products)	24	4,498
Welbilt, Inc.* (Machinery)	175	3,318
Werner Enterprises, Inc. (Road & Rail)	58	2,117
WesBanco, Inc. (Banks)	70	2,631
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	69	760
Westamerica Bancorp (Banks)	35	2,311
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	57	572
Whitestone REIT (Equity Real Estate Investment Trusts)	46	655
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	116	735
William Lyon Homes* - Class A (Household Durables)	46	890
Willscot Corp.* (Construction & Engineering)	69	1,087
Wingstop, Inc. (Hotels, Restaurants & Leisure)	35	2,920
Winnebago Industries, Inc. (Automobiles)	35	1,682
WisdomTree Investments, Inc. (Capital Markets)	174	889

	Shares	Value
Common Stocks, continued
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	117	$3,473
Workiva, Inc.* (Software)	47	1,958
World Acceptance Corp.* (Consumer Finance)	12	1,246
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	82	3,424
Worthington Industries, Inc. (Metals & Mining)	47	1,730
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	163	3,390
WSFS Financial Corp. (Thrifts & Mortgage Finance)	70	2,952
WW International, Inc.* (Diversified Consumer Services)	58	2,022
Xencor, Inc.* (Biotechnology)	58	1,984
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	151	3,179
Xperi Corp. (Semiconductors & Semiconductor Equipment)	70	1,421
Yelp, Inc.* (Interactive Media & Services)	94	3,245
Yeti Holdings, Inc.* (Leisure Products)(a)	35	1,166
Yext, Inc.* (Software)	117	1,926
Y-mAbs Therapeutics, Inc.* (Biotechnology)	23	716
York Water Co. (Water Utilities)	12	528
ZIOPHARM Oncology, Inc.* (Biotechnology)(a)	210	886
ZixCorp.* (Software)	69	456
Zogenix, Inc.* (Pharmaceuticals)	58	2,590
Zumiez, Inc.* (Specialty Retail)	23	734
Zuora, Inc.* - Class A (Software)	116	1,653
TOTAL COMMON STOCKS (Cost $1,551,256)		2,346,009

Contingent Right (NM)
A. Schulman, Inc.*+(b) (Chemicals)	204	107
TOTAL CONTINGENT RIGHT (Cost $408)		107

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $–)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (28.6%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $1,736,077	$1,736,000	$1,736,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,736,000)		1,736,000

	Shares	Value
Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(e)	3,135	$3,135
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(e)	3,937	3,937
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(e)	12,867	12,867
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,939)		19,939

TOTAL INVESTMENT SECURITIES (Cost $3,307,603) - 67.5%		4,102,055
Net other assets (liabilities) - 32.5%		1,976,613

NET ASSETS - 100.0%		$6,078,668

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $18,880.
(b)

No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $241,000.

(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	12/23/19	$78,145	$(804)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/19	1.91%	$2,697,382	$(4,701)
Russell 2000 Index	UBS AG	11/27/19	1.66%	914,945	(5,556)
				$3,612,327	$(10,257)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$33,321	0.5%
Air Freight & Logistics	7,732	0.1%
Airlines	11,366	0.2%
Auto Components	27,497	0.5%
Automobiles	1,682	NM
Banks	226,377	3.6%
Beverages	9,384	0.2%
Biotechnology	144,901	2.4%
Building Products	41,856	0.7%
Capital Markets	33,562	0.6%
Chemicals	45,796	0.8%
Commercial Services & Supplies	71,737	1.2%
Communications Equipment	26,941	0.4%
Construction & Engineering	26,042	0.4%
Construction Materials	4,717	0.1%
Consumer Finance	15,277	0.3%
Containers & Packaging	2,150	NM
Distributors	2,184	NM
Diversified Consumer Services	18,946	0.3%
Diversified Financial Services	5,117	0.1%
Diversified Telecommunication Services	14,690	0.2%
Electric Utilities	28,309	0.5%
Electrical Equipment	24,630	0.4%
Electronic Equipment, Instruments & Components	61,252	1.0%
Energy Equipment & Services	19,447	0.3%
Entertainment	6,094	0.1%
Equity Real Estate Investment Trusts	182,235	3.0%
Food & Staples Retailing	16,723	0.3%
Food Products	29,863	0.5%
Gas Utilities	32,061	0.5%
Health Care Equipment & Supplies	88,200	1.5%
Health Care Providers & Services	45,304	0.7%
Health Care Technology	24,488	0.4%
Hotels, Restaurants & Leisure	62,355	1.0%
Household Durables	46,476	0.8%
Household Products	6,138	0.1%
Independent Power and Renewable Electricity Producers	10,933	0.2%
Industrial Conglomerates	1,604	NM
Insurance	53,947	0.9%
Interactive Media & Services	10,365	0.2%
Internet & Direct Marketing Retail	7,375	0.1%
IT Services	57,744	0.9%
Leisure Products	7,640	0.1%
Life Sciences Tools & Services	17,215	0.3%
Machinery	95,293	1.6%
Marine	2,214	NM
Media	19,458	0.3%
Metals & Mining	29,021	0.5%
Mortgage Real Estate Investment Trusts	32,466	0.5%
Multiline Retail	1,825	NM
Multi-Utilities	16,973	0.3%
Oil, Gas & Consumable Fuels	46,142	0.8%
Paper & Forest Products	11,093	0.2%
Personal Products	7,418	0.1%
Pharmaceuticals	40,674	0.7%
Professional Services	38,170	0.6%
Real Estate Management & Development	16,623	0.3%
Road & Rail	12,624	0.2%
Semiconductors & Semiconductor Equipment	65,057	1.1%
Software	110,116	1.8%
Specialty Retail	58,784	1.0%
Technology Hardware, Storage & Peripherals	3,609	0.1%
Textiles, Apparel & Luxury Goods	23,044	0.4%
Thrifts & Mortgage Finance	52,064	0.9%
Tobacco	3,687	0.1%
Trading Companies & Distributors	33,291	0.5%
Water Utilities	12,392	0.2%
Wireless Telecommunication Services	2,405	NM
Other **	3,732,552	61.4%
Total	$6,078,668	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (100.0%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,075	$38,672
8x8, Inc.* (Software)	3,427	66,210
AAON, Inc. (Building Products)	911	44,329
AAR Corp. (Aerospace & Defense)	547	22,837
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,663	46,531
Acorda Therapeutics, Inc.* (Biotechnology)	761	1,256
Actuant Corp. - Class A (Machinery)	982	24,324
Addus Homecare Corp.* (Health Care Providers & Services)	454	38,231
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	556	32,860
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,498	107,988
Aerovironment, Inc.* (Aerospace & Defense)	747	43,311
Agilysys, Inc.* (Software)	701	17,658
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,449	114,137
AK Steel Holding Corp.* (Metals & Mining)	6,552	15,463
Akorn, Inc.* (Pharmaceuticals)	1,303	6,502
Alarm.com Holdings, Inc.* (Software)	755	37,297
Albany International Corp. - Class A (Machinery)	1,059	88,935
Allegiance Bancshares, Inc.* (Banks)	464	15,433
Allegiant Travel Co. (Airlines)	455	76,136
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	923	45,190
American Equity Investment Life Holding Co. (Insurance)	1,475	36,403
American Public Education, Inc.* (Diversified Consumer Services)	556	12,076
American States Water Co. (Water Utilities)	865	82,288
AMERISAFE, Inc. (Insurance)	448	28,461
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,611	94,663
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,188	22,946
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,292	19,768
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	322	25,151
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	734	43,923
Archrock, Inc. (Energy Equipment & Services)	4,405	42,464
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,083	3,693
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,827	34,238
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,144	19,139
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	3,288	131,684
Asbury Automotive Group, Inc.* (Specialty Retail)	313	32,280
ATN International, Inc. (Diversified Telecommunication Services)	376	22,270
Avista Corp. (Multi-Utilities)	1,072	51,488
Avon Products, Inc.* (Personal Products)	15,299	65,633
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	523	10,026
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	901	26,174
AZZ, Inc. (Electrical Equipment)	641	24,864
B&G Foods, Inc. - Class A (Food Products)(a)	1,466	22,796
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	533	30,807
Balchem Corp. (Chemicals)	614	62,143
Barnes Group, Inc. (Machinery)	706	41,266
BioTelemetry, Inc.* (Health Care Providers & Services)	1,170	46,051
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	706	27,951
Blucora, Inc.* (Capital Markets)	1,684	36,425
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	334	5,952
Boot Barn Holdings, Inc.* (Specialty Retail)	688	24,114
Bottomline Technologies, Inc.* (Software)	1,318	53,972
Brady Corp. - Class A (Commercial Services & Supplies)	1,161	65,411
Brookline Bancorp, Inc. (Banks)	1,459	22,906
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,492	105,835
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,001	151,272
Cadence Bancorp. (Banks)	1,820	27,992
CalAmp Corp.* (Communications Equipment)	706	7,921
Calavo Growers, Inc. (Food Products)	379	32,871
California Water Service Group (Water Utilities)	948	53,060
Callaway Golf Co. (Leisure Products)	2,241	45,313
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	7,856	29,853
Cal-Maine Foods, Inc. (Food Products)	451	17,990
Cambrex Corp.* (Life Sciences Tools & Services)	826	49,337
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,218	54,225
Cardtronics PLC* - Class A (IT Services)	1,266	43,373
Care.com, Inc.* (Interactive Media & Services)	970	11,330
Career Education Corp.* (Diversified Consumer Services)	2,419	34,253
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,298	79,944
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,192	23,493
Cavco Industries, Inc.* (Household Durables)	295	56,537
Central Pacific Financial Corp. (Banks)	514	14,865
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	334	9,091

	Shares	Value
Common Stocks, continued
Chart Industries, Inc.* (Machinery)	569	$33,360
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	509	16,861
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	373	9,090
City Holding Co. (Banks)	567	44,986
Cleveland-Cliffs, Inc. (Metals & Mining)(a)	4,775	34,523
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	962	56,412
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	638	10,604
Comfort Systems USA, Inc. (Construction & Engineering)	699	35,237
Community Bank System, Inc. (Banks)	1,779	120,581
Community Health Systems, Inc.* (Health Care Providers & Services)	1,749	6,191
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	630	30,505
Computer Programs & Systems, Inc. (Health Care Technology)	208	4,799
CONMED Corp. (Health Care Equipment & Supplies)	976	107,380
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	395	5,226
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,364	5,456
Corcept Therapeutics, Inc.* (Pharmaceuticals)	3,532	51,532
CorVel Corp.* (Health Care Providers & Services)	312	24,685
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	2,162	75,648
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,294	29,050
CSG Systems International, Inc. (IT Services)	490	28,244
CTS Corp. (Electronic Equipment, Instruments & Components)	1,127	30,068
Cubic Corp. (Aerospace & Defense)	570	42,032
Cutera, Inc.* (Health Care Equipment & Supplies)	229	7,214
CVB Financial Corp. (Banks)	2,160	44,885
Cytokinetics, Inc.* (Biotechnology)	1,093	12,733
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,062	42,246
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	16,207	16,176
Designer Brands, Inc. (Specialty Retail)	1,047	17,276
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	4,352	43,433
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	1,217	8,519
DineEquity, Inc. (Hotels, Restaurants & Leisure)	592	43,305
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	684	31,909
DMC Global, Inc. (Machinery)	506	22,638
Dorman Products, Inc.* (Auto Components)	1,005	72,310
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	395	5,889
DXP Enterprises, Inc.* (Trading Companies & Distributors)	555	19,159
Eagle Pharmaceuticals, Inc.* (Biotechnology)	350	21,945
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	2,458	54,863
Ebix, Inc. (Software)	429	18,288
eHealth, Inc.* (Insurance)	693	47,845
El Paso Electric Co. (Electric Utilities)	748	49,899
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	710	8,250
Emergent BioSolutions, Inc.* (Biotechnology)	923	52,759
Enanta Pharmaceuticals, Inc.* (Biotechnology)	552	33,606
Endo International PLC* (Pharmaceuticals)	6,951	31,905
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	239	18,673
Era Group, Inc.* (Energy Equipment & Services)	319	3,085
ESCO Technologies, Inc. (Machinery)	896	75,703
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	1,682	43,160
EVERTEC, Inc. (IT Services)	1,319	40,348
ExlService Holdings, Inc.* (IT Services)	496	34,536
Exponent, Inc. (Professional Services)	1,792	113,846
Extreme Networks, Inc.* (Communications Equipment)	2,081	13,402
Fabrinet* (Electronic Equipment, Instruments & Components)	776	43,635
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	311	14,828
Federal Signal Corp. (Machinery)	1,168	37,890
Ferro Corp.* (Chemicals)	988	10,996
FGL Holdings (Diversified Financial Services)	1,700	15,351
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	360	3,094
First BanCorp. (Banks)	3,823	40,218
First Midwest Bancorp, Inc. (Banks)	2,097	43,072
Forrester Research, Inc. (Professional Services)	366	12,620
Forward Air Corp. (Air Freight & Logistics)	626	43,300
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,362	67,671
Fox Factory Holding Corp.* (Auto Components)	1,326	80,806
Franklin Electric Co., Inc. (Machinery)	1,327	71,459
FutureFuel Corp. (Chemicals)	453	5,585
GCP Applied Technologies, Inc.* (Chemicals)	761	15,722
Genomic Health, Inc.* (Biotechnology)	568	37,874
Gentherm, Inc.* (Auto Components)	784	32,748
Getty Realty Corp. (Equity Real Estate Investment Trusts)	683	22,908
Gibraltar Industries, Inc.* (Building Products)	689	36,675

	Shares	Value
Common Stocks, continued
Glacier Bancorp, Inc. (Banks)	2,957	$125,139
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,226	23,882
Glu Mobile, Inc.* (Entertainment)	2,879	17,072
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	928	17,261
Great Western Bancorp, Inc. (Banks)	904	31,522
Greenhill & Co., Inc. (Capital Markets)	334	5,411
GUESS?, Inc. (Specialty Retail)	1,472	24,656
Hanger, Inc.* (Health Care Providers & Services)	667	15,081
Harmonic, Inc.* (Communications Equipment)	3,090	24,040
Harsco Corp.* (Machinery)	2,769	56,128
Hawaiian Holdings, Inc. (Airlines)	735	21,028
Hawkins, Inc. (Chemicals)	328	14,022
HCI Group, Inc. (Insurance)	226	9,503
HealthStream, Inc.* (Health Care Technology)	503	14,114
Heartland Express, Inc. (Road & Rail)	967	20,210
Heidrick & Struggles International, Inc. (Professional Services)	351	9,989
Heritage Financial Corp. (Banks)	712	19,601
Heska Corp.* (Health Care Equipment & Supplies)	244	19,769
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	3,763	3,989
Hillenbrand, Inc. (Machinery)	907	27,927
HMS Holdings Corp.* (Health Care Technology)	3,013	98,495
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	421	12,634
Hub Group, Inc.* - Class A (Air Freight & Logistics)	507	23,221
Independent Bank Corp. (Banks)	1,185	97,265
Innospec, Inc. (Chemicals)	846	77,292
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)(a)	390	29,640
Innoviva, Inc.* (Pharmaceuticals)	2,305	26,784
Inogen, Inc.* (Health Care Equipment & Supplies)	353	19,216
Insteel Industries, Inc. (Building Products)	349	6,655
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,127	87,275
Inter Parfums, Inc. (Personal Products)	607	47,000
Iridium Communications, Inc.* (Diversified Telecommunication Services)	3,342	81,779
iRobot Corp.* (Household Durables)	970	46,618
J & J Snack Foods Corp. (Food Products)	313	59,708
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,479	10,486
John B. Sanfilippo & Son, Inc. (Food Products)	138	14,645
John Bean Technologies Corp. (Machinery)	569	58,476
Kaiser Aluminum Corp. (Metals & Mining)	555	59,429
Kaman Corp. - Class A (Trading Companies & Distributors)	435	25,521
KEMET Corp. (Electronic Equipment, Instruments & Components)	2,003	43,545
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	317	6,356
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	721	5,725
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,538	33,190
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,609	61,142
Korn/Ferry International (Professional Services)	1,160	42,560
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	889	18,536
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	337	11,660
LHC Group, Inc.* (Health Care Providers & Services)	655	72,685
Lindsay Corp. (Machinery)	166	15,672
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	926	6,010
LivePerson, Inc.* (Software)	1,347	55,294
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	934	48,428
Luminex Corp. (Life Sciences Tools & Services)	1,447	29,656
Marcus & Millichap, Inc.* (Real Estate Management & Development)	810	28,933
Materion Corp. (Metals & Mining)	459	26,090
Matson, Inc. (Marine)	1,480	56,506
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,364	25,861
Medifast, Inc. (Personal Products)	408	45,264
Medpace Holdings* (Life Sciences Tools & Services)	937	68,991
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,472	14,411
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,904	39,327
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	139	31,657
MGP Ingredients, Inc. (Beverages)	288	12,352
MicroStrategy, Inc.* - Class A (Software)	152	23,294
Mobile Mini, Inc. (Commercial Services & Supplies)	1,544	58,085
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,248	34,799
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	221	9,545
Monro Muffler Brake, Inc. (Specialty Retail)	1,146	80,346
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	384	10,003
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	272	15,363
Myriad Genetics, Inc.* (Biotechnology)	1,352	45,522
Nabors Industries, Ltd. (Energy Equipment & Services)	5,713	10,569
National Bank Holdings Corp. (Banks)	635	21,844
National Beverage Corp. (Beverages)(a)	226	9,935

	Shares	Value
Common Stocks, continued
National Presto Industries, Inc. (Aerospace & Defense)	173	$14,894
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	2,045	69,878
Natus Medical, Inc.* (Health Care Equipment & Supplies)	681	22,936
Neogen Corp.* (Health Care Equipment & Supplies)	1,808	117,627
NeoGenomics, Inc.* (Life Sciences Tools & Services)	3,584	82,182
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,711	23,231
NextGen Healthcare, Inc.* (Health Care Technology)	1,668	28,198
NIC, Inc. (IT Services)	1,062	24,978
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,099	32,146
Noble Corp. PLC* (Energy Equipment & Services)	3,696	4,546
Northwest Natural Holding Co. (Gas Utilities)	693	48,066
Office Properties Income Trust (Equity Real Estate Investment Trusts)	896	28,564
OFG Bancorp (Banks)	815	16,553
Old National Bancorp (Banks)	5,945	106,980
Omnicell, Inc.* (Health Care Technology)	1,437	101,150
OneSpan, Inc.* (Software)	755	14,126
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,682	54,160
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	956	8,164
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	427	17,947
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	253	25,108
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	393	27,062
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	952	38,546
Park Aerospace Corp. (Aerospace & Defense)	350	5,947
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	464	11,043
Perficient, Inc.* (IT Services)	1,134	44,453
PGT, Inc.* (Building Products)	1,091	19,267
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	330	7,907
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	630	57,399
Preferred Bank (Banks)	216	11,515
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,978	15,813
Progress Software Corp. (Software)	1,052	41,954
ProPetro Holding Corp.* (Energy Equipment & Services)	2,839	22,002
Proto Labs, Inc.* (Machinery)	928	89,987
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	8,210	27,339
Quaker Chemical Corp. (Chemicals)	447	68,337
Qualys, Inc.* (Software)	709	60,499
QuinStreet, Inc.* (Interactive Media & Services)	1,582	20,297
Raven Industries, Inc. (Industrial Conglomerates)	1,240	43,251
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,868	63,203
Regenxbio, Inc.* (Biotechnology)	1,079	38,510
Regis Corp.* (Diversified Consumer Services)	848	17,469
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,344	21,961
Restoration Hardware, Inc.* (Specialty Retail)	270	49,059
RLI Corp. (Insurance)	1,375	133,816
Rogers Corp.* (Electronic Equipment, Instruments & Components)	429	58,122
RPC, Inc. (Energy Equipment & Services)	602	2,492
RPT Realty (Equity Real Estate Investment Trusts)	1,746	25,317
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	957	19,695
S&T Bancorp, Inc. (Banks)	655	24,664
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	252	13,492
Seacoast Banking Corp. of Florida* (Banks)	1,775	49,700
ServisFirst Bancshares, Inc. (Banks)	684	23,940
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,056	86,888
Shoe Carnival, Inc. (Specialty Retail)	320	10,621
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	335	13,594
Simpson Manufacturing Co., Inc. (Building Products)	687	56,775
Sleep Number Corp.* (Specialty Retail)	1,011	48,649
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	323	9,593
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,894	30,217
SPS Commerce, Inc.* (Software)	1,202	63,430
SPX Corp.* (Machinery)	1,520	69,221
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	563	47,534
Standard Motor Products, Inc. (Auto Components)	347	18,169
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,266	52,134
Strategic Education, Inc. (Diversified Consumer Services)	758	93,257
Sturm, Ruger & Co., Inc. (Leisure Products)	367	16,794
SunCoke Energy, Inc.* (Metals & Mining)	3,145	16,637
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,811	50,328
SurModics, Inc.* (Health Care Equipment & Supplies)	467	22,187
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	678	34,537
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	655	29,750

	Shares	Value
Common Stocks, continued
Tailored Brands, Inc. (Specialty Retail)(a)	1,740	$8,074
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	298	6,416
TechTarget, Inc.* (Media)	515	12,566
Tennant Co. (Machinery)	302	23,384
The Children’s Place, Inc. (Specialty Retail)	539	44,149
The E.W. Scripps Co. - Class A (Media)	1,878	25,231
The Ensign Group, Inc. (Health Care Providers & Services)	1,731	73,136
The Marcus Corp. (Entertainment)	793	28,628
The Medicines Co.* (Pharmaceuticals)	1,911	100,309
The Pennant Group, Inc.* (Health Care Providers & Services)	865	15,561
Tivity Health, Inc.* (Health Care Providers & Services)	1,485	24,072
Tompkins Financial Corp. (Banks)	201	17,590
Trinseo SA (Chemicals)	334	14,195
Triumph Bancorp, Inc.* (Banks)	832	26,998
Triumph Group, Inc. (Aerospace & Defense)	727	15,100
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,703	14,714
Tupperware Brands Corp. (Household Durables)	570	5,489
U.S. Ecology, Inc. (Commercial Services & Supplies)	762	47,419
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	443	62,671
UniFirst Corp. (Commercial Services & Supplies)	530	106,445
Unisys Corp.* (IT Services)	1,785	18,314
Unit Corp.* (Energy Equipment & Services)	843	1,720
United Fire Group, Inc. (Insurance)	741	33,730
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	273	32,550
Universal Insurance Holdings, Inc. (Insurance)	1,085	29,414
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,031	25,084
USANA Health Sciences, Inc.* (Personal Products)	339	25,123
Valaris PLC (Energy Equipment & Services)	6,826	28,055
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,835	24,791
Varex Imaging Corp.* (Health Care Equipment & Supplies)	795	23,858
Vector Group, Ltd. (Tobacco)	1,512	18,446
Veritex Holdings, Inc. (Banks)	1,109	27,304
Viavi Solutions, Inc.* (Communications Equipment)	7,898	126,052
Vicor Corp.* (Electrical Equipment)	631	22,937
Virtus Investment Partners, Inc. (Capital Markets)	119	12,909
Virtusa Corp.* (IT Services)	1,045	38,958
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,690	36,051
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,260	20,866
Warrior Met Coal, Inc. (Metals & Mining)	1,032	20,103
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)(a)	6,436	27,160
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,244	38,589
Watts Water Technologies, Inc. - Class A (Machinery)	459	42,802
WD-40 Co. (Household Products)	473	88,640
Westamerica Bancorp (Banks)	932	61,531
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,458	15,584
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,016	84,765
WisdomTree Investments, Inc. (Capital Markets)	2,603	13,301
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,825	54,166
World Acceptance Corp.* (Consumer Finance)	119	12,353
Xencor, Inc.* (Biotechnology)	1,701	58,191
TOTAL COMMON STOCKS (Cost $9,280,238)		12,492,948

	Principal Amount	Value
Repurchase Agreements(b) (0.6%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $74,003	$74,000	$74,000
TOTAL REPURCHASE AGREEMENTS (Cost $74,000)		74,000

	Shares	Value
Collateral for Securities Loaned (1.0%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(c)	18,679	$18,679
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(c)	23,461	23,461
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(c)	76,671	76,671
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $118,811)		118,811

TOTAL INVESTMENT SECURITIES (Cost $9,473,049) - 101.6%		12,685,759
Net other assets (liabilities) - (1.6)%		(193,865)

NET ASSETS - 100.0%		$12,491,894

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $115,418.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Small-Cap Growth ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$252,109	2.0%
Air Freight & Logistics	66,521	0.5%
Airlines	97,164	0.8%
Auto Components	204,033	1.6%
Banks	1,037,085	8.3%
Beverages	22,287	0.2%
Biotechnology	539,700	4.3%
Building Products	163,701	1.3%
Capital Markets	88,912	0.7%
Chemicals	268,292	2.1%
Commercial Services & Supplies	277,360	2.2%
Communications Equipment	171,415	1.4%
Construction & Engineering	35,237	0.3%
Consumer Finance	12,353	0.1%
Diversified Consumer Services	157,055	1.3%
Diversified Financial Services	15,351	0.1%
Diversified Telecommunication Services	201,968	1.6%
Electric Utilities	49,899	0.4%
Electrical Equipment	47,801	0.4%
Electronic Equipment, Instruments & Components	348,689	2.8%
Energy Equipment & Services	120,658	1.0%
Entertainment	45,700	0.4%
Equity Real Estate Investment Trusts	902,004	7.2%
Food & Staples Retailing	16,861	0.1%
Food Products	148,010	1.2%
Gas Utilities	48,066	0.4%
Health Care Equipment & Supplies	670,300	5.4%
Health Care Providers & Services	473,027	3.8%
Health Care Technology	281,293	2.3%
Hotels, Restaurants & Leisure	334,829	2.7%
Household Durables	108,644	0.9%
Household Products	88,640	0.7%
Industrial Conglomerates	43,251	0.3%
Insurance	319,172	2.6%
Interactive Media & Services	31,627	0.3%
Internet & Direct Marketing Retail	67,138	0.5%
IT Services	273,204	2.2%
Leisure Products	62,107	0.5%
Life Sciences Tools & Services	230,166	1.8%
Machinery	779,172	6.2%
Marine	56,506	0.5%
Media	37,797	0.3%
Metals & Mining	172,245	1.4%
Mortgage Real Estate Investment Trusts	129,190	1.0%
Multi-Utilities	51,488	0.4%
Oil, Gas & Consumable Fuels	177,518	1.4%
Personal Products	183,020	1.5%
Pharmaceuticals	361,910	2.9%
Professional Services	179,015	1.4%
Real Estate Management & Development	72,093	0.6%
Road & Rail	20,210	0.2%
Semiconductors & Semiconductor Equipment	504,499	4.0%
Software	452,022	3.6%
Specialty Retail	339,224	2.7%
Technology Hardware, Storage & Peripherals	47,191	0.4%
Textiles, Apparel & Luxury Goods	280,155	2.2%
Thrifts & Mortgage Finance	85,668	0.7%
Tobacco	18,446	0.1%
Trading Companies & Distributors	88,603	0.7%
Water Utilities	135,347	1.1%
Other **	(1,054)	NM
Total	$12,491,894	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (99.9%)
AAON, Inc. (Building Products)	249	$12,116
AAR Corp. (Aerospace & Defense)	301	12,567
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,103	17,858
ABM Industries, Inc. (Commercial Services & Supplies)	1,162	42,367
Acadia Realty Trust (Equity Real Estate Investment Trusts)	634	17,739
Acorda Therapeutics, Inc.* (Biotechnology)	455	751
Actuant Corp. - Class A (Machinery)	460	11,394
ADTRAN, Inc. (Communications Equipment)	836	7,365
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	390	23,049
AdvanSix, Inc.* (Chemicals)	485	11,039
Aegion Corp.* (Construction & Engineering)	540	11,702
AK Steel Holding Corp.* (Metals & Mining)	2,213	5,223
Akorn, Inc.* (Pharmaceuticals)	993	4,955
Alamo Group, Inc. (Machinery)	169	18,093
Alarm.com Holdings, Inc.* (Software)	254	12,548
Allegiance Bancshares, Inc.* (Banks)	115	3,825
AMAG Pharmaceuticals, Inc.* (Biotechnology)	587	5,697
Ambac Financial Group, Inc.* (Insurance)	796	16,318
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	365	17,870
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,968	16,452
American Equity Investment Life Holding Co. (Insurance)	844	20,830
American States Water Co. (Water Utilities)	205	19,502
American Vanguard Corp. (Chemicals)	465	6,501
American Woodmark Corp.* (Building Products)	271	26,872
Ameris Bancorp (Banks)	1,143	48,977
AMERISAFE, Inc. (Insurance)	113	7,179
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	241	16,963
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	524	43,360
Apogee Enterprises, Inc. (Building Products)	464	17,419
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,495	45,659
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	304	18,191
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	332	3,108
ArcBest Corp. (Road & Rail)	445	12,856
Arcosa, Inc. (Construction & Engineering)	848	32,572
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	760	2,592
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	456	7,629
Asbury Automotive Group, Inc.* (Specialty Retail)	181	18,667
Assertio Therapeutics, Inc.* (Pharmaceuticals)	1,129	892
Astec Industries, Inc. (Machinery)	395	13,861
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	453	9,934
Avista Corp. (Multi-Utilities)	613	29,442
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	301	5,770
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	474	13,770
AZZ, Inc. (Electrical Equipment)	131	5,081
B&G Foods, Inc. - Class A (Food Products)(a)	400	6,220
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	240	13,872
Balchem Corp. (Chemicals)	255	25,808
Banc of California, Inc. (Banks)	784	10,796
Banner Corp. (Banks)	603	32,550
Barnes & Noble Education, Inc.* (Specialty Retail)	667	2,741
Barnes Group, Inc. (Machinery)	474	27,705
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	176	2,589
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	658	22,306
Berkshire Hills Bancorp, Inc. (Banks)	768	23,831
Big Lots, Inc. (Multiline Retail)	682	14,779
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,519	30,091
Boise Cascade Co. (Paper & Forest Products)	680	24,323
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	155	2,762
Boot Barn Holdings, Inc.* (Specialty Retail)	149	5,222
Boston Private Financial Holdings, Inc. (Banks)	1,467	16,504
Brady Corp. - Class A (Commercial Services & Supplies)	276	15,550
Briggs & Stratton Corp. (Machinery)	735	5,417
Brookline Bancorp, Inc. (Banks)	655	10,284
Cadence Bancorp. (Banks)	1,330	20,455
CalAmp Corp.* (Communications Equipment)	229	2,569
Calavo Growers, Inc. (Food Products)	93	8,066
Caleres, Inc. (Specialty Retail)	739	15,903
California Water Service Group (Water Utilities)	363	20,317
Callaway Golf Co. (Leisure Products)	510	10,313
Cal-Maine Foods, Inc. (Food Products)	302	12,047
Cambrex Corp.* (Life Sciences Tools & Services)	170	10,154
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,680	12,986
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)(a)	3,035	4,370
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,501	5,013
Central Garden & Pet Co.* (Household Products)	182	5,464
Central Garden & Pet Co.* - Class A (Household Products)	722	20,418
Central Pacific Financial Corp. (Banks)	240	6,941

	Shares	Value
Common Stocks, continued
Century Aluminum Co.* (Metals & Mining)	869	$5,066
Century Communities, Inc.* (Household Durables)	458	13,818
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	215	5,852
Chart Industries, Inc.* (Machinery)	337	19,758
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	820	14,801
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	187	6,194
Chico’s FAS, Inc. (Specialty Retail)	2,061	7,090
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	104	2,534
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	880	4,497
CIRCOR International, Inc.* (Machinery)	348	13,325
Clearwater Paper Corp.* (Paper & Forest Products)	288	5,340
Cleveland-Cliffs, Inc. (Metals & Mining)(a)	2,319	16,767
Coca-Cola Consolidated, Inc. (Beverages)	82	22,498
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	240	14,074
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	395	6,565
Columbia Banking System, Inc. (Banks)	1,276	50,146
Comfort Systems USA, Inc. (Construction & Engineering)	289	14,568
Community Health Systems, Inc.* (Health Care Providers & Services)	1,176	4,163
Computer Programs & Systems, Inc. (Health Care Technology)	114	2,630
Comtech Telecommunications Corp. (Communications Equipment)	422	14,749
Conn’s, Inc.* (Specialty Retail)	331	8,007
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	275	3,638
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	566	2,264
Cooper Tire & Rubber Co. (Auto Components)	878	24,794
Cooper-Standard Holding, Inc.* (Auto Components)	296	9,431
Core-Mark Holding Co., Inc. (Distributors)	801	24,447
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	647	6,994
CSG Systems International, Inc. (IT Services)	329	18,964
Cubic Corp. (Aerospace & Defense)	257	18,951
Customers Bancorp, Inc.* (Banks)	502	11,837
Cutera, Inc.* (Health Care Equipment & Supplies)	131	4,127
CVB Financial Corp. (Banks)	1,233	25,622
Cytokinetics, Inc.* (Biotechnology)	472	5,499
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	652	4,473
Darling Ingredients, Inc.* (Food Products)	2,881	55,602
Dean Foods Co. (Food Products)	1,608	1,576
Designer Brands, Inc. (Specialty Retail)	433	7,145
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,132	5,988
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,296	12,934
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	725	5,075
Digi International, Inc.* (Communications Equipment)	492	7,095
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	540	10,417
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	377	17,587
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	1,008	5,484
Donnelley Financial Solutions, Inc.* (Capital Markets)	547	6,181
Dril-Quip, Inc.* (Energy Equipment & Services)	632	25,924
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	200	2,982
Eagle Bancorp, Inc. (Banks)	603	27,219
Ebix, Inc. (Software)	171	7,290
Echo Global Logistics, Inc.* (Air Freight & Logistics)	477	9,497
El Paso Electric Co. (Electric Utilities)	336	22,415
Emergent BioSolutions, Inc.* (Biotechnology)	300	17,148
Employers Holdings, Inc. (Insurance)	558	23,626
Encore Capital Group, Inc.* (Consumer Finance)	483	16,031
Encore Wire Corp. (Electrical Equipment)	364	20,458
Enova International, Inc.* (Consumer Finance)	594	13,953
EnPro Industries, Inc. (Machinery)	360	25,038
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	116	9,063
Era Group, Inc.* (Energy Equipment & Services)	185	1,789
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	520	13,343
Ethan Allen Interiors, Inc. (Household Durables)	429	8,456
EVERTEC, Inc. (IT Services)	377	11,532
ExlService Holdings, Inc.* (IT Services)	347	24,162
Express, Inc.* (Specialty Retail)	1,177	3,790
Exterran Corp.* (Energy Equipment & Services)	519	6,576
Extreme Networks, Inc.* (Communications Equipment)	1,056	6,801
EZCORP, Inc.* - Class A (Consumer Finance)	918	4,829
Fabrinet* (Electronic Equipment, Instruments & Components)	251	14,114
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	147	7,009
Federal Signal Corp. (Machinery)	465	15,085
Ferro Corp.* (Chemicals)	931	10,362
FGL Holdings (Diversified Financial Services)	1,821	16,444

	Shares	Value
Common Stocks, continued
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	193	$1,659
First BanCorp. (Banks)	1,861	19,578
First Commonwealth Financial Corp. (Banks)	1,723	24,277
First Financial Bancorp (Banks)	1,725	40,434
First Midwest Bancorp, Inc. (Banks)	869	17,849
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	602	21,877
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,314	28,686
Forward Air Corp. (Air Freight & Logistics)	180	12,451
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	813	8,845
Franklin Financial Network, Inc. (Banks)	232	7,719
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,874	16,116
Fresh Del Monte Produce, Inc. (Food Products)	528	16,843
Frontier Communications Corp.* (Diversified Telecommunication Services)	1,841	1,675
FutureFuel Corp. (Chemicals)	221	2,725
GameStop Corp. - Class A (Specialty Retail)(a)	1,577	8,579
Gannett Co., Inc. (Media)	2,003	21,732
Garrett Motion, Inc.* (Auto Components)	1,304	12,388
GCP Applied Technologies, Inc.* (Chemicals)	554	11,446
Genesco, Inc.* (Specialty Retail)	275	10,684
Genomic Health, Inc.* (Biotechnology)	89	5,935
Gentherm, Inc.* (Auto Components)	180	7,519
Geospace Technologies Corp.* (Energy Equipment & Services)	240	3,502
Getty Realty Corp. (Equity Real Estate Investment Trusts)	250	8,385
Gibraltar Industries, Inc.* (Building Products)	213	11,338
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	752	18,883
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	858	16,714
Glu Mobile, Inc.* (Entertainment)	561	3,327
Gms, Inc.* (Trading Companies & Distributors)	729	21,841
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	490	9,114
Great Western Bancorp, Inc. (Banks)	538	18,760
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	628	7,743
Greenhill & Co., Inc. (Capital Markets)	108	1,750
Griffon Corp. (Building Products)	744	15,855
Group 1 Automotive, Inc. (Specialty Retail)	308	30,628
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,538	7,068
H.B. Fuller Co. (Chemicals)	890	43,431
Hanger, Inc.* (Health Care Providers & Services)	314	7,100
Hanmi Financial Corp. (Banks)	540	10,395
Haverty Furniture Cos., Inc. (Specialty Retail)	319	5,787
Hawaiian Holdings, Inc. (Airlines)	456	13,046
Haynes International, Inc. (Metals & Mining)	219	7,547
HealthStream, Inc.* (Health Care Technology)	193	5,416
Heartland Express, Inc. (Road & Rail)	326	6,813
Heidrick & Struggles International, Inc. (Professional Services)	157	4,468
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,471	21,226
Heritage Financial Corp. (Banks)	283	7,791
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	637	8,791
Hibbett Sports, Inc.* (Specialty Retail)	315	7,516
Hillenbrand, Inc. (Machinery)	634	19,521
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	213	6,392
Hope Bancorp, Inc. (Banks)	2,216	31,622
Horace Mann Educators Corp. (Insurance)	720	31,363
Hub Group, Inc.* - Class A (Air Freight & Logistics)	328	15,022
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	395	11,498
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,576	24,270
Innophos Holdings, Inc. (Chemicals)	343	11,189
Inogen, Inc.* (Health Care Equipment & Supplies)	141	7,675
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	625	38,363
Installed Building Products, Inc.* (Household Durables)	374	24,392
Insteel Industries, Inc. (Building Products)	145	2,765
Interface, Inc. (Commercial Services & Supplies)	1,020	16,963
INTL FCStone, Inc.* (Capital Markets)	284	11,360
Invacare Corp. (Health Care Equipment & Supplies)	590	4,555
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,496	39,287
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	1,031	13,413
Itron, Inc.* (Electronic Equipment, Instruments & Components)	614	46,823
J & J Snack Foods Corp. (Food Products)	104	19,839
J.C. Penney Co., Inc.* (Multiline Retail)	5,223	5,223
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	285	2,021
James River Group Holdings, Ltd. (Insurance)	530	18,979
John B. Sanfilippo & Son, Inc. (Food Products)	84	8,914
John Bean Technologies Corp. (Machinery)	267	27,440
Kaman Corp. - Class A (Trading Companies & Distributors)	268	15,724
Kelly Services, Inc. - Class A (Professional Services)	580	13,926

	Shares		Value
Common Stocks, continued
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,467		$26,142
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	263		5,273
Knowles Corp.* (Electronic Equipment, Instruments & Components)	718		15,494
Koppers Holdings, Inc.* (Chemicals)	362		11,620
Korn/Ferry International (Professional Services)	393		14,419
Kraton Performance Polymers, Inc.* (Chemicals)	554		12,421
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,107		26,286
Lannett Co., Inc.* (Pharmaceuticals)(a)	586		6,968
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	234		4,879
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,157		7,451
La-Z-Boy, Inc. (Household Durables)	815		28,941
LCI Industries (Auto Components)	439		42,635
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	115		3,979
Lexington Realty Trust (Equity Real Estate Investment Trusts)	4,333		47,144
LGI Homes, Inc.* (Household Durables)	349		27,390
LHC Group, Inc.* (Health Care Providers & Services)	187		20,751
Lindsay Corp. (Machinery)	105		9,913
Lithia Motors, Inc. - Class A (Specialty Retail)	393		61,889
Livent Corp.* (Chemicals)	2,555		17,527
LivePerson, Inc.* (Software)	384		15,763
LSB Industries, Inc.* (Chemicals)	382		1,616
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	223		11,563
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	502		4,633
Lydall, Inc.* (Machinery)	309		6,047
M.D.C. Holdings, Inc. (Household Durables)	867		33,562
M/I Homes, Inc.* (Household Durables)	483		21,339
Magellan Health, Inc.* (Health Care Providers & Services)	381		24,727
ManTech International Corp. - Class A (IT Services)	470		37,214
MarineMax, Inc.* (Specialty Retail)	380		5,871
Marten Transport, Ltd. (Road & Rail)	679		14,707
Materion Corp. (Metals & Mining)	124		7,048
Matrix Service Co.* (Energy Equipment & Services)	474		8,892
Matthews International Corp. - Class A (Commercial Services & Supplies)	553		20,450
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	441		8,361
McDermott International, Inc.* (Energy Equipment & Services)(a)	3,178		5,180
Mercer International, Inc. (Paper & Forest Products)	698		8,516
Meritage Homes Corp.* (Household Durables)	628		45,273
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	611		19,344
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	650		22,360
MGP Ingredients, Inc. (Beverages)	86		3,689
MicroStrategy, Inc.* - Class A (Software)	68		10,421
Momenta Pharmaceuticals, Inc.* (Biotechnology)	586		9,071
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	94		4,060
Moog, Inc. - Class A (Aerospace & Defense)	567		47,464
Motorcar Parts of America, Inc.* (Auto Components)	330		6,290
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	90		2,345
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	174		9,828
Mueller Industries, Inc. (Machinery)	990		30,462
Myers Industries, Inc. (Containers & Packaging)	620		10,497
MYR Group, Inc.* (Construction & Engineering)	289		9,944
Myriad Genetics, Inc.* (Biotechnology)	607		20,437
Nabors Industries, Ltd. (Energy Equipment & Services)	3,013		5,574
National Bank Holdings Corp. (Banks)	224		7,706
National Beverage Corp. (Beverages)(a)	89		3,912
Natus Medical, Inc.* (Health Care Equipment & Supplies)	250		8,419
NBT Bancorp, Inc. (Banks)	768		30,528
Neenah Paper, Inc. (Paper & Forest Products)	296		19,092
NETGEAR, Inc.* (Communications Equipment)	543		14,753
New Media Investment Group, Inc. (Media)(a)	1,057		9,312
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,208		13,822
Newpark Resources, Inc.* (Energy Equipment & Services)	1,574		9,444
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	—	†	1
NIC, Inc. (IT Services)	630		14,818
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	628		18,369
Noble Corp. PLC* (Energy Equipment & Services)	2,483		3,054
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	757		12,877
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,752		29,556
Northwest Natural Holding Co. (Gas Utilities)	182		12,624
Office Depot, Inc. (Specialty Retail)	9,554		19,681
Office Properties Income Trust (Equity Real Estate Investment Trusts)	388		12,369
OFG Bancorp (Banks)	484		9,830
Oil States International, Inc.* (Energy Equipment & Services)	1,057		15,083

	Shares	Value
Common Stocks, continued
Olympic Steel, Inc. (Metals & Mining)	157	$2,352
OneSpan, Inc.* (Software)	190	3,555
Opus Bank (Banks)	381	9,445
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	592	5,056
Oritani Financial Corp. (Thrifts & Mortgage Finance)	673	12,558
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	118	4,960
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	167	16,573
Owens & Minor, Inc. (Health Care Providers & Services)	1,099	7,396
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	98	6,748
P.H. Glatfelter Co. (Paper & Forest Products)	772	13,896
Pacific Premier Bancorp, Inc. (Banks)	1,057	35,679
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	239	9,677
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	642	14,541
Park Aerospace Corp. (Aerospace & Defense)	162	2,752
Patrick Industries, Inc.* (Building Products)	393	19,418
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,029	20,530
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	487	7,870
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	1,044	5,763
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,535	35,136
PetMed Express, Inc. (Internet & Direct Marketing Retail)(a)	353	8,265
PGT, Inc.* (Building Products)	472	8,336
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	188	4,504
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,174	13,853
Piper Jaffray Cos. (Capital Markets)	248	19,478
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,986	13,138
Plexus Corp.* (Electronic Equipment, Instruments & Components)	511	37,783
Powell Industries, Inc. (Electrical Equipment)	153	5,991
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	195	17,766
PRA Group, Inc.* (Consumer Finance)	794	26,940
Preferred Bank (Banks)	134	7,144
PriceSmart, Inc. (Food & Staples Retailing)	393	29,122
ProAssurance Corp. (Insurance)	938	36,789
Progress Software Corp. (Software)	250	9,970
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,060	26,447
Qualys, Inc.* (Software)	230	19,625
Quanex Building Products Corp. (Building Products)	580	11,188
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,236	5,389
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,943	26,901
Range Resources Corp. (Oil, Gas & Consumable Fuels)	3,649	14,705
Rayonier Advanced Materials, Inc. (Chemicals)	874	3,645
RE/MAX Holdings, Inc. (Real Estate Management & Development)	314	10,503
Realogy Holdings Corp. (Real Estate Management & Development)	1,999	15,753
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	227	6,924
Rent-A-Center, Inc. (Specialty Retail)	854	22,093
Resources Connection, Inc. (Professional Services)	524	7,677
Restoration Hardware, Inc.* (Specialty Retail)	142	25,801
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,997	37,274
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	98	7,930
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,044	1,733
Rogers Corp.* (Electronic Equipment, Instruments & Components)	107	14,496
RPC, Inc. (Energy Equipment & Services)	593	2,455
RPT Realty (Equity Real Estate Investment Trusts)	520	7,540
S&T Bancorp, Inc. (Banks)	271	10,205
Safety Insurance Group, Inc. (Insurance)	255	24,786
Saia, Inc.* (Road & Rail)	454	40,497
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,216	37,368
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	77	4,123
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	441	14,244
Scholastic Corp. (Media)	540	20,790
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	540	21,864
SEACOR Holdings, Inc.* (Energy Equipment & Services)	308	13,216
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,898	34,581
Seneca Foods Corp.* - Class A (Food Products)	120	4,246
ServisFirst Bancshares, Inc. (Banks)	460	16,100
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	162	6,574
Signet Jewelers, Ltd. (Specialty Retail)	914	14,661
Simmons First National Corp. - Class A (Banks)	1,688	40,377
Simpson Manufacturing Co., Inc. (Building Products)	363	29,998
SkyWest, Inc. (Airlines)	890	53,000

	Shares	Value
Common Stocks, continued
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,854	$14,535
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	67	1,990
Sonic Automotive, Inc. - Class A (Specialty Retail)	423	13,633
South Jersey Industries, Inc. (Gas Utilities)	1,617	52,002
Southside Bancshares, Inc. (Banks)	554	19,085
SpartanNash Co. (Food & Staples Retailing)	634	8,302
Spok Holdings, Inc. (Wireless Telecommunication Services)	314	3,737
SPX FLOW, Inc.* (Machinery)	743	33,643
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,257	13,282
Standard Motor Products, Inc. (Auto Components)	174	9,111
Standex International Corp. (Machinery)	218	16,520
Stepan Co. (Chemicals)	351	34,299
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	724	29,814
Stewart Information Services Corp. (Insurance)	415	16,982
Sturm, Ruger & Co., Inc. (Leisure Products)	107	4,896
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,836	22,509
Sykes Enterprises, Inc.* (IT Services)	677	20,916
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	258	5,555
Team, Inc.* (Commercial Services & Supplies)	528	9,588
TechTarget, Inc.* (Media)	141	3,440
Tennant Co. (Machinery)	165	12,776
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,195	3,732
The Andersons, Inc. (Food & Staples Retailing)	569	10,481
The Buckle, Inc. (Specialty Retail)	499	10,439
The Cato Corp. - Class A (Specialty Retail)	383	6,699
The Greenbrier Cos., Inc. (Machinery)	567	16,607
The Medicines Co.* (Pharmaceuticals)	324	17,007
The Michaels Cos., Inc.* (Specialty Retail)	1,411	12,318
The Providence Service Corp.* (Health Care Providers & Services)	203	12,966
Third Point Reinsurance, Ltd.* (Insurance)	1,398	13,267
Tile Shop Holdings, Inc. (Specialty Retail)	641	1,077
TimkenSteel Corp.* (Metals & Mining)	697	3,917
Titan International, Inc. (Machinery)	874	2,334
TiVo Corp. (Software)	2,199	17,900
Tompkins Financial Corp. (Banks)	115	10,064
TopBuild Corp.* (Household Durables)	599	62,253
Tredegar Corp. (Chemicals)	432	8,588
Trinseo SA (Chemicals)	535	22,737
Triumph Group, Inc. (Aerospace & Defense)	509	10,572
TrueBlue, Inc.* (Professional Services)	699	16,007
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	830	7,171
TTEC Holdings, Inc. (IT Services)	251	11,890
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,715	20,083
Tupperware Brands Corp. (Household Durables)	561	5,402
U.S. Concrete, Inc.* (Construction Materials)	276	14,424
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,286	5,736
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	690	14,745
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	255	6,962
Unit Corp.* (Energy Equipment & Services)	544	1,110
United Community Banks, Inc. (Banks)	1,383	41,779
United Insurance Holdings Corp. (Insurance)	363	4,450
United Natural Foods, Inc.* (Food & Staples Retailing)	922	6,915
Universal Corp. (Tobacco)	438	24,002
Universal Electronics, Inc.* (Household Durables)	245	12,769
Universal Forest Products, Inc. (Building Products)	1,073	54,036
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	82	9,777
USANA Health Sciences, Inc.* (Personal Products)	53	3,928
Varex Imaging Corp.* (Health Care Equipment & Supplies)	268	8,043
Vector Group, Ltd. (Tobacco)	1,249	15,238
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	855	11,662
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	412	4,433
Veritex Holdings, Inc. (Banks)	289	7,115
Veritiv Corp.* (Trading Companies & Distributors)	222	3,028
Viad Corp. (Commercial Services & Supplies)	355	21,662
Virtus Investment Partners, Inc. (Capital Markets)	53	5,749
Vista Outdoor, Inc.* (Leisure Products)	1,010	6,767
Vitamin Shoppe, Inc.* (Specialty Retail)	268	1,731
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,109	20,605
Wabash National Corp. (Machinery)	953	13,590
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	638	10,565
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	500	31,495
Warrior Met Coal, Inc. (Metals & Mining)	380	7,402
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	772	23,947
Watts Water Technologies, Inc. - Class A (Machinery)	251	23,406
Whitestone REIT (Equity Real Estate Investment Trusts)	703	10,011
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	351	2,225
William Lyon Homes* - Class A (Household Durables)	578	11,184

	Shares	Value
Common Stocks, continued
Winnebago Industries, Inc. (Automobiles)	553	$26,583
WisdomTree Investments, Inc. (Capital Markets)	742	3,792
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	565	16,769
World Acceptance Corp.* (Consumer Finance)	48	4,983
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,971	41,490
Xperi Corp. (Semiconductors & Semiconductor Equipment)	862	17,503
Zumiez, Inc.* (Specialty Retail)	355	11,328
TOTAL COMMON STOCKS (Cost $5,068,415)		6,639,893

Contingent Right (NM)
A. Schulman, Inc.*+(b) (Chemicals)	2,323	1,215
TOTAL CONTINGENT RIGHT (Cost $4,646)		1,215

	Principal Amount	Value
Repurchase Agreements(c) (0.2%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $10,000	$10,000	$10,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,000)		10,000

	Shares	Value
Collateral for Securities Loaned (1.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	10,968	$10,968
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	13,776	13,776
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	45,019	45,019
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $69,763)		69,763

TOTAL INVESTMENT SECURITIES (Cost $5,152,824) - 101.2%		6,720,871
Net other assets (liabilities) - (1.2)%		(80,652)

NET ASSETS - 100.0%		$6,640,219

†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2019, these securities represented 0.018% of the net assets of the Fund.
(a)	All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $65,085.
(b)

No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Value ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$92,306	1.4%
Air Freight & Logistics	46,904	0.7%
Airlines	66,046	1.0%
Auto Components	128,620	1.9%
Automobiles	26,583	0.4%
Banks	712,469	10.6%
Beverages	30,099	0.5%
Biotechnology	64,538	1.0%
Building Products	209,341	3.2%
Capital Markets	58,875	0.9%
Chemicals	236,170	3.6%
Commercial Services & Supplies	145,107	2.2%
Communications Equipment	56,440	0.8%
Construction & Engineering	68,786	1.0%
Construction Materials	14,424	0.2%
Consumer Finance	66,736	1.0%
Containers & Packaging	10,497	0.2%
Distributors	24,447	0.4%
Diversified Financial Services	16,444	0.2%
Diversified Telecommunication Services	43,115	0.6%
Electric Utilities	22,415	0.3%
Electrical Equipment	31,530	0.5%
Electronic Equipment, Instruments & Components	392,793	5.9%
Energy Equipment & Services	138,482	2.1%
Entertainment	3,327	0.1%
Equity Real Estate Investment Trusts	420,067	6.3%
Food & Staples Retailing	61,014	0.9%
Food Products	133,354	2.0%
Gas Utilities	64,626	1.0%
Health Care Equipment & Supplies	68,656	1.0%
Health Care Providers & Services	124,162	1.9%
Health Care Technology	8,046	0.1%
Hotels, Restaurants & Leisure	45,268	0.7%
Household Durables	294,779	4.4%
Household Products	25,882	0.4%
Insurance	214,569	3.2%
Internet & Direct Marketing Retail	14,839	0.2%
IT Services	139,496	2.1%
Leisure Products	21,976	0.3%
Life Sciences Tools & Services	10,154	0.2%
Machinery	361,933	5.5%
Media	55,275	0.8%
Metals & Mining	55,322	0.8%
Mortgage Real Estate Investment Trusts	168,906	2.5%
Multiline Retail	20,002	0.3%
Multi-Utilities	29,442	0.4%
Oil, Gas & Consumable Fuels	125,719	1.9%
Paper & Forest Products	93,031	1.4%
Personal Products	3,928	0.1%
Pharmaceuticals	44,003	0.7%
Professional Services	56,497	0.9%
Real Estate Management & Development	39,599	0.6%
Road & Rail	74,873	1.1%
Semiconductors & Semiconductor Equipment	248,926	3.7%
Software	97,072	1.5%
Specialty Retail	361,471	5.4%
Technology Hardware, Storage & Peripherals	5,075	0.1%
Textiles, Apparel & Luxury Goods	94,799	1.4%
Thrifts & Mortgage Finance	210,273	3.2%
Tobacco	39,240	0.6%
Trading Companies & Distributors	58,784	0.9%
Water Utilities	39,819	0.6%
Wireless Telecommunication Services	3,737	0.1%
Other **	(889)	0.1%
Total	$6,640,219	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (72.3%)
ACI Worldwide, Inc.* (Software)	596	$18,708
Adobe Systems, Inc.* (Software)	2,490	692,046
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,566	188,854
Akamai Technologies, Inc.* (IT Services)	845	73,093
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,537	1,934,776
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,551	1,954,431
Alteryx, Inc.* (Software)	239	21,869
Amdocs, Ltd. (IT Services)	698	45,510
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,895	202,064
Anaplan, Inc.* (Software)	430	20,296
Angi Homeservices, Inc.* (Interactive Media & Services)(a)	376	2,576
ANSYS, Inc.* (Software)	432	95,105
Apple, Inc. (Technology Hardware, Storage & Peripherals)	21,784	5,418,987
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,736	256,975
Arista Networks, Inc.* (Communications Equipment)	278	67,990
Aspen Technology, Inc.* (Software)	353	40,634
Autodesk, Inc.* (Software)	1,126	165,927
Avalara, Inc.* (Software)	336	23,856
Blackbaud, Inc. (Software)	252	21,155
Booz Allen Hamilton Holding Corp. (IT Services)	719	50,596
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,042	598,000
CACI International, Inc.* - Class A (IT Services)	127	28,416
Cadence Design Systems, Inc.* (Software)	1,436	93,843
Cargurus, Inc.* (Interactive Media & Services)	363	12,193
CDK Global, Inc. (Software)	622	31,436
CDW Corp. (Electronic Equipment, Instruments & Components)	743	95,038
CenturyLink, Inc. (Diversified Telecommunication Services)	5,032	65,114
Cerence, Inc.* (Software)	181	2,806
Ceridian HCM Holding, Inc.* (Software)	457	22,050
Cerner Corp. (Health Care Technology)	1,634	109,675
Ciena Corp.* (Communications Equipment)	793	29,436
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	298	20,252
Cisco Systems, Inc. (Communications Equipment)	21,769	1,034,246
Citrix Systems, Inc. (Software)	631	68,691
Cognizant Technology Solutions Corp. (IT Services)	2,832	172,582
CommScope Holding Co., Inc.* (Communications Equipment)	994	11,133
CommVault Systems, Inc.* (Software)	212	10,530
Coupa Software, Inc.* (Software)	318	43,722
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	548	26,156
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,891	44,004
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	780	41,254
DocuSign, Inc.* (Software)	632	41,832
Dropbox, Inc.* (Software)	1,094	21,683
DXC Technology Co. (IT Services)	1,341	37,105
eBay, Inc. (Internet & Direct Marketing Retail)	4,042	142,480
EchoStar Corp.* (Communications Equipment)	233	9,087
Elastic NV* (Software)	161	11,594
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	693	33,264
EPAM Systems, Inc.* (IT Services)	281	49,445
Etsy, Inc.* (Internet & Direct Marketing Retail)	618	27,495
F5 Networks, Inc.* (Communications Equipment)	308	44,377
Facebook, Inc.* - Class A (Interactive Media & Services)	12,336	2,364,194
Fair Isaac Corp.* (Software)	150	45,606
FireEye, Inc.* (Software)	1,100	17,424
Fortinet, Inc.* (Software)	728	59,376
Garmin, Ltd. (Household Durables)	741	69,469
Gartner, Inc.* (IT Services)	461	71,031
GCI Liberty, Inc.* (Media)	486	34,010
GoDaddy, Inc.* - Class A (IT Services)	907	58,982
GrubHub, Inc.* (Internet & Direct Marketing Retail)	468	15,940
Guidewire Software, Inc.* (Software)	419	47,238
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	6,693	109,832
HP, Inc. (Technology Hardware, Storage & Peripherals)	7,596	131,943
Hubspot, Inc.* (Software)	205	31,796
IAC/InterActiveCorp* (Interactive Media & Services)	371	84,310
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	134	4,442
Intel Corp. (Semiconductors & Semiconductor Equipment)	22,718	1,284,249
InterDigital, Inc. (Communications Equipment)	159	8,527
International Business Machines Corp. (IT Services)	4,542	607,403
Intuit, Inc. (Software)	1,335	343,763
j2 Global, Inc. (Software)	238	22,600
Juniper Networks, Inc. (Communications Equipment)	1,770	43,931
KBR, Inc. (IT Services)	724	20,388
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	817	138,106
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	742	201,112
Leidos Holdings, Inc. (IT Services)	693	59,757

	Shares	Value
Common Stocks, continued
LogMeIn, Inc. (Software)	254	$16,683
Lumentum Holdings, Inc.* (Communications Equipment)	395	24,751
Manhattan Associates, Inc.* (Software)	330	24,734
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,388	82,633
Match Group, Inc. (Interactive Media & Services)(a)	279	20,364
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,390	81,537
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,221	115,128
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,659	269,085
Microsoft Corp. (Software)	39,157	5,613,938
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	278	30,085
Mongodb, Inc.* (IT Services)	159	20,315
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	206	30,884
Motorola Solutions, Inc. (Communications Equipment)	848	141,039
NCR Corp.* (Technology Hardware, Storage & Peripherals)	615	17,964
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,220	68,174
NetScout Systems, Inc.* (Communications Equipment)	341	8,259
New Relic, Inc.* (Software)	255	16,335
Nuance Communications, Inc.* (Software)	1,461	23,844
Nutanix, Inc.* (Software)	732	21,389
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,123	627,785
Okta, Inc.* (IT Services)	545	59,443
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,102	42,881
Oracle Corp. (Software)	11,290	615,192
Palo Alto Networks, Inc.* (Communications Equipment)	491	111,648
Paycom Software, Inc.* (Software)	252	53,306
Paylocity Holding Corp.* (Software)	182	18,673
Pegasystems, Inc. (Software)	195	14,666
Perspecta, Inc. (IT Services)	707	18,764
Pluralsight, Inc.* - Class A (Software)	417	7,539
Proofpoint, Inc.* (Software)	287	33,111
PTC, Inc.* (Software)	531	35,529
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,139	22,165
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	605	48,920
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,234	501,463
RealPage, Inc.* (Software)	408	24,704
RingCentral, Inc.* - Class A (Software)	369	59,601
Salesforce.com, Inc.* (Software)	4,497	703,736
Science Applications International Corp. (IT Services)	252	20,820
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,213	70,390
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	339	17,106
ServiceNow, Inc.* (Software)	961	237,617
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	222	23,585
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	881	80,224
Smartsheet, Inc.* (Software)	447	17,612
Snap, Inc.* (Interactive Media & Services)	3,903	58,779
SolarWinds Corp.* (Software)	332	6,291
Splunk, Inc.* (Software)	769	92,249
SS&C Technologies Holdings, Inc. (Software)	1,131	58,823
Symantec Corp. (Software)	2,913	66,649
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	210	24,725
Synopsys, Inc.* (Software)	770	104,528
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	182	22,113
Teradata Corp.* (IT Services)	583	17,449
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	872	53,384
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,787	564,818
Trade Desk, Inc. (The)* (Software)	199	39,959
Twilio, Inc.* (IT Services)	624	60,253
Twitter, Inc.* (Interactive Media & Services)	3,965	118,831
Tyler Technologies, Inc.* (Software)	198	53,167
Ubiquiti, Inc. (Communications Equipment)	68	8,608
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	217	43,439
Veeva Systems, Inc.* - Class A (Health Care Technology)	668	94,742
Verint Systems, Inc.* (Software)	336	15,251
VeriSign, Inc.* (IT Services)	533	101,281
ViaSat, Inc.* (Communications Equipment)	295	20,308
Viavi Solutions, Inc.* (Communications Equipment)	1,172	18,705
VMware, Inc. - Class A (Software)	402	63,625
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,518	78,405
Workday, Inc.* - Class A (Software)	831	134,755
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	975	33,082
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,296	117,599
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,210	41,309
Zendesk, Inc.* (Software)	569	40,200
Zillow Group, Inc.* - Class A (Interactive Media & Services)	174	5,636
Zillow Group, Inc.* - Class C (Interactive Media & Services)	639	20,812
Zoom Video Communications, Inc.* (Software)	125	8,736

	Shares	Value
Common Stocks, continued
Zscaler, Inc.* (Software)	328	$14,425
TOTAL COMMON STOCKS (Cost $15,118,859)		32,446,373

	Principal Amount	Value
Repurchase Agreements(b)(c) (27.4%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $12,314,548	$12,314,000	$12,314,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,314,000)		12,314,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	3,277	$3,277
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	4,116	4,116
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	13,450	13,450
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,843)		20,843

TOTAL INVESTMENT SECURITIES (Cost $27,453,702) - 99.7%		44,781,216
Net other assets (liabilities) - 0.3%		122,671

NET ASSETS - 100.0%		$44,903,887

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $20,237.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $6,431,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

NM                   Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	11/25/19	2.16%	$18,114,451	$471,176
Dow Jones U.S. Technology Index	UBS AG	11/25/19	2.26%	16,780,574	454,425
				$34,895,025	$925,601

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Communications Equipment	$1,582,045	3.5%
Diversified Telecommunication Services	106,423	0.2%
Electronic Equipment, Instruments & Components	146,318	0.3%
Health Care Technology	204,417	0.5%
Household Durables	69,469	0.2%
Interactive Media & Services	6,576,902	14.6%
Internet & Direct Marketing Retail	185,915	0.4%
IT Services	1,572,633	3.5%
Media	34,010	0.1%
Semiconductors & Semiconductor Equipment	5,723,592	12.7%
Software	10,252,453	23.0%
Technology Hardware, Storage & Peripherals	5,992,196	13.3%
Other **	12,457,514	27.7%
Total	$44,903,887	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (77.3%)
Acacia Communications, Inc.* (Communications Equipment)	128	$8,404
ADTRAN, Inc. (Communications Equipment)	167	1,471
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	69	646
Arista Networks, Inc.* (Communications Equipment)	187	45,735
AT&T, Inc. (Diversified Telecommunication Services)	5,973	229,901
ATN International, Inc. (Diversified Telecommunication Services)	37	2,192
CalAmp Corp.* (Communications Equipment)	119	1,335
CenturyLink, Inc. (Diversified Telecommunication Services)	3,380	43,737
Ciena Corp.* (Communications Equipment)	534	19,822
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	178	910
Cisco Systems, Inc. (Communications Equipment)	925	43,947
CommScope Holding Co., Inc.* (Communications Equipment)	670	7,504
Comtech Telecommunications Corp. (Communications Equipment)	83	2,901
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	250	1,000
EchoStar Corp.* (Communications Equipment)	158	6,162
Extreme Networks, Inc.* (Communications Equipment)	418	2,692
F5 Networks, Inc.* (Communications Equipment)	207	29,825
Garmin, Ltd. (Household Durables)	496	46,500
GCI Liberty, Inc.* (Media)	327	22,883
Globalstar, Inc.* (Diversified Telecommunication Services)	2,094	800
Harmonic, Inc.* (Communications Equipment)	312	2,427
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	91	3,017
Iridium Communications, Inc.* (Diversified Telecommunication Services)	334	8,173
Juniper Networks, Inc. (Communications Equipment)	1,189	29,511
Lumentum Holdings, Inc.* (Communications Equipment)	264	16,542
Motorola Solutions, Inc. (Communications Equipment)	279	46,404
NETGEAR, Inc.* (Communications Equipment)	108	2,934
NetScout Systems, Inc.* (Communications Equipment)	230	5,571
ORBCOMM, Inc.* (Diversified Telecommunication Services)	278	1,115
Plantronics, Inc. (Communications Equipment)	112	4,415
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	161	5,178
Spok Holdings, Inc. (Wireless Telecommunication Services)	64	762
Sprint Corp.* (Wireless Telecommunication Services)	2,115	13,134
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	336	8,766
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	580	47,942
U.S. Cellular Corp.* (Wireless Telecommunication Services)	54	2,010
Ubiquiti, Inc. (Communications Equipment)	44	5,570
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,847	232,628
ViaSat, Inc.* (Communications Equipment)	198	13,630
Viavi Solutions, Inc.* (Communications Equipment)	789	12,592
Vonage Holdings Corp.* (Diversified Telecommunication Services)	786	7,679
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	813	27,756
TOTAL COMMON STOCKS (Cost $748,513)		1,016,123

	Principal Amount	Value
Repurchase Agreements(b)(c) (20.1%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $264,012	$264,000	$264,000
TOTAL REPURCHASE AGREEMENTS (Cost $264,000)		264,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	88	$88
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	111	111
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	361	361
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $560)		560

TOTAL INVESTMENT SECURITIES (Cost $1,013,073) - 97.4%		1,280,683
Net other assets (liabilities) - 2.6%		34,622

NET ASSETS - 100.0%		$1,315,305

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $524.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $236,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

NM                   Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	11/25/19	2.16%	$564,103	$6,212
Dow Jones U.S. Select Telecommunications Index	UBS AG	11/25/19	2.01%	375,414	2,286
				$939,517	$8,498

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Communications Equipment	$310,040	23.6%
Diversified Telecommunication Services	555,891	42.4%
Electronic Equipment, Instruments & Components	3,017	0.2%
Household Durables	46,500	3.5%
Media	22,883	1.7%
Wireless Telecommunication Services	77,792	5.9%
Other **	299,182	22.7%
Total	$1,315,305	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (30.8%)
U.S. Treasury Bonds, 2.25%, 8/15/49	$12,420,000	$12,603,389
TOTAL U.S. TREASURY OBLIGATION (Cost $13,101,543)		12,603,389

Repurchase Agreements(a)(b) (65.1%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $26,610,185	26,609,000	26,609,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,609,000)		26,609,000
TOTAL INVESTMENT SECURITIES (Cost $39,710,543) - 95.9%		39,212,389
Net other assets (liabilities) - 4.1%		1,675,535

NET ASSETS - 100.0%		$40,887,924

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $505,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/49	Citibank North America	11/15/19	1.85%	$33,842,434	$559,883
30-Year U.S. Treasury Bond, 2.25% due on 8/15/49	Societe’ Generale	11/15/19	1.98%	4,363,492	51,554
				$38,205,926	$611,437

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBear ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (120.1%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $11,049,492	$11,049,000	$11,049,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,049,000)		11,049,000

TOTAL INVESTMENT SECURITIES (Cost $11,049,000) - 120.1%		11,049,000
Net other assets (liabilities) - (20.1)%		(1,845,839)

NET ASSETS - 100.0%		$9,203,161

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $3,293,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	12/23/19	$(1,062,600)	$(9,964)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/19	(2.01)%	$(8,987,115)	$7,406
S&P 500	UBS AG	11/27/19	(1.81)%	(8,427,340)	3,247
				$(17,414,455)	$10,653

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (53.8%)
3M Co. (Industrial Conglomerates)	1,790	$295,332
A.O. Smith Corp. (Building Products)	430	21,362
Abbott Laboratories (Health Care Equipment & Supplies)	5,500	459,854
AbbVie, Inc. (Biotechnology)	4,601	366,009
ABIOMED, Inc.* (Health Care Equipment & Supplies)	141	29,269
Accenture PLC - Class A (IT Services)	1,982	367,502
Activision Blizzard, Inc. (Entertainment)	2,386	133,688
Adobe Systems, Inc.* (Software)	1,511	419,952
Advance Auto Parts, Inc. (Specialty Retail)	222	36,071
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,376	114,548
Affiliated Managers Group, Inc. (Capital Markets)	158	12,621
Aflac, Inc. (Insurance)	2,303	122,427
Agilent Technologies, Inc. (Life Sciences Tools & Services)	963	72,947
Air Products & Chemicals, Inc. (Chemicals)	686	146,296
Akamai Technologies, Inc.* (IT Services)	513	44,375
Alaska Air Group, Inc. (Airlines)	384	26,661
Albemarle Corp. (Chemicals)	330	20,044
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	353	56,039
Alexion Pharmaceuticals, Inc.* (Biotechnology)	698	73,569
Align Technology, Inc.* (Health Care Equipment & Supplies)	226	57,018
Allegion PLC (Building Products)	290	33,652
Allergan PLC (Pharmaceuticals)	1,022	179,984
Alliance Data Systems Corp. (IT Services)	128	12,800
Alliant Energy Corp. (Electric Utilities)	738	39,365
Alphabet, Inc.* - Class A (Interactive Media & Services)	932	1,173,202
Alphabet, Inc.* - Class C (Interactive Media & Services)	941	1,185,764
Altria Group, Inc. (Tobacco)	5,813	260,364
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,293	2,297,222
Amcor PLC (Containers & Packaging)	5,053	48,105
Ameren Corp. (Multi-Utilities)	765	59,441
American Airlines Group, Inc. (Airlines)	1,232	37,034
American Electric Power Co., Inc. (Electric Utilities)	1,536	144,983
American Express Co. (Consumer Finance)	2,117	248,282
American International Group, Inc. (Insurance)	2,706	143,310
American Tower Corp. (Equity Real Estate Investment Trusts)	1,377	300,295
American Water Works Co., Inc. (Water Utilities)	563	69,401
Ameriprise Financial, Inc. (Capital Markets)	407	61,412
AmerisourceBergen Corp. (Health Care Providers & Services)	473	40,385
AMETEK, Inc. (Electrical Equipment)	711	65,163
Amgen, Inc. (Biotechnology)	1,866	397,924
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	925	92,805
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,149	122,518
ANSYS, Inc.* (Software)	262	57,679
Anthem, Inc. (Health Care Providers & Services)	795	213,919
Aon PLC (Insurance)	734	141,779
Apache Corp. (Oil, Gas & Consumable Fuels)	1,169	25,321
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	462	25,355
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,218	3,288,109
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,874	155,943
Aptiv PLC (Auto Components)	797	71,371
Archer-Daniels-Midland Co. (Food Products)	1,732	72,813
Arconic, Inc. (Aerospace & Defense)	1,204	33,074
Arista Networks, Inc.* (Communications Equipment)	169	41,332
Arthur J. Gallagher & Co. (Insurance)	579	52,816
Assurant, Inc. (Insurance)	189	23,827
AT&T, Inc. (Diversified Telecommunication Services)	22,736	875,108
Atmos Energy Corp. (Gas Utilities)	367	41,280
Autodesk, Inc.* (Software)	684	100,794
Automatic Data Processing, Inc. (IT Services)	1,349	218,848
AutoZone, Inc.* (Specialty Retail)	76	86,973
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	435	94,682
Avery Dennison Corp. (Containers & Packaging)	262	33,499
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	1,605	34,347
Ball Corp. (Containers & Packaging)	1,032	72,208
Bank of America Corp. (Banks)	26,067	815,115
Baxter International, Inc. (Health Care Equipment & Supplies)	1,589	121,876
BB&T Corp. (Banks)	2,383	126,418
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	840	215,040
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	6,101	1,296,951
Best Buy Co., Inc. (Specialty Retail)	721	51,789
Biogen, Inc.* (Biotechnology)	573	171,161
BlackRock, Inc. - Class A (Capital Markets)	366	168,982
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	133	272,486
BorgWarner, Inc. (Auto Components)	642	26,759
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	447	61,328
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,335	180,770
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,090	292,013
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,238	362,548

	Shares	Value
Common Stocks, continued
Broadridge Financial Solutions, Inc. (IT Services)	356	$44,578
Brown-Forman Corp. - Class B (Beverages)	566	37,084
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	421	31,844
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,301	24,251
Cadence Design Systems, Inc.* (Software)	871	56,920
Campbell Soup Co. (Food Products)	525	24,313
Capital One Financial Corp. (Consumer Finance)	1,464	136,518
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	470	14,603
Cardinal Health, Inc. (Health Care Providers & Services)	927	45,840
CarMax, Inc.* (Specialty Retail)	516	48,076
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,245	53,398
Caterpillar, Inc. (Machinery)	1,751	241,289
CBOE Holdings, Inc. (Capital Markets)	347	39,957
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,046	56,013
CBS Corp. - Class B (Media)	1,017	36,653
CDW Corp. (Electronic Equipment, Instruments & Components)	450	57,560
Celanese Corp. (Chemicals)	386	46,764
Celgene Corp.* (Biotechnology)	2,206	238,314
Centene Corp.* (Health Care Providers & Services)	1,286	68,261
CenterPoint Energy, Inc. (Multi-Utilities)	1,561	45,378
CenturyLink, Inc. (Diversified Telecommunication Services)	3,053	39,506
Cerner Corp. (Health Care Technology)	991	66,516
CF Industries Holdings, Inc. (Chemicals)	679	30,793
Charter Communications, Inc.* - Class A (Media)	503	235,333
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,907	686,038
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	79	61,475
Chubb, Ltd. (Insurance)	1,418	216,133
Church & Dwight Co., Inc. (Household Products)	769	53,784
Cigna Corp. (Health Care Providers & Services)	1,175	209,691
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	315	13,299
Cincinnati Financial Corp. (Insurance)	472	53,435
Cintas Corp. (Commercial Services & Supplies)	259	69,586
Cisco Systems, Inc. (Communications Equipment)	13,209	627,560
Citigroup, Inc. (Banks)	7,028	505,032
Citizens Financial Group, Inc. (Banks)	1,390	48,872
Citrix Systems, Inc. (Software)	383	41,693
CME Group, Inc. (Capital Markets)	1,114	229,207
CMS Energy Corp. (Multi-Utilities)	883	56,441
Cognizant Technology Solutions Corp. (IT Services)	1,718	104,695
Colgate-Palmolive Co. (Household Products)	2,670	183,162
Comcast Corp. - Class A (Media)	14,112	632,499
Comerica, Inc. (Banks)	464	30,355
ConAgra Foods, Inc. (Food Products)	1,513	40,927
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	626	42,268
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,454	190,660
Consolidated Edison, Inc. (Multi-Utilities)	1,033	95,263
Constellation Brands, Inc. - Class A (Beverages)	520	98,972
Copart, Inc.* (Commercial Services & Supplies)	628	51,898
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,429	71,971
Corteva, Inc. (Chemicals)	2,330	61,465
Costco Wholesale Corp. (Food & Staples Retailing)	1,369	406,744
Coty, Inc. (Personal Products)	914	10,685
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,294	179,594
CSX Corp. (Road & Rail)	2,483	174,480
Cummins, Inc. (Machinery)	492	84,860
CVS Health Corp. (Health Care Providers & Services)	4,046	268,613
D.R. Horton, Inc. (Household Durables)	1,046	54,780
Danaher Corp. (Health Care Equipment & Supplies)	1,986	273,711
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	382	42,887
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	301	17,639
Deere & Co. (Machinery)	980	170,658
Delta Air Lines, Inc. (Airlines)	1,800	99,144
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	698	38,236
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,256	25,472
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	507	43,480
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)(a)	648	82,322
Discover Financial Services (Consumer Finance)	991	79,538
Discovery Communications, Inc.* - Class A (Media)	491	13,235
Discovery Communications, Inc.* - Class C (Media)	1,078	27,209
Dish Network Corp.* - Class A (Media)	748	25,716
Dollar General Corp. (Multiline Retail)	799	128,112
Dollar Tree, Inc.* (Multiline Retail)	736	81,254
Dominion Resources, Inc. (Multi-Utilities)	2,558	211,164
Dover Corp. (Machinery)	452	46,958
Dow, Inc. (Chemicals)	2,312	116,733
DTE Energy Co. (Multi-Utilities)	570	72,572
Duke Energy Corp. (Electric Utilities)	2,267	213,687

	Shares		Value
Common Stocks, continued
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,124		$39,497
DuPont de Nemours, Inc. (Chemicals)	2,319		152,845
DXC Technology Co. (IT Services)	814		22,523
E*TRADE Financial Corp. (Capital Markets)	746		31,175
Eastman Chemical Co. (Chemicals)	426		32,393
Eaton Corp. PLC (Electrical Equipment)	1,307		113,853
eBay, Inc. (Internet & Direct Marketing Retail)	2,453		86,468
Ecolab, Inc. (Chemicals)	779		149,623
Edison International (Electric Utilities)	1,114		70,071
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	647		154,232
Electronic Arts, Inc.* (Entertainment)	917		88,399
Eli Lilly & Co. (Pharmaceuticals)	2,643		301,170
Emerson Electric Co. (Electrical Equipment)	1,914		134,267
Entergy Corp. (Electric Utilities)	618		75,075
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,805		125,105
Equifax, Inc. (Professional Services)	376		51,403
Equinix, Inc. (Equity Real Estate Investment Trusts)	265		150,197
Equity Residential (Equity Real Estate Investment Trusts)	1,085		96,196
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	204		66,735
Everest Re Group, Ltd. (Insurance)	127		32,650
Evergy, Inc. (Electric Utilities)	733		46,846
Eversource Energy (Electric Utilities)	1,006		84,242
Exelon Corp. (Electric Utilities)	3,023		137,516
Expedia, Inc. (Internet & Direct Marketing Retail)	436		59,584
Expeditors International of Washington, Inc. (Air Freight & Logistics)	532		38,804
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	400		44,908
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	13,166		889,626
F5 Networks, Inc.* (Communications Equipment)	188		27,087
Facebook, Inc.* - Class A (Interactive Media & Services)	7,486		1,434,692
Fastenal Co. (Trading Companies & Distributors)	1,783		64,081
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	217		29,514
FedEx Corp. (Air Freight & Logistics)	746		113,884
Fidelity National Information Services, Inc. (IT Services)	1,909		251,530
Fifth Third Bancorp (Banks)	2,272		66,070
First Horizon National Corp. (Banks)	—	†	4
First Republic Bank (Banks)	523		55,626
FirstEnergy Corp. (Electric Utilities)	1,680		81,178
Fiserv, Inc.* (IT Services)	1,777		188,611
FleetCor Technologies, Inc.* (IT Services)	269		79,145
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	421		21,707
Flowserve Corp. (Machinery)	407		19,878
FMC Corp. (Chemicals)	406		37,149
Ford Motor Co. (Automobiles)	12,172		104,557
Fortinet, Inc.* (Software)	441		35,968
Fortive Corp. (Machinery)	918		63,342
Fortune Brands Home & Security, Inc. (Building Products)	435		26,122
Fox Corp. - Class A (Media)	1,101		35,276
Fox Corp. - Class B (Media)	504		15,745
Franklin Resources, Inc. (Capital Markets)	876		24,134
Freeport-McMoRan, Inc. (Metals & Mining)	4,510		44,288
Garmin, Ltd. (Household Durables)	450		42,188
Gartner, Inc.* (IT Services)	280		43,142
General Dynamics Corp. (Aerospace & Defense)	728		128,710
General Electric Co. (Industrial Conglomerates)	27,153		270,987
General Mills, Inc. (Food Products)	1,878		95,515
General Motors Co. (Automobiles)	3,908		145,222
Genuine Parts Co. (Distributors)	455		46,674
Gilead Sciences, Inc. (Biotechnology)	3,941		251,081
Global Payments, Inc. (IT Services)	934		158,014
Globe Life, Inc. (Insurance)	313		30,464
H & R Block, Inc. (Diversified Consumer Services)(a)	623		15,569
Halliburton Co. (Energy Equipment & Services)	2,724		52,437
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,123		17,081
Harley-Davidson, Inc. (Automobiles)	487		18,949
Hartford Financial Services Group, Inc. (Insurance)	1,125		64,215
Hasbro, Inc. (Leisure Products)	366		35,615
HCA Holdings, Inc. (Health Care Providers & Services)	827		110,438
HCP, Inc. (Equity Real Estate Investment Trusts)	1,528		57,483
Helmerich & Payne, Inc. (Energy Equipment & Services)	340		12,750
Henry Schein, Inc.* (Health Care Providers & Services)	461		28,852
Hess Corp. (Oil, Gas & Consumable Fuels)	805		52,929
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,061		66,641
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	893		86,585
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	471		25,877
Hologic, Inc.* (Health Care Equipment & Supplies)	832		40,194
Honeywell International, Inc. (Industrial Conglomerates)	2,238		386,570
Hormel Foods Corp. (Food Products)	864		35,329
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,269		37,189
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,610		80,076

	Shares	Value
Common Stocks, continued
Humana, Inc. (Health Care Providers & Services)	420	$123,564
Huntington Bancshares, Inc. (Banks)	3,228	45,612
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	129	29,110
IDEX Corp. (Machinery)	236	36,705
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	268	76,383
IHS Markit, Ltd.* (Professional Services)	1,248	87,385
Illinois Tool Works, Inc. (Machinery)	916	154,419
Illumina, Inc.* (Life Sciences Tools & Services)	457	135,053
Incyte Corp.* (Biotechnology)	556	46,660
Ingersoll-Rand PLC (Machinery)	752	95,421
Intel Corp. (Semiconductors & Semiconductor Equipment)	13,784	779,209
Intercontinental Exchange, Inc. (Capital Markets)	1,744	164,494
International Business Machines Corp. (IT Services)	2,757	368,694
International Flavors & Fragrances, Inc. (Chemicals)	332	40,507
International Paper Co. (Containers & Packaging)	1,222	53,377
Intuit, Inc. (Software)	810	208,575
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	359	198,509
Invesco, Ltd. (Capital Markets)	1,197	20,134
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	111	14,905
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	568	82,031
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	893	29,290
J.B. Hunt Transport Services, Inc. (Road & Rail)	265	31,153
Jack Henry & Associates, Inc. (IT Services)	240	33,974
Jacobs Engineering Group, Inc. (Construction & Engineering)	421	39,397
Johnson & Johnson (Pharmaceuticals)	8,212	1,084,312
Johnson Controls International PLC (Building Products)	2,475	107,242
JPMorgan Chase & Co. (Banks)	9,950	1,242,954
Juniper Networks, Inc. (Communications Equipment)	1,075	26,682
Kansas City Southern Industries, Inc. (Road & Rail)	313	44,064
Kellogg Co. (Food Products)	774	49,172
KeyCorp (Banks)	3,120	56,066
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	584	58,931
Kimberly-Clark Corp. (Household Products)	1,072	142,447
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,312	28,287
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	6,057	121,019
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	495	83,675
Kohl’s Corp. (Multiline Retail)	495	25,374
L Brands, Inc. (Specialty Retail)	721	12,286
L3Harris Technologies, Inc. (Aerospace & Defense)	694	143,179
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	304	50,090
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	450	121,968
Lamb Weston Holding, Inc. (Food Products)	453	35,352
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	1,053	65,118
Leggett & Platt, Inc. (Household Durables)	408	20,930
Leidos Holdings, Inc. (IT Services)	421	36,303
Lennar Corp. - Class A (Household Durables)	885	52,746
Lincoln National Corp. (Insurance)	623	35,187
Linde PLC (Chemicals)	1,682	333,625
LKQ Corp.* (Distributors)	958	32,562
Lockheed Martin Corp. (Aerospace & Defense)	773	291,174
Loews Corp. (Insurance)	810	39,690
Lowe’s Cos., Inc. (Specialty Retail)	2,402	268,087
LyondellBasell Industries N.V. - Class A (Chemicals)	803	72,029
M&T Bank Corp. (Banks)	416	65,116
Macy’s, Inc. (Multiline Retail)	960	14,554
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,501	28,837
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,049	131,034
MarketAxess Holdings, Inc. (Capital Markets)	117	43,125
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	851	107,632
Marsh & McLennan Cos., Inc. (Insurance)	1,576	163,305
Martin Marietta Materials, Inc. (Construction Materials)	194	50,811
Masco Corp. (Building Products)	900	41,625
MasterCard, Inc. - Class A (IT Services)	2,778	768,979
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	844	49,509
McCormick & Co., Inc. (Food Products)	383	61,544
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,363	464,802
McKesson Corp. (Health Care Providers & Services)	575	76,475
Medtronic PLC (Health Care Equipment & Supplies)	4,174	454,549
Merck & Co., Inc. (Pharmaceuticals)	7,967	690,420
MetLife, Inc. (Insurance)	2,476	115,852
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	77	54,280
MGM Resorts International (Hotels, Restaurants & Leisure)	1,621	46,199
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	741	69,869
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,434	163,287

	Shares	Value
Common Stocks, continued
Microsoft Corp. (Software)	23,759	$3,406,328
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	355	49,341
Mohawk Industries, Inc.* (Household Durables)	187	26,812
Molson Coors Brewing Co. - Class B (Beverages)	585	30,841
Mondelez International, Inc. - Class A (Food Products)	4,487	235,344
Monster Beverage Corp.* (Beverages)	1,203	67,524
Moody’s Corp. (Capital Markets)	507	111,890
Morgan Stanley (Capital Markets)	3,907	179,917
Motorola Solutions, Inc. (Communications Equipment)	516	85,821
MSCI, Inc. - Class A (Capital Markets)	264	61,924
Mylan N.V.* (Pharmaceuticals)	1,604	30,717
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,199	27,121
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	739	41,295
Netflix, Inc.* (Entertainment)	1,362	391,452
Newell Rubbermaid, Inc. (Household Durables)	1,185	22,479
Newmont Mining Corp. (Metals & Mining)	2,550	101,311
News Corp. - Class A (Media)	1,198	16,425
News Corp. - Class B (Media)	377	5,323
NextEra Energy, Inc. (Electric Utilities)	1,521	362,515
Nielsen Holdings PLC (Professional Services)	1,105	22,277
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,896	348,887
NiSource, Inc. (Multi-Utilities)	1,161	32,554
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,487	28,640
Nordstrom, Inc. (Multiline Retail)	332	11,919
Norfolk Southern Corp. (Road & Rail)	820	149,240
Northern Trust Corp. (Capital Markets)	668	66,586
Northrop Grumman Corp. (Aerospace & Defense)	490	172,715
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	670	34,009
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	786	31,534
Nucor Corp. (Metals & Mining)	943	50,781
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,895	380,932
NVR, Inc.* (Household Durables)	11	40,002
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,782	112,671
Omnicom Group, Inc. (Media)	677	52,258
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,285	89,732
Oracle Corp. (Software)	6,850	373,257
O’Reilly Automotive, Inc.* (Specialty Retail)	239	104,087
PACCAR, Inc. (Machinery)	1,077	81,917
Packaging Corp. of America (Containers & Packaging)	295	32,291
Parker-Hannifin Corp. (Machinery)	400	73,396
Paychex, Inc. (IT Services)	996	83,305
PayPal Holdings, Inc.* (IT Services)	3,661	381,110
Pentair PLC (Machinery)	522	21,647
People’s United Financial, Inc. (Banks)	1,239	20,035
PepsiCo, Inc. (Beverages)	4,351	596,827
PerkinElmer, Inc. (Life Sciences Tools & Services)	345	29,656
Perrigo Co. PLC (Pharmaceuticals)	423	22,427
Pfizer, Inc. (Pharmaceuticals)	17,215	660,540
Philip Morris International, Inc. (Tobacco)	4,841	394,251
Phillips 66 (Oil, Gas & Consumable Fuels)	1,396	163,080
Pinnacle West Capital Corp. (Electric Utilities)	350	32,942
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	520	63,970
PNC Financial Services Group, Inc. (Banks)	1,385	203,180
PPG Industries, Inc. (Chemicals)	735	91,963
PPL Corp. (Electric Utilities)	2,246	75,219
Principal Financial Group, Inc. (Insurance)	807	43,078
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,964	172,361
Prudential Financial, Inc. (Insurance)	1,250	113,925
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,573	99,587
Public Storage (Equity Real Estate Investment Trusts)	467	104,076
PulteGroup, Inc. (Household Durables)	802	31,470
PVH Corp. (Textiles, Apparel & Luxury Goods)	231	20,134
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	366	29,595
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,783	304,305
Quanta Services, Inc. (Construction & Engineering)	442	18,586
Quest Diagnostics, Inc. (Health Care Providers & Services)	419	42,424
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	162	15,562
Raymond James Financial, Inc. (Capital Markets)	385	32,144
Raytheon Co. (Aerospace & Defense)	867	183,986
Realty Income Corp. (Equity Real Estate Investment Trusts)	991	81,054
Regency Centers Corp. (Equity Real Estate Investment Trusts)	521	35,032
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	249	76,264
Regions Financial Corp. (Banks)	3,103	49,958
Republic Services, Inc. - Class A (Commercial Services & Supplies)	658	57,582
ResMed, Inc. (Health Care Equipment & Supplies)	446	65,972
Robert Half International, Inc. (Professional Services)	365	20,904
Rockwell Automation, Inc. (Electrical Equipment)	365	62,776
Rollins, Inc. (Commercial Services & Supplies)	437	16,654

	Shares	Value
Common Stocks, continued
Roper Technologies, Inc. (Industrial Conglomerates)	324	$109,175
Ross Stores, Inc. (Specialty Retail)	1,135	124,475
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	535	58,224
S&P Global, Inc. (Capital Markets)	767	197,878
Salesforce.com, Inc.* (Software)	2,729	427,061
SBA Communications Corp. (Equity Real Estate Investment Trusts)(a)	352	84,709
Schlumberger, Ltd. (Energy Equipment & Services)	4,302	140,632
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	736	42,710
Sealed Air Corp. (Containers & Packaging)	480	20,050
Sempra Energy (Multi-Utilities)	855	123,556
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	958	144,351
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	534	48,626
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	256	21,402
Snap-on, Inc. (Machinery)	172	27,979
Southwest Airlines Co. (Airlines)	1,505	84,476
Stanley Black & Decker, Inc. (Machinery)	471	71,276
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,725	314,986
State Street Corp. (Capital Markets)	1,159	76,575
Stryker Corp. (Health Care Equipment & Supplies)	998	215,837
SunTrust Banks, Inc. (Banks)	1,381	94,378
SVB Financial Group* (Banks)	161	35,658
Symantec Corp. (Software)	1,768	40,452
Synchrony Financial (Consumer Finance)	1,898	67,132
Synopsys, Inc.* (Software)	467	63,395
Sysco Corp. (Food & Staples Retailing)	1,597	127,552
T. Rowe Price Group, Inc. (Capital Markets)	733	84,881
Take-Two Interactive Software, Inc.* (Entertainment)	352	42,363
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	892	23,067
Target Corp. (Multiline Retail)	1,590	169,986
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,046	93,617
TechnipFMC PLC (Energy Equipment & Services)	1,305	25,748
Teleflex, Inc. (Health Care Equipment & Supplies)	143	49,680
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,905	342,761
Textron, Inc. (Aerospace & Defense)	715	32,954
The AES Corp. (Independent Power and Renewable Electricity Producers)	2,064	35,192
The Allstate Corp. (Insurance)	1,024	108,974
The Bank of New York Mellon Corp. (Capital Markets)	2,669	124,776
The Boeing Co. (Aerospace & Defense)	1,663	565,271
The Charles Schwab Corp. (Capital Markets)	3,619	147,329
The Clorox Co. (Household Products)	391	57,747
The Coca-Cola Co. (Beverages)	11,975	651,800
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	154	44,814
The Estee Lauder Cos., Inc. - Class A (Personal Products)	689	128,340
The Gap, Inc. (Specialty Retail)	665	10,813
The Goldman Sachs Group, Inc. (Capital Markets)	1,006	214,661
The Hershey Co. (Food Products)	464	68,148
The Home Depot, Inc. (Specialty Retail)	3,407	799,214
The Interpublic Group of Cos., Inc. (Media)	1,204	26,187
The JM Smucker Co. - Class A (Food Products)	355	37,516
The Kraft Heinz Co. (Food Products)	1,935	62,559
The Kroger Co. (Food & Staples Retailing)	2,484	61,206
The Macerich Co. (Equity Real Estate Investment Trusts)	341	9,378
The Mosaic Co. (Chemicals)	1,103	21,928
The Nasdaq OMX Group, Inc. (Capital Markets)	359	35,817
The Procter & Gamble Co. (Household Products)	7,787	969,559
The Progressive Corp. (Insurance)	1,819	126,784
The Sherwin-Williams Co. (Chemicals)	255	145,942
The Southern Co. (Electric Utilities)	3,252	203,770
The TJX Cos., Inc. (Specialty Retail)	3,762	216,879
The Travelers Cos., Inc. (Insurance)	810	106,159
The Walt Disney Co. (Entertainment)	5,606	728,332
The Western Union Co. (IT Services)	1,318	33,029
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,770	84,109
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,247	376,569
Tiffany & Co. (Specialty Retail)	339	42,209
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	984	81,337
Tractor Supply Co. (Specialty Retail)	370	35,157
TransDigm Group, Inc. (Aerospace & Defense)	154	81,047
TripAdvisor, Inc.* (Interactive Media & Services)	325	13,130
Twitter, Inc.* (Interactive Media & Services)	2,405	72,078
Tyson Foods, Inc. - Class A (Food Products)	917	75,918
U.S. Bancorp (Banks)	4,462	254,423
UDR, Inc. (Equity Real Estate Investment Trusts)	910	45,728
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	184	42,900
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	585	12,080
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	604	11,174
Union Pacific Corp. (Road & Rail)	2,192	362,689
United Continental Holdings, Inc.* (Airlines)	688	62,498
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,173	250,265

	Shares	Value
Common Stocks, continued
United Rentals, Inc.* (Trading Companies & Distributors)	240	$32,057
United Technologies Corp. (Aerospace & Defense)	2,524	362,396
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,948	744,959
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	253	34,777
Unum Group (Insurance)	648	17,846
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,017	83,689
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,289	125,007
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	284	34,310
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,159	75,451
VeriSign, Inc.* (IT Services)	324	61,566
Verisk Analytics, Inc. - Class A (Professional Services)	509	73,652
Verizon Communications, Inc. (Diversified Telecommunication Services)	12,870	778,249
Vertex Pharmaceuticals, Inc.* (Biotechnology)	799	156,189
Viacom, Inc. - Class B (Entertainment)	1,100	23,716
Visa, Inc. - Class A (IT Services)	5,374	961,195
Vornado Realty Trust (Equity Real Estate Investment Trusts)	492	32,290
Vulcan Materials Co. (Construction Materials)	412	58,862
W.W. Grainger, Inc. (Trading Companies & Distributors)	138	42,620
Wabtec Corp. (Machinery)	566	39,263
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,360	129,281
Wal-Mart Stores, Inc. (Food & Staples Retailing)	4,426	518,992
Waste Management, Inc. (Commercial Services & Supplies)	1,214	136,222
Waters Corp.* (Life Sciences Tools & Services)	208	44,017
WEC Energy Group, Inc. (Multi-Utilities)	981	92,606
WellCare Health Plans, Inc.* (Health Care Providers & Services)	157	46,566
Wells Fargo & Co. (Banks)	12,473	643,981
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,261	114,360
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	920	47,518
WestRock Co. (Containers & Packaging)	800	29,896
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,317	67,680
Whirlpool Corp. (Household Durables)	198	30,120
Willis Towers Watson PLC (Insurance)	401	74,947
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	301	36,523
Xcel Energy, Inc. (Electric Utilities)	1,632	103,648
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	592	20,087
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	786	71,322
Xylem, Inc. (Machinery)	560	42,946
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	946	96,218
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	639	88,329
Zions Bancorp (Banks)	551	26,707
Zoetis, Inc. (Pharmaceuticals)	1,485	189,961
TOTAL COMMON STOCKS (Cost $37,310,205)		78,492,321

	Principal Amount	Value
Repurchase Agreements(b)(c) (37.9%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $55,256,460	$55,254,000	$55,254,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,254,000)		55,254,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	8,227	$8,227
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	10,334	10,334
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	33,769	33,769
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $52,330)		52,330

TOTAL INVESTMENT SECURITIES (Cost $92,616,535) - 91.7%		133,798,651
Net other assets (liabilities) - 8.3%		12,156,375

NET ASSETS - 100.0%		$145,955,026

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $50,638.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $23,199,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	96	12/23/19	$14,572,800	$208,210

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/19	2.21%	$93,802,805	$(53,179)
SPDR S&P 500 ETF	Goldman Sachs International	11/27/19	2.11%	19,100,094	(1,941)
				$112,902,899	$(55,120)

S&P 500	UBS AG	11/27/19	2.16%	$34,011,098	$(13,671)
SPDR S&P 500 ETF	UBS AG	11/27/19	1.76%	51,295,450	(2,680)
				$85,306,548	$(16,351)
				$198,209,447	$(71,471)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$2,023,616	1.4%
Air Freight & Logistics	434,797	0.3%
Airlines	309,813	0.2%
Auto Components	98,130	0.1%
Automobiles	268,728	0.2%
Banks	4,385,561	2.9%
Beverages	1,483,047	1.0%
Biotechnology	1,777,171	1.2%
Building Products	230,003	0.2%
Capital Markets	2,129,619	1.5%
Chemicals	1,500,099	1.0%
Commercial Services & Supplies	331,942	0.2%
Communications Equipment	808,482	0.6%
Construction & Engineering	57,983	NM
Construction Materials	109,673	0.1%
Consumer Finance	531,470	0.4%
Containers & Packaging	289,426	0.2%
Distributors	79,236	0.1%
Diversified Consumer Services	15,569	NM
Diversified Financial Services	1,296,951	0.9%
Diversified Telecommunication Services	1,692,863	1.2%
Electric Utilities	1,671,057	1.1%
Electrical Equipment	376,059	0.3%
Electronic Equipment, Instruments & Components	411,496	0.3%
Energy Equipment & Services	293,035	0.2%
Entertainment	1,407,950	1.0%
Equity Real Estate Investment Trusts	2,416,123	1.7%
Food & Staples Retailing	1,243,775	0.9%
Food Products	894,450	0.6%
Gas Utilities	41,280	NM
Health Care Equipment & Supplies	2,798,583	1.9%
Health Care Providers & Services	2,122,493	1.5%
Health Care Technology	66,516	NM
Hotels, Restaurants & Leisure	1,468,056	1.0%
Household Durables	321,527	0.2%
Household Products	1,406,699	1.0%
Independent Power and Renewable Electricity Producers	66,726	NM
Industrial Conglomerates	1,062,064	0.7%
Insurance	1,826,803	1.3%
Interactive Media & Services	3,878,865	2.7%
Internet & Direct Marketing Retail	2,715,760	1.9%
IT Services	4,263,918	2.8%
Leisure Products	35,615	NM
Life Sciences Tools & Services	794,553	0.5%
Machinery	1,271,954	0.9%
Media	1,121,859	0.8%
Metals & Mining	196,380	0.1%
Multiline Retail	431,199	0.3%
Multi-Utilities	888,562	0.6%
Oil, Gas & Consumable Fuels	3,092,425	2.1%
Personal Products	139,025	0.1%
Pharmaceuticals	3,451,545	2.4%
Professional Services	255,621	0.2%
Real Estate Management & Development	56,013	NM
Road & Rail	761,626	0.5%
Semiconductors & Semiconductor Equipment	3,200,615	2.2%
Software	5,232,075	3.5%
Specialty Retail	1,879,016	1.3%
Technology Hardware, Storage & Peripherals	3,586,436	2.5%
Textiles, Apparel & Luxury Goods	546,277	0.4%
Tobacco	654,615	0.4%
Trading Companies & Distributors	138,758	0.1%
Water Utilities	69,401	NM
Wireless Telecommunication Services	81,337	0.1%
Other **	67,462,705	46.2%
Total	$145,955,026	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (89.8%)
360 Finance, Inc.*ADR (Consumer Finance)	2,631	$23,284
58.com, Inc.*ADR (Interactive Media & Services)	4,882	257,818
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	22,824	4,032,315
Autohome, Inc.*ADR (Interactive Media & Services)	3,015	254,948
Baidu, Inc.*ADR (Interactive Media & Services)	13,464	1,371,308
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)(a)	2,055	89,434
Beigene, Ltd.*ADR (Biotechnology)	1,945	269,071
Bilibili, Inc.*ADR (Entertainment)	4,214	66,539
Bitauto Holdings, Ltd.*ADR (Interactive Media & Services)	1,376	20,819
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	2,141	52,968
China Life Insurance Co., Ltd.ADR (Insurance)	72,627	931,804
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	53,839	2,174,019
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	13,532	764,423
China Southern Airlines Co., Ltd.ADR (Airlines)	1,635	50,571
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	7,360	311,991
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	30,835	300,641
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,999	891,091
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	21,139	697,376
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	479	18,183
GDS Holdings, Ltd.*ADR (IT Services)	3,570	148,798
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	4,986	93,787
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	5,932	224,586
HUYA, Inc.*ADR (Entertainment)	3,045	67,721
iQIYI, Inc.*ADR (Entertainment)	14,254	248,447
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	29,100	906,464
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	1,657	23,927
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	3,031	34,372
Luckin Coffee, Inc.*ADR (Hotels Restaurants & Leisure)(a)	1,742	34,108
Momo, Inc.ADR (Interactive Media & Services)	8,335	279,389
Netease.com, Inc.ADR (Entertainment)	3,278	937,049
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	6,291	767,879
NIO, Inc.*ADR (Automobiles)(a)	36,455	52,860
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	11,192	539,790
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	19,123	781,748
Qudian, Inc.*ADR (Consumer Finance)	6,424	44,518
Qutoutiao, Inc.*ADR (Interactive Media & Services)(a)	6,511	27,086
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	1,632	44,603
Sohu.com, Ltd.*ADR (Interactive Media & Services)	1,603	16,431
TAL Education Group*ADR (Diversified Consumer Services)	19,429	831,756
Tencent Music Entertainm*ADR (Entertainment)	2,278	31,528
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	20,175	232,820
Weibo Corp.*ADR (Interactive Media & Services)	3,398	167,148
YY, Inc.*ADR (Interactive Media & Services)	2,318	131,755
Zai Lab, Ltd.*ADR (Biotechnology)	1,930	65,215
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	22,915	504,130
TOTAL COMMON STOCKS (Cost $15,093,106)		19,816,518

	Principal Amount	Value
Repurchase Agreements(b)(c) (15.7%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $3,468,154	$3,468,000	$3,468,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,468,000)		3,468,000

	Shares	Value
Collateral for Securities Loaned (0.9%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	32,374	$32,374
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	40,664	40,664
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	132,887	132,887
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $205,925)		205,925

TOTAL INVESTMENT SECURITIES (Cost $18,767,031) - 106.4%		23,490,443
Net other assets (liabilities) - (6.4)%		(1,407,624)

NET ASSETS - 100.0%		$22,082,819

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $192,371.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $953,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.
ADR	American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	11/27/19	2.11%	$12,022,243	$(230,188)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	11/27/19	1.91%	12,302,717	(259,641)
				$24,324,960	$(489,829)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$504,130	2.3%
Airlines	103,539	0.5%
Automobiles	52,860	0.2%
Biotechnology	334,286	1.5%
Chemicals	44,603	0.2%
Consumer Finance	102,174	0.5%
Diversified Consumer Services	1,599,635	7.2%
Diversified Telecommunication Services	612,632	2.8%
Entertainment	1,351,284	6.1%
Hotels Restaurants & Leisure	34,108	0.2%
Hotels, Restaurants & Leisure	224,586	1.0%
Independent Power and Renewable Electricity Producers	93,787	0.4%
Insurance	931,804	4.2%
Interactive Media & Services	2,526,702	11.5%
Internet & Direct Marketing Retail	6,740,157	30.6%
IT Services	148,798	0.7%
Oil, Gas & Consumable Fuels	2,195,304	9.9%
Semiconductors & Semiconductor Equipment	42,110	0.2%
Wireless Telecommunication Services	2,174,019	9.8%
Other **	2,266,301	10.2%
Total	$22,082,819	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2019:

	Value	% of Net Assets
China	$19,816,518	89.8%
Other **	2,266,301	10.2%
Total	$22,082,819	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (77.7%)
3M Co. (Industrial Conglomerates)	6,270	$1,034,487
American Express Co. (Consumer Finance)	6,270	735,346
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,271	1,559,974
Caterpillar, Inc. (Machinery)	6,270	864,006
Chevron Corp. (Oil, Gas & Consumable Fuels)	6,270	728,198
Cisco Systems, Inc. (Communications Equipment)	6,270	297,888
Dow, Inc. (Chemicals)	6,270	316,572
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,269	423,596
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,270	354,443
International Business Machines Corp. (IT Services)	6,270	838,487
Johnson & Johnson (Pharmaceuticals)	6,270	827,891
JPMorgan Chase & Co. (Banks)	6,270	783,248
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,270	1,233,309
Merck & Co., Inc. (Pharmaceuticals)	6,270	543,358
Microsoft Corp. (Software)	6,270	898,930
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,270	561,479
Pfizer, Inc. (Pharmaceuticals)	6,270	240,580
The Boeing Co. (Aerospace & Defense)	6,257	2,126,817
The Coca-Cola Co. (Beverages)	6,270	341,276
The Goldman Sachs Group, Inc. (Capital Markets)	6,270	1,337,893
The Home Depot, Inc. (Specialty Retail)	6,271	1,471,051
The Procter & Gamble Co. (Household Products)	6,270	780,678
The Travelers Cos., Inc. (Insurance)	6,270	821,746
The Walt Disney Co. (Entertainment)	6,270	814,598
United Technologies Corp. (Aerospace & Defense)	6,269	900,103
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,270	1,584,429
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,270	379,147
Visa, Inc. - Class A (IT Services)	6,270	1,121,453
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,270	343,471
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,269	735,102
TOTAL COMMON STOCKS (Cost $10,994,036)		24,999,556

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.5%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $6,912,308	$6,912,000	$6,912,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,912,000)		6,912,000

TOTAL INVESTMENT SECURITIES (Cost $17,906,036) - 99.2%		31,911,556
Net other assets (liabilities) - 0.8%		270,049

NET ASSETS - 100.0%		$32,181,605

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $4,623,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	47	12/23/19	$6,340,300	$(35,339)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/27/19	2 .16%	$12,482,070	$(22,243)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	11/27/19	2 .01%	3,289,300	(4,583)
				$15,771,370	$(26,826)

Dow Jones Industrial Average	UBS AG	11/27/19	2 .16%	$11,782,177	$(21,558)
SPDR Dow Jones Industrial Average ETF	UBS AG	11/27/19	1 .96%	5,369,110	(7,459)
				$17,151,287	$(29,017)
				$32,922,657	$(55,843)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$3,026,920	9.4%
Banks	783,248	2.4%
Beverages	341,276	1.1%
Capital Markets	1,337,893	4.2%
Chemicals	316,572	1.0%
Communications Equipment	297,888	0.9%
Consumer Finance	735,346	2.3%
Diversified Telecommunication Services	379,147	1.2%
Entertainment	814,598	2.5%
Food & Staples Retailing	1,078,574	3.4%
Health Care Providers & Services	1,584,429	4.9%
Hotels, Restaurants & Leisure	1,233,309	3.8%
Household Products	780,678	2.4%
Industrial Conglomerates	1,034,487	3.2%
Insurance	821,746	2.6%
IT Services	1,959,939	6.1%
Machinery	864,006	2.7%
Oil, Gas & Consumable Fuels	1,151,794	3.6%
Pharmaceuticals	1,611,829	5.0%
Semiconductors & Semiconductor Equipment	354,443	1.1%
Software	898,930	2.8%
Specialty Retail	1,471,051	4.6%
Technology Hardware, Storage & Peripherals	1,559,974	4.8%
Textiles, Apparel & Luxury Goods	561,479	1.7%
Other **	7,182,049	22.3%
Total	$32,181,605	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (81.8%)
58.com, Inc.*ADR (Interactive Media & Services)	928	$49,008
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	14,660	2,589,983
Ambev S.A.ADR (Beverages)	44,402	191,373
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	11,763	185,973
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	4,158	91,809
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	15,472	78,907
Autohome, Inc.*ADR (Interactive Media & Services)	572	48,368
Baidu, Inc.*ADR (Interactive Media & Services)	2,789	284,060
Banco Bradesco S.A.ADR (Banks)	40,649	356,085
Banco de ChileADR (Banks)	2,241	57,549
Bancolombia S.A.ADR (Banks)	1,140	59,143
Beigene, Ltd.*ADR (Biotechnology)	369	51,047
BRF S.A.*ADR (Food Products)	7,291	63,869
Cemex S.A.B. de C.V.ADR (Construction Materials)	15,262	57,538
China Life Insurance Co., Ltd.ADR (Insurance)	15,004	192,501
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	11,146	450,075
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,572	145,293
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,398	59,261
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	5,863	57,164
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	3,832	140,175
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	1,621	240,784
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	4,018	132,554
Enersis S.A.ADR (Electric Utilities)	7,374	70,495
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,873	166,734
HDFC Bank, Ltd.ADR (Banks)	13,515	825,631
ICICI Bank, Ltd.ADR (Banks)	15,843	206,434
Infosys Technologies, Ltd.ADR (IT Services)	37,673	361,284
Itau Unibanco Holding S.A.ADR (Banks)	48,855	441,160
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	8,773	273,279
KB Financial Group, Inc.ADR (Banks)	3,963	141,558
Korea Electric Power Corp.*ADR (Electric Utilities)	5,179	56,348
Momo, Inc.ADR (Interactive Media & Services)	1,584	53,096
Netease.com, Inc.ADR (Entertainment)	697	199,244
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,195	145,862
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,126	102,537
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	13,507	219,354
POSCOADR (Metals & Mining)	2,847	127,859
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	4,795	138,480
Sasol, Ltd.ADR (Chemicals)	5,781	104,636
Shinhan Financial Group Co., Ltd.ADR (Banks)	4,542	163,921
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	3,004	69,242
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	38,166	1,970,510
TAL Education Group*ADR (Diversified Consumer Services)	3,692	158,054
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	4,176	54,998
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	20,565	46,477
Vale S.A.*ADR (Metals & Mining)	31,966	375,281
Wipro, Ltd.ADR (IT Services)	13,823	55,016
Woori Financial Group, Inc.ADR (Banks)	1,675	50,116
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	4,357	95,854
TOTAL COMMON STOCKS (Cost $8,218,879)		12,255,979

Preferred Stock (2.3%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	22,592	340,913
TOTAL PREFERRED STOCK (Cost $33,651)		340,913

	Principal Amount	Value
Repurchase Agreements(a)(b) (16.8%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $2,511,112	$2,511,000	$2,511,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,511,000)		2,511,000

TOTAL INVESTMENT SECURITIES (Cost $10,763,530) - 100.9%		15,107,892
Net other assets (liabilities) - (0.9)%		(138,688)

NET ASSETS - 100.0%		$14,969,204

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $402,000.

ADR              American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	11/27/19	2.11%	$6,470,834	$(60,391)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	11/27/19	2.16%	10,596,757	(99,922)
				$17,067,591	$(160,313)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$95,854	0.6%
Banks	2,301,599	15.5%
Beverages	358,107	2.4%
Biotechnology	51,047	0.3%
Chemicals	104,636	0.7%
Construction Materials	57,538	0.4%
Diversified Consumer Services	303,916	2.0%
Diversified Telecommunication Services	450,078	3.0%
Electric Utilities	126,843	0.8%
Entertainment	199,244	1.3%
Food Products	63,869	0.4%
Insurance	192,501	1.3%
Interactive Media & Services	434,531	2.9%
Internet & Direct Marketing Retail	2,995,815	20.0%
IT Services	416,300	2.8%
Metals & Mining	594,948	4.0%
Oil, Gas & Consumable Fuels	1,048,880	7.0%
Semiconductors & Semiconductor Equipment	2,095,895	14.0%
Wireless Telecommunication Services	705,291	4.7%
Other **	2,372,312	15.9%
Total	$14,969,204	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2019:

	Value	% of Net Assets
Brazil	$2,043,033	13.7%
Chile	128,044	0.9%
China	4,877,949	32.5%
Colombia	59,143	0.4%
Hong Kong	450,075	3.0%
India	1,448,365	9.7%
Indonesia	138,480	0.9%
Mexico	410,245	2.7%
South Africa	196,445	1.3%
South Korea	609,044	4.1%
Taiwan	2,236,069	14.9%
Other **	2,372,312	15.9%
Total	$14,969,204	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (66.1%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $8,753,390	$8,753,000	$8,753,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,753,000)		8,753,000

TOTAL INVESTMENT SECURITIES (Cost $8,753,000) - 66.1%		8,753,000
Net other assets (liabilities) - 33.9%		4,494,598

NET ASSETS - 100.0%		$13,247,598

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $420,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/27/19	1.96%	$9,415,360	$5,235
MSCI EAFE Index	UBS AG	11/27/19	2.46%	17,080,851	14,305
				$26,496,211	$19,540

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (95.2%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $18,249,813	$18,249,000	$18,249,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,249,000)		18,249,000

TOTAL INVESTMENT SECURITIES (Cost $18,249,000) - 95.2%		18,249,000
Net other assets (liabilities) - 4.8%		920,486

NET ASSETS - 100.0%		$19,169,486

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	336	12/13/19	$38,178,000	$1,947,118

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/27/19	2.06%	$131,391	$(1,440)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (78.4%)
Ambev S.A.ADR (Beverages)	250,481	$1,079,573
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	80,215	1,268,199
Azul SA*ADR (Airlines)	7,661	298,626
Banco Bradesco S.A.ADR (Banks)	320,143	2,804,453
Banco de ChileADR (Banks)	20,157	517,631
Banco Santander Brasil S.A.ADR (Banks)	34,007	399,242
Banco Santander ChileADR (Banks)	14,100	341,643
Bancolombia S.A.ADR (Banks)	10,252	531,874
BRF S.A.*ADR (Food Products)	65,586	574,533
Cemex S.A.B. de C.V.ADR (Construction Materials)	137,296	517,606
Centrais Eletricas Brasileiras S.A. (Electrobras)ADR (Electric Utilities)	24,649	241,807
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	10,053	273,241
Cia Energetica de Minas GeraisADR (Electric Utilities)	88,083	295,959
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	4,763	261,870
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	20,443	313,596
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	30,997	419,699
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	22,376	408,362
Embraer S.A.ADR (Aerospace & Defense)	15,782	274,133
Enersis Chile S.A.ADR (Electric Utilities)	48,932	203,068
Enersis S.A.ADR (Electric Utilities)	66,334	634,153
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	12,551	1,117,290
Gerdau S.A.ADR (Metals & Mining)(a)	95,629	314,619
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	3,417	357,111
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	1,835	300,481
Grupo Televisa S.A.ADR (Media)	45,895	507,140
Itau Unibanco Holding S.A.ADR (Banks)	384,771	3,474,482
Latam Airlines Group S.A.ADR (Airlines)	26,401	297,539
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	79,941	1,298,242
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	48,152	389,068
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	37,565	494,731
TIM Participacoes S.A.ADR (Wireless Telecommunication Services)	14,494	205,090
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	68,633	320,516
Vale S.A.*ADR (Metals & Mining)	251,760	2,955,663
TOTAL COMMON STOCKS (Cost $16,591,073)		23,691,240

Preferred Stocks (9.9%)
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	14,178	292,350
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	177,927	2,684,919

TOTAL PREFERRED STOCKS (Cost $1,243,964)		2,977,269

	Principal Amount	Value
Repurchase Agreements(b)(c) (21.0%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $6,353,283	$6,353,000	$6,353,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,353,000)		6,353,000

	Shares	Value
Collateral for Securities Loaned (0.9%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	44,075	$44,075
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	55,360	55,360
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	180,915	180,915
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $280,350)		280,350

TOTAL INVESTMENT SECURITIES (Cost $24,468,387) - 110.2%		33,301,859
Net other assets (liabilities) - (10.2)%		(3,082,730)

NET ASSETS - 100.0%		$30,219,129

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $263,529.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $1,166,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

ADR              American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	11/27/19	2.11%	$16,708,287	$(394,988)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	11/27/19	2.16%	16,684,329	(394,404)
				$33,392,616	$(789,392)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$274,133	0.9%
Airlines	596,165	2.0%
Banks	8,069,327	26.7%
Beverages	2,458,733	8.1%
Chemicals	273,241	0.9%
Construction Materials	517,606	1.7%
Diversified Telecommunication Services	494,731	1.6%
Electric Utilities	1,374,986	4.6%
Food & Staples Retailing	292,350	1.0%
Food Products	574,533	1.9%
Media	507,140	1.7%
Metals & Mining	3,583,877	11.8%
Oil, Gas & Consumable Fuels	4,712,039	15.6%
Paper & Forest Products	389,068	1.3%
Transportation Infrastructure	657,592	2.2%
Water Utilities	419,699	1.4%
Wireless Telecommunication Services	1,473,289	4.9%
Other **	3,550,620	11.7%
Total	$30,219,129	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2019:

	Value	% of Net Assets
Brazil	$18,817,705	62.4%
Chile	2,267,275	7.5%
Colombia	940,236	3.1%
Mexico	4,329,697	14.3%
Peru	313,596	1.0%
Other **	3,550,620	11.7%
Total	$30,219,129	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (69.7%)
Aaron’s, Inc. (Specialty Retail)	2,037	$152,632
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	2,668	80,013
ACI Worldwide, Inc.* (Software)	3,520	110,493
Acuity Brands, Inc. (Electrical Equipment)	1,203	150,122
Adient PLC* (Auto Components)	2,626	55,645
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,656	49,316
AECOM Technology Corp.* (Construction & Engineering)	4,757	190,327
AGCO Corp. (Machinery)	1,908	146,325
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	2,048	48,148
Alleghany Corp.* (Insurance)	435	338,556
Allegheny Technologies, Inc.* (Metals & Mining)	3,802	79,880
ALLETE, Inc. (Electric Utilities)	1,558	134,081
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	5,026	54,984
AMC Networks, Inc.* - Class A (Media)	1,332	58,009
Amedisys, Inc.* (Health Care Providers & Services)	970	124,664
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	4,144	207,117
American Eagle Outfitters, Inc. (Specialty Retail)	4,790	73,670
American Financial Group, Inc. (Insurance)	2,251	234,194
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)(a)	7,796	50,206
Apergy Corp.* (Energy Equipment & Services)	2,336	58,797
AptarGroup, Inc. (Containers & Packaging)	1,931	228,147
Aqua America, Inc. (Water Utilities)	6,508	295,008
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,507	198,755
ASGN, Inc.* (Professional Services)	1,595	101,426
Ashland Global Holdings, Inc. (Chemicals)	1,825	141,200
Associated Banc-Corp. (Banks)	4,891	98,358
AutoNation, Inc.* (Specialty Retail)	1,773	90,157
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	1,439	63,374
Avis Budget Group, Inc.* (Road & Rail)	1,764	52,408
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,124	123,585
Axon Enterprise, Inc.* (Aerospace & Defense)	1,787	91,369
BancorpSouth Bank (Banks)	2,824	86,612
Bank of Hawaii Corp. (Banks)	1,225	106,955
Bank OZK (Banks)	3,646	102,307
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	3,853	52,786
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,165	59,741
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	648	214,890
Bio-Techne Corp. (Life Sciences Tools & Services)	1,148	238,978
Black Hills Corp. (Multi-Utilities)	1,842	145,205
Blackbaud, Inc. (Software)	1,483	124,498
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)(a)	2,413	65,754
Brighthouse Financial, Inc.* (Insurance)	3,360	126,874
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,131	50,273
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	8,983	197,806
Brown & Brown, Inc. (Insurance)	7,041	265,305
Brunswick Corp. (Leisure Products)	2,585	150,550
Cable One, Inc. (Media)(a)	151	200,130
Cabot Corp. (Chemicals)	1,743	75,977
CACI International, Inc.* - Class A (IT Services)	750	167,813
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	16,761	205,824
Camden Property Trust (Equity Real Estate Investment Trusts)	2,920	333,960
Cantel Medical Corp. (Health Care Equipment & Supplies)(a)	1,108	80,762
Carlisle Cos., Inc. (Industrial Conglomerates)	1,707	259,925
Carpenter Technology Corp. (Metals & Mining)	1,437	70,442
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,349	135,224
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,109	189,429
Catalent, Inc.* (Pharmaceuticals)	4,404	214,254
Cathay General Bancorp, Inc. (Banks)	2,287	81,349
CDK Global, Inc. (Software)	3,654	184,673
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,472	191,331
Chemed Corp. (Health Care Providers & Services)	480	189,077
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	34,012	45,576
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	1,075	139,739
Ciena Corp.* (Communications Equipment)	4,678	173,646
Cinemark Holdings, Inc. (Entertainment)	3,215	117,669
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,753	119,134
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,550	127,813
CNO Financial Group, Inc. (Insurance)	4,705	73,633
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	5,657	47,689
Cognex Corp. (Electronic Equipment, Instruments & Components)	5,147	265,019
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	723	107,669
Colfax Corp.* (Machinery)	2,520	84,672
Commerce Bancshares, Inc. (Banks)(a)	2,979	191,728
Commercial Metals Co. (Metals & Mining)	3,556	68,737
CommVault Systems, Inc.* (Software)	1,254	62,286
Compass Minerals International, Inc. (Metals & Mining)	1,022	57,723
Core Laboratories N.V. (Energy Equipment & Services)	1,338	58,926
Corecivic, Inc. (Equity Real Estate Investment Trusts)	3,592	54,814
CoreLogic, Inc.* (IT Services)	2,417	97,864
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,113	130,778
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	3,376	100,065
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,426	177,615

	Shares	Value
Common Stocks, continued
Covetrus, Inc.* (Health Care Providers & Services)	2,938	$29,130
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	725	112,738
Crane Co. (Machinery)	1,537	117,611
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,226	153,977
Cullen/Frost Bankers, Inc. (Banks)	1,720	154,938
Curtiss-Wright Corp. (Aerospace & Defense)	1,289	174,337
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	11,138	259,181
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,414	243,350
Dana Holding Corp. (Auto Components)	4,340	70,438
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	871	133,176
Delphi Technologies PLC (Auto Components)	2,627	32,076
Deluxe Corp. (Commercial Services & Supplies)	1,295	67,120
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,987	77,354
Dillard’s, Inc. - Class A (Multiline Retail)(a)	308	21,246
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,244	337,894
Domtar Corp. (Paper & Forest Products)	1,887	68,668
Donaldson Co., Inc. (Machinery)	3,846	202,838
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	4,968	215,214
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,495	196,157
Dycom Industries, Inc.* (Construction & Engineering)	950	43,311
Eagle Materials, Inc. (Construction Materials)	1,267	115,728
East West Bancorp, Inc. (Banks)	4,389	188,376
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,133	151,765
Eaton Vance Corp. (Capital Markets)	3,409	155,450
Edgewell Personal Care Co.* (Personal Products)	1,633	57,155
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)(a)	1,970	88,197
EMCOR Group, Inc. (Construction & Engineering)	1,693	148,492
Encompass Health Corp. (Health Care Providers & Services)	2,975	190,460
Energizer Holdings, Inc. (Household Products)	1,933	82,133
EnerSys (Electrical Equipment)	1,281	85,648
EPR Properties (Equity Real Estate Investment Trusts)	2,339	181,951
EQT Corp. (Oil, Gas & Consumable Fuels)	7,705	82,752
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	6,153	85,650
Etsy, Inc.* (Internet & Direct Marketing Retail)	3,633	161,632
Evercore Partners, Inc. - Class A (Capital Markets)	1,202	88,515
Exelixis, Inc.* (Biotechnology)	9,135	141,136
F.N.B. Corp. (Banks)	9,798	118,164
FactSet Research Systems, Inc. (Capital Markets)	1,154	292,562
Fair Isaac Corp.* (Software)	871	264,819
Federated Investors, Inc. - Class B (Capital Markets)	2,899	92,594
First American Financial Corp. (Insurance)	3,381	208,878
First Financial Bankshares, Inc. (Banks)	4,096	136,315
First Horizon National Corp. (Banks)	9,424	150,501
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,815	160,650
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,289	118,547
FirstCash, Inc. (Consumer Finance)	1,296	109,369
Five Below, Inc.* (Specialty Retail)	1,679	210,059
Flowers Foods, Inc. (Food Products)	5,805	126,085
Fluor Corp. (Construction & Engineering)	4,214	67,888
Foot Locker, Inc. (Specialty Retail)	3,308	143,931
FTI Consulting, Inc.* (Professional Services)	1,129	122,914
Fulton Financial Corp. (Banks)	5,014	85,539
GATX Corp. (Trading Companies & Distributors)	1,077	85,675
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,707	189,528
Gentex Corp. (Auto Components)	7,684	215,536
Genworth Financial, Inc.* - Class A (Insurance)	15,179	64,966
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	2,312	121,079
Graco, Inc. (Machinery)	5,031	227,401
Graham Holdings Co. - Class B (Diversified Consumer Services)	131	82,485
Granite Construction, Inc. (Construction & Engineering)	1,413	33,262
Green Dot Corp.* - Class A (Consumer Finance)	1,438	41,472
Greif, Inc. - Class A (Containers & Packaging)	792	31,023
GrubHub, Inc.* (Internet & Direct Marketing Retail)	2,755	93,835
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,531	184,838
Hancock Holding Co. (Banks)	2,736	106,704
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,286	148,363
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,898	135,533
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,235	54,445
HealthEquity, Inc.* (Health Care Providers & Services)	2,130	120,963
Helen of Troy, Ltd.* (Household Durables)	757	113,368
Herman Miller, Inc. (Commercial Services & Supplies)	1,781	82,817
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	3,128	146,390
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,015	210,950
HNI Corp. (Commercial Services & Supplies)	1,293	49,134
Home BancShares, Inc. (Banks)	4,697	86,801
Hubbell, Inc. (Electrical Equipment)	1,641	232,530
ICU Medical, Inc.* (Health Care Equipment & Supplies)	580	93,734
IDACORP, Inc. (Electric Utilities)	1,520	163,582

	Shares	Value
Common Stocks, continued
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,620	$86,853
Ingevity Corp.* (Chemicals)	1,262	106,273
Ingredion, Inc. (Food Products)	2,012	158,948
Insperity, Inc. (Professional Services)	1,168	123,376
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,141	124,306
Interactive Brokers Group, Inc. - Class A (Capital Markets)	2,315	110,125
InterDigital, Inc. (Communications Equipment)	939	50,359
International Bancshares Corp. (Banks)	1,743	71,393
ITT, Inc. (Machinery)	2,654	157,780
j2 Global, Inc. (Software)	1,402	133,134
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)(a)	4,197	154,534
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	779	65,452
Janus Henderson Group PLC (Capital Markets)	4,797	110,955
JBG Smith Properties (Equity Real Estate Investment Trusts)	3,560	143,326
Jefferies Financial Group, Inc. (Diversified Financial Services)	7,622	142,303
JetBlue Airways Corp.* (Airlines)	8,935	172,446
John Wiley & Sons, Inc. - Class A (Media)(a)	1,328	61,181
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,554	227,692
KAR Auction Services, Inc. (Commercial Services & Supplies)(a)	4,025	100,062
KB Home (Household Durables)	2,579	92,045
KBR, Inc. (IT Services)	4,269	120,215
Kemper Corp. (Insurance)	1,889	135,781
Kennametal, Inc. (Machinery)(a)	2,487	76,973
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,802	235,172
Kirby Corp.* (Marine)	1,807	143,042
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	3,703	135,011
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,592	207,386
Lancaster Colony Corp. (Food Products)	597	83,090
Landstar System, Inc. (Road & Rail)	1,195	135,214
Legg Mason, Inc. (Capital Markets)	2,459	91,622
LendingTree, Inc.* (Thrifts & Mortgage Finance)	231	83,125
Lennox International, Inc. (Building Products)	1,063	262,943
Liberty Property Trust (Equity Real Estate Investment Trusts)	4,758	281,055
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,407	153,250
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	573	62,348
Lincoln Electric Holdings, Inc. (Machinery)	1,863	166,869
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	741	130,097
LivaNova PLC* (Health Care Equipment & Supplies)	1,459	103,195
Live Nation Entertainment, Inc.* (Entertainment)	4,194	295,677
LiveRamp Holdings, Inc.* (IT Services)	2,040	79,744
LogMeIn, Inc. (Software)	1,491	97,929
Louisiana-Pacific Corp. (Paper & Forest Products)	3,728	108,969
Lumentum Holdings, Inc.* (Communications Equipment)	2,319	145,309
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	2,731	58,498
Manhattan Associates, Inc.* (Software)	1,938	145,253
ManpowerGroup, Inc. (Professional Services)	1,805	164,111
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,168	128,398
Masimo Corp.* (Health Care Equipment & Supplies)	1,480	215,769
MasTec, Inc.* (Construction & Engineering)	1,818	114,425
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	3,307	46,000
Mattel, Inc.* (Leisure Products)(a)	10,421	124,427
MAXIMUS, Inc. (IT Services)	1,924	147,648
MDU Resources Group, Inc. (Multi-Utilities)	6,003	173,426
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	13,460	279,026
MEDNAX, Inc.* (Health Care Providers & Services)	2,540	55,778
Mercury General Corp. (Insurance)	818	39,313
Mercury Systems, Inc.* (Aerospace & Defense)	1,669	122,939
Meredith Corp. (Media)	1,208	45,542
Minerals Technologies, Inc. (Chemicals)	1,057	52,269
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,643	177,805
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,891	222,458
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,213	181,853
MSA Safety, Inc. (Commercial Services & Supplies)	1,074	128,955
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,357	99,346
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)(a)	4,649	95,909
Murphy USA, Inc.* (Specialty Retail)	906	106,845
National Fuel Gas Co. (Gas Utilities)	2,603	117,942
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,580	148,176
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)(a)	5,176	304,918
Navient Corp. (Consumer Finance)	6,117	84,231
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,631	106,062
Nektar Therapeutics* (Pharmaceuticals)(a)	5,276	90,352
NetScout Systems, Inc.* (Communications Equipment)	2,013	48,755
New Jersey Resources Corp. (Gas Utilities)	2,714	118,330
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	14,095	164,207
NewMarket Corp. (Chemicals)	223	108,264
Nordson Corp. (Machinery)	1,543	241,958
NorthWestern Corp. (Multi-Utilities)	1,521	110,303
NOW, Inc.* (Trading Companies & Distributors)	3,281	34,582
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,675	74,672

	Shares	Value
Common Stocks, continued
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,570	$110,748
nVent Electric PLC (Electrical Equipment)	4,692	108,198
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	8,736	22,801
Oceaneering International, Inc.* (Energy Equipment & Services)	2,984	42,253
OGE Energy Corp. (Electric Utilities)	6,037	259,954
Old Dominion Freight Line, Inc. (Road & Rail)	1,930	351,415
Old Republic International Corp. (Insurance)	8,595	192,012
Olin Corp. (Chemicals)	4,955	90,875
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,649	105,338
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	6,531	287,625
ONE Gas, Inc. (Gas Utilities)	1,590	147,616
Oshkosh Corp. (Machinery)	2,063	176,139
Owens Corning (Building Products)	3,281	201,060
Owens-Illinois, Inc. (Containers & Packaging)	4,688	39,848
PacWest Bancorp (Banks)	3,565	131,869
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	661	38,702
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	7,230	168,098
Patterson Cos., Inc. (Health Care Providers & Services)	2,594	44,435
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	6,110	50,835
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	3,073	99,196
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	3,940	101,297
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	3,285	70,020
Penumbra, Inc.* (Health Care Equipment & Supplies)	965	150,511
Perspecta, Inc. (IT Services)	4,160	110,406
Pilgrim’s Pride Corp.* (Food Products)	1,579	47,938
Pinnacle Financial Partners, Inc. (Banks)	2,181	128,286
Plantronics, Inc. (Communications Equipment)(a)	979	38,592
PNM Resources, Inc. (Electric Utilities)	2,402	125,264
Polaris Industries, Inc. (Leisure Products)	1,733	170,961
PolyOne Corp. (Chemicals)	2,318	74,292
Pool Corp. (Distributors)	1,204	249,710
Post Holdings, Inc.* (Food Products)	2,071	213,105
Potlatch Corp. (Equity Real Estate Investment Trusts)	2,026	86,044
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,894	185,063
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,515	53,722
Primerica, Inc. (Insurance)	1,263	159,365
Prosperity Bancshares, Inc. (Banks)	2,857	197,191
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)(a)	604	109,052
PTC, Inc.* (Software)	3,126	209,161
Rayonier, Inc. (Equity Real Estate Investment Trusts)	3,909	105,465
Regal Beloit Corp. (Electrical Equipment)	1,265	93,673
Reinsurance Group of America, Inc. (Insurance)	1,893	307,556
Reliance Steel & Aluminum Co. (Metals & Mining)	2,010	233,240
RenaissanceRe Holdings, Ltd. (Insurance)	1,332	249,324
Repligen Corp.* (Biotechnology)	1,399	111,207
Resideo Technologies, Inc.* (Building Products)	3,703	35,290
Royal Gold, Inc. (Metals & Mining)	1,977	228,225
RPM International, Inc. (Chemicals)	3,911	283,274
Ryder System, Inc. (Road & Rail)	1,609	78,246
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	5,715	140,589
Sabre Corp. (IT Services)	8,254	193,804
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,635	56,343
Sanderson Farms, Inc. (Food Products)	595	92,112
Science Applications International Corp. (IT Services)	1,479	122,195
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,629	39,080
SEI Investments Co. (Capital Markets)	3,826	229,254
Selective Insurance Group, Inc. (Insurance)	1,791	123,794
Semtech Corp.* (Semiconductors & Semiconductor Equipment)(a)	2,006	101,223
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	7,170	71,162
Sensient Technologies Corp. (Chemicals)(a)	1,276	79,827
Service Corp. International (Diversified Consumer Services)	5,500	250,140
Service Properties Trust (Equity Real Estate Investment Trusts)	4,960	125,488
Signature Bank (Banks)	1,651	195,346
Silgan Holdings, Inc. (Containers & Packaging)	2,347	72,217
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,307	138,856
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	2,366	99,822
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	4,034	150,750
SLM Corp. (Consumer Finance)	12,865	108,581
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,443	122,597
Sonoco Products Co. (Containers & Packaging)(a)	3,018	174,139
Southwest Gas Corp. (Gas Utilities)	1,638	142,997
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	16,325	33,466
Spire, Inc. (Gas Utilities)	1,532	128,780
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,718	135,465
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,562	69,138
Steel Dynamics, Inc. (Metals & Mining)	6,623	201,074
Stericycle, Inc.* (Commercial Services & Supplies)	2,748	158,284
STERIS PLC (Health Care Equipment & Supplies)	2,554	361,571
Sterling Bancorp (Banks)	6,188	121,594
Stifel Financial Corp. (Capital Markets)	2,099	117,502
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	993	41,815

	Shares	Value
Common Stocks, continued
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,873	$93,931
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,233	145,173
Synovus Financial Corp. (Banks)	4,654	157,631
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)(a)	2,821	45,475
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,846	66,050
TCF Financial Corp. (Banks)	4,629	183,262
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,074	130,491
TEGNA, Inc. (Media)	6,534	98,206
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,097	361,571
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,943	76,783
Tempur Sealy International, Inc.* (Household Durables)	1,389	126,330
Tenet Healthcare Corp.* (Health Care Providers & Services)	3,120	79,061
Teradata Corp.* (IT Services)(a)	3,441	102,989
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)(a)	5,125	313,753
Terex Corp. (Machinery)	1,976	54,439
Tetra Tech, Inc. (Commercial Services & Supplies)	1,648	144,150
Texas Capital Bancshares, Inc.* (Banks)	1,517	82,009
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,972	111,418
The Boston Beer Co., Inc.* - Class A (Beverages)	277	103,725
The Brink’s Co. (Commercial Services & Supplies)	1,508	128,120
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,238	51,736
The Chemours Co. (Chemicals)	4,930	80,901
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,657	55,660
The Goodyear Tire & Rubber Co. (Auto Components)	7,012	111,280
The Hain Celestial Group, Inc.* (Food Products)	2,420	57,209
The Hanover Insurance Group, Inc. (Insurance)	1,193	157,130
The New York Times Co. - Class A (Media)	4,335	133,952
The Scotts Miracle-Gro Co. - Class A (Chemicals)(a)	1,188	119,263
The Timken Co. (Machinery)	2,064	101,136
The Toro Co. (Machinery)	3,215	247,973
The Wendy’s Co. (Hotels, Restaurants & Leisure)	5,564	117,846
Thor Industries, Inc. (Automobiles)	1,661	105,075
Toll Brothers, Inc. (Household Durables)	3,896	154,943
Tootsie Roll Industries, Inc. (Food Products)	509	17,449
Transocean, Ltd.* (Energy Equipment & Services)	17,344	82,384
TreeHouse Foods, Inc.* (Food Products)	1,695	91,564
Trex Co., Inc.* (Building Products)	1,762	154,862
TRI Pointe Group, Inc.* (Household Durables)	4,290	67,525
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	7,594	302,545
Trinity Industries, Inc. (Machinery)	3,085	61,021
Trustmark Corp. (Banks)	1,942	66,649
Tyler Technologies, Inc.* (Software)	1,164	312,557
UGI Corp. (Gas Utilities)	6,302	300,417
UMB Financial Corp. (Banks)(a)	1,302	84,969
Umpqua Holdings Corp. (Banks)	6,641	105,061
United Bankshares, Inc. (Banks)	3,072	121,467
United States Steel Corp. (Metals & Mining)(a)	5,149	59,265
United Therapeutics Corp.* (Biotechnology)	1,322	118,768
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	5,825	40,309
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,279	256,030
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,471	73,273
Urban Outfitters, Inc.* (Specialty Retail)	2,127	61,045
Valley National Bancorp (Banks)	10,006	115,869
Valmont Industries, Inc. (Construction & Engineering)	652	89,448
Valvoline, Inc. (Chemicals)	5,676	121,126
ViaSat, Inc.* (Communications Equipment)	1,738	119,644
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,991	80,419
Visteon Corp.* (Auto Components)	843	78,416
W.R. Berkley Corp. (Insurance)	4,364	305,044
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,395	87,322
Watsco, Inc. (Trading Companies & Distributors)	984	173,479
Webster Financial Corp. (Banks)	2,779	122,554
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	3,648	115,751
Werner Enterprises, Inc. (Road & Rail)	1,336	48,764
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,224	319,900
WEX, Inc.* (IT Services)	1,305	246,880
Williams-Sonoma, Inc. (Specialty Retail)	2,358	157,491
Wintrust Financial Corp. (Banks)	1,710	109,132
Woodward, Inc. (Machinery)	1,697	181,002
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,972	82,370
World Wrestling Entertainment, Inc. - Class A (Entertainment)(a)	1,434	80,361
Worthington Industries, Inc. (Metals & Mining)	1,118	41,154
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	12,739	127,136
WW International, Inc.* (Diversified Consumer Services)	1,400	48,818
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	2,781	129,066
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,908	156,945
XPO Logistics, Inc.* (Air Freight & Logistics)	2,780	212,392
Yelp, Inc.* (Interactive Media & Services)	1,949	67,260
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,632	388,204
TOTAL COMMON STOCKS (Cost $36,878,018)		52,754,072

	Principal Amount	Value
Repurchase Agreements(b)(c) (27.4%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $20,740,923	$20,740,000	$20,740,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,740,000)		20,740,000

	Shares	Value
Collateral for Securities Loaned (1.8%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.81%(d)	209,879	$209,879
Invesco Government & Agency Portfolio - Institutional Shares, 1.77%(d)	263,616	263,616
Fidelity Investments Money Market Government Portfolio - Class I, 1.80%(d)	861,481	861,481
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,334,976)		1,334,976

TOTAL INVESTMENT SECURITIES (Cost $58,952,994) - 98.9%		74,829,048
Net other assets (liabilities) - 1.1%		839,440

NET ASSETS - 100.0%		$75,668,488

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of October 31, 2019. The total value of securities on loan as of October 31, 2019 was $1,269,348.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $11,421,000.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on October 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	77	12/23/19	$15,050,420	$(12,484)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P MidCap 400	Goldman Sachs International	11/27/19	2.11%	$24,171,175	$(169,515)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	11/27/19	1.86%	9,854,713	(59,946)
				$34,025,888	$(229,461)

S&P MidCap 400	UBS AG	11/27/19	2.01%	$34,889,201	$(267,658)
SPDR S&P MidCap 400 ETF	UBS AG	11/27/19	1.96%	15,022,196	(114,322)
				$49,911,397	$(381,980)
				$83,937,285	$(611,441)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$750,216	1.0%
Air Freight & Logistics	212,392	0.3%
Airlines	172,446	0.2%
Auto Components	563,391	0.7%
Automobiles	105,075	0.1%
Banks	3,688,928	4.8%
Beverages	103,725	0.1%
Biotechnology	433,459	0.6%
Building Products	654,155	0.9%
Capital Markets	1,288,579	1.7%
Chemicals	1,333,541	1.8%
Commercial Services & Supplies	1,040,900	1.4%
Communications Equipment	576,305	0.8%
Construction & Engineering	687,153	0.9%
Construction Materials	115,728	0.2%
Consumer Finance	343,653	0.5%
Containers & Packaging	545,374	0.7%
Distributors	249,710	0.3%
Diversified Consumer Services	430,759	0.6%
Diversified Financial Services	142,303	0.2%
Electric Utilities	831,244	1.1%
Electrical Equipment	670,171	0.9%
Electronic Equipment, Instruments & Components	2,321,262	3.1%
Energy Equipment & Services	293,195	0.4%
Entertainment	493,707	0.7%
Equity Real Estate Investment Trusts	5,874,589	7.7%
Food & Staples Retailing	258,567	0.3%
Food Products	887,501	1.2%
Gas Utilities	956,082	1.3%
Health Care Equipment & Supplies	2,140,736	2.8%
Health Care Providers & Services	1,136,039	1.5%
Health Care Technology	54,984	0.1%
Hotels, Restaurants & Leisure	2,205,061	2.9%
Household Durables	554,211	0.7%
Household Products	82,133	0.1%
Industrial Conglomerates	259,925	0.3%
Insurance	2,981,725	3.8%
Interactive Media & Services	67,260	0.1%
Internet & Direct Marketing Retail	255,467	0.3%
IT Services	1,389,558	1.8%
Leisure Products	445,938	0.6%
Life Sciences Tools & Services	924,193	1.2%
Machinery	2,244,137	3.0%
Marine	143,042	0.2%
Media	597,020	0.8%
Metals & Mining	1,039,740	1.4%
Multiline Retail	126,584	0.2%
Multi-Utilities	428,934	0.6%
Oil, Gas & Consumable Fuels	818,751	1.1%
Paper & Forest Products	177,637	0.2%
Personal Products	131,827	0.2%
Pharmaceuticals	358,328	0.5%
Professional Services	511,827	0.7%
Real Estate Management & Development	227,692	0.3%
Road & Rail	990,586	1.3%
Semiconductors & Semiconductor Equipment	1,984,772	2.6%
Software	1,644,803	2.2%
Specialty Retail	1,182,313	1.6%
Technology Hardware, Storage & Peripherals	106,062	0.1%
Textiles, Apparel & Luxury Goods	419,150	0.6%
Thrifts & Mortgage Finance	334,654	0.4%
Trading Companies & Distributors	393,082	0.5%
Water Utilities	295,008	0.4%
Wireless Telecommunication Services	76,783	0.1%
Other **	22,914,416	30.3%
Total	$75,668,488	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (59.1%)
Activision Blizzard, Inc. (Entertainment)	27,042	$1,515,163
Adobe Systems, Inc.* (Software)	17,115	4,756,773
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	38,272	1,298,569
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,905	833,187
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,816	710,449
Alphabet, Inc.* - Class A (Interactive Media & Services)	9,781	12,312,323
Alphabet, Inc.* - Class C (Interactive Media & Services)	11,119	14,011,163
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	15,717	27,923,764
American Airlines Group, Inc. (Airlines)	15,698	471,882
Amgen, Inc. (Biotechnology)	21,143	4,508,744
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	13,024	1,388,749
Apple, Inc. (Technology Hardware, Storage & Peripherals)	143,571	35,714,723
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,568	1,767,140
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,561	670,905
Autodesk, Inc.* (Software)	7,743	1,141,008
Automatic Data Processing, Inc. (IT Services)	15,299	2,481,957
Baidu, Inc.*ADR (Interactive Media & Services)	9,930	1,011,371
Biogen, Inc.* (Biotechnology)	6,503	1,942,511
BioMarin Pharmaceutical, Inc.* (Biotechnology)	6,327	463,200
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,499	3,071,106
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	14,035	4,110,150
Cadence Design Systems, Inc.* (Software)	9,877	645,462
Celgene Corp.* (Biotechnology)	24,987	2,699,346
Cerner Corp. (Health Care Technology)	11,222	753,221
Charter Communications, Inc.* - Class A (Media)	7,808	3,653,051
Check Point Software Technologies, Ltd.* (Software)	5,367	603,304
Cintas Corp. (Commercial Services & Supplies)	3,613	970,705
Cisco Systems, Inc. (Communications Equipment)	150,922	7,170,304
Citrix Systems, Inc. (Software)	4,615	502,389
Cognizant Technology Solutions Corp. (IT Services)	19,472	1,186,624
Comcast Corp. - Class A (Media)	159,905	7,166,942
Costco Wholesale Corp. (Food & Staples Retailing)	15,505	4,606,691
CSX Corp. (Road & Rail)	28,141	1,977,467
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	17,169	566,405
Dollar Tree, Inc.* (Multiline Retail)	8,342	920,957
eBay, Inc. (Internet & Direct Marketing Retail)	29,572	1,042,413
Electronic Arts, Inc.* (Entertainment)	10,390	1,001,596
Expedia, Inc. (Internet & Direct Marketing Retail)	4,824	659,248
Facebook, Inc.* - Class A (Interactive Media & Services)	77,148	14,785,413
Fastenal Co. (Trading Companies & Distributors)	20,217	726,599
Fiserv, Inc.* (IT Services)	23,963	2,543,433
Fox Corp. - Class A (Media)	12,168	389,863
Fox Corp. - Class B (Media)	9,255	289,126
Gilead Sciences, Inc. (Biotechnology)	44,650	2,844,651
Hasbro, Inc. (Leisure Products)	4,450	433,030
Henry Schein, Inc.* (Health Care Providers & Services)	5,227	327,132
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,035	865,005
Illumina, Inc.* (Life Sciences Tools & Services)	5,183	1,531,680
Incyte Corp.* (Biotechnology)	7,582	636,281
Intel Corp. (Semiconductors & Semiconductor Equipment)	156,184	8,829,081
Intuit, Inc. (Software)	9,169	2,361,018
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,063	2,246,636
J.B. Hunt Transport Services, Inc. (Road & Rail)	3,764	442,496
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	32,620	1,016,113
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	5,615	949,160
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,096	1,381,220
Liberty Global PLC* - Class A (Media)	7,228	181,784
Liberty Global PLC* - Class C (Media)	18,093	431,880
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	4,333	885,102
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	11,612	1,469,499
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,564	561,024
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	1,753	914,225
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,392	791,282
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	38,916	1,850,456
Microsoft Corp. (Software)	242,564	34,776,402
Mondelez International, Inc. - Class A (Food Products)	50,845	2,666,820
Monster Beverage Corp.* (Beverages)	19,210	1,078,257
Mylan N.V.* (Pharmaceuticals)	18,188	348,300
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	8,388	468,721
Netease.com, Inc.ADR (Entertainment)	2,572	735,232
Netflix, Inc.* (Entertainment)	15,433	4,435,598
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,471	4,316,100
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	11,589	1,317,438
O’Reilly Automotive, Inc.* (Specialty Retail)	2,698	1,175,006
PACCAR, Inc. (Machinery)	12,212	928,845
Paychex, Inc. (IT Services)	12,669	1,059,635

	Shares	Value
Common Stocks, continued
PayPal Holdings, Inc.* (IT Services)	41,485	$4,318,588
PepsiCo, Inc. (Beverages)	49,294	6,761,658
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	42,859	3,447,578
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,807	1,166,008
Ross Stores, Inc. (Specialty Retail)	12,858	1,410,137
Sirius XM Holdings, Inc. (Media)	156,883	1,054,254
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	6,054	551,277
Starbucks Corp. (Hotels, Restaurants & Leisure)	42,202	3,568,601
Symantec Corp. (Software)	21,789	498,532
Synopsys, Inc.* (Software)	5,299	719,339
Take-Two Interactive Software, Inc.* (Entertainment)	3,990	480,197
Tesla Motors, Inc.* (Automobiles)	6,315	1,988,720
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	32,916	3,883,759
The Kraft Heinz Co. (Food Products)	43,012	1,390,578
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	30,125	2,490,133
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	2,075	483,786
United Continental Holdings, Inc.* (Airlines)	9,058	822,828
VeriSign, Inc.* (IT Services)	4,173	792,953
Verisk Analytics, Inc. - Class A (Professional Services)	5,765	834,196
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,062	1,771,440
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	31,841	1,744,250
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	10,436	539,019
Willis Towers Watson PLC (Insurance)	4,548	850,021
Workday, Inc.* - Class A (Software)	5,782	937,609
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	3,794	460,364
Xcel Energy, Inc. (Electric Utilities)	18,157	1,153,151
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,906	808,130
TOTAL COMMON STOCKS (Cost $95,844,749)		306,147,611

	Principal Amount	Value
Repurchase Agreements(a)(b) (35.4%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $183,539,172	$183,531,000	$183,531,000
TOTAL REPURCHASE AGREEMENTS (Cost $183,531,000)		183,531,000

TOTAL INVESTMENT SECURITIES (Cost $279,375,749) - 94.5%		489,678,611
Net other assets (liabilities) - 5.5%		28,602,395

NET ASSETS - 100.0%		$518,281,006

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $80,144,000.

NYS               New York Shares

ADR              American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	629	12/23/19	$101,784,780	$2,828,695

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	11/27/19	2.01%	$120,247,033	$(272,543)
Nasdaq-100 Index	Goldman Sachs International	11/27/19	2.21%	208,551,495	(635,581)
				$328,798,528	$(908,124)

Invesco QQQ Trust, Series 1 ETF	UBS AG	11/27/19	2.06%	$102,641,665	$(273,183)
Nasdaq-100 Index	UBS AG	11/27/19	2.46%	196,452,216	(657,453)
				$299,093,881	$(930,636)
				$627,892,409	$(1,838,760)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Airlines	$1,294,711	0.2%
Automobiles	1,988,720	0.4%
Beverages	7,839,915	1.5%
Biotechnology	16,865,369	3.3%
Commercial Services & Supplies	970,705	0.2%
Communications Equipment	7,170,304	1.4%
Electric Utilities	1,153,151	0.2%
Entertainment	8,167,786	1.6%
Food & Staples Retailing	6,350,941	1.2%
Food Products	4,057,398	0.8%
Health Care Equipment & Supplies	3,822,090	0.7%
Health Care Providers & Services	327,132	0.1%
Health Care Technology	753,221	0.1%
Hotels, Restaurants & Leisure	5,498,464	1.1%
Insurance	850,021	0.2%
Interactive Media & Services	42,120,270	8.0%
Internet & Direct Marketing Retail	35,193,275	6.8%
IT Services	12,383,190	2.4%
Leisure Products	433,030	0.1%
Life Sciences Tools & Services	1,531,680	0.3%
Machinery	928,845	0.2%
Media	13,166,900	2.5%
Multiline Retail	920,957	0.2%
Pharmaceuticals	348,300	0.1%
Professional Services	834,196	0.2%
Road & Rail	2,419,964	0.5%
Semiconductors & Semiconductor Equipment	37,922,017	7.3%
Software	46,941,834	9.0%
Specialty Retail	3,068,929	0.6%
Technology Hardware, Storage & Peripherals	36,722,462	7.1%
Textiles, Apparel & Luxury Goods	885,102	0.2%
Trading Companies & Distributors	726,599	0.1%
Wireless Telecommunication Services	2,490,133	0.5%
Other **	212,133,395	40.9%
Total	$518,281,006	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (91.7%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $2,286,102	$2,286,000	$2,286,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,286,000)		2,286,000

TOTAL INVESTMENT SECURITIES (Cost $2,286,000) - 91.7%		2,286,000
Net other assets (liabilities) - 8.3%		207,119
NET ASSETS - 100.0%		$2,493,119

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $260,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	11/27/19	(0.66)%	$(2,943,459)	$49,975
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	11/27/19	(0.41)%	(2,048,799)	25,813
				$(4,992,258)	$75,788

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.3%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $4,239,189	$4,239,000	$4,239,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,239,000)		4,239,000

TOTAL INVESTMENT SECURITIES (Cost $4,239,000) - 98.3%		4,239,000
Net other assets (liabilities) - 1.7%		72,807
NET ASSETS - 100.0%		$4,311,807

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $1,301,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	7	12/23/19	$(944,300)	$5,237

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/27/19	(1.86)%	$(2,558,717)	$3,875
Dow Jones Industrial Average	UBS AG	11/27/19	(1.86)%	(5,127,415)	9,253
				$(7,686,132)	$13,128

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (95.9%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $2,180,097	$2,180,000	$2,180,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,180,000)		2,180,000

TOTAL INVESTMENT SECURITIES (Cost $2,180,000) - 95.9%		2,180,000
Net other assets (liabilities) - 4.1%		94,259
NET ASSETS - 100.0%		$2,274,259

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $218,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	11/27/19	(1.16)%	$(1,944,378)	$17,991
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	11/27/19	(1.16)%	(2,621,572)	22,372
				$(4,565,950)	$40,363

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort International ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.3%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $2,154,096	$2,154,000	$2,154,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,154,000)		2,154,000

TOTAL INVESTMENT SECURITIES (Cost $2,154,000) - 97.3%		2,154,000
Net other assets (liabilities) - 2.7%		59,757

NET ASSETS - 100.0%		$2,213,757

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $202,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/27/19	(1.26)%	$(1,470,052)	$(1,666)
MSCI EAFE Index	UBS AG	11/27/19	(1.36)%	(2,975,030)	(2,901)
				$(4,445,082)	$(4,567)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (85.7%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $1,556,069	$1,556,000	$1,556,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,556,000)		1,556,000

TOTAL INVESTMENT SECURITIES (Cost $1,556,000) - 85.7%		1,556,000
Net other assets (liabilities) - 14.3%		259,515

NET ASSETS - 100.0%		$1,815,515

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	31	12/13/19	$(3,522,375)	$(39,716)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/27/19	(1.86)%	$(131,391)	$1,438

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (93.8%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $4,382,195	$4,382,000	$4,382,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,382,000)		4,382,000

TOTAL INVESTMENT SECURITIES (Cost $4,382,000) - 93.8%		4,382,000
Net other assets (liabilities) - 6.2%		289,562

NET ASSETS - 100.0%		$4,671,562

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $252,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	11/27/19	(1.06)%	$(4,764,501)	$78,427
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	11/27/19	(1.16)%	(4,601,524)	88,973
				$(9,366,025)	$167,400

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.2%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $1,709,076	$1,709,000	$1,709,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,709,000)		1,709,000

TOTAL INVESTMENT SECURITIES (Cost $1,709,000) - 99.2%		1,709,000
Net other assets (liabilities) - 0.8%		13,582

NET ASSETS - 100.0%		$1,722,582

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $607,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	12/23/19	$(195,460)	$1,188

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/19	(1.71)%	$(1,653,751)	$12,571
S&P MidCap 400	UBS AG	11/27/19	(1.66)%	(1,604,172)	11,323
				$(3,257,923)	$23,894

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.2%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $14,138,630	$14,138,000	$14,138,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,138,000)		14,138,000

TOTAL INVESTMENT SECURITIES (Cost $14,138,000) - 103.2%		14,138,000
Net other assets (liabilities) - (3.2)%		(433,564)

NET ASSETS - 100.0%		$13,704,436

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $2,760,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	10	12/23/19	$(1,618,200)	$(36,099)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/19	(1.96)%	$(25,749,099)	$99,259
Nasdaq-100 Index	UBS AG	11/27/19	(1.81)%	(49,203)	163
				$(25,798,302)	$99,422

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (89.6%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $4,692,209	$4,692,000	$4,692,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,692,000)		4,692,000

TOTAL INVESTMENT SECURITIES (Cost $4,692,000) - 89.6%		4,692,000
Net other assets (liabilities) - 10.4%		543,395

NET ASSETS - 100.0%		$5,235,395

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $1,445,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	15	12/23/19	$(1,172,175)	$12,009

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/19	(1.41)%	$(3,819,346)	$17,473
Russell 2000 Index	UBS AG	11/27/19	(1.16)%	(5,491,154)	33,116
				$(9,310,500)	$50,589

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (39.1%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	311	$4,435
1st Source Corp. (Banks)	206	10,543
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,342	12,736
8x8, Inc.* (Software)	1,031	19,919
AAON, Inc. (Building Products)	516	25,109
AAR Corp. (Aerospace & Defense)	413	17,243
Aaron’s, Inc. (Specialty Retail)	824	61,743
Abercrombie & Fitch Co. - Class A (Specialty Retail)	722	11,689
ABM Industries, Inc. (Commercial Services & Supplies)	721	26,288
Acacia Communications, Inc.* (Communications Equipment)	413	27,118
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,237	52,462
Acadia Realty Trust (Equity Real Estate Investment Trusts)	928	25,965
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	310	4,774
Acceleron Pharma, Inc.* (Biotechnology)	516	23,153
ACCO Brands Corp. (Commercial Services & Supplies)	1,135	10,385
ACI Worldwide, Inc.* (Software)	1,237	38,830
Actuant Corp. - Class A (Machinery)	617	15,283
Acushnet Holdings Corp. (Leisure Products)	413	11,750
Addus Homecare Corp.* (Health Care Providers & Services)	103	8,674
Adient PLC* (Auto Components)	1,031	21,847
Adtalem Global Education, Inc.* (Diversified Consumer Services)	617	18,374
ADTRAN, Inc. (Communications Equipment)	517	4,555
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	824	27,011
Advanced Drainage Systems, Inc. (Building Products)	413	15,289
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	413	24,408
AdvanSix, Inc.* (Chemicals)	310	7,056
Adverum Biotechnologies, Inc.* (Biotechnology)	619	4,500
Aegion Corp.* (Construction & Engineering)	310	6,718
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	517	11,472
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	824	35,622
Aerovironment, Inc.* (Aerospace & Defense)	206	11,944
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	413	6,459
Agree Realty Corp. (Equity Real Estate Investment Trusts)	413	32,532
Aimmune Therapeutics, Inc.* (Biotechnology)	516	14,355
Air Transport Services Group, Inc.* (Air Freight & Logistics)	721	15,076
Aircastle, Ltd. (Trading Companies & Distributors)	617	16,795
AK Steel Holding Corp.* (Metals & Mining)	3,601	8,498
Akebia Therapeutics, Inc.* (Biotechnology)	1,341	5,002
Akorn, Inc.* (Pharmaceuticals)	1,032	5,150
Alamo Group, Inc. (Machinery)	103	11,027
Alarm.com Holdings, Inc.* (Software)	413	20,402
Albany International Corp. - Class A (Machinery)	310	26,034
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	825	19,396
Allakos, Inc.* (Biotechnology)	206	14,132
Allegheny Technologies, Inc.* (Metals & Mining)	1,443	30,318
Allegiance Bancshares, Inc.* (Banks)	206	6,852
Allegiant Travel Co. (Airlines)	103	17,235
ALLETE, Inc. (Electric Utilities)	620	53,357
Allogene Therapeutics, Inc.* (Biotechnology)	413	11,894
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,960	21,442
Altair Engineering, Inc.* - Class A (Software)	413	15,227
Altra Industrial Motion Corp. (Machinery)	721	22,207
Ambac Financial Group, Inc.* (Insurance)	517	10,599
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	413	21,736
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	619	5,800
Amedisys, Inc.* (Health Care Providers & Services)	413	53,078
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	516	25,263
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,342	11,219
American Eagle Outfitters, Inc. (Specialty Retail)	1,856	28,545
American Equity Investment Life Holding Co. (Insurance)	1,031	25,445
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	1,239	18,337
American Outdoor Brands Corp.* (Leisure Products)	619	4,383
American Public Education, Inc.* (Diversified Consumer Services)	206	4,474
American States Water Co. (Water Utilities)	413	39,288
American Vanguard Corp. (Chemicals)	311	4,348
American Woodmark Corp.* (Building Products)	206	20,427
America’s Car-Mart, Inc.* (Specialty Retail)	103	9,372
Ameris Bancorp (Banks)	722	30,938
AMERISAFE, Inc. (Insurance)	206	13,087
Amicus Therapeutics, Inc.* (Biotechnology)	2,682	22,609
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,135	14,108
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	516	30,320
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,032	3,179
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	413	7,977
AnaptysBio, Inc.* (Biotechnology)	310	11,693

	Shares	Value
Common Stocks, continued
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	413	$6,319
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	103	8,045
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	206	14,500
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	310	25,653
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,856	6,236
Anterix, Inc.* (Diversified Telecommunication Services)	103	4,178
Apellis Pharmaceuticals, Inc.* (Biotechnology)	516	15,165
Apogee Enterprises, Inc. (Building Products)	310	11,637
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,751	32,043
Appfolio, Inc.* (Software)	206	20,029
Appian Corp.* (Software)	310	13,838
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	413	24,714
ArcBest Corp. (Road & Rail)	310	8,956
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	206	16,251
Archrock, Inc. (Energy Equipment & Services)	1,445	13,930
Arcosa, Inc. (Construction & Engineering)	516	19,820
Arena Pharmaceuticals, Inc.* (Biotechnology)	617	30,057
Ares Management Corp. (Capital Markets)	721	21,320
Argan, Inc. (Construction & Engineering)	206	7,797
Argo Group International Holdings, Ltd. (Insurance)	413	25,552
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	618	11,581
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	722	12,079
ArQule, Inc.* (Biotechnology)	1,135	11,475
Arrow Financial Corp. (Banks)	106	3,723
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,033	41,373
Artisan Partners Asset Management, Inc. (Capital Markets)	617	16,875
Arvinas, Inc.* (Pharmaceuticals)	206	4,256
Asbury Automotive Group, Inc.* (Specialty Retail)	206	21,245
ASGN, Inc.* (Professional Services)	617	39,235
Astec Industries, Inc. (Machinery)	310	10,878
Astronics Corp.* (Aerospace & Defense)	310	8,971
Atara Biotherapeutics, Inc.* (Biotechnology)	517	5,646
Athenex, Inc.* (Biotechnology)	722	7,971
Atkore International Group, Inc.* (Electrical Equipment)	516	17,905
Atlantic Union Bankshares (Banks)	928	34,206
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	310	6,798
ATN International, Inc. (Diversified Telecommunication Services)	103	6,101
AtriCure, Inc.* (Health Care Equipment & Supplies)	413	10,982
Audentes Therapeutics, Inc.* (Biotechnology)	516	13,880
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	516	22,725
Avaya Holdings Corp.* - Class C (Software)	1,238	14,967
Avis Budget Group, Inc.* (Road & Rail)	721	21,421
Avista Corp. (Multi-Utilities)	721	34,630
AVX Corp. (Electronic Equipment, Instruments & Components)	517	7,920
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	413	7,917
AxoGen, Inc.* (Health Care Equipment & Supplies)	413	5,136
Axon Enterprise, Inc.* (Aerospace & Defense)	721	36,865
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	206	5,092
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	617	17,924
Axsome Therapeutics, Inc.* (Pharmaceuticals)	310	7,465
AZZ, Inc. (Electrical Equipment)	310	12,025
B&G Foods, Inc. - Class A (Food Products)	722	11,227
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	310	17,918
Balchem Corp. (Chemicals)	413	41,799
Banc of California, Inc. (Banks)	517	7,119
Bancfirst Corp. (Banks)	206	11,925
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	310	6,395
BancorpSouth Bank (Banks)	1,134	34,780
Bandwidth, Inc.* (Diversified Telecommunication Services)	206	11,567
Bank of Marin BanCorp (Banks)	103	4,519
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	617	20,330
Banner Corp. (Banks)	413	22,294
Barnes Group, Inc. (Machinery)	516	30,160
Barrett Business Services, Inc. (Professional Services)	103	9,036
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	824	25,577
Bed Bath & Beyond, Inc. (Specialty Retail)	1,442	19,755
Belden, Inc. (Electronic Equipment, Instruments & Components)	413	21,179
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	413	14,001
Benefitfocus, Inc.* (Software)	310	7,048
Berkshire Hills Bancorp, Inc. (Banks)	516	16,011
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	723	6,789
Big Lots, Inc. (Multiline Retail)	413	8,950
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	413	18,965
BioTelemetry, Inc.* (Health Care Providers & Services)	413	16,256

	Shares	Value
Common Stocks, continued
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	206	$8,156
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,340	35,778
Black Hills Corp. (Multi-Utilities)	721	56,836
Blackbaud, Inc. (Software)	516	43,319
Blackline, Inc.* (Software)	516	24,118
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,443	52,381
Bloom Energy Corp.* (Electrical Equipment)	619	1,894
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,031	20,424
Blucora, Inc.* (Capital Markets)	516	11,161
Blueprint Medicines Corp.* (Biotechnology)	515	35,453
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	722	19,487
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	517	4,896
Boise Cascade Co. (Paper & Forest Products)	413	14,773
Boot Barn Holdings, Inc.* (Specialty Retail)	310	10,866
Boston Private Financial Holdings, Inc. (Banks)	928	10,440
Bottomline Technologies, Inc.* (Software)	516	21,130
Box, Inc.* - Class A (Software)	1,649	27,901
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	928	25,288
Brady Corp. - Class A (Commercial Services & Supplies)	516	29,071
Bridge BanCorp, Inc. (Banks)	206	6,674
Brightsphere Investment Group, Inc. (Capital Markets)	825	8,102
Brightview Holdings, Inc.* (Commercial Services & Supplies)	310	5,518
Brinker International, Inc. (Hotels, Restaurants & Leisure)	413	18,358
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,167	15,927
Brookline Bancorp, Inc. (Banks)	928	14,570
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	824	34,995
Bryn Mawr Bank Corp. (Banks)	206	7,851
Builders FirstSource, Inc.* (Building Products)	1,339	30,275
Byline BanCorp, Inc.* (Banks)	311	5,393
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	310	46,847
Cactus, Inc.* - Class A (Energy Equipment & Services)	516	15,336
Cadence Bancorp. (Banks)	1,444	22,209
CAI International, Inc.* (Trading Companies & Distributors)	206	4,897
Calavo Growers, Inc. (Food Products)	206	17,866
Caleres, Inc. (Specialty Retail)	516	11,104
California Resources Corp.* (Oil, Gas & Consumable Fuels)	517	2,890
California Water Service Group (Water Utilities)	516	28,880
Callaway Golf Co. (Leisure Products)	1,031	20,846
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,682	10,192
Cal-Maine Foods, Inc. (Food Products)	411	16,395
Cambrex Corp.* (Life Sciences Tools & Services)	413	24,668
Camden National Corp. (Banks)	206	9,128
Cannae Holdings, Inc.* (Diversified Financial Services)	824	24,061
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,548	22,090
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	930	7,189
Cara Therapeutics, Inc.* (Biotechnology)	413	8,574
Carbonite, Inc.* (IT Services)	413	7,091
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	413	18,387
Cardtronics PLC* - Class A (IT Services)	413	14,149
CareDx, Inc.* (Biotechnology)	516	13,524
Career Education Corp.* (Diversified Consumer Services)	825	11,682
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,134	27,488
Cargurus, Inc.* (Interactive Media & Services)	824	27,678
Carolina Financial Corp. (Banks)	206	7,818
Carpenter Technology Corp. (Metals & Mining)	516	25,295
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,033	7,603
Cars.com, Inc.* (Interactive Media & Services)	826	9,342
Carter Bank & Trust* (Banks)	310	6,092
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	518	22,580
Cass Information Systems, Inc. (IT Services)	206	11,806
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	518	5,941
Cathay General Bancorp, Inc. (Banks)	928	33,009
Cavco Industries, Inc.* (Household Durables)	103	19,740
CBIZ, Inc.* (Professional Services)	617	16,887
CBTX, Inc. (Banks)	206	5,902
CenterState Banks, Inc. (Banks)	1,444	36,620
Central Garden & Pet Co.* - Class A (Household Products)	516	14,592
Central Pacific Financial Corp. (Banks)	310	8,965
Century Communities, Inc.* (Household Durables)	310	9,353
Cerus Corp.* (Health Care Equipment & Supplies)	1,548	6,734
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	206	5,607
Chart Industries, Inc.* (Machinery)	413	24,214
Chase Corp. (Chemicals)	103	12,066
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	517	9,332
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	310	10,269
Chegg, Inc.* (Diversified Consumer Services)	1,340	41,085

	Shares	Value
Common Stocks, continued
Chesapeake Utilities Corp. (Gas Utilities)	206	$19,529
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	413	53,685
Cimpress N.V.* (Commercial Services & Supplies)	206	27,217
CIRCOR International, Inc.* (Machinery)	206	7,888
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	721	48,999
Cision, Ltd.* (Software)	1,033	10,402
City Holding Co. (Banks)	206	16,344
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	413	5,592
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	413	7,091
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	825	14,957
Cleveland-Cliffs, Inc. (Metals & Mining)	3,300	23,859
Cloudera, Inc.* (Software)	2,682	22,743
Clovis Oncology, Inc.* (Biotechnology)	517	1,639
CNO Financial Group, Inc. (Insurance)	1,856	29,046
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,269	19,128
Coca-Cola Consolidated, Inc. (Beverages)	103	28,259
Codexis, Inc.* (Life Sciences Tools & Services)	618	8,355
Coeur Mining, Inc.* (Metals & Mining)	2,372	13,093
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	516	30,258
Cohen & Steers, Inc. (Capital Markets)	310	20,286
Coherus Biosciences, Inc.* (Biotechnology)	721	12,524
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	517	8,593
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	414	4,968
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	928	13,298
Columbia Banking System, Inc. (Banks)	824	32,383
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	619	10,207
Columbus McKinnon Corp. (Machinery)	310	11,631
Comfort Systems USA, Inc. (Construction & Engineering)	413	20,819
Commercial Metals Co. (Metals & Mining)	1,341	25,923
Community Bank System, Inc. (Banks)	620	42,023
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	206	9,975
Community Trust Bancorp, Inc. (Banks)	206	9,025
CommVault Systems, Inc.* (Software)	413	20,514
Compass Minerals International, Inc. (Metals & Mining)	413	23,326
Comtech Telecommunications Corp. (Communications Equipment)	310	10,835
Conduent, Inc.* (IT Services)	1,960	12,113
CONMED Corp. (Health Care Equipment & Supplies)	310	34,106
ConnectOne Bancorp, Inc. (Banks)	413	10,028
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	311	4,115
Continental Building Products, Inc.* (Building Products)	413	12,353
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	206	4,726
Cooper Tire & Rubber Co. (Auto Components)	617	17,424
Cooper-Standard Holding, Inc.* (Auto Components)	206	6,563
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,135	16,560
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,342	20,479
Core-Mark Holding Co., Inc. (Distributors)	516	15,748
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	103	4,962
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	517	5,092
Cornerstone OnDemand, Inc.* (Software)	617	36,139
CorVel Corp.* (Health Care Providers & Services)	103	8,149
Covanta Holding Corp. (Commercial Services & Supplies)	1,341	19,364
Cowen Group, Inc.* - Class A (Capital Markets)	311	4,656
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	206	32,033
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	722	25,263
CryoLife, Inc.* (Health Care Equipment & Supplies)	413	9,272
CryoPort, Inc.* (Health Care Equipment & Supplies)	310	4,349
CSG Systems International, Inc. (IT Services)	413	23,805
CSW Industrials, Inc. (Building Products)	206	14,259
CTS Corp. (Electronic Equipment, Instruments & Components)	413	11,019
Cubic Corp. (Aerospace & Defense)	413	30,455
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,134	21,149
Customers Bancorp, Inc.* (Banks)	310	7,310
CVB Financial Corp. (Banks)	1,548	32,167
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	310	14,700
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	825	3,704
Cytokinetics, Inc.* (Biotechnology)	619	7,211
Cytomx Therapeutics, Inc.* (Biotechnology)	518	3,175
Dana Holding Corp. (Auto Components)	1,649	26,763
Darling Ingredients, Inc.* (Food Products)	1,855	35,801
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	413	16,429
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	310	47,399
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	928	37,074
Deluxe Corp. (Commercial Services & Supplies)	516	26,744
Denali Therapeutics, Inc.* (Biotechnology)	517	8,101

	Shares	Value
Common Stocks, continued
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,259	$5,249
Denny’s Corp.* (Hotels, Restaurants & Leisure)	722	14,527
Dermira, Inc.* (Pharmaceuticals)	518	3,465
Designer Brands, Inc. (Specialty Retail)	722	11,913
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,032	7,977
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	723	3,825
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,373	23,683
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	619	10,207
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	929	6,503
Digimarc Corp.* (Software)	103	3,667
Dillard’s, Inc. - Class A (Multiline Retail)	103	7,105
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	413	7,967
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	206	15,069
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	516	24,071
DMC Global, Inc. (Machinery)	206	9,216
Domo, Inc.* (Software)	206	3,312
Dorman Products, Inc.* (Auto Components)	310	22,305
Douglas Dynamics, Inc. (Machinery)	310	14,517
Dril-Quip, Inc.* (Energy Equipment & Services)	413	16,940
Ducommun, Inc.* (Aerospace & Defense)	103	5,107
DXP Enterprises, Inc.* (Trading Companies & Distributors)	206	7,111
Dycom Industries, Inc.* (Construction & Engineering)	310	14,133
Eagle Bancorp, Inc. (Banks)	413	18,643
Eagle Pharmaceuticals, Inc.* (Biotechnology)	103	6,458
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	825	18,414
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	413	55,321
Ebix, Inc. (Software)	310	13,215
Echo Global Logistics, Inc.* (Air Freight & Logistics)	310	6,172
Edgewell Personal Care Co.* (Personal Products)	617	21,594
Editas Medicine, Inc.* (Biotechnology)	620	12,921
eHealth, Inc.* (Insurance)	310	21,402
El Paso Electric Co. (Electric Utilities)	516	34,422
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	721	32,278
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	310	5,710
EMCOR Group, Inc. (Construction & Engineering)	617	54,117
Emergent BioSolutions, Inc.* (Biotechnology)	515	29,437
Employers Holdings, Inc. (Insurance)	413	17,486
Enanta Pharmaceuticals, Inc.* (Biotechnology)	206	12,541
Encore Capital Group, Inc.* (Consumer Finance)	310	10,289
Encore Wire Corp. (Electrical Equipment)	206	11,577
Endo International PLC* (Pharmaceuticals)	2,578	11,833
EnerSys (Electrical Equipment)	516	34,500
Ennis, Inc. (Commercial Services & Supplies)	310	6,073
Enova International, Inc.* (Consumer Finance)	413	9,701
Enphase Energy, Inc.* (Electrical Equipment)	1,031	20,032
EnPro Industries, Inc. (Machinery)	206	14,327
Enstar Group, Ltd.* (Insurance)	103	20,693
Entercom Communications Corp. - Class A (Media)	1,444	5,025
Enterprise Financial Services Corp. (Banks)	310	13,578
Envestnet, Inc.* (Software)	516	32,245
Epizyme, Inc.* (Biotechnology)	928	10,681
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	103	8,047
ESCO Technologies, Inc. (Machinery)	310	26,192
Esperion Therapeutics, Inc.* (Biotechnology)	310	12,329
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,134	59,070
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	828	21,246
Ethan Allen Interiors, Inc. (Household Durables)	310	6,110
Eventbrite, Inc.* (Interactive Media & Services)	413	7,426
Everbridge, Inc.* (Software)	413	28,708
Everi Holdings, Inc.* (IT Services)	825	8,300
EVERTEC, Inc. (IT Services)	721	22,055
Evo Payments, Inc.* (IT Services)	413	11,742
Evolent Health, Inc.* (Health Care Technology)	825	6,287
Evoqua Water Technologies Corp.* (Machinery)	825	14,330
ExlService Holdings, Inc.* (IT Services)	413	28,757
Exponent, Inc. (Professional Services)	617	39,198
Exterran Corp.* (Energy Equipment & Services)	413	5,233
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,135	1,930
Extreme Networks, Inc.* (Communications Equipment)	1,342	8,642
EZCORP, Inc.* - Class A (Consumer Finance)	619	3,256
Fabrinet* (Electronic Equipment, Instruments & Components)	413	23,223
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	206	9,822
Fate Therapeutics, Inc.* (Biotechnology)	618	9,239
FB Financial Corp. (Banks)	206	7,760
FBL Financial Group, Inc. - Class A (Insurance)	103	5,910
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	103	8,723

	Shares	Value
Common Stocks, continued
Federal Signal Corp. (Machinery)	721	$23,389
Federated Investors, Inc. - Class B (Capital Markets)	1,134	36,220
Ferro Corp.* (Chemicals)	928	10,329
FGL Holdings (Diversified Financial Services)	1,652	14,918
FibroGen, Inc.* (Biotechnology)	928	36,331
Financial Institutions, Inc. (Banks)	206	6,475
First Bancorp (Banks)	310	11,703
First BanCorp. (Banks)	2,476	26,048
First Bancshares, Inc. (Banks)	206	6,790
First Busey Corp. (Banks)	617	16,270
First Commonwealth Financial Corp. (Banks)	1,135	15,992
First Community Bancshares, Inc. (Banks)	206	6,557
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	206	6,370
First Financial Bancorp (Banks)	1,134	26,581
First Financial Bankshares, Inc. (Banks)	1,548	51,516
First Financial Corp. (Banks)	103	4,519
First Foundation, Inc. (Banks)	413	6,612
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,443	60,764
First Interstate BancSystem - Class A (Banks)	413	17,329
First Merchants Corp. (Banks)	725	28,674
First Mid Bancshares, Inc. (Banks)	206	7,189
First Midwest Bancorp, Inc. (Banks)	1,237	25,408
First of Long Island Corp. (Banks)	310	7,266
FirstCash, Inc. (Consumer Finance)	516	43,546
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	2,578	15,932
Five9, Inc.* (Software)	721	40,024
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	310	11,265
Fluidigm Corp.* (Life Sciences Tools & Services)	825	4,059
Flushing Financial Corp. (Banks)	310	6,708
Focus Financial Partners, Inc.* (Capital Markets)	310	6,783
ForeScout Technologies, Inc.* (Software)	516	15,872
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	825	18,010
Forrester Research, Inc. (Professional Services)	103	3,551
Forward Air Corp. (Air Freight & Logistics)	310	21,444
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	518	5,636
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	824	23,608
Fox Factory Holding Corp.* (Auto Components)	413	25,168
Franklin Electric Co., Inc. (Machinery)	516	27,787
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,237	10,638
Frank’s International N.V.* (Energy Equipment & Services)	1,238	6,066
Fresh Del Monte Produce, Inc. (Food Products)	310	9,889
Freshpet, Inc.* (Food Products)	310	16,201
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	619	7,657
FTI Consulting, Inc.* (Professional Services)	413	44,964
Fulton Financial Corp. (Banks)	1,856	31,663
Funko, Inc.* (Distributors)	206	3,708
G1 Therapeutics, Inc.* (Biotechnology)	413	8,764
GameStop Corp. - Class A (Specialty Retail)	1,136	6,180
Gannett Co., Inc. (Media)	1,239	13,443
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	517	7,088
GATX Corp. (Trading Companies & Distributors)	413	32,854
GCP Applied Technologies, Inc.* (Chemicals)	618	12,768
Generac Holdings, Inc.* (Electrical Equipment)	721	69,635
Genesco, Inc.* (Specialty Retail)	206	8,003
Genomic Health, Inc.* (Biotechnology)	310	20,671
Gentherm, Inc.* (Auto Components)	413	17,251
Genworth Financial, Inc.* - Class A (Insurance)	5,877	25,154
German American BanCorp, Inc. (Banks)	310	10,246
Getty Realty Corp. (Equity Real Estate Investment Trusts)	413	13,852
Gibraltar Industries, Inc.* (Building Products)	413	21,984
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	516	12,957
Glacier Bancorp, Inc. (Banks)	928	39,273
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	310	7,304
Glaukos Corp.* (Health Care Equipment & Supplies)	413	26,362
Global Blood Therapeutics, Inc.* (Biotechnology)	617	29,585
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	928	18,077
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	928	48,599
Glu Mobile, Inc.* (Entertainment)	1,342	7,958
Gms, Inc.* (Trading Companies & Distributors)	413	12,373
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,134	15,615
Goosehead Insurance, Inc. (Insurance)	103	5,272
GoPro, Inc.* - Class A (Household Durables)	1,444	6,007
Gorman-Rupp Co. (Machinery)	206	7,610
Gossamer Bio, Inc.* (Biotechnology)	206	4,238
Granite Construction, Inc. (Construction & Engineering)	516	12,147
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	618	11,495
Gray Television, Inc.* (Media)	1,031	16,919
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	722	7,762

	Shares	Value
Common Stocks, continued
Great Southern BanCorp, Inc. (Banks)	103	$6,223
Great Western Bancorp, Inc. (Banks)	617	21,515
Green Dot Corp.* - Class A (Consumer Finance)	617	17,794
Greif, Inc. - Class A (Containers & Packaging)	310	12,143
Griffon Corp. (Building Products)	413	8,801
Group 1 Automotive, Inc. (Specialty Retail)	206	20,485
Groupon, Inc.* (Internet & Direct Marketing Retail)	5,258	14,617
GTT Communications, Inc.* (IT Services)	414	3,117
GUESS?, Inc. (Specialty Retail)	618	10,352
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,856	5,169
H&E Equipment Services, Inc. (Trading Companies & Distributors)	413	14,017
H.B. Fuller Co. (Chemicals)	617	30,110
Haemonetics Corp.* (Health Care Equipment & Supplies)	617	74,491
Halozyme Therapeutics, Inc.* (Biotechnology)	1,649	25,263
Hamilton Lane, Inc. (Capital Markets)	206	12,282
Hancock Holding Co. (Banks)	1,033	40,286
Hanger, Inc.* (Health Care Providers & Services)	413	9,338
Hanmi Financial Corp. (Banks)	310	5,968
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	721	21,529
Harmonic, Inc.* (Communications Equipment)	1,032	8,029
Harsco Corp.* (Machinery)	928	18,811
Hawaiian Holdings, Inc. (Airlines)	516	14,763
Hawkins, Inc. (Chemicals)	103	4,403
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,443	50,173
Healthcare Services Group, Inc. (Commercial Services & Supplies)	824	20,073
HealthEquity, Inc.* (Health Care Providers & Services)	721	40,946
HealthStream, Inc.* (Health Care Technology)	310	8,699
Heartland Express, Inc. (Road & Rail)	516	10,784
Heartland Financial USA, Inc. (Banks)	413	19,320
Hecla Mining Co. (Metals & Mining)	5,568	12,806
Heidrick & Struggles International, Inc. (Professional Services)	206	5,863
Helen of Troy, Ltd.* (Household Durables)	310	46,425
Helios Technologies, Inc. (Machinery)	310	12,285
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,650	14,174
Herc Holdings, Inc.* (Trading Companies & Distributors)	310	13,721
Heritage Commerce Corp. (Banks)	518	6,226
Heritage Financial Corp. (Banks)	413	11,370
Herman Miller, Inc. (Commercial Services & Supplies)	721	33,527
Heron Therapeutics, Inc.* (Biotechnology)	825	17,531
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	413	5,699
Hertz Global Holdings, Inc.* (Road & Rail)	1,134	15,320
Heska Corp.* (Health Care Equipment & Supplies)	103	8,345
Hillenbrand, Inc. (Machinery)	721	22,200
Hilltop Holdings, Inc. (Banks)	825	19,272
HMS Holdings Corp.* (Health Care Technology)	1,031	33,703
HNI Corp. (Commercial Services & Supplies)	516	19,608
Home BancShares, Inc. (Banks)	1,751	32,358
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	310	9,303
Homology Medicines, Inc.* (Biotechnology)	310	4,070
Hope Bancorp, Inc. (Banks)	1,445	20,620
Horace Mann Educators Corp. (Insurance)	516	22,477
Horizon BanCorp, Inc. (Banks)	413	7,539
Hostess Brands, Inc.* (Food Products)	1,134	14,493
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,238	7,997
Houlihan Lokey, Inc. (Capital Markets)	413	19,518
Hub Group, Inc.* - Class A (Air Freight & Logistics)	413	18,915
Hudson, Ltd.* - Class A (Specialty Retail)	414	5,142
Huron Consulting Group, Inc.* (Professional Services)	310	20,503
Hyster-Yale Materials Handling, Inc. (Machinery)	103	5,224
IBERIABANK Corp. (Banks)	617	45,281
ICF International, Inc. (Professional Services)	206	17,652
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	206	5,997
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	719	23,835
IMAX Corp.* (Entertainment)	617	13,173
Immunomedics, Inc.* (Biotechnology)	2,062	32,992
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	206	6,776
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,032	15,893
Independent Bank Corp. (Banks)	413	33,899
Independent Bank Corp. (Banks)	310	6,978
Independent Bank Group, Inc. (Banks)	413	22,083
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	722	15,335
Infinera Corp.* (Communications Equipment)	2,062	11,527
Ingevity Corp.* (Chemicals)	516	43,451
Ingles Markets, Inc. (Food & Staples Retailing)	206	8,123
Innophos Holdings, Inc. (Chemicals)	206	6,720
Innospec, Inc. (Chemicals)	310	28,322
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	103	7,828
Innoviva, Inc.* (Pharmaceuticals)	722	8,390
Inogen, Inc.* (Health Care Equipment & Supplies)	206	11,214

	Shares	Value
Common Stocks, continued
Inovalon Holdings, Inc.* (Health Care Technology)	825	$12,895
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	516	37,090
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	413	25,350
Insmed, Inc.* (Biotechnology)	928	17,252
Insperity, Inc. (Professional Services)	413	43,625
Inspire Medical Systems, Inc.* (Health Care Technology)	103	6,281
Installed Building Products, Inc.* (Household Durables)	310	20,218
Instructure, Inc.* (Software)	413	19,299
Integer Holdings Corp.* (Health Care Equipment & Supplies)	413	31,983
Intellia Therapeutics, Inc.* (Biotechnology)	413	5,156
Intelsat S.A.* (Diversified Telecommunication Services)	826	20,972
Inter Parfums, Inc. (Personal Products)	206	15,951
Intercept Pharmaceuticals, Inc.* (Biotechnology)	310	22,562
InterDigital, Inc. (Communications Equipment)	413	22,149
Interface, Inc. (Commercial Services & Supplies)	722	12,007
International Bancshares Corp. (Banks)	617	25,272
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	310	7,793
Intersect ENT, Inc.* (Pharmaceuticals)	310	5,524
INTL FCStone, Inc.* (Capital Markets)	206	8,240
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	517	4,782
Intrexon Corp.* (Biotechnology)	825	4,191
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,444	22,729
Investors Bancorp, Inc. (Banks)	2,682	32,318
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	103	7,794
Invitae Corp.* (Biotechnology)	1,031	16,609
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,340	28,314
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	310	20,714
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,134	27,749
iRobot Corp.* (Household Durables)	310	14,899
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,753	17,600
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	722	9,393
Itron, Inc.* (Electronic Equipment, Instruments & Components)	413	31,495
J & J Snack Foods Corp. (Food Products)	206	39,296
j2 Global, Inc. (Software)	516	49,000
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	310	26,046
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	723	5,126
James River Group Holdings, Ltd. (Insurance)	310	11,101
Jeld-Wen Holding, Inc.* (Building Products)	825	14,099
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	207	3,931
John B. Sanfilippo & Son, Inc. (Food Products)	103	10,930
John Bean Technologies Corp. (Machinery)	310	31,859
K12, Inc.* (Diversified Consumer Services)	413	8,173
Kadant, Inc. (Machinery)	103	9,352
Kaiser Aluminum Corp. (Metals & Mining)	206	22,058
Kaman Corp. - Class A (Trading Companies & Distributors)	310	18,188
KB Home (Household Durables)	928	33,120
KBR, Inc. (IT Services)	1,649	46,436
Kearny Financial Corp. (Thrifts & Mortgage Finance)	928	13,020
Kelly Services, Inc. - Class A (Professional Services)	413	9,916
KEMET Corp. (Electronic Equipment, Instruments & Components)	618	13,435
Kennametal, Inc. (Machinery)	928	28,722
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,444	33,227
Kforce, Inc. (Professional Services)	310	12,682
Kimball International, Inc. - Class B (Commercial Services & Supplies)	413	8,409
Kinsale Capital Group, Inc. (Insurance)	206	21,778
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	928	16,537
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	310	6,216
Knoll, Inc. (Commercial Services & Supplies)	516	13,798
Knowles Corp.* (Electronic Equipment, Instruments & Components)	928	20,026
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	516	19,608
Koppers Holdings, Inc.* (Chemicals)	206	6,613
Korn/Ferry International (Professional Services)	617	22,638
Kraton Performance Polymers, Inc.* (Chemicals)	413	9,259
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,031	19,465
Kura Oncology, Inc.* (Biotechnology)	311	4,659
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,237	21,363
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	1,341	3,031
Lakeland Bancorp, Inc. (Banks)	517	8,556
Lakeland Financial Corp. (Banks)	310	14,431
Lancaster Colony Corp. (Food Products)	206	28,671
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	413	8,611
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,062	4,866
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,444	28,288
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	1,134	17,526
La-Z-Boy, Inc. (Household Durables)	516	18,323

	Shares	Value
Common Stocks, continued
LCI Industries (Auto Components)	310	$30,108
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	206	7,128
LendingClub Corp.* (Consumer Finance)	763	9,644
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,682	29,180
LGI Homes, Inc.* (Household Durables)	206	16,167
LHC Group, Inc.* (Health Care Providers & Services)	310	34,401
Liberty Braves Group* - Class C (Entertainment)	413	12,146
Liberty Latin America, Ltd.* - Class A (Media)	517	9,663
Liberty Latin America, Ltd.* - Class C (Media)	1,341	24,688
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	517	4,762
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	825	7,961
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	206	22,415
Lindsay Corp. (Machinery)	103	9,724
Lithia Motors, Inc. - Class A (Specialty Retail)	206	32,441
LivaNova PLC* (Health Care Equipment & Supplies)	515	36,426
Live Oak Bancshares, Inc. (Banks)	310	5,627
Livent Corp.* (Chemicals)	1,650	11,319
LivePerson, Inc.* (Software)	721	29,597
LiveRamp Holdings, Inc.* (IT Services)	824	32,210
Loral Space & Communications, Inc.* (Media)	103	4,119
Louisiana-Pacific Corp. (Paper & Forest Products)	1,443	42,179
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	413	21,414
Lumentum Holdings, Inc.* (Communications Equipment)	928	58,147
Luminex Corp. (Life Sciences Tools & Services)	516	10,575
Luxfer Holdings PLC (Machinery)	311	5,243
M.D.C. Holdings, Inc. (Household Durables)	617	23,884
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	516	11,734
M/I Homes, Inc.* (Household Durables)	310	13,696
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,031	22,084
MacroGenics, Inc.* (Biotechnology)	517	4,395
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	103	9,520
Magellan Health, Inc.* (Health Care Providers & Services)	206	13,369
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	1,135	11,146
Malibu Boats, Inc.* (Leisure Products)	206	6,720
Mallinckrodt PLC* (Pharmaceuticals)	930	2,939
ManTech International Corp. - Class A (IT Services)	310	24,546
Marcus & Millichap, Inc.* (Real Estate Management & Development)	310	11,073
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	516	56,723
Marten Transport, Ltd. (Road & Rail)	413	8,946
Masonite International Corp.* (Building Products)	310	19,037
MasTec, Inc.* (Construction & Engineering)	721	45,380
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,237	17,207
Materion Corp. (Metals & Mining)	206	11,709
Matrix Service Co.* (Energy Equipment & Services)	310	5,816
Matson, Inc. (Marine)	516	19,701
Matthews International Corp. - Class A (Commercial Services & Supplies)	310	11,464
Maxar Technologies, Inc. (Aerospace & Defense)	723	6,138
MAXIMUS, Inc. (IT Services)	721	55,330
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	721	13,670
MBIA, Inc.* (Insurance)	929	8,630
McDermott International, Inc.* (Energy Equipment & Services)	2,063	3,363
McGrath RentCorp (Commercial Services & Supplies)	310	23,656
Medifast, Inc. (Personal Products)	103	11,427
Medpace Holdings* (Life Sciences Tools & Services)	310	22,825
Mercantile Bank Corp. (Banks)	206	7,253
Mercury Systems, Inc.* (Aerospace & Defense)	617	45,448
Meredith Corp. (Media)	411	15,495
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	517	10,113
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	518	5,071
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	617	12,744
Meritage Homes Corp.* (Household Durables)	413	29,773
Meritor, Inc.* (Machinery)	929	20,466
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	413	13,076
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	413	14,207
MGE Energy, Inc. (Electric Utilities)	413	31,818
MGP Ingredients, Inc. (Beverages)	103	4,418
MicroStrategy, Inc.* - Class A (Software)	103	15,785
Middlesex Water Co. (Water Utilities)	206	13,854
Midland States BanCorp, Inc. (Banks)	206	5,521
Milacron Holdings Corp.* (Machinery)	825	13,794
Minerals Technologies, Inc. (Chemicals)	413	20,423
Mirati Therapeutics, Inc.* (Biotechnology)	310	29,196
Mobile Mini, Inc. (Commercial Services & Supplies)	516	19,412
MobileIron, Inc.* (Software)	1,136	7,111
Model N, Inc.* (Software)	413	12,303
Modine Manufacturing Co.* (Auto Components)	619	7,075

	Shares	Value
Common Stocks, continued
Moelis & Co. (Capital Markets)	516	$18,411
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,135	17,570
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	103	4,449
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,032	15,563
Monro Muffler Brake, Inc. (Specialty Retail)	413	28,955
Moog, Inc. - Class A (Aerospace & Defense)	413	34,572
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	206	5,366
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	929	11,891
MRC Global, Inc.* (Trading Companies & Distributors)	928	10,542
MSA Safety, Inc. (Commercial Services & Supplies)	413	49,589
MSG Networks, Inc.* - Class A (Media)	722	11,704
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	206	11,635
Mueller Industries, Inc. (Machinery)	617	18,985
Mueller Water Products, Inc. - Class A (Machinery)	1,856	21,715
Murphy USA, Inc.* (Specialty Retail)	310	36,559
Myers Industries, Inc. (Containers & Packaging)	413	6,992
Myokardia, Inc.* (Pharmaceuticals)	515	29,525
MYR Group, Inc.* (Construction & Engineering)	206	7,088
Myriad Genetics, Inc.* (Biotechnology)	824	27,744
Nabors Industries, Ltd. (Energy Equipment & Services)	4,021	7,439
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	413	9,334
Natera, Inc.* (Biotechnology)	620	23,882
National Bank Holdings Corp. (Banks)	310	10,664
National Beverage Corp. (Beverages)	103	4,528
National General Holdings Corp. (Insurance)	825	17,589
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	516	44,268
National Healthcare Corp. (Health Care Providers & Services)	103	8,465
National Presto Industries, Inc. (Aerospace & Defense)	103	8,867
National Research Corp. (Health Care Providers & Services)	103	5,915
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	617	21,083
National Vision Holdings, Inc.* (Specialty Retail)	908	21,610
Natus Medical, Inc.* (Health Care Equipment & Supplies)	413	13,910
Navistar International Corp.* (Machinery)	617	19,300
NBT Bancorp, Inc. (Banks)	516	20,511
Neenah, Inc. (Paper & Forest Products)	206	13,287
Nelnet, Inc. - Class A (Consumer Finance)	206	12,622
Neogen Corp.* (Health Care Equipment & Supplies)	617	40,142
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,029	23,595
NETGEAR, Inc.* (Communications Equipment)	310	8,423
NetScout Systems, Inc.* (Communications Equipment)	825	19,982
Nevro Corp.* (Health Care Equipment & Supplies)	310	26,722
New Jersey Resources Corp. (Gas Utilities)	1,031	44,952
New Media Investment Group, Inc. (Media)	722	6,361
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	930	6,547
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,373	14,855
Newmark Group, Inc. (Real Estate Management & Development)	1,650	17,523
Newpark Resources, Inc.* (Energy Equipment & Services)	1,032	6,192
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	206	10,047
NextGen Healthcare, Inc.* (Health Care Technology)	618	10,447
NIC, Inc. (IT Services)	722	16,981
Nicolet Bankshares, Inc.* (Banks)	103	7,105
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	413	5,518
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	721	21,089
Noble Corp. PLC* (Energy Equipment & Services)	2,886	3,550
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,196	6,264
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	517	8,794
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,134	19,131
Northwest Natural Holding Co. (Gas Utilities)	310	21,502
NorthWestern Corp. (Multi-Utilities)	617	44,745
Novagold Resources, Inc.* (Metals & Mining)	2,682	19,525
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	413	36,778
Novocure, Ltd.* (Health Care Equipment & Supplies)	928	66,482
NOW, Inc.* (Trading Companies & Distributors)	1,239	13,059
NuVasive, Inc.* (Health Care Equipment & Supplies)	617	43,523
NV5 Global, Inc.* (Construction & Engineering)	103	7,460
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,713	9,691
Oceaneering International, Inc.* (Energy Equipment & Services)	1,134	16,056
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	617	14,765
Office Depot, Inc. (Specialty Retail)	6,274	12,924
Office Properties Income Trust (Equity Real Estate Investment Trusts)	516	16,450

	Shares	Value
Common Stocks, continued
OFG Bancorp (Banks)	617	$12,531
Oil States International, Inc.* (Energy Equipment & Services)	722	10,303
Old National Bancorp (Banks)	1,959	35,252
Omeros Corp.* (Pharmaceuticals)	517	8,189
Omnicell, Inc.* (Health Care Technology)	516	36,321
ONE Gas, Inc. (Gas Utilities)	617	57,282
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	206	5,852
OneSpan, Inc.* (Software)	413	7,727
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	517	8,039
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	619	19,932
OPKO Health, Inc.* (Biotechnology)	3,917	5,562
Opus Bank (Banks)	207	5,132
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	723	6,174
ORBCOMM, Inc.* (Diversified Telecommunication Services)	825	3,308
Origin BanCorp, Inc. (Banks)	206	7,249
Orion Engineered Carbons SA (Chemicals)	722	11,956
Oritani Financial Corp. (Thrifts & Mortgage Finance)	413	7,707
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	413	31,619
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	206	8,658
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	206	20,443
Otter Tail Corp. (Electric Utilities)	413	23,409
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	206	14,185
P.H. Glatfelter Co. (Paper & Forest Products)	517	9,306
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,650	7,986
Pacific Premier Bancorp, Inc. (Banks)	721	24,337
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	516	20,893
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	206	12,061
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	413	9,354
Park National Corp. (Banks)	206	20,858
Parsons Corp.* (Aerospace & Defense)	206	7,334
Patrick Industries, Inc.* (Building Products)	310	15,317
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	1,031	28,899
Patterson Cos., Inc. (Health Care Providers & Services)	928	15,897
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	721	14,384
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	825	8,687
Peapack Gladstone Financial Corp. (Banks)	206	6,015
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,548	39,799
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,237	26,367
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	825	4,554
Pennymac Financial Services, Inc.* (Thrifts & Mortgage Finance)	310	9,650
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	825	18,884
Peoples BanCorp, Inc. (Banks)	206	6,738
People’s Utah BanCorp (Banks)	206	5,995
Perficient, Inc.* (IT Services)	413	16,190
Performance Food Group Co.* (Food & Staples Retailing)	1,237	52,708
Perspecta, Inc. (IT Services)	1,650	43,791
Petiq, Inc.* (Health Care Providers & Services)	206	5,092
PGT, Inc.* (Building Products)	620	10,949
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	206	4,936
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	724	8,543
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,165	40,421
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,444	32,403
Piper Jaffray Cos. (Capital Markets)	206	16,179
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,062	9,073
PJT Partners, Inc. (Capital Markets)	310	12,874
Plantronics, Inc. (Communications Equipment)	413	16,280
Playags, Inc.* (Hotels, Restaurants & Leisure)	311	3,589
Plexus Corp.* (Electronic Equipment, Instruments & Components)	310	22,921
Plug Power, Inc.* (Electrical Equipment)	2,682	7,107
PNM Resources, Inc. (Electric Utilities)	928	48,395
PolyOne Corp. (Chemicals)	928	29,742
Portland General Electric Co. (Electric Utilities)	1,031	58,643
Portola Pharmaceuticals, Inc.* (Biotechnology)	721	20,844
Potlatch Corp. (Equity Real Estate Investment Trusts)	721	30,621
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	310	28,244
PQ Group Holdings, Inc.* (Chemicals)	413	6,802
PRA Group, Inc.* (Consumer Finance)	516	17,508
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	517	7,403
Preferred Bank (Banks)	206	10,982
Presidio, Inc. (IT Services)	517	8,582
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	617	21,879
PriceSmart, Inc. (Food & Staples Retailing)	310	22,971
Primo Water Corp.* (Beverages)	413	4,995
Primoris Services Corp. (Construction & Engineering)	517	10,567
Principia BioPharma, Inc.* (Biotechnology)	103	3,637
ProAssurance Corp. (Insurance)	617	24,199

	Shares	Value
Common Stocks, continued
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,032	$5,480
Progress Software Corp. (Software)	516	20,578
ProPetro Holding Corp.* (Energy Equipment & Services)	928	7,192
PROS Holdings, Inc.* (Software)	413	21,162
Proto Labs, Inc.* (Machinery)	310	30,061
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	721	17,989
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	206	37,193
PTC Therapeutics, Inc.* (Biotechnology)	617	25,229
Q2 Holdings, Inc.* (Software)	413	29,525
QAD, Inc. (Software)	103	4,787
QCR Holdings, Inc. (Banks)	206	8,359
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	2,784	9,271
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	617	33,065
Quaker Chemical Corp. (Chemicals)	103	15,747
Qualys, Inc.* (Software)	413	35,241
Quanex Building Products Corp. (Building Products)	413	7,967
Quidel Corp.* (Health Care Equipment & Supplies)	413	23,500
QuinStreet, Inc.* (Interactive Media & Services)	517	6,633
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	930	8,007
R1 RCM, Inc.* (Health Care Providers & Services)	1,135	12,065
Ra Pharmaceuticals, Inc.* (Biotechnology)	413	19,440
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,371	59,511
Radius Health, Inc.* (Biotechnology)	516	14,675
RadNet, Inc.* (Health Care Providers & Services)	517	8,076
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,238	17,140
Rapid7, Inc.* (Software)	516	25,846
Raven Industries, Inc. (Industrial Conglomerates)	413	14,405
RBC Bearings, Inc.* (Machinery)	310	49,735
RE/MAX Holdings, Inc. (Real Estate Management & Development)	206	6,891
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	311	4,923
Realogy Holdings Corp. (Real Estate Management & Development)	1,342	10,575
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	206	42,452
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	103	3,142
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	825	17,969
Redfin Corp.* (Real Estate Management & Development)	1,031	17,929
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,134	18,530
Regenxbio, Inc.* (Biotechnology)	413	14,740
Regis Corp.* (Diversified Consumer Services)	311	6,407
Renasant Corp. (Banks)	617	21,410
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	413	6,748
Rent-A-Center, Inc. (Specialty Retail)	515	13,323
Repligen Corp.* (Biotechnology)	516	41,017
Republic Bancorp, Inc. (Banks)	103	4,580
Resources Connection, Inc. (Professional Services)	311	4,556
Restoration Hardware, Inc.* (Specialty Retail)	206	37,431
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,341	25,030
Retail Value, Inc. (Equity Real Estate Investment Trusts)	206	7,542
Retrophin, Inc.* (Biotechnology)	517	6,204
Revance Therapeutics, Inc.* (Pharmaceuticals)	518	8,112
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,237	59,487
Rexnord Corp.* (Machinery)	1,237	34,995
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	310	6,609
Rite Aid Corp.* (Food & Staples Retailing)	621	5,713
RLI Corp. (Insurance)	413	40,193
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,959	32,147
Rocket Pharmaceuticals, Inc.* (Biotechnology)	311	4,522
Rogers Corp.* (Electronic Equipment, Instruments & Components)	206	27,909
Rosetta Stone, Inc.* (Entertainment)	206	3,947
RPC, Inc. (Energy Equipment & Services)	723	2,993
RPT Realty (Equity Real Estate Investment Trusts)	928	13,456
Rubius Therapeutics, Inc.* (Biotechnology)	414	3,660
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	310	13,544
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	310	6,380
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	516	43,432
S&T Bancorp, Inc. (Banks)	413	15,552
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,062	50,725
Safety Insurance Group, Inc. (Insurance)	206	20,023
Saia, Inc.* (Road & Rail)	310	27,652
SailPoint Technologies Holding, Inc.* (Software)	1,031	19,960
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,445	22,398
Sanderson Farms, Inc. (Food Products)	206	31,891
Sandy Spring Bancorp, Inc. (Banks)	413	14,249
Sangamo BioSciences, Inc.* (Biotechnology)	1,341	12,136
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	826	25,383
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	103	5,515

	Shares	Value
Common Stocks, continued
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	310	$10,013
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	310	6,615
Scholastic Corp. (Media)	310	11,935
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	310	12,552
Science Applications International Corp. (IT Services)	721	59,569
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	618	14,826
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	516	16,414
Seacoast Banking Corp. of Florida* (Banks)	617	17,276
SEACOR Holdings, Inc.* (Energy Equipment & Services)	206	8,839
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	617	16,301
Select Energy Services, Inc.* (Energy Equipment & Services)	723	5,495
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,238	22,556
Selective Insurance Group, Inc. (Insurance)	721	49,836
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	929	14,957
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	721	36,382
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,784	27,631
Sensient Technologies Corp. (Chemicals)	516	32,281
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	413	17,961
ServisFirst Bancshares, Inc. (Banks)	516	18,060
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	310	25,507
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	516	16,595
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	928	13,428
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	206	8,359
Signet Jewelers, Ltd. (Specialty Retail)	619	9,929
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	516	54,821
Simmons First National Corp. - Class A (Banks)	1,031	24,662
Simply Good Foods Co.* (Food Products)	825	20,246
Simpson Manufacturing Co., Inc. (Building Products)	515	42,560
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	516	45,438
SJW Corp. (Water Utilities)	310	22,429
Skyline Corp.* (Household Durables)	617	17,418
SkyWest, Inc. (Airlines)	617	36,743
Sleep Number Corp.* (Specialty Retail)	309	14,869
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,341	10,513
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	311	3,309
Sonic Automotive, Inc. - Class A (Specialty Retail)	310	9,991
Sonos, Inc.* (Household Durables)	825	10,791
South Jersey Industries, Inc. (Gas Utilities)	1,031	33,157
South State Corp. (Banks)	413	32,569
Southside Bancshares, Inc. (Banks)	413	14,228
Southwest Gas Corp. (Gas Utilities)	617	53,864
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,288	12,890
SP Plus Corp.* (Commercial Services & Supplies)	310	13,693
Spark Therapeutics, Inc.* (Biotechnology)	412	44,979
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,239	9,615
Spire, Inc. (Gas Utilities)	617	51,865
Spirit Airlines, Inc.* (Airlines)	824	30,949
SPS Commerce, Inc.* (Software)	412	21,741
SPX Corp.* (Machinery)	516	23,499
SPX FLOW, Inc.* (Machinery)	516	23,364
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,783	8,683
STAAR Surgical Co.* (Health Care Equipment & Supplies)	516	16,914
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,443	44,791
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	206	17,393
Standard Motor Products, Inc. (Auto Components)	206	10,786
Standex International Corp. (Machinery)	103	7,805
State Auto Financial Corp. (Insurance)	206	6,817
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,031	18,012
Stemline Therapeutics, Inc.* (Biotechnology)	414	4,140
Stepan Co. (Chemicals)	206	20,130
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,031	42,457
Stewart Information Services Corp. (Insurance)	310	12,685
Stifel Financial Corp. (Capital Markets)	824	46,128
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	517	11,819
Stock Yards BanCorp, Inc. (Banks)	206	8,228
Stoneridge, Inc.* (Auto Components)	310	9,573
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	617	12,759
Strategic Education, Inc. (Diversified Consumer Services)	206	25,345
Sturm, Ruger & Co., Inc. (Leisure Products)	206	9,427
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,239	15,190
Summit Materials, Inc.* - Class A (Construction Materials)	1,341	30,749
SunCoke Energy, Inc.* (Metals & Mining)	1,032	5,459
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	722	6,325
Sunrun, Inc.* (Electrical Equipment)	1,238	19,239
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,682	36,234

	Shares	Value
Common Stocks, continued
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	617	$17,146
SurModics, Inc.* (Health Care Equipment & Supplies)	103	4,894
SVMK, Inc.* (Software)	928	17,075
Sykes Enterprises, Inc.* (IT Services)	413	12,760
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	413	17,391
Syneos Health, Inc.* (Life Sciences Tools & Services)	721	36,159
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	206	10,494
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	206	9,357
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	206	4,435
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	617	37,995
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,031	16,620
Taylor Morrison Home Corp.* - Class A (Household Durables)	1,237	30,987
Team, Inc.* (Commercial Services & Supplies)	311	5,648
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	413	50,180
TechTarget, Inc.* (Media)	310	7,564
TEGNA, Inc. (Media)	2,476	37,213
Teladoc, Inc.* (Health Care Technology)	824	63,118
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,136	9,054
Tenable Holdings, Inc.* (Software)	413	10,408
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,237	31,346
Tennant Co. (Machinery)	206	15,951
Tenneco, Inc. (Auto Components)	619	7,793
Terex Corp. (Machinery)	721	19,864
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	825	14,009
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	721	40,672
Tetra Tech, Inc. (Commercial Services & Supplies)	617	53,968
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	824	46,555
TG Therapeutics, Inc.* (Biotechnology)	930	6,352
The Andersons, Inc. (Food & Staples Retailing)	413	7,607
The Bancorp, Inc.* (Banks)	619	6,747
The Boston Beer Co., Inc.* - Class A (Beverages)	103	38,569
The Brink’s Co. (Commercial Services & Supplies)	617	52,419
The Buckle, Inc. (Specialty Retail)	310	6,485
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	516	21,564
The Children’s Place, Inc. (Specialty Retail)	206	16,873
The E.W. Scripps Co. - Class A (Media)	619	8,316
The Ensign Group, Inc. (Health Care Providers & Services)	617	26,068
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,340	20,395
The Greenbrier Cos., Inc. (Machinery)	413	12,097
The Manitowoc Co., Inc.* (Machinery)	413	5,270
The Marcus Corp. (Entertainment)	310	11,191
The Medicines Co.* (Pharmaceuticals)	824	43,252
The Michaels Cos., Inc.* (Specialty Retail)	1,032	9,009
The Providence Service Corp.* (Health Care Providers & Services)	103	6,579
The St Joe Co.* (Real Estate Management & Development)	413	7,661
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,269	6,036
Theravance Biopharma, Inc.* (Pharmaceuticals)	516	8,318
Thermon Group Holdings, Inc.* (Electrical Equipment)	413	9,842
Third Point Reinsurance, Ltd.* (Insurance)	825	7,829
Tidewater, Inc.* (Energy Equipment & Services)	413	6,703
Tivity Health, Inc.* (Health Care Providers & Services)	517	8,381
TiVo Corp. (Software)	1,445	11,762
Tompkins Financial Corp. (Banks)	206	18,027
Tootsie Roll Industries, Inc. (Food Products)	206	7,062
TopBuild Corp.* (Household Durables)	413	42,922
TowneBank (Banks)	721	20,253
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	618	12,502
TPI Composites, Inc.* (Electrical Equipment)	310	6,364
Tredegar Corp. (Chemicals)	310	6,163
Trex Co., Inc.* (Building Products)	721	63,368
TRI Pointe Group, Inc.* (Household Durables)	1,650	25,971
Tricida, Inc.* (Pharmaceuticals)	206	7,706
TriCo Bancshares (Banks)	310	11,665
TriMas Corp.* (Machinery)	516	16,677
TriNet Group, Inc.* (Professional Services)	516	27,343
Trinseo SA (Chemicals)	516	21,930
Triple-S Management Corp.* (Health Care Providers & Services)	217	3,283
Tristate Capital Holdings, Inc.* (Banks)	310	7,167
Triton International, Ltd. (Trading Companies & Distributors)	617	22,644
Triumph BanCorp, Inc.* (Banks)	310	10,060
Triumph Group, Inc. (Aerospace & Defense)	617	12,815
Tronox Holdings PLC - Class A (Chemicals)	1,136	9,645
TrueBlue, Inc.* (Professional Services)	413	9,458
TrueCar, Inc.* (Interactive Media & Services)	1,238	4,061
Trupanion, Inc.* (Insurance)	310	7,347
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,136	9,815
Trustmark Corp. (Banks)	721	24,745
TTEC Holdings, Inc. (IT Services)	206	9,758

	Shares	Value
Common Stocks, continued
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,135	$13,291
Tucows, Inc.* (IT Services)	103	5,721
Tupperware Brands Corp. (Household Durables)	517	4,979
Tutor Perini Corp.* (Construction & Engineering)	412	6,374
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	206	5,171
Twist Bioscience Corp.* (Biotechnology)	206	4,907
U.S. Concrete, Inc.* (Construction Materials)	206	10,766
U.S. Ecology, Inc. (Commercial Services & Supplies)	206	12,819
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	103	14,571
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	826	3,684
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	413	8,826
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	617	24,766
UMB Financial Corp. (Banks)	516	33,674
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	413	6,166
UniFirst Corp. (Commercial Services & Supplies)	206	41,373
Unisys Corp.* (IT Services)	619	6,351
Unit Corp.* (Energy Equipment & Services)	619	1,263
United Bankshares, Inc. (Banks)	1,134	44,837
United Community Banks, Inc. (Banks)	928	28,035
United Community Financial Corp. (Thrifts & Mortgage Finance)	518	5,900
United Fire Group, Inc. (Insurance)	206	9,377
United Natural Foods, Inc.* (Food & Staples Retailing)	619	4,643
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,167	14,996
Unitil Corp. (Multi-Utilities)	206	12,828
Universal Corp. (Tobacco)	310	16,988
Universal Electronics, Inc.* (Household Durables)	206	10,737
Universal Forest Products, Inc. (Building Products)	721	36,310
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	103	12,281
Universal Insurance Holdings, Inc. (Insurance)	310	8,404
Univest Corp. of Pennsylvania (Banks)	310	7,983
Upland Software, Inc.* (Software)	310	11,619
Upwork, Inc.* (Professional Services)	619	9,310
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,341	28,309
Urogen Pharma, Ltd.* (Biotechnology)	206	4,662
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	310	7,542
USANA Health Sciences, Inc.* (Personal Products)	206	15,267
Valley National Bancorp (Banks)	3,712	42,984
Vanda Pharmaceuticals, Inc.* (Biotechnology)	619	8,363
Varex Imaging Corp.* (Health Care Equipment & Supplies)	413	12,394
Varonis Systems, Inc.* (Software)	310	22,181
Vector Group, Ltd. (Tobacco)	1,300	15,860
Vectrus, Inc.* (Aerospace & Defense)	103	4,708
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	517	7,052
Veracyte, Inc.* (Biotechnology)	515	11,809
Vericel Corp.* (Biotechnology)	517	8,205
Verint Systems, Inc.* (Software)	721	32,726
Veritex Holdings, Inc. (Banks)	617	15,191
Verra Mobility Corp.* - Class C (IT Services)	1,135	16,287
Verso Corp.* - Class A (Paper & Forest Products)	414	6,061
Viad Corp. (Commercial Services & Supplies)	206	12,570
Viavi Solutions, Inc.* (Communications Equipment)	2,682	42,805
Vicor Corp.* (Electrical Equipment)	206	7,488
ViewRay, Inc.* (Health Care Equipment & Supplies)	825	2,145
Viking Therapeutics, Inc.* (Biotechnology)	723	4,678
Virtus Investment Partners, Inc. (Capital Markets)	103	11,173
Virtusa Corp.* (IT Services)	310	11,557
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,548	31,192
Vista Outdoor, Inc.* (Leisure Products)	619	4,147
Visteon Corp.* (Auto Components)	310	28,836
Vocera Communications, Inc.* (Health Care Technology)	310	6,175
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,578	25,187
Voyager Therapeutics, Inc.* (Biotechnology)	311	4,786
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,135	4,574
Wabash National Corp. (Machinery)	619	8,827
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	825	13,662
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	310	19,527
Warrior Met Coal, Inc. (Metals & Mining)	617	12,019
Washington Federal, Inc. (Thrifts & Mortgage Finance)	928	33,835
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,166	9,141
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	928	28,787
Washington Trust BanCorp, Inc. (Banks)	206	10,525
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	311	5,794
Watford Holdings, Ltd.* (Insurance)	206	5,550
Watts Water Technologies, Inc. - Class A (Machinery)	310	28,908
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	310	7,840
WD-40 Co. (Household Products)	206	38,605

	Shares	Value
Common Stocks, continued
Welbilt, Inc.* (Machinery)	1,548	$29,350
Werner Enterprises, Inc. (Road & Rail)	516	18,834
WesBanco, Inc. (Banks)	617	23,193
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	619	6,821
Westamerica Bancorp (Banks)	310	20,466
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	518	5,201
Whitestone REIT (Equity Real Estate Investment Trusts)	413	5,881
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,032	6,543
William Lyon Homes* - Class A (Household Durables)	413	7,992
Willscot Corp.* (Construction & Engineering)	619	9,755
Wingstop, Inc. (Hotels, Restaurants & Leisure)	310	25,863
Winnebago Industries, Inc. (Automobiles)	310	14,902
WisdomTree Investments, Inc. (Capital Markets)	1,548	7,910
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,031	30,600
Workiva, Inc.* (Software)	413	17,210
World Acceptance Corp.* (Consumer Finance)	103	10,692
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	721	30,116
Worthington Industries, Inc. (Metals & Mining)	413	15,203
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,443	30,014
WSFS Financial Corp. (Thrifts & Mortgage Finance)	617	26,019
WW International, Inc.* (Diversified Consumer Services)	516	17,993
Xencor, Inc.* (Biotechnology)	516	17,652
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,340	28,207
Xperi Corp. (Semiconductors & Semiconductor Equipment)	620	12,589
Yelp, Inc.* (Interactive Media & Services)	824	28,436
Yeti Holdings, Inc.* (Leisure Products)	310	10,326
Yext, Inc.* (Software)	1,031	16,970
Y-mAbs Therapeutics, Inc.* (Biotechnology)	207	6,448
York Water Co. (Water Utilities)	103	4,536
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,856	7,832
ZixCorp.* (Software)	619	4,092
Zogenix, Inc.* (Pharmaceuticals)	516	23,039
Zumiez, Inc.* (Specialty Retail)	206	6,573
Zuora, Inc.* - Class A (Software)	1,031	14,692
TOTAL COMMON STOCKS (Cost $15,902,847)		20,692,738

Contingent Right (NM)
A. Schulman, Inc.*+(a) (Chemicals)	536	280
TOTAL CONTINGENT RIGHT (Cost $1,072)		280

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(b)(c) (43.2%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $22,821,016	$22,820,000	$22,820,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,820,000)		22,820,000

TOTAL INVESTMENT SECURITIES (Cost $38,723,919) - 82.3%		43,513,018
Net other assets (liabilities) - 17.7%		9,368,336

NET ASSETS - 100.0%		$52,881,354

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.
(a)

No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $8,754,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	11	12/23/19	$859,595	$(4,963)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	11/27/19	1.71%	$16,397,053	$(34,017)
Russell 2000 Index	Goldman Sachs International	11/27/19	1.91%	35,770,126	(142,847)
				$52,167,179	$(176,864)

iShares Russell 2000 ETF	UBS AG	11/27/19	1.46%	$16,215,198	$(90,431)
Russell 2000 Index	UBS AG	11/27/19	1.66%	15,797,224	(95,934)
				$32,012,422	$(186,365)
				$84,179,601	$(363,229)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$292,375	0.6%
Air Freight & Logistics	68,405	0.1%
Airlines	99,690	0.2%
Auto Components	242,711	0.5%
Automobiles	14,902	NM
Banks	1,996,001	3.6%
Beverages	80,769	0.2%
Biotechnology	1,281,804	2.4%
Building Products	369,741	0.7%
Capital Markets	294,811	0.6%
Chemicals	403,663	0.8%
Commercial Services & Supplies	631,369	1.2%
Communications Equipment	238,492	0.5%
Construction & Engineering	229,937	0.4%
Construction Materials	41,515	0.1%
Consumer Finance	135,052	0.3%
Containers & Packaging	19,135	NM
Distributors	19,456	NM
Diversified Consumer Services	167,095	0.3%
Diversified Financial Services	45,374	0.1%
Diversified Telecommunication Services	129,320	0.2%
Electric Utilities	250,044	0.5%
Electrical Equipment	217,608	0.4%
Electronic Equipment, Instruments & Components	538,325	1.0%
Energy Equipment & Services	172,463	0.3%
Entertainment	54,215	0.1%
Equity Real Estate Investment Trusts	1,609,921	3.0%
Food & Staples Retailing	147,812	0.3%
Food Products	259,968	0.5%
Gas Utilities	282,150	0.5%
Health Care Equipment & Supplies	778,349	1.5%
Health Care Providers & Services	398,752	0.8%
Health Care Technology	215,862	0.4%
Hotels, Restaurants & Leisure	548,761	1.0%
Household Durables	409,512	0.8%
Household Products	53,197	0.1%
Independent Power and Renewable Electricity Producers	96,575	0.2%
Industrial Conglomerates	14,405	NM
Insurance	473,481	0.9%
Interactive Media & Services	91,537	0.2%
Internet & Direct Marketing Retail	64,630	0.1%
IT Services	509,004	1.0%
Leisure Products	67,599	0.1%
Life Sciences Tools & Services	152,330	0.3%
Machinery	840,773	1.6%
Marine	19,701	NM
Media	172,445	0.3%
Metals & Mining	255,706	0.5%
Mortgage Real Estate Investment Trusts	287,386	0.5%
Multiline Retail	16,055	NM
Multi-Utilities	149,039	0.3%
Oil, Gas & Consumable Fuels	408,641	0.8%
Paper & Forest Products	98,158	0.2%
Personal Products	64,239	0.1%
Pharmaceuticals	359,032	0.7%
Professional Services	336,417	0.6%
Real Estate Management & Development	147,274	0.3%
Road & Rail	111,913	0.2%
Semiconductors & Semiconductor Equipment	576,091	1.1%
Software	971,966	1.8%
Specialty Retail	515,764	1.0%
Technology Hardware, Storage & Peripherals	31,998	0.1%
Textiles, Apparel & Luxury Goods	203,471	0.4%
Thrifts & Mortgage Finance	460,545	0.9%
Tobacco	32,848	0.1%
Trading Companies & Distributors	294,961	0.6%
Water Utilities	108,987	0.2%
Wireless Telecommunication Services	21,491	NM
Other **	32,188,336	60.9%
Total	$52,881,354	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2019 (unaudited)

	Shares	Value
Common Stocks (69.9%)
ALLETE, Inc. (Electric Utilities)	5,419	$466,359
Alliant Energy Corp. (Electric Utilities)	24,922	1,329,339
Ameren Corp. (Multi-Utilities)	25,794	2,004,194
American Electric Power Co., Inc. (Electric Utilities)	51,814	4,890,723
American Water Works Co., Inc. (Water Utilities)	18,956	2,336,706
Aqua America, Inc. (Water Utilities)	22,640	1,026,271
Atmos Energy Corp. (Gas Utilities)	12,405	1,395,313
Avangrid, Inc. (Electric Utilities)	5,836	292,092
Avista Corp. (Multi-Utilities)	6,937	333,184
Black Hills Corp. (Multi-Utilities)	6,405	504,906
CenterPoint Energy, Inc. (Multi-Utilities)	52,693	1,531,786
CMS Energy Corp. (Multi-Utilities)	29,775	1,903,218
Consolidated Edison, Inc. (Multi-Utilities)	34,851	3,213,959
Dominion Resources, Inc. (Multi-Utilities)	86,241	7,119,194
DTE Energy Co. (Multi-Utilities)	19,233	2,448,746
Duke Energy Corp. (Electric Utilities)	76,448	7,205,989
Edison International (Electric Utilities)	37,574	2,363,405
El Paso Electric Co. (Electric Utilities)	4,279	285,452
Entergy Corp. (Electric Utilities)	20,859	2,533,951
Evergy, Inc. (Electric Utilities)	24,704	1,578,833
Eversource Energy (Electric Utilities)	33,954	2,843,308
Exelon Corp. (Electric Utilities)	101,943	4,637,387
FirstEnergy Corp. (Electric Utilities)	56,661	2,737,860
Hawaiian Electric Industries, Inc. (Electric Utilities)	11,433	516,200
IDACORP, Inc. (Electric Utilities)	5,291	569,417
MDU Resources Group, Inc. (Multi-Utilities)	20,885	603,368
National Fuel Gas Co. (Gas Utilities)	9,058	410,418
New Jersey Resources Corp. (Gas Utilities)	9,438	411,497
NextEra Energy, Inc. (Electric Utilities)	51,286	12,223,506
NiSource, Inc. (Multi-Utilities)	39,170	1,098,327
NorthWestern Corp. (Multi-Utilities)	5,294	383,921
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	26,543	1,064,905
ONE Gas, Inc. (Gas Utilities)	5,531	513,498
Pinnacle West Capital Corp. (Electric Utilities)	11,788	1,109,487
PNM Resources, Inc. (Electric Utilities)	8,351	435,505
Portland General Electric Co. (Electric Utilities)	9,376	533,307
PPL Corp. (Electric Utilities)	75,778	2,537,805
Public Service Enterprise Group, Inc. (Multi-Utilities)	53,057	3,359,039
Sempra Energy (Multi-Utilities)	28,808	4,163,043
South Jersey Industries, Inc. (Gas Utilities)	9,693	311,727
Southwest Gas Corp. (Gas Utilities)	5,702	497,785
Spire, Inc. (Gas Utilities)	5,331	448,124
The AES Corp. (Independent Power and Renewable Electricity Producers)	69,650	1,187,533
The Southern Co. (Electric Utilities)	109,670	6,871,922
UGI Corp. (Gas Utilities)	21,928	1,045,308
Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	47,458	1,282,789
WEC Energy Group, Inc. (Multi-Utilities)	33,098	3,124,451
Xcel Energy, Inc. (Electric Utilities)	55,020	3,494,320
TOTAL COMMON STOCKS (Cost $96,422,204)		103,179,377

	Principal Amount	Value
Repurchase Agreements(a)(b) (30.3%)
Repurchase Agreements with various counterparties, rates 1.42%-1.70%, dated 10/31/19, due 11/1/19, total to be received $44,831,996	$44,830,000	$44,830,000
TOTAL REPURCHASE AGREEMENTS (Cost $44,830,000)		44,830,000

TOTAL INVESTMENT SECURITIES (Cost $141,252,204) - 100.2%		148,009,377
Net other assets (liabilities) - (0.2)%		(245,993)

NET ASSETS - 100.0%		$147,763,384

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2019, the aggregate amount held in a segregated account was $23,324,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	11/25/19	2.16%	$58,763,974	$(377,288)
Dow Jones U.S. Utilities Index	UBS AG	11/25/19	2.01%	59,494,837	(368,916)
				$118,258,811	$(746,204)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of October 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of October 31, 2019:

	Value	% of Net Assets
Electric Utilities	$59,456,167	40.3%
Gas Utilities	5,033,670	3.4%
Independent Power and Renewable Electricity Producers	3,535,227	2.4%
Multi-Utilities	31,791,336	21.5%
Water Utilities	3,362,977	2.3%
Other **	44,584,007	30.1%
Total	$147,763,384	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2019 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of October 31, 2019, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 1.59%, dated 10/31/19, due 11/1/19(1)	HSBC Securities (USA), Inc., 1.42%, dated 10/31/19, due 11/1/19(2)	RBC Capital Markets, LLC, 1.58%, dated 10/31/19, due 11/1/19(3)	Societe Generale, 1.70%, dated 10/31/19, due 11/1/19(4)	UMB Bank, N.A., 1.59%, dated 10/31/19, due 11/1/19(5)
Banks UltraSector ProFund	$1,282,000	$1,761,000	$939,000	$3,847,000	$1,293,000
Basic Materials UltraSector ProFund	136,000	188,000	100,000	411,000	145,000
Bear ProFund	2,372,000	3,259,000	1,740,000	7,120,000	2,390,000
Biotechnology UltraSector ProFund	4,216,000	5,791,000	3,091,000	12,651,000	4,243,000
Bull ProFund	3,072,000	4,218,000	2,252,000	9,217,000	3,091,000
Consumer Goods UltraSector ProFund	305,000	420,000	224,000	919,000	315,000
Consumer Services UltraSector ProFund	1,464,000	2,011,000	1,073,000	4,394,000	1,479,000
Falling U.S. Dollar ProFund	152,000	209,000	112,000	458,000	159,000
Financials UltraSector ProFund	1,338,000	1,836,000	981,000	4,016,000	1,352,000
Health Care UltraSector ProFund	574,000	788,000	420,000	1,726,000	588,000
Industrials UltraSector ProFund	348,000	478,000	254,000	1,045,000	355,000
Internet UltraSector ProFund	5,090,000	6,991,000	3,732,000	15,274,000	5,122,000
Large-Cap Growth ProFund	2,000	3,000	1,000	8,000	5,000
Large-Cap Value ProFund	10,000	14,000	7,000	30,000	12,000
Mid-Cap ProFund	301,000	414,000	220,000	905,000	309,000
Communication Services UltraSector ProFund	338,000	465,000	247,000	1,017,000	347,000
Nasdaq-100 ProFund	4,748,000	6,522,000	3,482,000	14,247,000	4,778,000
Oil & Gas UltraSector ProFund	416,000	573,000	306,000	1,253,000	428,000
Oil Equipment & Services UltraSector ProFund	247,000	340,000	181,000	745,000	255,000
Pharmaceuticals UltraSector ProFund	112,000	154,000	81,000	338,000	118,000
Precious Metals UltraSector ProFund	1,307,000	1,796,000	958,000	3,926,000	1,320,000
Real Estate UltraSector ProFund	1,863,000	2,560,000	1,366,000	5,593,000	1,880,000
Rising Rates Opportunity ProFund	1,562,000	2,145,000	1,145,000	4,689,000	1,577,000
Rising Rates Opportunity 10 ProFund	483,000	663,000	354,000	1,451,000	493,000
Rising U.S. Dollar ProFund	1,307,000	1,797,000	958,000	3,925,000	1,321,000
Semiconductor UltraSector ProFund	2,584,000	3,550,000	1,894,000	7,756,000	2,604,000
Short Nasdaq-100 ProFund	608,000	836,000	445,000	1,828,000	618,000
Short Oil & Gas ProFund	268,000	370,000	196,000	810,000	278,000
Short Precious Metals ProFund	604,000	829,000	442,000	1,814,000	614,000
Short Real Estate ProFund	111,000	153,000	82,000	336,000	118,000
Short Small-Cap ProFund	169,000	233,000	124,000	510,000	181,000
Small-Cap ProFund	243,000	334,000	178,000	730,000	251,000
Small-Cap Growth ProFund	10,000	14,000	7,000	31,000	12,000
Small-Cap Value ProFund	1,000	1,000	1,000	4,000	3,000
Technology UltraSector ProFund	1,730,000	2,377,000	1,268,000	5,193,000	1,746,000
Telecommunications UltraSector ProFund	35,000	49,000	25,000	108,000	47,000
U.S. Government Plus ProFund	3,740,000	5,138,000	2,742,000	11,224,000	3,765,000
UltraBear ProFund	1,552,000	2,132,000	1,138,000	4,659,000	1,568,000
UltraBull ProFund	7,768,000	10,669,000	5,696,000	23,308,000	7,813,000
UltraChina ProFund	486,000	668,000	356,000	1,461,000	497,000
UltraDow 30 ProFund	970,000	1,333,000	712,000	2,915,000	982,000
UltraEmerging Markets ProFund	351,000	483,000	257,000	1,057,000	363,000
UltraInternational ProFund	1,229,000	1,689,000	902,000	3,691,000	1,242,000
UltraJapan ProFund	2,566,000	3,524,000	1,881,000	7,698,000	2,580,000
UltraLatin America ProFund	892,000	1,225,000	653,000	2,679,000	904,000

Fund Name	Canadian Imperial Bank of Commerce, 1.59%, dated 10/31/19, due 11/1/19(1)	HSBC Securities (USA), Inc., 1.42%, dated 10/31/19, due 11/1/19(2)	RBC Capital Markets, LLC, 1.58%, dated 10/31/19, due 11/1/19(3)	Societe Generale, 1.70%, dated 10/31/19, due 11/1/19(4)	UMB Bank, N.A., 1.59%, dated 10/31/19, due 11/1/19(5)
UltraMid-Cap ProFund	$2,915,000	$4,003,000	$2,136,000	$8,748,000	$2,938,000
UltraNasdaq-100 ProFund	25,807,000	35,441,000	18,924,000	77,422,000	25,937,000
UltraShort China ProFund	320,000	440,000	234,000	962,000	330,000
UltraShort Dow 30 ProFund	595,000	817,000	435,000	1,787,000	605,000
UltraShort Emerging Markets ProFund	305,000	419,000	224,000	918,000	314,000
UltraShort International ProFund	301,000	414,000	221,000	907,000	311,000
UltraShort Japan ProFund	218,000	300,000	160,000	656,000	222,000
UltraShort Latin America ProFund	614,000	845,000	450,000	1,847,000	626,000
UltraShort Mid-Cap ProFund	238,000	328,000	175,000	719,000	249,000
UltraShort Nasdaq-100 ProFund	1,985,000	2,728,000	1,456,000	5,962,000	2,007,000
UltraShort Small-Cap ProFund	657,000	905,000	482,000	1,978,000	670,000
UltraSmall-Cap ProFund	3,206,000	4,405,000	2,352,000	9,624,000	3,233,000
Utilities UltraSector ProFund	6,303,000	8,657,000	4,621,000	18,910,000	6,339,000
	$102,426,000	$140,705,000	$75,093,000	$307,457,000	$103,342,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of October 31, 2019 as follows:

(1)	U.S. Treasury Notes, 2.00%, due 11/30/22, total value $104,484,666.
(2)

U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at October 31, 2019, 2.231% to 2.246%, due 2/15/44 to 11/15/45, which had an aggregate value of $143,524,127.

(3)	U.S. Treasury Notes, 0.50%, due 1/15/28, total value $76,604,518.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $313,615,310.
(5)

U.S. Treasury Notes, 1.00% to 1.375%, due 11/30/19 to 2/29/20, Federal Farm Credit Banks, 2.61% to 2.875%, due 12/21/23 to 2/27/24, Federal Home Loan Banks, 3.375%, due 12/8/23, which had an aggregate value of $105,431,132.